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                          UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                           FORM N-CSR

           CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                MANAGEMENT INVESTMENT COMPANIES


          Investment Company Act file number:   811-4000
                                                --------

                    SUMMIT MUTUAL FUNDS, INC.
        (Exact name of registrant as specified in charter)

           1876 Waycross Road, Cincinnati, Ohio 45240
        (Address of principal executive offices)  (Zip code)

                      John F. Labmeier, Esq.
            The Union Central Life Insurance Company
                          P.O. Box 40888
                        1876 Waycross Road
                      Cincinnati, Ohio 45240
             (Name and address of agent for service)

Registrant's telephone number, including area code:   (513) 595-2600

Date of fiscal year end:           December 31, 2005

Date of reporting period:          June 30, 2005


ITEM 1. Report to Stockholders

Summit Mutual Funds

Semiannual Report

Summit Pinnacle Series

Zenith Portfolio
Bond Portfolio
S&P 500 Index Portfolio
S&P MidCap 400 Index Portfolio
Balanced Index Portfolio
Nasdaq-100 Index Portfolio
Russell 2000 Small Cap Index Portfolio
EAFE International Index Portfolio
Lehman Aggregate Bond Index Portfolio

June 30, 2005

[SUMMIT MUTUAL FUNDS LOGO]

                              Summit Mutual Funds, Inc. - Pinnacle Series
                                    SEMIANNUAL REPORT - TABLE OF CONTENTS

Message from the President ........................................    1
    Fund Expenses .................................................    2

Portfolio Managers' Reports and Financial Statements:
    Zenith Portfolio ..............................................    3
    Bond Portfolio ................................................    8
    S&P 500 Index Portfolio .......................................   15
    S&P MidCap 400 Index Portfolio ................................   24
    Balanced Index Portfolio ......................................   33
    Nasdaq-100 Index Portfolio ....................................   43
    Russell 2000 Small Cap Index Portfolio ........................   49
    EAFE International Index Portfolio ............................   71
    Lehman Aggregate Bond Index Portfolio .........................   83

Notes to Financial Statements .....................................   89

This Fund files a complete Schedule of Investments in Securities with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report has been prepared for the information of Contract owners and is not authorized for distribution to prospective purchasers of contracts unless it is preceded or accompanied by an effective prospectus for Summit Mutual Funds, Inc.

                              Summit Mutual Funds, Inc. - Pinnacle Series
                                               MESSAGE FROM THE PRESIDENT

We are pleased to send you Summit Mutual Funds'2005 Semiannual Report for the period ended June 30, 2005. We welcome new and thank existing investors that have selected Summit Funds within insurance and annuity products. We strive to help you reach your financial goals.

The first half of 2005 was somewhat of a conundrum for investors. Nearly all equity markets traded lower despite strong corporate profits, real gross domestic product increases of 3.8% and 3.4% in the 1st and 2nd quarters and increased consumer confidence. Meanwhile, overall bond returns were positive in spite of the Federal Reserve's continued policy of measured short-term interest rate increases designed to control inflation. The strong corporate profits and real GDP growth mentioned above were factors that weighed in on the Federal Reserve's decision to raise the Federal Funds rate four times to a June 30th level of 3.25%.

"...maintain the proper perspective and have realistic expectations ..."

Global markets have also been affected by the continued uncertainty in Iraq and the threat of terrorist attacks both domestically and abroad. Sadly, the threat became real shortly after the semi-annual period ended. Terrorists targeted London's transportation system on July 7th and again on a smaller scale two weeks later. In a stark contrast to the global markets' reaction after the 9/11 terrorist attacks on the United States, the markets have responded positively with all major indices posting positive returns for the month of July. Nevertheless, these factors will no doubt continue to cast uncertainty for investors.

Equity markets responded to the U.S. economic and geopolitical news with predominantly negative returns. For the six month period, the large cap S&P 500 Index declined 0.81% and the small cap Russell 2000 Index slumped 1.25%. Other market sectors had the large cap growth Nasdaq-100 Index dropping 7.69% and the international EAFE Index falling 0.85%. The one bright spot for the period was the S&P MidCap 400 Index which rose 3.84%.

Fixed income markets provided positive returns, despite higher interest rates and downgrades of debt from both GM and Ford to high yield or "junk bond" status. Higher interest rates continue to have more effect on the shorter end of the yield curve as spreads between the 3-month Treasury Bill and the 10-year Treasury Note have closed to 0.79% at June 30th versus 2.0% at year end. The 10-year Treasury Note ended the period yielding 3.92%. The Lehman Aggregate Bond Index's period total return was 2.51%. High yield markets slowed from their heady returns of the last several years with a return of 1.14% in the Merrill Lynch High Yield Master II Index. Money market returns continued to rebound from record lows as a result of the string of rate increases with first tier retail money market funds posting a 2.34% seven-day yield as of June30, 2005.

Despite the positive U.S. economic news reported earlier, concern about the strength, and more importantly the durability, of the economic expansion in the face of swelling oil prices seemed to weigh on the markets. Crude oil prices started the period in the mid $40/barrel range only to surge to the high $50/barrel range by the end of the period. As a result, the market uncertainty and volatility will likely continue as investors ponder inflation, the strength of the U.S. economy and the ability of corporations and consumers alike to endure both higher interest rates and energy prices.

"Proper diversification of your investments ... (is) an important component of achieving your long-term investment goals."

We believe that maintaining the proper perspective and having realistic expectations will ensure that your investment strategy is appropriate for your risk tolerance and time horizon. Vigilance over asset allocation and portfolio rebalancing are critical in periods of volatile returns. Proper diversification of your investments, both within and across asset sectors (or specifically stocks, bonds and cash) remains an important component of achieving your long-term investment goals. Summit Mutual Funds provides a solid foundation for diversified investment planning with choices across equity and fixed-income styles.

Recent highlights:

0 Summit's Zenith Portfolio has demonstrated strong one, three and five year performance (with average annual returns of 11.25%, 10.13% and 9.19%). This ranks it as a top performer by leading rating agencies.

0 Summit continues to provide low cost mutual funds. While the industry average for stock mutual fund expense ratios is 1.25%, Summit's average stock fund expense ratio is 0.70%

Thank you for choosing Summit Funds and for the trust that you have placed in us.

Best regards,

/s/ Steven R. Sutermeister

Steven R. Sutermeister
President

Summit Mutual Funds, Inc. - Pinnacle Series
2005 SEMIANNUAL REPORT - FUND EXPENSES

As a shareholder of the Portfolio, you incur ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2005 through June 30, 2005.

Actual Expenses

The first section of the table below provides information about actual account values and actual net expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio, net of fee waivers and expense reimbursements, and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                             Beginning          Ending
Annualized      Expenses Paid *
                                           Account Value     Account Value     Net
Expense   January 1, 2005 to
               Portfolio                 December 31, 2004   June 30, 2005
Ratio         June 30, 2005
-----------------------------------------------------------------------------------
----------------------------
        Based on Actual Return
Zenith Portfolio                             $ 1,000           $ 1,009
0.89%       $  4
Bond Portfolio                                 1,000             1,013
0.75%          4
S&P 500 Index Portfolio                        1,000               989
0.39%          2
S&P MidCap 400 Index Portfolio                 1,000             1,033
0.53%          3
Balanced Index Portfolio                       1,000               998
0.60%          3
Nasdaq-100 Index Portfolio                     1,000               917
0.65%          3
Russell 2000 Small Cap Index Portfolio         1,000               982
0.71%          3
EAFE International Index Portfolio             1,000               980
0.95%          5
Lehman Aggregate Bond Index Portfolio          1,000             1,018
0.60%          3

    Based on Hypothetical Return
     (5% return before expenses)
Zenith Portfolio                             $ 1,000           $ 1,020
0.89%       $  4
Bond Portfolio                                 1,000             1,021
0.75%          4
S&P 500 Index Portfolio                        1,000             1,023
0.39%          2
S&P MidCap 400 Index Portfolio                 1,000             1,022
0.53%          3
Balanced Index Portfolio                       1,000             1,022
0.60%          3
Nasdaq-100 Index Portfolio                     1,000             1,021
0.65%          3
Russell 2000 Small Cap Index Portfolio         1,000             1,021
0.71%          4
EAFE International Index Portfolio             1,000             1,020
0.95%          5
Lehman Aggregate Bond Index Portfolio          1,000             1,022
0.60%          3

* Expenses are equal to the Portfolio's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                     Summit Mutual Funds, Inc. - Pinnacle Series
                                                                ZENITH PORTFOLIO

Objective - Seeks long-term appreciation of capital by investing in common stocks and other equity securities with values that are, at present, not fully recognized by the market.

Strategy - The Summit Pinnacle Zenith Portfolio (the "Portfolio") will remain in a highly invested position ranging from 86% to 98%. The cash position will be held in highly liquid money market instruments to meet redemptions and to provide cash for future stock purchases as new opportunities arise.

Manager's Comments:

The Portfolio's fund performance for the six-month period ended June 30, 2005 was 1.36% (before the impact of any product or contract-level fees) versus 1.76% for the Russell 1000 Value and -0.81% for the Standard & Poor's 500 Composite Stock (the "S&P 500 Index") Indices.

This year the Federal Reserve has raised the federal funds rate 25 basis points at each of their regularly scheduled meetings-from 2.25% to 3.25%. When the Federal Reserve started raising rates from 1% in 2004 they hinted that rates would rise to between 3% and 5%. The Federal Reserve is weighing the potentially inflationary effects of higher energy and housing prices versus not wanting to stall economic growth.

The largest positive contributor to performance in the period was the energy sector. High oil prices made this the top performing sector for the index. Good stock selection among the integrated oils was complemented by overweighting positions in oil service companies and crude producers (sub-sectors that over-performed). Underweighting financial services stocks also buoyed performance as this sector lagged in the face of rising interest rates. Good stock selection in names like MBNA and Alliance Capital benefited from unique stock price drivers that set them apart from their interest rate challenged peers. Finally, good stock selection within the autos & transportation sector boosted performance as the fund avoided the struggling auto stocks and benefited from its holdings in railroad stocks.

Fund performance was hampered by overweighting consumer discretionary stocks that did not perform well as a group. Particularly, the Fund was concentrated in the media and entertainment stocks which were a weaker performing sub-sector. The portfolio's underweight in utilities (which performed relatively well as a group) also held back performance. The electric utility sub-sector was the best, and the portfolio had relatively little exposure to the stocks. We consciously reduced investment in the electric utilities due to historically high relative valuations. We are currently maintaining that underweight position. The portfolio held cable and telephone utilities, which were underperforming sub-sectors for the period. Finally, stock selection in the materials and processing sector was a drag on performance, with investments in aluminum producer Alcan and chemical companies Dow and DuPont coming up short.

Long-term fixed income markets surprisingly have not fallen as the Federal Reserve has raised short term interest rates. Perhaps global supply of credit is such that global interest rates will stay lower longer than expected. Regardless, the equity markets eagerly are anticipating the Federal Reserve to declare that rates are no longer accommodative and that rates may not have to rise at their subsequent meetings. Additionally, the drag that higher energy costs have imposed on the economy might be relieved if energy prices decline. So far, even though interest rates have risen and energy costs have remained high, the economy has been able to maintain growth at a rate of 3.8% in the first quarter as measured by the GDP.

Equity returns generally have been slim to negative for equity indices this year. The Portfolio will attempt to take advantage of opportunities that present themselves as some investors either take stock prices higher on euphoria or take them lower due to excessive negativity on a sub-sector or a security.

                         Fund Data

     Manager:                           James McGlynn
     Inception Date:                    August 15, 1984
     Total Net Assets:                  $52.28 Million
     Number of Holdings:                57
     Median Cap Size:                   $42.84 Billion
     Average Price-to-book Ratio:       2.14x
     Dividend Yield:                    2.39%
     Average Price-to-earnings Ratio:
     Summit Pinnacle Zenith Portfolio   17.0x
     S&P 500 Index                      17.6x

[LINE CHART]

       Comparison of Change in Value of  $10,000 Investment

Summit Zenith Portfolio - Average Annual Total Return

        1-YEAR    5-YEAR    10 year
        ------    ------    -------
         11.25%     9.19%     9.06%

Past performance is not predictive of future results.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Separate account expenses are not included

                    Summit      Russell 1000
              Zenith Portfolio  Value Index     Russell 2000 Index
 6/30/1995        $ 10,000        $ 10,000            $ 10,000
 7/31/1995        $ 10,720        $ 10,348            $ 10,567
 8/31/1995        $ 10,979        $ 10,494            $ 10,764
 9/30/1995        $ 11,203        $ 10,874            $ 10,943
10/31/1995        $ 10,894        $ 10,766            $ 10,445
11/30/1995        $ 11,259        $ 11,311            $ 10,880
12/31/1995        $ 11,638        $ 11,595            $ 11,140
 1/31/1996        $ 11,750        $ 11,957            $ 11,119
 2/29/1996        $ 12,081        $ 12,047            $ 11,456
 3/31/1996        $ 12,422        $ 12,252            $ 11,662
 4/30/1996        $ 12,783        $ 12,299            $ 12,279
 5/31/1996        $ 13,137        $ 12,453            $ 12,758
 6/30/1996        $ 13,041        $ 12,463            $ 12,220
 7/31/1996        $ 12,360        $ 11,992            $ 11,141
 8/31/1996        $ 12,908        $ 12,335            $ 11,772
 9/30/1996        $ 13,190        $ 12,825            $ 12,213
10/31/1996        $ 13,569        $ 13,321            $ 12,008
11/30/1996        $ 14,052        $ 14,287            $ 12,485
12/31/1996        $ 14,491        $ 14,105            $ 12,785
 1/31/1997        $ 14,871        $ 14,788            $ 13,026
 2/28/1997        $ 14,722        $ 15,006            $ 12,694
 3/31/1997        $ 14,179        $ 14,466            $ 12,078
 4/30/1997        $ 14,086        $ 15,074            $ 12,093
 5/31/1997        $ 15,166        $ 15,916            $ 13,425
 6/30/1997        $ 15,694        $ 16,599            $ 13,975
 7/31/1997        $ 16,386        $ 17,847            $ 14,613
 8/31/1997        $ 16,693        $ 17,211            $ 14,929
 9/30/1997        $ 17,873        $ 18,252            $ 16,000
10/31/1997        $ 17,376        $ 17,742            $ 15,276
11/30/1997        $ 17,290        $ 18,526            $ 15,158
12/31/1997        $ 17,471        $ 19,067            $ 15,408
 1/31/1998        $ 17,093        $ 18,797            $ 15,162
 2/28/1998        $ 17,900        $ 20,062            $ 16,283
 3/31/1998        $ 19,129        $ 21,289            $ 16,947
 4/30/1998        $ 19,453        $ 21,432            $ 17,025
 5/31/1998        $ 18,540        $ 21,114            $ 16,099
 6/30/1998        $ 18,031        $ 21,385            $ 16,126
 7/31/1998        $ 16,662        $ 21,007            $ 14,799
 8/31/1998        $ 13,353        $ 17,881            $ 11,915
 9/30/1998        $ 13,942        $ 18,907            $ 12,819
10/31/1998        $ 14,417        $ 20,372            $ 13,333
11/30/1998        $ 14,665        $ 21,321            $ 14,024
12/31/1998        $ 14,796        $ 22,047            $ 14,892
 1/31/1999        $ 14,657        $ 22,223            $ 15,090
 2/28/1999        $ 13,514        $ 21,909            $ 13,867
 3/31/1999        $ 13,742        $ 22,363            $ 14,084
 4/30/1999        $ 14,981        $ 24,451            $ 15,346
 5/31/1999        $ 14,969        $ 24,183            $ 15,570
 6/30/1999        $ 15,661        $ 24,885            $ 16,273
 7/31/1999        $ 15,672        $ 24,156            $ 15,828
 8/31/1999        $ 15,398        $ 23,260            $ 15,242
 9/30/1999        $ 14,980        $ 22,447            $ 15,245
10/31/1999        $ 14,992        $ 23,739            $ 15,307
11/30/1999        $ 15,302        $ 23,553            $ 16,221
12/31/1999        $ 15,099        $ 23,667            $ 18,058
 1/31/2000        $ 14,740        $ 22,895            $ 17,765
 2/29/2000        $ 13,963        $ 21,194            $ 20,700
 3/31/2000        $ 16,076        $ 23,780            $ 19,338
 4/30/2000        $ 15,776        $ 23,503            $ 20,220
 5/31/2000        $ 16,334        $ 23,750            $ 19,041
 6/30/2000        $ 15,982        $ 22,665            $ 20,705
 7/31/2000        $ 15,849        $ 22,949            $ 20,057
 8/31/2000        $ 16,626        $ 24,226            $ 21,577
 9/30/2000        $ 16,784        $ 24,448            $ 20,939
10/31/2000        $ 17,525        $ 25,048            $ 20,005
11/30/2000        $ 17,330        $ 24,118            $ 17,952
12/31/2000        $ 18,388        $ 25,327            $ 19,503
 1/31/2001        $ 19,154        $ 25,424            $ 20,517
 2/28/2001        $ 18,886        $ 24,717            $ 19,174
 3/31/2001        $ 18,373        $ 23,845            $ 18,236
 4/30/2001        $ 19,546        $ 25,013            $ 19,662
 5/31/2001        $ 20,168        $ 25,576            $ 20,146
 6/30/2001        $ 19,947        $ 25,008            $ 20,841
 7/31/2001        $ 20,229        $ 24,955            $ 19,713
 8/31/2001        $ 19,394        $ 23,955            $ 19,076
 9/30/2001        $ 18,449        $ 22,268            $ 16,509
10/31/2001        $ 18,781        $ 22,077            $ 17,475
11/30/2001        $ 19,812        $ 23,359            $ 18,827
12/31/2001        $ 20,455        $ 23,911            $ 19,989
 1/31/2002        $ 20,307        $ 23,727            $ 19,781
 2/28/2002        $ 20,566        $ 23,765            $ 19,239
 3/31/2002        $ 21,301        $ 24,889            $ 20,784
 4/30/2002        $ 20,310        $ 24,035            $ 20,973
 5/31/2002        $ 20,194        $ 24,155            $ 20,042
 6/30/2002        $ 18,573        $ 22,769            $ 19,048
 7/31/2002        $ 16,437        $ 20,651            $ 16,171
 8/31/2002        $ 16,693        $ 20,806            $ 16,131
 9/30/2002        $ 14,682        $ 18,492            $ 14,973
10/31/2002        $ 15,499        $ 19,863            $ 15,453
11/30/2002        $ 16,951        $ 21,114            $ 16,832
12/31/2002        $ 15,731        $ 20,198            $ 15,894
 1/31/2003        $ 15,346        $ 19,709            $ 15,454
 2/28/2003        $ 15,132        $ 19,183            $ 14,987
 3/31/2003        $ 15,241        $ 19,215            $ 15,181
 4/30/2003        $ 16,801        $ 20,906            $ 16,620
 5/31/2003        $ 17,937        $ 22,257            $ 18,403
 6/30/2003        $ 18,496        $ 22,535            $ 18,736
 7/31/2003        $ 18,636        $ 22,871            $ 19,909
 8/31/2003        $ 18,834        $ 23,228            $ 20,821
 9/30/2003        $ 18,789        $ 23,000            $ 20,436
10/31/2003        $ 19,745        $ 24,408            $ 22,152
11/30/2003        $ 20,007        $ 24,739            $ 22,939
12/31/2003        $ 21,324        $ 26,263            $ 23,404
 1/31/2004        $ 21,855        $ 26,726            $ 24,420
 2/29/2004        $ 22,058        $ 27,298            $ 24,640
 3/31/2004        $ 21,654        $ 27,057            $ 24,869
 4/30/2004        $ 21,530        $ 26,397            $ 23,601
 5/31/2004        $ 21,611        $ 26,666            $ 23,976
 6/30/2004        $ 22,300        $ 27,296            $ 24,985
 7/31/2004        $ 21,758        $ 26,911            $ 23,304
 8/31/2004        $ 22,034        $ 27,293            $ 23,185
 9/30/2004        $ 22,302        $ 27,716            $ 24,272
10/31/2004        $ 22,720        $ 28,176            $ 24,751
11/30/2004        $ 23,656        $ 29,602            $ 26,896
12/31/2004        $ 24,474        $ 30,594            $ 27,693
 1/31/2005        $ 23,929        $ 30,049            $ 26,538
 2/28/2005        $ 24,750        $ 31,044            $ 26,986
 3/31/2005        $ 24,605        $ 30,618            $ 26,214
 4/30/2005        $ 24,029        $ 30,070            $ 24,712
 5/31/2005        $ 24,639        $ 30,795            $ 26,331
 6/30/2005        $ 24,807        $ 31,131            $ 27,347

                             Top 10 Equity Holdings

                                           (% of net assets)
                                           -----------------
     The St. Paul Travelers Companies             2.62%
     Equity Residential Properties Trust          2.54%
     SBC Communications Inc.                      2.54%
     Verizon Communications                       2.51%
     J.P. Morgan Chase & Co.                      2.45%
     News Corporation                             2.43%
     Time Warner Inc.                             2.39%
     Viacom Inc                                   2.36%
     Sony Corp.                                   2.35%
     Deere & Co.                                  2.31%

[PIE CHART]

                               Sector Allocations

Transportation                                     3.4%
Financials                                        28.7%
Utilities                                          8.0%
Consumer Discretionary                            12.7%
Energy                                            10.9%
Consumer Non-Durable                               7.9%
Health Care                                        6.0%
Industrials                                        5.4%
Technology                                         9.9%
Materials                                          4.1%
Short-Term & Other                                 3.0%

Summit Mutual Funds, Inc. - Pinnacle Series
FINANCIAL HIGHLIGHTS                                            ZENITH PORTFOLIO

FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period. Share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.

                                                      Six Months
                                                    Ended June 30,
                                                      (Unaudited)
Year Ended December 31,
                                                    -------------------------------
--------------------------------------
                                                        2005           2004
2003       2002       2001       2000
                                                    -------------------------------
--------------------------------------
Net asset value, beginning of period                 $   91.30       $  80.76   $
59.67   $  82.75   $  75.60   $  63.10
                                                    ----------       --------   ---
-----   --------   --------   --------
   Investment Activities:
   Net investment income / (loss)                         0.64           1.47
1.17       1.11       1.40       1.15
Net realized and unrealized gains / (losses)              0.51          10.33
20.01     (18.92)      7.05      12.40
                                                    ----------       --------   ---
-----   --------   --------   --------
Total from Investment Activities                          1.15          11.80
21.18     (17.81)      8.45      13.55
                                                    ----------       --------   ---
-----   --------   --------   --------

DISTRIBUTIONS:
   Net investment income                                 (1.43)         (1.26)
(0.09)     (1.39)     (1.30)     (1.05)
   Return of capital                                        --             --
--      (3.88)        --         --
   Net realized gains                                    (4.01)            --
--         --         --         --
                                                    ----------       --------   ---
-----   --------   --------   --------
Total Distributions                                      (5.44)         (1.26)
(0.09)     (5.27)     (1.30)     (1.05)
                                                    ----------       --------   ---
-----   --------   --------   --------
Net asset value, end of period                       $   87.01       $  91.30   $
80.76   $  59.67   $  82.75   $  75.60
                                                    ==========       ========
========   ========   ========   ========
Total return                                              1.36%         14.77%
35.56%    -23.10%     11.24%     21.79%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets - net(1)          0.89%(2)       0.91%
0.93%      0.93%      0.81%      0.73%
Ratio of expenses to average net assets -gross            0.89%(2)       0.91%
0.93%      0.93%      0.83%      0.77%
Ratio of net investment income / (loss)
   to average net assets                                  1.49%(2)       1.74%
1.68%      1.52%      1.74%      1.47%
Portfolio turnover rate                                  63.25%(2)      68.59%
71.70%     56.53%    102.03%     81.95%
Net assets, end of period (000's)                    $  52,278       $ 51,864   $
47,104   $ 38,218   $ 54,562   $ 50,485

(1) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.

(2)  Annualized.

The accompanying notes are an integral part of the financial statements.

                                     Summit Mutual Funds, Inc. - Pinnacle Series
ZENITH PORTFOLIO                                         SCHEDULE OF INVESTMENTS

JUNE 30, 2005 (Unaudited)

                                                          SHARES          VALUE
                                                     --------------------------
COMMON STOCKS - 97.01%
CONSUMER DISCRETIONARY - 12.69%
   Gap Inc.                                               47,900   $    946,025
   Sony Corp. ADR                                         35,700      1,229,508
   News Corporation                                       75,200      1,267,872
   Time Warner, Inc.*                                     74,900      1,251,579
   The Walt Disney Co*.                                   28,000        705,040
   Viacom Inc. Class B                                    38,549      1,234,339
                                                                   ------------
                                                                      6,634,363
                                                                   ------------
CONSUMER NON-DURABLE - 7.94%
   Anheuser-Busch Companies Inc.*                         18,300        837,225
   Coca-Cola Co.                                          26,000      1,085,500
   Kraft Foods                                            35,900      1,141,979
   Unilever NV ADR                                        16,800      1,089,144
                                                                   ------------
                                                                      4,153,848
                                                                   ------------
ENERGY - 10.92%
   Anadarko Petroleum Corp.                                6,600        542,190
   Baker Hughes, Inc.                                     14,100        721,356
   ChevronTexaco Corp.                                    18,938      1,059,013
   ConocoPhillips                                         10,142        583,064
   Devon Energy Corp.                                     13,800        699,384
   Nabors Industries Ltd.*                                12,800        775,936
   Unocal Corp.                                           11,100        722,055
   Weatherford International Ltd.*                        10,400        602,992
                                                                   ------------
                                                                      5,705,990
                                                                   ------------
FINANCIALS - 28.72%
   Alliance Capital Management Holdings LP                25,500      1,191,870
   Bank of America Corp.                                  14,700        670,467
   The Bank of New York Co., Inc.                         36,100      1,038,958
   Citigroup, Inc.                                        25,600      1,183,488
   Equity Residential Properties Trust                    36,000      1,325,520
   Freddie Mac                                            15,600      1,017,588
   The Goldman Sachs Group Inc.                            5,800        591,716
   J.P. Morgan Chase & Co.                                36,204      1,278,725
   MBNA Corporation                                       38,600      1,009,776
   Mellon Financial Corp.                                 28,500        817,665
   Morgan Stanley Dean Witter & Co.                       14,200        745,074
   New York Community Bancorp Inc.*                       26,700        483,804
   PNC Financial Services Group                           18,500      1,007,510
   The St. Paul Travelers Companies                       34,700      1,371,691
   Washington Mutual, Inc.                                 7,300        297,037
   Wells Fargo & Co.                                      16,000        985,280
                                                                   ------------
                                                                     15,016,169
                                                                   ------------
HEALTH CARE - 6.02%
   Bristol-Meyers Squibb Co.                              24,000        599,520
   GlaxoSmithKline                                        19,400        941,094
   Merck & Co., Inc.                                      14,300        440,440
   Pfizer, Inc.                                           42,300      1,166,634
                                                                   ------------
                                                                      3,147,688
                                                                   ------------
INDUSTRIALS - 5.40%
   Deere & Co.                                            18,400      1,205,016
   General Electric Co.                                   29,300      1,015,245
   SPX Corp.                                              13,100        602,338
                                                                   ------------
                                                                      2,822,599
                                                                   ------------
MATERIALS - 4.09%
   Alcan, Inc.                                            25,800        774,000
   The Dow Chemical Co.                                   11,400        507,642
   Du Pont (E.I.) deNemours & Co.                         19,900        855,899
                                                                   ------------
                                                                      2,137,541
                                                                   ------------
TECHNOLOGY - 9.88%
   Electronic Data Systems Corp.                          22,700        436,975
   Hewlett-Packard Co.                                    50,900      1,196,659
   Intel Corp.                                            34,300        893,858
   International Business Machines Corp.                   9,100        675,220
   Microsoft Corp.                                        47,200      1,172,448
   Nokia OYJ ADR                                          47,300        787,072
                                                                   ------------
                                                                      5,162,232
                                                                   ------------
TRANSPORTATION - 3.37%
   CSX Corp.                                              18,500        789,210
   Union Pacific Corp.                                    15,000        972,000
                                                                   ------------
                                                                      1,761,210
                                                                   ------------
UTILITIES - 7.98%
   Comcast Corporation*                                   23,200        694,840
   Cinergy Corporation                                    12,800        573,696
   SBC Communications Inc                                 55,800      1,325,250
   The Southern Co.                                        7,700        266,959
   Verizon Communications, Inc.                           38,000      1,312,900
                                                                   ------------
                                                                      4,173,645
                                                                   ------------
      Total Common Stocks
         (cost $46,537,029)                                          50,715,285
                                                                   ------------
SHORT-TERM INVESTMENTS - 2.08%
NORTHERN TRUST DIVERSIFIED ASSETS FUND - 2.08%         1,085,923      1,085,923
                                                                   ------------
   Total Short-Term Investments
      (cost $1,085,923)                                               1,085,923
                                                                   ------------
   TOTAL INVESTMENTS - 99.09%
      (cost $47,622,952)(1)                                          51,801,208
                                                                   ------------
NORTHERN INSTITUTIONAL LIQUID ASSET
   PORTFOLIO(2) - 8.36%                                               4,369,190
                                                                   ------------
OTHER ASSETS AND LIABILITIES - (7.45%)                               (3,892,517)
                                                                   ------------
TOTAL NET ASSETS - 100.00%                                         $ 52,277,881
                                                                   ============

*    Non-income producing

(1) For federal income tax purposes, cost is $47,650,597 and gross unrealized appreciation and depreciation of securities as of June 30, 2005 was $5,889,126 and ($1,738,515), respectively, with a net appreciation / depreciation of $4,150,611.

(2) This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $4,182,045, $4,369,190, and $0, respectively.

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
FINANCIAL STATEMENTS                                            ZENITH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005 (Unaudited)

ASSETS
   Investments in securities, at value              $ 51,801,208
   Collateral for securities loaned,
      at fair value                                    4,369,190
   Receivables:
      Shares sold                                         10,766
      Securities sold                                    911,063
      Interest and dividends                              91,228
   Prepaid expenses and other                              1,249
                                                    ------------
                                                      57,184,704
                                                    ------------
LIABILITIES
   Payables:
      Investment securities purchased                    478,244
      Shares redeemed                                        590
      Payable upon return of securities loaned         4,369,190
      Advisory fees                                       27,607
      Administration expenses                              4,314
      Directors' fees                                      1,920
      Custodian fees                                         967
      Fund accounting fees                                 7,696
      Professional fees                                   11,205
      Other accrued expenses                               5,090
                                                    ------------
                                                       4,906,823
                                                    ------------
NET ASSETS*
   Paid-in capital                                    45,452,947
   Accumulated undistributed net
      investment income                                  296,102
   Accumulated net realized gain / (loss)
      on investments and futures contracts             2,350,576
   Net unrealized appreciation / (depreciation)
      on investments                                   4,178,256
                                                    ------------
                                                    $ 52,277,881
                                                    ============
Shares authorized ($.10 par value)                    40,000,000
Shares outstanding                                       600,793
Net asset value, offering and redemption
   price per share                                  $      87.01
Investments at cost                                 $ 47,622,952

* FEDERAL TAX DATA AS OF DECEMBER 31, 2004

   Undistributed ordinary income                    $    968,853
   Undistributed long-term gains                    $  2,046,249
   Unrealized appreciation                          $  6,204,108

STATEMENT OF OPERATIONS
For the period ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
   Interest                                         $     17,553
   Dividends                                             587,890
   Foreign dividend taxes withheld                          (974)
   Other income                                            3,872
                                                    ------------
                                                         608,341
                                                    ------------
EXPENSES
   Advisory fees                                         163,883
   Administration expenses                                25,607
   Custodian fees and expenses                             3,072
   Fund accounting fees                                   15,295
   Professional fees                                      10,014
   Directors' fees                                         3,076
   Transfer agent fees                                     4,713
   Other expenses                                          2,406
                                                    ------------
                                                         228,066
                                                    ------------
NET INVESTMENT INCOME / (LOSS)                           380,275
                                                    ------------

REALIZED AND UNREALIZED GAIN / (LOSS)
   Net realized gain / (loss) on investments
      and options                                      2,378,226
   Net change in unrealized appreciation /
      (depreciation) on investments                   (2,053,497)
                                                    ------------
NET REALIZED AND UNREALIZED
   GAIN / (LOSS)                                         324,729
                                                    ------------
NET INCREASE / (DECREASE)
   IN NET ASSETS FROM OPERATIONS                    $    705,004
                                                    ============

TRANSACTIONS WITH AFFILIATES:

         Percent of Current
           Net Asset Value
-------------------------------------
Advisory    Administration   Expense
  Fee            Fee         Limit(1)   Waiver   Reimbursement
--------------------------------------------------------------
  0.64%         0.10%         1.00%       $--        $--

(1) If total operating expenses, exclusive of advisory fees and certain other expenses, for any fiscal quarter exceed the indicated limit, the Adviser will reimburse the portfolio for such excess, up to the amount of the advisory fee for that year.

The accompanying notes are an integral part of the financial statements.

                                     Summit Mutual Funds, Inc. - Pinnacle Series
ZENITH PORTFOLIO                                            FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   For the
                                                                 Six Months
                                                               Ended June 30,
Year Ended
                                                                 (Unaudited)
December 31,
                                                               --------------------
----------
OPERATIONS
   Net investment income / (loss)                              $      380,275    $
836,259
   Net realized gain / (loss) on investments and futures            2,378,226
4,384,098
   Net change in unrealized appreciation / (depreciation)
      on investments                                               (2,053,497)
1,523,293
                                                               --------------    --
----------
                                                                      705,004
6,743,650
                                                               --------------    --
----------

DISTRIBUTIONS TO SHAREHOLDERS*
   Net investment income                                             (815,280)
(733,678)
   Net realized gain on investments                                (2,284,000)
--
                                                               --------------    --
----------
                                                                   (3,099,280)
(733,678)
                                                               --------------    --
----------

FUND SHARE TRANSACTIONS
   Proceeds from shares sold                                        2,257,180
2,389,367
   Reinvestment of distributions                                    3,099,280
733,678
   Payments for shares redeemed                                    (2,548,174)
(4,373,494)
                                                               --------------    --
----------
                                                                    2,808,286
(1,250,449)
                                                               --------------    --
----------
NET INCREASE / (DECREASE) IN NET ASSETS                               414,010
4,759,523
   NET ASSETS
   Beginning of period                                             51,863,871
47,104,348
                                                               --------------    --
----------
   End of period                                               $   52,277,881    $
51,863,871
                                                               ==============
============

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                $      296,102    $
731,107
                                                               ==============
============

FUND SHARE TRANSACTIONS
   Sold                                                                25,850
28,510
   Reinvestment of distributions                                       36,266
8,845
   Redeemed                                                           (29,393)
(52,575)
                                                               --------------    --
----------
      Net increase / (decrease) from fund share transactions           32,723
(15,220)
                                                               ==============
============

TOTAL COST OF PURCHASES OF:
   Common Stocks                                               $   15,783,978    $
32,148,124
                                                               --------------    --
----------
                                                               $   15,783,978    $
32,148,124
                                                               ==============
============

TOTAL PROCEEDS FROM SALES OF:
   Common Stocks                                               $  $15,886,222    $
33,395,102
                                                               --------------    --
----------
                                                               $  $15,886,222    $
33,395,102
                                                               ==============
============

*TAX CHARACTER OF DISTRIBUTIONS PAID
   Ordinary income                                             $  $ 1,053,031    $
733,678
   Long-term capital gains                                     $    2,046,249
--
                                                               --------------    --
----------
                                                               $    3,099,280    $
733,678
                                                               ==============
============

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
BOND PORTFOLIO

Objective - Seeks a high level of current income, as is consistent with a reasonable investment risk, by investing in long-term, fixed-income, investment-grade corporate bonds.

Strategy - The Summit Pinnacle Bond Portfolio (the "Portfolio") will invest at least 80% of its asset value in fixed income securities. The Portfolio will normally invest 75% of the value of its assets in publicly traded straight debt securities that fall within the four highest grades as rated by a national rating agency. Up to 25% of the Portfolio may be invested in below investment grade securities, convertible debt, preferred stock and other securities.

Managers' Comments:

The Portfolio had a total return of 1.63% (after waivers and reimbursements, but before the impact of any product or contract-level fees) for the six-month period ended June 30, 2005, compared to the total return of 2.51% for the Lehman Brothers Aggregate Bond Index (the "Index").

The first half of 2005 was one of the most volatile periods in recent memory for fixed income investors. The largest single "credit migration" occurred during the period when the outstanding debt of General Motors was downgraded to high yield status in May. The downgrade, along with other corporate credit concerns, resulted in wider spreads throughout the corporate bond sector, as investors demanded higher yields for taking on greater perceived risks. This action caused total returns on corporate bonds to lag as prices fell relative to the coupon income.

During the period, the Fed continued its measured pace by repeatedly increasing short term interest rates in 25 basis point intervals. The market anticipates several more increases in the target rate over the remainder of 2005. Real economic growth has been solid, though not spectacular, during 2005. Inflation pressures have been mixed during the period. Growth and inflation developments have been consistent with the Fed's objective of gradually removing accommodation and will likely remain the case during the second half of the year.

U.S. Treasury and Agency obligations were the largest positive contributors to performance in the period. Longer maturities also performed well as long-term interest rates declined during the period while short and intermediate interest rates rose. Mortgage-backed securities out performed on a duration basis but under performed the Index. The Portfolio's over exposure to the corporate sector in general, and specifically holdings in the automotive and other transportation-related issues that have been negatively affected by skyrocketing energy prices, were the largest negative contributors to performance. Additionally, the flattening of the yield curve (short rates rising and long rates falling) has negatively impacted performance given the overexposure to intermediate maturities.

We continue to believe that our long-term strategy of over-weighting corporate and mortgage-backed securities will result in value added opportunities for fixed-income investors.

                                    Fund Data

     Managers:                         Gary R. Rodmaker
                                       Michael J. Schultz
                                       Dave Weisenburger
     Inception Date:                   August 15, 1984
     Total Net Assets:                 $33.89 Million
     Number of Holdings:               137
     Average Duration:                 3.97 years
     Average Maturity:                 11.7 years
     Average Credit Quality:           A2/A
     Current Yield:                    5.22%

[LINE CHART]
               Comparison of Change in Value of $10,000 Investment

Summit Bond Portfolio - Average Annual Total Return

          1 - Year           5 - Year          10 - Year
          --------           --------          ---------
           5.94%               6.32%             6.42%

Past performance is not predictive of future results.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Separate account expenses are not included

              Summit Bond Portfolio    Lehman Brothers Aggregate Bond Index
 6/30/1995           $ 10,000                        $ 10,000
 7/31/1995           $ 10,777                        $  9,978
 8/31/1995           $ 10,886                        $ 10,099
 9/30/1995           $ 10,986                        $ 10,197
10/31/1995           $ 11,148                        $ 10,329
11/30/1995           $ 11,300                        $ 10,484
12/31/1995           $ 11,475                        $ 10,631
 1/31/1996           $ 11,641                        $ 10,701
 2/29/1996           $ 11,516                        $ 10,515
 3/31/1996           $ 11,495                        $ 10,441
 4/30/1996           $ 11,463                        $ 10,383
 5/31/1996           $ 11,484                        $ 10,362
 6/30/1996           $ 11,636                        $ 10,501
 7/31/1996           $ 11,669                        $ 10,529
 8/31/1996           $ 11,702                        $ 10,511
 9/30/1996           $ 11,955                        $ 10,694
10/31/1996           $ 12,166                        $ 10,932
11/30/1996           $ 12,366                        $ 11,119
12/31/1996           $ 12,300                        $ 11,015
 1/31/1997           $ 12,368                        $ 11,049
 2/28/1997           $ 12,469                        $ 11,077
 3/31/1997           $ 12,324                        $ 10,954
 4/30/1997           $ 12,451                        $ 11,118
 5/31/1997           $ 12,612                        $ 11,224
 6/30/1997           $ 12,783                        $ 11,358
 7/31/1997           $ 13,157                        $ 11,664
 8/31/1997           $ 13,052                        $ 11,565
 9/30/1997           $ 13,298                        $ 11,736
10/31/1997           $ 13,428                        $ 11,906
11/30/1997           $ 13,512                        $ 11,961
12/31/1997           $ 13,655                        $ 12,082
 1/31/1998           $ 13,873                        $ 12,237
 2/28/1998           $ 13,873                        $ 12,227
 3/31/1998           $ 14,161                        $ 12,268
 4/30/1998           $ 14,235                        $ 12,332
 5/31/1998           $ 14,322                        $ 12,449
 6/30/1998           $ 14,421                        $ 12,555
 7/31/1998           $ 14,472                        $ 12,582
 8/31/1998           $ 14,434                        $ 12,787
 9/30/1998           $ 14,650                        $ 13,086
10/31/1998           $ 14,315                        $ 13,016
11/30/1998           $ 14,508                        $ 13,091
12/31/1998           $ 14,546                        $ 13,130
 1/31/1999           $ 14,625                        $ 13,223
 2/28/1999           $ 14,389                        $ 12,992
 3/31/1999           $ 14,533                        $ 13,063
 4/30/1999           $ 14,560                        $ 13,105
 5/31/1999           $ 14,413                        $ 12,990
 6/30/1999           $ 14,387                        $ 12,948
 7/31/1999           $ 14,347                        $ 12,894
 8/31/1999           $ 14,320                        $ 12,887
 9/30/1999           $ 14,401                        $ 13,037
10/31/1999           $ 14,387                        $ 13,085
11/30/1999           $ 14,398                        $ 13,084
12/31/1999           $ 14,384                        $ 13,021
 1/31/2000           $ 14,287                        $ 12,978
 2/29/2000           $ 14,439                        $ 13,135
 3/31/2000           $ 14,610                        $ 13,308
 4/30/2000           $ 14,525                        $ 13,270
 5/31/2000           $ 14,371                        $ 13,264
 6/30/2000           $ 14,730                        $ 13,540
 7/31/2000           $ 14,877                        $ 13,663
 8/31/2000           $ 15,138                        $ 13,861
 9/30/2000           $ 15,089                        $ 13,948
10/31/2000           $ 15,040                        $ 14,040
11/30/2000           $ 15,220                        $ 14,270
12/31/2000           $ 15,448                        $ 14,535
 1/31/2001           $ 15,742                        $ 14,773
 2/28/2001           $ 15,939                        $ 14,902
 3/31/2001           $ 16,022                        $ 14,976
 4/30/2001           $ 15,972                        $ 14,913
 5/31/2001           $ 16,072                        $ 15,003
 6/30/2001           $ 16,021                        $ 15,060
 7/31/2001           $ 16,381                        $ 15,397
 8/31/2001           $ 16,552                        $ 15,574
 9/30/2001           $ 16,466                        $ 15,756
10/31/2001           $ 16,826                        $ 16,086
11/30/2001           $ 16,672                        $ 15,864
12/31/2001           $ 16,501                        $ 15,762
 1/31/2002           $ 16,586                        $ 15,890
 2/28/2002           $ 16,652                        $ 16,044
 3/31/2002           $ 16,551                        $ 15,778
 4/30/2002           $ 16,842                        $ 16,084
 5/31/2002           $ 16,959                        $ 16,220
 6/30/2002           $ 16,885                        $ 16,361
 7/31/2002           $ 16,945                        $ 16,558
 8/31/2002           $ 17,169                        $ 16,838
 9/30/2002           $ 17,266                        $ 17,110
10/31/2002           $ 17,033                        $ 17,032
11/30/2002           $ 17,191                        $ 17,028
12/31/2002           $ 17,446                        $ 17,379
 1/31/2003           $ 17,435                        $ 17,394
 2/28/2003           $ 17,741                        $ 17,635
 3/31/2003           $ 17,793                        $ 17,621
 4/30/2003           $ 18,066                        $ 17,767
 5/31/2003           $ 18,419                        $ 18,098
 6/30/2003           $ 18,498                        $ 18,062
 7/31/2003           $ 18,027                        $ 17,455
 8/31/2003           $ 18,140                        $ 17,571
 9/30/2003           $ 18,699                        $ 18,036
10/31/2003           $ 18,596                        $ 17,868
11/30/2003           $ 18,688                        $ 17,910
12/31/2003           $ 18,879                        $ 18,093
 1/31/2004           $ 19,086                        $ 18,238
 2/29/2004           $ 19,288                        $ 18,436
 3/31/2004           $ 19,448                        $ 18,574
 4/30/2004           $ 18,948                        $ 18,091
 5/31/2004           $ 18,807                        $ 18,018
 6/30/2004           $ 18,887                        $ 18,120
 7/31/2004           $ 19,083                        $ 18,300
 8/31/2004           $ 19,421                        $ 18,649
 9/30/2004           $ 19,485                        $ 18,699
10/31/2004           $ 19,630                        $ 18,856
11/30/2004           $ 19,509                        $ 18,706
12/31/2004           $ 19,689                        $ 18,878
 1/31/2005           $ 19,750                        $ 18,996
 2/28/2005           $ 19,717                        $ 18,884
 3/31/2005           $ 19,515                        $ 18,787
 4/30/2005           $ 19,655                        $ 19,041
 5/31/2005           $ 19,859                        $ 19,247
 6/30/2005           $ 20,009                        $ 19,352

                                Quality Breakdown

                 (% of net assets)
                 -----------------
AAA                   43%
AA                     2%
A                      6%
BBB                   36%
BB                     5%
B                      4%
CCC                    2%
D                      2%

[PIE CHART]

                               Sector Allocations

U.S. Treasuries & Agency Obligations           13.1%
Mortgage & Asset Backed Securities             36.9%
Corporate Bonds & Notes                        46.5%
Short-Term & Other                              3.5%

                                     Summit Mutual Funds, Inc. - Pinnacle Series
BOND PORTFOLIO                                              FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period. Share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.

                                          Six Months
                                        Ended June 30,
                                          (Unaudited)                         Year
Ended December 31,
                                        -------------------------------------------
----------------------------------
                                           2005           2004         2003
2002         2001         2000
                                        -------------------------------------------
----------------------------------
Net asset value, beginning of period     $  48.26      $    48.41   $    47.93   $
48.15   $    47.30   $    51.80
                                         --------      ----------   ----------   --
--------   ----------   ----------
Investment Activities:
  Net investment income / (loss)             1.23            1.67         3.25
2.70         3.15         5.20
  Net realized and unrealized gains /
   (losses)                                 (0.46)           0.36         0.56
(0.04)          --        (1.95)
                                         --------      ----------   ----------   --
--------   ----------   ----------
Total from Investment Activities             0.77            2.03         3.81
2.66         3.15         3.25
                                         --------      ----------   ----------   --
--------   ----------   ----------
DISTRIBUTIONS:
  Net investment income                     (0.89)          (2.18)       (3.33)
(2.88)       (2.30)       (5.75)
  In excess of net investment income           --              --           --
--           --        (0.30)
  Return of capital                            --              --           --
--           --        (1.70)
                                         --------      ----------   ----------   --
--------   ----------   ----------
Total Distributions                         (0.89)          (2.18)       (3.33)
(2.88)       (2.30)       (7.75)
                                         --------      ----------   ----------   --
--------   ----------   ----------
Net asset value, end of period           $  48.14      $    48.26   $    48.41   $
47.93   $    48.15   $    47.30
                                         ========      ==========   ==========
==========   ==========   ==========
Total return                                 1.63%           4.29%        8.21%
5.73%        6.81%        7.40%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net
  assets - net (1)                           0.75%(2)        0.75%        0.75%
0.76%        0.79%        0.61%
Ratio of expenses to average net
  assets - gross                             0.85%(2)        0.82%        0.81%
0.85%        0.87%        0.68%
Ratio of net investment income /
  (loss) to average net assets               5.05%(2)        4.05%        6.72%
5.86%        6.37%        6.85%
Portfolio turnover rate                     32.44%(2)       66.03%      109.52%
54.27%       65.14%       60.19%
Net assets, end of period (000's)        $ 33,887      $   36,300   $   37,197   $
35,415   $   29,147   $   22,802


(1) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.

(2)   Annualized.

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS                                           BOND PORTFOLIO

JUNE 30, 2005 (Unaudited)

                                                           SHARES         VALUE
                                                           --------------------
PREFERRED STOCKS - 0.37%
  MEDIA & CABLE - 0.37%
  Paxson Communications 14.25% PIK Dividend*               50,899  $    125,832
                                                                   ------------
   Total Preferred Stocks
    (cost $149,350)                                                     125,832
                                                                   ------------

COMMON STOCKS - 0.38%
COMMUNICATIONS & MEDIA - 0.38%
  MCI Inc.                                                  5,067       130,273
                                                                   ------------
   Total Common Stocks
    (cost $95,679)                                                      130,273
                                                                   ------------

                                                        PRINCIPAL         VALUE
                                                       ------------------------
U.S. TREASURY OBLIGATIONS - 13.11%
U.S. TREASURY NOTES & BONDS - 13.11%
  5.875% due 11/15/05                                  $1,150,000  $  1,160,692
  3.125% due 01/31/07                                     150,000       148,816
  3.125% due 09/15/08                                     500,000       491,524
  5.500% due 05/15/09                                     750,000       799,247
  3.500% due 11/15/09                                     250,000       247,803
  5.000% due 02/15/11                                     250,000       265,615
  5.000% due 08/15/11                                     350,000       373,146
  4.000% due 11/15/12                                     200,000       202,242
  3.625% due 05/15/13                                     225,000       222,135
  4.250% due 08/15/14                                     250,000       255,977
  4.250% due 11/15/14                                     270,000       276,339
                                                                   ------------
   Total U.S. Treasury Obligations
    (cost $4,428,419)                                                 4,443,536
                                                                   ------------
MORTGAGE-BACKED SECURITIES - 17.20%
  FHLMC 5.000% due 05/01/18                               163,170       165,133
  FHLMC 4.500% due 09/01/18                             2,428,824     2,419,802
  FNMA 5.500% due 08/01/09                                176,031       178,542
  FNMA 5.000% due 11/01/09                                413,019       417,343
  FNMA 5.500% due 01/01/10                                206,648       209,597
  FNMA 5.500% due 02/01/10                                 96,247        97,620
  FNMA 5.500% due 05/01/12                                176,428       181,625
  FNMA 6.000% due 06/01/16                                176,496       182,544
  FNMA 4.500% due 03/01/17                                744,074       742,052
  FNMA 5.500% due 08/01/18                                950,293       976,091
  FNMA 6.500% due 02/01/29                                 64,498        66,978
  FNMA 5.000% due 02/01/33                                 77,220        77,343
  GNMA 6.500% due 10/15/28                                107,689       112,735
                                                                   ------------
   Total Mortgage-Backed Securities
    (cost $5,792,716)                                                 5,827,405
                                                                   ------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 17.79%
AGENCY SECTOR - 9.00%
  FHR 2810 YA
   (5.500% due 06/15/34)                                  691,969       705,334
  FNR 1994-19 B
   (5.000% due 01/25/24)                                  204,394       202,803
  FNR 2002-48 GF
   (6.500% due 10/25/31)                                2,083,000     2,141,093
                                                                   ------------
                                                                      3,049,230
                                                                   ------------
PRIVATE SECTOR - 8.79%
  BAFC 2003-2 B3
   (6.370% due 06/25/32)                                  213,924       213,578
  BOAA 2003-6 2B3
   (4.750% due 08/25/18)                                  328,408       309,651
  BOAA 2003-8 3B3
   (4.750% due 10/25/18)                                  138,753       131,131
  BOAMS 2004-7 15B3
   (4.796% due 08/25/19)                                  298,608       289,497
  BOAMS 01-4 2B2
   (6.750% due 04/20/31)                                  284,294       285,507
  BOAMS 2004-6 1A11
   (5.500% due 07/25/34)                                  212,863       216,093
  CS First Boston
   (6.250% due 09/25/32)                                  156,708       157,150
  CXHE 2001-B M2
   (7.360% due 07/25/32)                                   82,130        83,275
  GMACM 2004-J1 A16(2)
   (5.250% due 04/25/34)                                  226,061       227,432
  MASTR 2003-9 2a12
   (5.500% due 10/25/33)                                   83,291        84,221
  RALI 2002-QS16 M2
   (5.750% due 10/25/17)                                   87,748        89,532
  RALI 2002-QS16 M3
   (5.750% due 10/25/17)                                   87,748        88,800
  SASC 2003-20 B2
   (5.378% due 07/25/33)                                  296,982       293,437
  Salomon Brothers
   (4.126% due 09/25/33)                                  196,334       192,075
  WAMU 2002-S3 2B3
   (6.000% due 06/25/17)                                  319,105       318,348
                                                                   ------------
                                                                      2,979,727
                                                                   ------------
   Total Collateralized Mortgage Obligations
    (cost $6,097,526)                                                 6,028,957
                                                                   ------------

ASSET-BACKED SECURITIES - 1.95%
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.95%
  Chase Commercial Mortgage Sec.
   (6.600% due 12/19/07)                                  627,885       659,773
                                                                   ------------
   Total Asset-Backed Securities
    (cost $618,637)                                                     659,773
                                                                   ------------

CORPORATE BONDS AND NOTES - 46.51%
AIR TRANSPORTATION - 1.67%
  America West Airlines, AMBAC Insured
   (7.100% due 04/02/21)                                  209,044       221,374
  Continental Airlines Inc.
   (7.875% due 07/02/18)                                  232,079       218,667
  Jet Equipment (2)(4)
   (7.630% due 08/15/12)                                  201,406       124,725
                                                                   ------------
                                                                        564,766
                                                                   ------------
CONSUMER CYCLICAL - 6.86%
  Accuride Corp.
   (8.500% due 02/01/15)                                  125,000       122,188
  American Axle & Mfg Inc.
   (5.250% due 02/11/14)                                  250,000       220,000
  DaimlerChrysler AG
   (6.500% due 11/15/13)                                  250,000       270,552

The accompanying notes are an integral part of the financial statements.

                                     Summit Mutual Funds, Inc. - Pinnacle Series
BOND PORTFOLIO                                           SCHEDULE OF INVESTMENTS

                                                        PRINCIPAL         VALUE
                                                       ------------------------
CONSUMER CYCLICAL - 6.86% (Continued)
  GMAC
   (5.850% due 01/14/09)                               $  250,000  $    234,353
  Hertz Corp.
   (7.625% due 06/01/12)                                  250,000       245,639
  ICI Wilmington
   (5.625% due 12/01/13)                                  250,000       259,385
  Lear Corp
   (8.110% due 05/15/09)                                  300,000       310,212
  Lubrizol Corp.
   (7.250% due 06/15/25)                                  300,000       350,216
  MDC Holdings Inc.
   (5.500% due 05/15/13)                                  150,000       153,130
  PQ Corp.(2)
   (7.500% due 02/15/13)                                   31,000        30,458
  Tech Olympic USA Inc.
   (9.000% due 07/01/10)                                  125,000       128,594
                                                                   ------------
                                                                      2,324,727
                                                                   ------------
CONSUMER NON-DURABLE - 6.61%
  Albertsons Inc.
   (8.000% due 05/01/31)                                  150,000       181,854
  American Restaurant Group Inc.(4)
   (11.500% due 11/01/06)                                 250,000       157,500
  Avado Brands Inc.(2) (4)
   (9.750% due 06/01/06)                                  125,000        11,250
  Bally Total Fitness
   (9.875% due 10/15/07)                                  125,000       109,063
  Block Financial Corp.
   (5.125% due 10/30/14)                                  210,000       208,832
  Boise Cascade(2)
   (6.015% due 10/15/12)                                   32,000        32,320
  Bunge Ltd
   (7.800% due 10/15/12)                                  300,000       357,157
  Del Monte Corp.(2)
   (6.750% due 02/15/15)                                   62,000        63,240
  Hughes Supply Inc.(2)
   (5.500% due 10/15/14)                                  410,000       411,440
  Land O'Lakes(2)
   (7.450% due 03/15/28)                                  125,000       100,625
  Landry's Restaurant
   (7.500% due 12/15/14)                                  125,000       120,938
  MGM Mirage
   (6.750% due 09/01/12)                                  125,000       128,750
  Mirage Resorts Inc.
   (6.750% due 02/01/08)                                   70,000        72,275
  Mirant Americas Generation
   (9.125% due 05/01/31)                                  125,000       135,313
  Station Casinos
   (6.000% due 04/01/12)                                   62,000        62,930
  Werner Holdings Co. Inc.
   (10.000% due 11/15/07)                                 125,000        86,563
                                                                   ------------
                                                                      2,240,050
                                                                   ------------
ELECTRIC UTILITIES - 2.89%
  AES Corporation
   (9.375% due 09/15/10)                                  125,000       141,563
  Ametek Inc.
   (7.200% due 07/15/08)                                  250,000       267,993
  First Energy Corp.
   (6.450% due 11/15/11)                                  240,000       262,230
  Nevada Power Co.
   (6.500% due 04/15/12)                                   31,000        32,395
  Sierra Power
   (6.250% due 04/15/12)                                   31,000        31,853
  TXU Corp(2)
   (5.550% due 11/15/14)                                  250,000       242,464
                                                                   ------------
                                                                        978,498
                                                                   ------------
ENERGY - 6.65%
  Aventine Renewable Energy(2)
   (9.010 due 12/15/11)                                    62,000        59,520
  Calpine Corp.
   (7.625% due 04/15/06)                                   63,000        59,062
  Calpine Corp.
   (10.500% due 05/15/06)                                 125,000       120,000
  Canadian Oil Sands(2)
   (5.800% due 08/15/13)                                  300,000       314,923
  Compression Polymers Holdings(5)
   (10.500% due 07/01/13)                                  63,880        63,945
  Enterprise Productions
   (5.600% due 10/15/14)                                  300,000       308,715
  Kern River Funding Corp.(2)
   (6.676% due 07/31/16)                                   58,768        63,610
  Nexen Inc.
   (5.875% due 03/10/35)                                  240,000       243,915
  Northwest Pipeline Corp.
   (8.125% due 03/01/10)                                   63,000        68,355
  Pemex Master Trust
   (8.000% due 11/15/11)                                  250,000       284,000
  Plains All American Pipline
   (5.625% due 12/15/13)                                  300,000       310,683
  Southern Energy Inc.(2)(4)
   (7.900% due 07/15/09)                                  125,000       102,500
  Stone Energy
   (6.750% due 12/15/14)                                  125,000       121,563
  Williams Co.
   (7.125% due 09/01/11)                                  125,000       135,000
                                                                   ------------
                                                                      2,255,791
                                                                   ------------
FINANCE - 1.19%
  Ford Motor Credit Co.
   (5.700% due 01/15/10)                                  150,000       138,351
  GMAC
   (5.850% due 01/14/09)                                  250,000       122,193
  RH Donnelley Finance Corp.(2)
   (8.875% due 12/15/10)                                   63,000        68,828
  RH Donnelley Finance Corp.(2)
   (10.875% due 12/15/12)                                  63,000        73,238
                                                                   ------------
                                                                        402,610
                                                                   ------------
HEALTH CARE - 2.60%
  Beckman Coulter Inc.
   (6.875% due 11/15/11)                                  300,000       336,728
  Davita Inc.(2)
   (7.250% due 03/15/15)                                   31,000        31,853
  Fisher Scientific International
   (8.000% due 09/01/13)                                  125,000       142,813
  Genesis Healthcare Corp.
   (8.000% due 10/15/13)                                   62,000        67,115
  Medco Health Solutions
   (7.250% due 08/15/13)                                  150,000       168,855

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS                                           BOND PORTFOLIO

                                                        PRINCIPAL         VALUE
                                                       ------------------------
HEALTH CARE - 2.60% (Continued)
  Resolution Performance
   (13.500% due 11/15/10)                              $  125,000  $    134,375
                                                                   ------------
                                                                        881,739
                                                                   ------------
INSURANCE - 4.45%
  American Financial Group
   (7.125% due 04/15/09)                                  250,000       272,489
  Duke Capital
   (5.668% due 08/15/14)                                  300,000       311,664
  Farmers Exchange Capital(2)
   (6.000% due 08/01/14)                                  300,000       312,608
  Nationwide Mutuals Insurance(2)
   (5.810% due 12/15/24)                                  340,000       350,344
  USF&G Capital
   (8.470% due 01/10/27)                                  240,000       261,500
                                                                   ------------
                                                                      1,508,605
                                                                   ------------
MEDIA & CABLE - 1.46%
  Charter Communications
   (4.750% due 06/01/06)                                   63,000        62,685
  Dex Media West
   (9.875% due 08/15/13)                                   60,000        68,400
  Paxson Communications
   (0.000% / 12.75% step bond due 01/15/09)                62,000        57,970
  TCI Communications Inc.
   (8.750% due 08/01/15)                                  240,000       307,867
                                                                   ------------
                                                                        496,922
                                                                   ------------
MEDIA CONGLOMERATE - 2.57%
  AOL Time Warner Inc.
   (6.875% due 05/01/12)                                  240,000       270,821
  Comcast Corp.
   (5.300% due 01/15/14)                                  100,000       102,801
  CSC Holdings
   (8.125% due 08/15/09)                                  125,000       126,562
  News American Holdings Nts.(2)
   (5.300% due 12/15/14)                                  361,000       370,390
                                                                   ------------
                                                                        870,574
                                                                   ------------
METALS & MINING - 0.42%
  Falconbridge LTD
   (7.350% due 06/05/12)                                  125,000       140,480
                                                                   ------------
PRINTING & PUBLISHING - 0.19%
  Cadmus Communications
   (8.375% due 06/15/14)                                   63,000        64,811
                                                                   ------------
REAL ESTATE - 1.17%
  Health Care REIT
   (8.000% due 09/12/12)                                  250,000       292,068
  La Quinta Properties
   (7.000% due 08/15/12)                                   62,000        64,093
  Ventas Realty(2)
   (7.125% due 06/01/15)                                   37,000        38,480
                                                                   ------------
                                                                        394,641
                                                                   ------------
TECHNOLOGY - 2.02%
  Jabil Circuit Inc.
   (5.875% due 07/15/10)                                  450,000       466,054
  Thomson Corp.
   (6.200% due 01/05/12)                                  200,000       217,049
                                                                   ------------
                                                                        683,103
                                                                   ------------
TELECOMMUNICATIONS - 5.76%
  America Movil
   (5.500% due 03/01/14)                                  250,000       249,980
  AT&T Wireless Services
   (7.875% due 03/01/11)                                  125,000       145,271
  Charter Communications(2)
   (8.000% due 04/30/12)                                   63,000        62,685
  Cox Communications Inc.
   (5.450% due 12/15/14)                                  300,000       306,203
  IWO Escrow Co.(2)
   (0.000% / 10.75% step bond due 01/15/15)                62,000        40,610
  MCI Inc.
   (6.908% due 05/01/07)                                  125,000       126,719
  NVR Inc.
   (5.000% due 06/15/10)                                  210,000       210,723
  Qwest Communications International
   (7.750% due 02/15/14)                                  125,000       118,281
  Sprint Capital Corp.
   (7.625% due 01/30/11)                                  250,000       285,520
  Telus Corp.
   (8.000% due 06/01/11)                                  250,000       292,376
  WCI Communities
   (6.625% due 03/15/15)                                  125,000       114,375
                                                                   ------------
                                                                      1,952,743
                                                                   ------------
   Total Corporate Bonds & Notes
    (cost $15,562,924)                                               15,760,060
                                                                   ------------

                                                           SHARES         VALUE
                                                       ------------------------
SHORT-TERM INVESTMENTS - 2.72%
NORTHERN TRUST DIVERSIFIED ASSETS FUND - 2.72%            921,196  $    921,196
                                                                   ------------
   Total Short-Term Investments
    (cost $921,196)                                                     921,196
                                                                   ------------

TOTAL INVESTMENTS - 100.03%
  (cost $33,666,447)(1)                                              33,897,032
                                                                   ------------

NORTHERN INSTITUTIONAL LIQUID ASSET PORTFOLIO(3) - 26.34%             8,924,952
                                                                   ------------

OTHER ASSETS AND LIABILITIES - (26.37%)                              (8,935,432)
                                                                   ------------

TOTAL NET ASSETS - 100.00%                                         $ 33,886,552
                                                                   ============

*     Non-income producing

(1) For federal income tax purposes, cost is $33,666,447 and gross unrealized appreciation and depreciation of securities as of June 30, 2005 was $738,577 and ($507,992), respectively, with a net appreciation / depreciation of $230,585.

(2) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3) This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $8,968,197 $8,924,952, and $205,090, respectively.

(4)   Security in default.

(5) Valued at fair value as determined in good faith under procedures adopted by the Board of Directors.

The accompanying notes are an integral part of the financial statements.

                                     Summit Mutual Funds, Inc. - Pinnacle Series
BOND PORTFOLIO                                              FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005 (Unaudited)

ASSETS
   Investments in securities, at value                            $   33,897,032
   Collateral for securities loaned,
      at fair value                                                    8,924,952
   Receivables:
      Shares sold                                                         12,865
      Interest and dividends                                             342,535
   Prepaid expenses and other                                              7,661
                                                                  --------------
                                                                      43,185,045
                                                                  --------------

LIABILITIES
   Payables:
      Investment securities purchased                                     63,894
      Shares redeemed                                                      9,119
      Payable upon return of securities loaned                         8,924,952
      Bank overdraft                                                     254,019
      Advisory fees                                                       13,149
      Directors' fees                                                      2,411
      Custodian fees                                                       1,242
      Fund accounting fees                                                13,634
      Professional fees                                                   10,700
      Other accrued expenses                                               5,373
                                                                  --------------
                                                                       9,298,493
                                                                  --------------

NET ASSETS*
   Paid-in capital                                                    39,295,369
   Accumulated undistributed net
      investment income                                                  239,196
   Accumulated net realized gain / (loss)
      on investments and futures contracts                            (5,878,598)
   Net unrealized appreciation / (depreciation) on
      investments                                                        230,585
                                                                  --------------
                                                                  $   33,886,552
                                                                  ==============

   Shares authorized ($.10 par value)                                 30,000,000
   Shares outstanding                                                    703,953
   Net asset value, offering and redemption
      price per share                                             $        48.14
   Investments at cost                                            $   33,666,447

* FEDERAL TAX DATA AS OF DECEMBER 31, 2004

   Undistributed ordinary income                                  $       59,584
   Unrealized appreciation                                        $      625,648

Capital Loss Carryforward Expiring December 31:
-------------------------------------------------------------
      2008          2009          2010       2011       2012
 ------------   ----------   ------------   -----   ---------
$ (4,635,701)  $ (119,441)  $ (1,273,958)  $ --    $ (75,650)

STATEMENT OF OPERATIONS
For the period ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
   Interest                                                       $      986,029
   Dividends                                                               2,027
   Other income                                                           11,611
                                                                  --------------
                                                                         999,667
                                                                  --------------
EXPENSES
   Advisory fees                                                          81,016
   Administration expenses                                                17,237
   Custodian fees and expenses                                             3,258
   Fund accounting fees                                                   24,196
   Professional fees                                                       9,681
   Directors' fees                                                         2,618
   Transfer agent fees                                                     4,728
   Other expenses                                                          3,466
                                                                  --------------
                                                                         146,200
   Reimbursements and waivers                                            (17,237)
                                                                  --------------
                                                                         128,963
                                                                  --------------
NET INVESTMENT INCOME / (LOSS)                                           870,704
                                                                  --------------

REALIZED AND UNREALIZED GAIN / (LOSS)
   Net realized gain / (loss) on investments
      and options                                                         69,831
   Net change in unrealized appreciation /
      (depreciation) on investments                                     (395,063)
                                                                  --------------
NET REALIZED AND UNREALIZED
 GAIN / (LOSS)                                                          (325,232)
                                                                  --------------

NET INCREASE / (DECREASE)
 IN NET ASSETS FROM OPERATIONS                                    $      545,472
                                                                  ==============

TRANSACTIONS WITH AFFILIATES:

           Percent of Current
             Net Asset Value
------------------------------------------
  Advisory    Administration     Expense
    Fee          Fee (2)         Limit (1)     Waiver      Reimbursement
------------------------------------------------------------------------
   0.47%         0.10%            1.00%       $ 17,237          $--

(1) If total operating expenses, exclusive of advisory fees and certain other expenses, for any fiscal quarter exceed the indicated limit, the Adviser will reimburse the portfolio for such excess, up to the amount of the advisory fee for that year.

(2) The Advisor has agreed to temporarily waive administration fees for the Bond Portfolio, to the extent that the Portfolio's total expense ratio exceeds .75%.

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
FINANCIAL  STATEMENTS                                             BOND PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             For
the
                                                                           Six
Months
                                                                          Ended
June 30,    Year Ended

(Unaudited)    December 31,
                                                                           --------
--------------------
                                                                               2005
2004
                                                                           --------
--------------------
OPERATIONS
   Net investment income / (loss)                                          $
870,704    $  1,484,411
   Net realized gain / (loss) on investments and futures
69,831         (56,701)
   Net change in unrealized appreciation / (depreciation)
      on investments
(395,063)        126,523
                                                                           --------
----    ------------

545,472       1,554,233
                                                                           --------
----    ------------

DISTRIBUTIONS TO SHAREHOLDERS*
   Net investment income
(639,500)     (1,554,233)
   Distribution in excess
--         (78,593)
                                                                           --------
----    ------------

(639,500)     (1,632,826)
                                                                           --------
----    ------------

FUND SHARE TRANSACTIONS
   Proceeds from shares sold
1,173,777       5,277,021
   Reinvestment of distributions
639,500       1,632,826
   Payments for shares redeemed
(4,132,298)     (7,728,669)
                                                                           --------
----    ------------

(2,319,021)       (818,822)
                                                                           --------
----    ------------
NET INCREASE / (DECREASE) IN NET ASSETS
(2,413,049)       (897,415)
NET ASSETS
   Beginning of period
36,299,601      37,197,016
                                                                           --------
----    ------------

   End of period                                                           $
33,886,552    $ 36,299,601

============    ============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                            $
239,196    $        892

============    ============

FUND SHARE TRANSACTIONS
   Sold
24,518         110,220
   Reinvestment of distributions
13,436          33,999
   Redeemed
(86,166)       (160,360)
                                                                           --------
----    ------------
      Net increase / (decrease) from fund share transactions
(48,212)        (16,141)

============    ============

TOTAL COST OF PURCHASES OF:
   Preferred and Common Stocks                                             $
--    $    249,083
   U.S. Government Securities
419,116       4,650,050
   Corporate Bonds
4,833,528      19,357,047
                                                                           --------
----    ------------
                                                                           $
5,252,644    $ 24,256,180

============    ============

TOTAL PROCEEDS FROM SALES OF:
   Preferred and Common Stocks                                             $
--    $     88,977
   U.S. Government Securities
1,027,755       3,504,710
   Corporate Bonds
6,346,796      19,504,866
                                                                           --------
----    ------------
                                                                           $
7,374,551    $ 23,098,553

============    ============

*TAX CHARACTER OF DISTRIBUTIONS PAID
   Ordinary income                                                         $
639,500    $  1,632,826
                                                                           --------
----    ------------
                                                                           $
639,500    $  1,632,826

============    ============

The accompanying notes are an integral part of the financial statements.

                                     Summit Mutual Funds, Inc. - Pinnacle Series
                                                         S&P 500 INDEX PORTFOLIO

Objective - Seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the Standard & Poor's 500 Composite Stock Price Index (the "Index").

Strategy - The Summit Pinnacle S&P 500 Index Portfolio (the "Portfolio") will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the Index.

Managers' Comments:

For the six-month period ended June 30, 2005, the Portfolio's total return was -0.95% (after waivers and reimbursements, but before the impact of any product or contract-level fees). This compares to a -0.81% total return for the Index. The difference of 0.14% is referred to as "tracking error" and is largely attributed to the Portfolio's operating expenses. These expenses represent the Portfolio's costs for advisory, administration, accounting, custody and other services. The remaining difference can be caused by a number of factors, including the timing and size of cash flows into and out of the Portfolio; brokers' commissions or other trading costs; and holding security positions in amounts that are different than the weightings in the Index, among others. While an exact replication of the capitalization weightings of securities in the Index is not feasible, the Portfolio's objectives and strategies call for a correlation of at least 95% between the Portfolio's pre-expense total return and that of the Index. The Portfolio achieved this level of correlation for the period presented.

                                    Fund Data

     Manager:                            Team Managed
     Inception Date:                     December 29, 1995
     Total Net Assets:                   $275.27 Million
     Number of Equity Holdings:          500
     Median Cap Size:                    $10.84 Billion
     Average Price-to-book Ratio:        2.83x
     Dividend Yield:                     1.84%

[LINE CHART]

               Comparison of Change in value of $10,000 Investment

Summit S&P 500 Index Portfolio - Average Annual Total Return

        1-Year           5-Year          Since Inception
        ------           ------          ---------------
         5.93%           -2.84%              8.56%

Past performance is not predictive of future results.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Separate account expenses are not included.

                  Summit S&P 500
                  Index Portfolio         S&P 500 Index
12/31/1995            $ 10,000               $ 10,000
 1/31/1996            $ 10,400               $ 10,340
 2/29/1996            $ 10,490               $ 10,436
 3/31/1996            $ 10,600               $ 10,537
 4/30/1996            $ 10,740               $ 10,692
 5/31/1996            $ 11,021               $ 10,968
 6/30/1996            $ 11,072               $ 11,010
 7/31/1996            $ 10,598               $ 10,523
 8/31/1996            $ 10,820               $ 10,745
 9/30/1996            $ 11,405               $ 11,350
10/31/1996            $ 11,739               $ 11,663
11/30/1996            $ 12,600               $ 12,545
12/31/1996            $ 12,337               $ 12,296
 1/31/1997            $ 13,110               $ 13,065
 2/28/1997            $ 13,221               $ 13,167
 3/31/1997            $ 12,669               $ 12,626
 4/30/1997            $ 13,421               $ 13,379
 5/31/1997            $ 14,224               $ 14,195
 6/30/1997            $ 14,852               $ 14,830
 7/31/1997            $ 16,040               $ 16,009
 8/31/1997            $ 15,110               $ 15,113
 9/30/1997            $ 15,947               $ 15,941
10/31/1997            $ 15,419               $ 15,408
11/30/1997            $ 16,124               $ 16,121
12/31/1997            $ 16,373               $ 16,398
 1/31/1998            $ 16,570               $ 16,579
 2/28/1998            $ 17,756               $ 17,774
 3/31/1998            $ 18,662               $ 18,684
 4/30/1998            $ 18,855               $ 18,872
 5/31/1998            $ 18,523               $ 18,548
 6/30/1998            $ 19,274               $ 19,300
 7/31/1998            $ 19,081               $ 19,095
 8/31/1998            $ 16,322               $ 16,337
 9/30/1998            $ 17,361               $ 17,384
10/31/1998            $ 18,773               $ 18,797
11/30/1998            $ 19,916               $ 19,936
12/31/1998            $ 21,050               $ 21,084
 1/31/1999            $ 21,914               $ 21,965
 2/28/1999            $ 21,233               $ 21,283
 3/31/1999            $ 22,065               $ 22,134
 4/30/1999            $ 22,905               $ 22,991
 5/31/1999            $ 22,349               $ 22,449
 6/30/1999            $ 23,582               $ 23,695
 7/31/1999            $ 22,850               $ 22,955
 8/31/1999            $ 22,740               $ 22,843
 9/30/1999            $ 22,117               $ 22,217
10/31/1999            $ 23,517               $ 23,623
11/30/1999            $ 23,975               $ 24,103
12/31/1999            $ 25,369               $ 25,523
 1/31/2000            $ 24,074               $ 24,241
 2/29/2000            $ 23,616               $ 23,782
 3/31/2000            $ 25,920               $ 26,108
 4/30/2000            $ 25,145               $ 25,323
 5/31/2000            $ 24,624               $ 24,803
 6/30/2000            $ 25,227               $ 25,415
 7/31/2000            $ 24,825               $ 25,017
 8/31/2000            $ 26,356               $ 26,571
 9/30/2000            $ 24,959               $ 25,168
10/31/2000            $ 24,858               $ 25,062
11/30/2000            $ 22,892               $ 23,086
12/31/2000            $ 23,004               $ 23,199
 1/31/2001            $ 23,808               $ 24,023
 2/28/2001            $ 21,623               $ 21,834
 3/31/2001            $ 20,250               $ 20,452
 4/30/2001            $ 21,823               $ 22,039
 5/31/2001            $ 21,955               $ 22,187
 6/30/2001            $ 21,407               $ 21,648
 7/31/2001            $ 21,194               $ 21,435
 8/31/2001            $ 19,858               $ 20,096
 9/30/2001            $ 18,242               $ 18,474
10/31/2001            $ 18,576               $ 18,827
11/30/2001            $ 19,993               $ 20,271
12/31/2001            $ 20,154               $ 20,449
 1/31/2002            $ 19,846               $ 20,151
 2/28/2002            $ 19,462               $ 19,762
 3/31/2002            $ 20,181               $ 20,505
 4/30/2002            $ 18,950               $ 19,262
 5/31/2002            $ 18,801               $ 19,122
 6/30/2002            $ 17,452               $ 17,760
 7/31/2002            $ 16,083               $ 16,377
 8/31/2002            $ 16,183               $ 16,483
 9/30/2002            $ 14,420               $ 14,693
10/31/2002            $ 15,681               $ 15,985
11/30/2002            $ 16,593               $ 16,924
12/31/2002            $ 15,610               $ 15,931
 1/31/2003            $ 15,195               $ 15,515
 2/28/2003            $ 14,960               $ 15,282
 3/31/2003            $ 15,102               $ 15,431
 4/30/2003            $ 16,335               $ 16,701
 5/31/2003            $ 17,186               $ 17,579
 6/30/2003            $ 17,397               $ 17,804
 7/31/2003            $ 17,699               $ 18,117
 8/31/2003            $ 18,035               $ 18,471
 9/30/2003            $ 17,836               $ 18,275
10/31/2003            $ 18,835               $ 19,307
11/30/2003            $ 18,993               $ 19,477
12/31/2003            $ 19,978               $ 20,498
 1/31/2004            $ 20,336               $ 20,875
 2/29/2004            $ 20,611               $ 21,165
 3/31/2004            $ 20,293               $ 20,846
 4/30/2004            $ 19,967               $ 20,518
 5/31/2004            $ 20,233               $ 20,800
 6/30/2004            $ 20,616               $ 21,203
 7/31/2004            $ 19,932               $ 20,501
 8/31/2004            $ 20,005               $ 20,583
 9/30/2004            $ 20,211               $ 20,806
10/31/2004            $ 20,512               $ 21,124
11/30/2004            $ 21,332               $ 21,977
12/31/2004            $ 22,049               $ 22,724
 1/31/2005            $ 21,510               $ 22,170
 2/28/2005            $ 21,956               $ 22,636
 3/31/2005            $ 21,570               $ 22,235
 4/30/2005            $ 21,155               $ 21,812
 5/31/2005            $ 21,817               $ 22,506
 6/30/2005            $ 21,839               $ 22,538

                             Top 10 Equity Holdings

                                    (% of net assets)
                                    -----------------
     General Electric                    3.34%
     Exxon Mobil Corp.                   3.34%
     Microsoft Corporation               2.29%
     Citigroup Inc.                      2.20%
     Pfizer, Inc.                        1.87%
     Johnson & Johnson                   1.76%
     Bank of America Corp.               1.68%
     Intel Corporation                   1.48%
     Wal-Mart Stores                     1.47%
     American International Group        1.35%

[PIE CHART]

                               Sector Allocations


Consumer Discretionary                                 11.1%
Consumer Staples                                       10.2%
Energy                                                  8.5%
Financials                                             20.2%
Health Care                                            13.2%
Industrials                                            11.1%
Information Technology                                 15.4%
Materials                                               2.8%
Telecommunication Services                              3.1%
Utilities                                               3.3%
Short-Term, Futures, & Other                            1.1%


"Standard & Poor's", "S&P", "S&P 500", "Standard & Poor's 500", "500", "S&P MidCap 400 Index", and "Standard & Poor's MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Summit Mutual Funds, Inc. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product.

Summit Mutual Funds, Inc. - Pinnacle Series
FINANCIAL HIGHLIGHTS                                     S&P 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period. Share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.

                                                      Six Months
                                                     Ended June 30,
                                                      (Unaudited)
Year Ended December 31,
                                                       ----------------------------
------------------------------------------------
                                                          2005           2004
2003        2002          2001       2000
                                                       ----------------------------
------------------------------------------------
Net asset value, beginning of period                   $  80.48       $   73.21
$  57.82    $    75.15    $ 102.95    $  115.60
                                                       ---------      ---------
--------    ----------    --------    ---------
Investment Activities:
   Net investment income / (loss)                           0.55           1.16(2)
0.81          0.69        0.80         1.05
   Net realized and unrealized gains / (losses)            (1.33)          6.41
15.17        (17.53)     (12.15)      (11.75)
                                                       ---------      ---------
--------    ----------    --------    ---------
Total from Investment Activities                           (0.78)          7.57
15.98        (16.84)     (11.35)      (10.70)
                                                       ---------      ---------
--------    ----------    --------    ---------
DISTRIBUTIONS:
   Net investment income                                   (1.19)         (0.30)
(0.59)        (0.38)      (0.55)       (1.15)
   Net realized gains                                         --             --
--         (0.11)     (15.90)       (0.80)
                                                       ---------      ---------
--------    ----------    --------    ---------
Total Distributions                                        (1.19)         (0.30)
(0.59)        (0.49)     (16.45)       (1.95
                                                       ---------      ---------
--------    ----------    --------    ---------
Net asset value, end of period                         $   78.51      $   80.48
$  73.21    $    57.82    $  75.15    $  102.95
                                                       =========      =========
========    ==========    ========    =========
Total return                                               -0.95%         10.37%
27.98%       -22.55%     -12.39%       -9.32%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets - net (1)           0.39%(3)       0.40%
0.52%         0.57%       0.46%        0.41%
Ratio of expenses to average net assets - gross             0.50%(3)       0.51%
0.54%         0.61%       0.47%        0.43%
Ratio of net investment income / (loss)
   to average net assets                                    1.45%(3)       1.69%
1.25%         1.04%       0.88%        0.81%
Portfolio turnover rate                                     1.14%(3)       1.59%
0.84%        10.51%       3.30%       21.36%
Net assets, end of period (000's)                      $ 275,269      $ 279,875
$ 79,766    $   64,338    $ 92,639    $ 114,103

(1) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.

(2)   Per share amounts are based on average shares outstanding.

(3)   Annualized.

The accompanying notes are an integral part of the financial statements.

                                     Summit Mutual Funds, Inc. - Pinnacle Series
S&P 500 INDEX PORTFOLIO                                  SCHEDULE OF INVESTMENTS

JUNE 30, 2005 (Unaudited)

                                                          SHARES          VALUE
                                                         -----------------------
COMMON STOCKS - 98.87%
CONSUMER DISCRETIONARY - 11.12%
  Apollo Group, Inc.*                                      4,338   $    339,318
  AutoNation, Inc.*                                        6,769        138,900
  AutoZone Inc.*                                           2,229        206,093
  Bed Bath & Beyond Inc.*                                  7,290        304,576
  Best Buy Co., Inc.                                       7,966        546,069
  Big Lots, Inc.*                                          2,876         38,078
  Black & Decker Corp.                                     1,914        171,972
  Block H&R                                                4,389        256,098
  Brunswick Corp.                                          2,252         97,557
  Carnival Corp.                                          13,244        722,460
  Centex Corp.                                             3,058        216,109
  Circuit City Group                                       5,159         89,199
  Clear Channel Communications                            15,156        468,775
  Coach, Inc.*                                             9,200        308,844
  Comcast Corporation*                                    55,396      1,700,657
  Cooper Tire & Rubber                                     1,817         33,742
  Dana Corp.                                               3,659         54,922
  Darden Restaurants                                       4,058        133,833
  Delphi Corporation                                      13,801         64,175
  Dillard Inc.                                             2,049         47,988
  Dollar General                                           8,297        168,927
  Dow Jones & Co.                                          2,008         71,184
  Eastman Kodak                                            7,057        189,480
  eBay Inc.*                                              31,796      1,049,586
  Family Dollar Stores                                     4,244        110,768
  Federated Dept. Stores                                   4,449        326,023
  Ford Motor                                              45,094        461,763
  Fortune Brands, Inc.                                     3,590        318,792
  Gannett Co.                                              6,674        474,722
  Gap (The)                                               22,046        435,409
  General Motors                                          13,797        469,098
  Genuine Parts                                            4,283        175,988
  Goodyear Tire & Rubber*                                  4,319         64,353
  Harley-Davidson                                          7,456        369,818
  Harrah's Entertainment                                   4,522        325,901
  Hasbro Inc.                                              4,294         89,272
  Hilton Hotels                                            9,336        222,664
  Home Depot                                              54,723      2,128,725
  International Game Technology                            8,522        239,894
  Interpublic Group*                                      10,210        124,358
  Johnson Controls                                         4,446        250,443
  Jones Apparel Group                                      3,110         96,534
  KB Home                                                  2,280        173,804
  Knight-Ridder Inc.                                       1,966        120,594
  Kohl's Corp.*                                            8,367        467,799
  Leggett & Platt                                          4,729        125,697
  Limited Brands, Inc.                                    10,134        217,070
  Liz Claiborne, Inc.                                      2,687        106,835
  Lowe's Cos.                                             19,352      1,126,673
  Marriott International                                   5,693        388,376
  Mattel, Inc.                                            10,579        193,596
  May Department Stores                                    7,104        285,297
  Maytag Corp.                                             1,933         30,271
  McDonald's Corp.                                        31,245        867,049
  McGraw-Hill                                              9,434        417,455
  Meredith Corp.                                           1,234         60,540
  New York Times                                           3,666        114,196
  Newell Rubbermaid Co.                                    6,753        160,992
  NIKE Inc.                                                6,459        559,349
  Nordstrom                                                3,384        230,010
  Office Depot*                                            7,710        176,096
  OfficeMax Inc.                                           2,129         63,380
  Omnicom Group                                            4,676        373,425
  Penney (J.C.)                                            6,721        353,390
  Pulte Homes, Inc.                                        3,055        257,384
  RadioShack Corp                                          4,037         93,537
  Reebok International                                     1,449         60,612
  Sears Holdings Corporation*                              2,693        403,600
  Sherwin-Williams                                         3,588        168,959
  Snap-On Inc.                                             1,433         49,152
  Stanley Works                                            1,994         90,807
  Staples, Inc.                                           18,243        388,941
  Starbucks Corporation*                                   9,697        500,947
  Starwood Hotels & Resorts                                4,972        291,210
  Target Corp.                                            22,436      1,220,743
  Tiffany & Co.                                            3,612        118,329
  Time Warner Inc.*                                      117,202      1,958,445
  TJX Companies Inc.                                      12,390        301,697
  Toys R Us, Inc.*                                         5,257        139,205
  Tribune Co.                                              7,686        270,393
  Univision Communications*                                7,941        218,775
  V.F. Corp.                                               2,660        152,205
  Viacom Inc.                                             40,187      1,286,788
  Visteon Corp.                                            3,217         19,399
  Walt Disney Co.                                         50,356      1,267,964
  Wendy's International                                    2,803        133,563
  Whirlpool Corp.                                          1,714        120,169
  Yum! Brands, Inc                                         7,243        377,215
                                                                   ------------
                                                                     30,605,000
                                                                   ------------
CONSUMER STAPLES - 10.16%
  Alberto-Culver                                           2,171         94,069
  Albertson's                                              9,033        186,802
  Altria Group, Inc.                                      51,806      3,349,776
  Anheuser-Busch                                          20,051        917,333
  Archer-Daniels-Midland                                  15,914        340,241
  Avon Products                                           11,646        440,801
  Brown-Forman Corp.                                       2,989        180,715
  Campbell Soup                                           10,102        310,839
  Clorox Co.                                               3,921        218,478
  Coca Cola Co.                                           56,581      2,362,257
  Coca-Cola Enterprises                                   11,200        246,512
  Colgate-Palmolive                                       13,224        660,010
  ConAgra Foods, Inc.                                     13,218        306,129
  Costco Co.                                              11,268        505,032
  CVS Corp.                                               19,438        565,063
  General Mills                                            9,190        430,000
  Gillette Co.                                            24,911      1,261,244
  Heinz (H.J.)                                             8,661        306,773
  Kellogg Co.                                             10,047        446,489
  Kimberly-Clark                                          12,418        777,243
  Kroger Co.*                                             18,337        348,953
  McCormick & Co.                                          3,416        111,635
  Molson Coors Brewing Company                               895         55,490
  Pepsi Bottling Group                                     6,469        185,078
  PepsiCo Inc.                                            42,249      2,278,489

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS                                  S&P 500 INDEX PORTFOLIO

                                                          SHARES          VALUE
                                                         ----------------------
CONSUMER STAPLES - 10.16% (Continued)
  Procter & Gamble                                        62,992   $  3,322,828
  Safeway Inc.                                            10,890        246,005
  Sara Lee Corp.                                          19,458        385,463
  Supervalu Inc.                                           3,301        107,646
  Sysco Corp.                                             15,930        576,506
  The Hershey Company                                      6,406        397,813
  UST Inc.                                                 4,081        186,338
  Walgreen Co.                                            25,230      1,160,327
  Wal-Mart Stores                                         83,716      4,035,111
  Wrigley (Wm) Jr.                                         5,534        380,961
                                                                   ------------
                                                                     27,974,827
                                                                   ------------
ENERGY - 8.56%
  Amerada Hess                                             2,211        235,494
  Anadarko Petroleum                                       6,175        507,276
  Apache Corp.                                             7,979        515,443
  Baker Hughes                                             8,245        421,814
  BJ Services                                              3,896        204,462
  Burlington Resources                                     9,776        540,026
  Chevron Corp.                                           52,626      2,942,846
  ConocoPhillips                                          33,508      1,926,375
  Devon Energy Corp.                                      11,448        580,185
  El Paso Corp.                                           14,968        172,431
  EOG Resources                                            5,664        321,715
  Exxon Mobil Corp.                                      159,979      9,193,993
  Halliburton Co.                                         10,784        515,691
  Kerr-McGee                                               2,882        219,925
  Kinder Morgan                                            3,034        252,429
  Marathon Oil Corp.                                       7,637        407,587
  Nabors Industries Ltd.*                                  3,708        224,779
  National Oilwell Varco, Inc.*                            4,100        194,914
  Noble Corporation                                        3,293        202,552
  Occidental Petroleum                                     9,480        729,296
  Rowan Cos.                                               2,562         76,117
  Schlumberger Ltd.                                       14,412      1,094,447
  Sunoco, Inc.                                             1,901        216,106
  Transocean Inc.*                                         7,872        424,852
  Unocal Corp.                                             6,376        414,759
  Valero Energy                                            6,250        494,438
  Williams Cos.                                           12,778        242,782
  XTO Energy Inc.                                          8,533        290,037
                                                                   ------------
                                                                     23,562,771
                                                                   ------------
FINANCIALS - 20.19%
  ACE Limited                                              6,871        308,164
  AFLAC Inc.                                              12,624        546,367
  Allstate Corp.                                          17,319      1,034,810
  Ambac Financial Group                                    2,629        183,399
  American Express                                        29,311      1,560,225
  American International Group                            64,182      3,728,974
  AmSouth Bancorporation                                   8,643        224,718
  Aon Corp.                                                7,718        193,259
  Apartment Investment & Management                        2,319         94,893
  Archstone-Smith Trust                                    4,830        186,535
  Bank of America Corp.                                  101,514      4,630,054
  Bank of New York                                        19,038        547,914
  BB&T Corporation                                        13,441        537,237
  Bear Stearns Cos.                                        2,414        250,911
  Capital One Financial                                    5,685        454,857
  Charles Schwab                                          33,413        376,899
  Chubb Corp.                                              4,621        395,604
  Cincinnati Financial                                     4,354        172,244
  CIT Group                                                5,000        214,850
  Citigroup Inc.                                         130,922      6,052,524
  Comerica Inc.                                            4,316        249,465
  Compass Bancshares                                       3,030        136,350
  Countrywide Financial Corp.                             13,598        525,019
  E*Trade Financial Corp.*                                 9,100        127,309
  Equity Office Properties                                 9,841        325,737
  Equity Residential                                       6,785        249,824
  Fannie Mae                                              23,925      1,397,220
  Federal Home Loan Mtg.                                  17,129      1,117,325
  Federated Investors Inc.                                 2,676         80,307
  Fifth Third Bancorp                                     14,011        577,393
  First Horizon National                                   3,089        130,356
  Franklin Resources                                       6,177        475,505
  Golden West Financial                                    7,480        481,562
  Goldman Sachs Group                                     11,896      1,213,630
  Hartford Financial Services Group                        7,172        536,322
  Huntington Bancshares                                    5,632        135,956
  Janus Capital Group                                      5,923         89,082
  Jefferson-Pilot                                          3,472        175,058
  JPMorgan Chase & Co.                                    86,958      3,071,357
  KeyCorp                                                 10,318        342,042
  Lehman Bros.                                             6,682        663,389
  Lincoln National                                         4,380        205,510
  Loews Corp.                                              4,565        353,788
  M&T Bank Corp.                                           2,954        310,643
  Marsh & McLennan                                        13,057        361,679
  Marshall & Ilsley Corp.                                  5,575        247,809
  MBIA Inc.                                                3,547        210,373
  MBNA Corp.                                              31,455        822,863
  Mellon Bank Corp.                                       10,591        303,856
  Merrill Lynch                                           23,877      1,313,474
  MetLife Inc.                                            18,713        840,962
  MGIC Investment                                          2,423        158,028
  Moody's Corp                                             7,324        329,287
  Morgan Stanley                                          26,988      1,416,060
  National City Corp.                                     16,640        567,757
  North Fork Bancorporation                               11,446        321,518
  Northern Trust Corp.                                     5,424        247,280
  Plum Creek Timber Co.                                    4,503        163,459
  PNC Bank Corp.                                           6,823        371,581
  Principal Financial Group                                7,948        333,021
  Progressive Corp.                                        5,315        525,175
  ProLogis                                                 4,429        178,223
  Providian Financial Corp.*                               7,142        125,913
  Prudential Financial                                    13,307        873,737
  Regions Financial Corp.                                 11,389        385,858
  SAFECO Corp.                                             3,411        185,354
  Simon Property Group, Inc                                4,708        341,283
  SLM Corporation                                         11,092        563,474
  Sovereign Bancorp                                        7,550        168,666
  St. Paul Travelers Companies                            16,316        644,971
  State Street Corp.                                       8,225        396,856
  SunTrust Banks                                           8,780        634,267
  Synovus Financial                                        7,426        212,903
  T. Rowe Price Group                                      3,063        191,744
  Torchmark Corp.                                          2,785        145,377

The accompanying notes are an integral part of the financial statements.

                                     Summit Mutual Funds, Inc. - Pinnacle Series
S&P 500 INDEX PORTFOLIO                                  SCHEDULE OF INVESTMENTS

                                                          SHARES          VALUE
                                                         ----------------------
FINANCIALS - 20.19% (Continued)
  U.S. Bancorp                                            47,483   $  1,386,504
  UnumProvident Corp.                                      7,291        133,571
  Wachovia Corp.                                          39,845      1,976,312
  Washington Mutual                                       21,233        863,971
  Wells Fargo                                             41,648      2,564,684
  XL Capital                                               3,378        251,391
  Zions Bancorp                                            2,212        162,648
                                                                   ------------
                                                                     55,586,476
                                                                   ------------
HEALTH CARE - 13.18%
  Abbott Labs                                             38,483      1,886,052
  Aetna Inc.                                               7,514        622,309
  Allergan, Inc.                                           3,211        273,706
  AmerisourceBergen Corp.                                  2,754        190,439
  Amgen Inc.*                                             31,736      1,918,759
  Applera Corp-Applied Biosystems Group                    5,115        100,612
  Bard (C.R.) Inc.                                         2,552        169,734
  Bausch & Lomb                                            1,291        107,153
  Baxter International Inc.                               15,029        557,576
  Becton, Dickinson                                        6,249        327,885
  BIOGEN IDEC Inc.*                                        8,064        277,805
  Biomet, Inc.                                             6,293        217,990
  Boston Scientific*                                      20,168        544,536
  Bristol-Myers Squibb                                    47,743      1,192,620
  Cardinal Health, Inc.                                   10,654        613,457
  Caremark Rx*                                            11,100        494,172
  Chiron Corporation*                                      4,619        161,157
  CIGNA Corp.                                              3,459        370,217
  Express Scripts, Inc.*                                   3,864        193,123
  Fisher Scientific*                                       2,800        181,720
  Forest Laboratories*                                     9,004        349,805
  Genzyme Corp.*                                           5,531        332,358
  Gilead Sciences, Inc.*                                  10,400        457,496
  Guidant Corp.                                            7,653        515,047
  HCA Inc.                                                10,497        594,865
  Health Management Assoc.                                 5,904        154,567
  Hospira Inc.*                                            3,848        150,072
  Humana Inc.*                                             3,966        157,609
  IMS Health Inc.                                          5,895        146,019
  Johnson & Johnson                                       74,460      4,839,900
  King Pharmaceuticals*                                    5,937         61,864
  Laboratory Corp. of America Holding*                     3,400        169,660
  Lilly (Eli) & Co.                                       27,638      1,539,713
  Manor Care Inc.                                          2,245         89,194
  McKesson Corp.                                           7,174        321,323
  Medco Health Solutions Inc.*                             6,656        355,164
  MedImmune, Inc.*                                         6,094        162,832
  Medtronic Inc.                                          29,829      1,544,844
  Merck & Co.                                             54,769      1,686,885
  Millipore Corp.*                                         1,201         68,133
  Mylan Laboratories                                       6,300        121,212
  PerkinElmer                                              3,123         59,025
  Pfizer, Inc.                                           186,214      5,135,783
  Quest Diagnostics                                        5,116        272,527
  Schering-Plough                                         36,183        689,648
  St Jude Medical*                                         8,494        370,423
  Stryker Corp.                                            9,818        466,944
  Tenet Healthcare Corp.*                                 11,438        140,001
  Thermo Electron*                                         4,008        107,695
  United Health Group Inc.                                32,802      1,710,296
  Waters Corporation*                                      2,989        111,101
  Watson Pharmaceuticals*                                  2,657         78,541
  WellPoint Inc.*                                         14,288        995,016
  Wyeth                                                   32,792      1,459,244
  Zimmer Holdings*                                         5,953        453,440
                                                                   ------------
                                                                     36,269,268
                                                                   ------------
INDUSTRIALS - 11.08%
  3M Company                                              19,321      1,396,908
  Allied Waste Industries*                                 7,880         62,488
  American Power Conversion Corporation                    4,886        115,261
  American Standard                                        5,376        225,362
  Avery Dennison Corp.                                     2,719        143,998
  Boeing Company                                          20,703      1,366,398
  Burlington Northern Santa Fe                             9,141        430,358
  Caterpillar Inc.                                         8,545        814,424
  Cendant Corporation                                     25,846        578,175
  Cintas Corporation                                       4,201        162,159
  Cooper Industries                                        2,298        146,842
  CSX Corp.                                                5,267        224,690
  Cummins Inc.                                             1,042         77,744
  Danaher Corp.                                            7,558        395,586
  Deere & Co.                                              5,906        386,784
  Delta Air Lines*                                         3,038         11,423
  Donnelley (R.R.) & Sons                                  5,272        181,937
  Dover Corp.                                              4,985        181,354
  Eaton Corp.                                              3,740        224,026
  Emerson Electric                                        10,359        648,784
  Equifax Inc.                                             3,422        122,200
  FedEx Corporation                                        7,342        594,775
  Fluor Corp.                                              2,019        116,274
  General Dynamics                                         4,868        533,241
  General Electric                                       265,545      9,201,134
  Goodrich Corporation                                     2,895        118,579
  Grainger (W.W.) Inc.                                     2,246        123,058
  Honeywell International Inc.                            21,227        777,545
  Illinois Tool Works                                      7,583        604,213
  Ingersoll-Rand Co. Ltd.                                  4,270        304,665
  ITT Industries, Inc.                                     2,270        221,620
  L-3 Communications Holdings                              2,450        187,621
  Lockheed Martin Corp.                                   11,098        719,927
  Masco Corp.                                             11,398        362,000
  Monster Worldwide*                                       2,775         79,587
  Navistar International Corp.*                            1,691         54,111
  Norfolk Southern Corp.                                   9,612        297,588
  Northrop Grumman Corp.                                   9,012        497,913
  PACCAR Inc.                                              4,307        292,876
  Pall Corp.                                               3,078         93,448
  Parker-Hannifin                                          2,918        180,945
  Pitney-Bowes                                             5,750        250,413
  Raytheon Co.                                            10,240        400,589
  Robert Half International                                4,215        105,249
  Rockwell Automation, Inc.                                4,591        223,628
  Rockwell Collins                                         4,356        207,694
  Ryder System                                             1,578         57,755
  Southwest Airlines                                      19,386        270,047
  Textron Inc.                                             3,347        253,870
  Tyco International                                      49,214      1,437,049
  Union Pacific                                            6,282        407,074
  United Parcel Service                                   27,672      1,913,796

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS                                  S&P 500 INDEX PORTFOLIO

                                                          SHARES          VALUE
                                                         ----------------------
INDUSTRIALS - 11.08% (Continued)
  United Technologies                                     25,364   $  1,302,441
  Waste Management Inc.                                   14,344        406,509
                                                                   ------------
                                                                     30,494,135
                                                                   ------------
INFORMATION TECHNOLOGY - 15.36%
  ADC Telecommunications*                                  2,829         61,587
  Adobe Systems Incorporated                              11,518        329,645
  Advanced Micro Devices*                                  8,584        148,847
  Affiliated Computer*                                     3,325        169,907
  Agilent Technologies*                                   11,702        269,380
  Altera Corporation*                                      9,358        185,476
  Analog Devices                                           9,039        337,245
  Andrew Corp.*                                            3,781         48,246
  Apple Computer, Inc.*                                   20,398        750,850
  Applied Materials, Inc.                                 40,930        662,246
  Applied Micro Circuits*                                  7,555         19,341
  Autodesk, Inc.                                           5,490        188,691
  Automatic Data Processing Inc.                          14,632        614,105
  Avaya Inc.*                                             10,266         85,413
  BMC Software*                                            5,573        100,035
  Broadcom Corporation*                                    7,454        264,692
  Ciena Corp.*                                            11,660         24,369
  Cisco Systems, Inc.*                                   161,494      3,086,150
  Citrix Systems, Inc.*                                    4,041         87,528
  Computer Associates International                       14,256        391,755
  Computer Sciences Corp.*                                 4,611        201,501
  Compuware Corp.*                                         9,464         68,046
  Comverse Technology, Inc.*                               4,750        112,338
  Convergys Corp.*                                         3,907         55,558
  Corning Inc.*                                           32,751        544,322
  Dell Inc.*                                              62,132      2,454,835
  Electronic Arts Inc.*                                    7,330        414,951
  Electronic Data Systems                                 11,827        227,670
  EMC Corp.*                                              59,143        810,851
  First Data                                              19,494        782,489
  Fiserv, Inc.*                                            4,769        204,829
  Freescale Semiconductor Inc.*                            9,728        206,039
  Gateway Inc.*                                            7,997         26,390
  Hewlett-Packard                                         75,073      1,764,966
  Intel Corporation                                      156,800      4,086,208
  International Business Machines                         40,364      2,995,009
  Intuit Inc.*                                             4,885        220,362
  Jabil Circuit*                                           4,915        151,038
  JDS Uniphase Corporation                                35,314         53,677
  KLA-Tencor Corporation                                   4,793        209,454
  Lexmark International Inc*                               3,162        204,992
  Linear Technology Corporation                            7,690        282,146
  LSI Logic*                                               9,337         79,271
  Lucent Technologies*                                   103,455        301,054
  Maxim Integrated Products, Inc.                          8,090        309,119
  Mercury Interactive Corporation*                         2,215         84,967
  Micron Technology*                                      15,036        153,518
  Microsoft Corporation                                  253,909      6,307,100
  Molex Incorporated                                       4,686        122,023
  Motorola Inc.                                           57,318      1,046,627
  National Semiconductor                                   9,122        200,958
  NCR Corp.*                                               4,656        163,519
  Network Appliance, Inc.*                                 8,495        240,154
  Newport Corporation*                                    71,650      1,159,297
  Novell Inc.*                                             9,198         57,028
  Novellus Systems, Inc.*                                  3,751         92,687
  NVIDIA Corp.*                                            4,003        106,960
  Oracle Corporation*                                    113,639      1,500,035
  Parametric Technology*                                   6,566         41,891
  Paychex, Inc.                                            9,281        302,004
  PMC-Sierra Inc.*                                         4,254         39,690
  QLogic Corporation*                                      2,326         71,804
  QUALCOMM Inc.                                           39,386      1,300,132
  Sabre Holding Corp.                                      3,532         70,463
  Sanmina-SCI Corporation*                                12,741         69,693
  Scientific-Atlanta                                       3,740        124,430
  Siebel Systems, Inc.                                    12,203        108,607
  Solectron*                                              23,606         89,467
  Sun Microsystems, Inc.*                                 80,422        299,974
  SunGard Data Systems*                                    7,072        248,722
  Symantec Corporation*                                   15,158        329,535
  Symbol Technologies                                      5,674         56,002
  Tektronix Inc.                                           2,080         48,402
  Tellabs, Inc.*                                          11,278         98,119
  Teradyne Inc.*                                           4,710         56,379
  Texas Instruments                                       42,604      1,195,894
  Unisys Corp.*                                            8,137         51,507
  VERITAS Software Corporation*                           10,522        256,736
  Xerox Corp.*                                            19,487        268,726
  Xilinx, Inc.                                             8,425        214,838
  Yahoo! Inc.*                                            32,360      1,121,274
                                                                   ------------
                                                                     42,291,785
                                                                   ------------
MATERIALS - 2.85%
  Air Products & Chemicals                                 5,591        337,137
  Alcoa Inc                                               21,302        556,621
  Allegheny Technologies Inc                               1,983         43,745
  Ashland Inc.                                             1,688        121,317
  Ball Corp.                                               2,774         99,753
  Bemis Company                                            2,615         69,402
  Dow Chemical                                            22,686      1,010,208
  Du Pont (E.I.)                                          24,536      1,055,293
  Eastman Chemical                                         1,904        105,006
  Ecolab Inc.                                              6,340        205,162
  Engelhard Corp.                                          3,090         88,220
  Freeport-McMoran Copper & Gold                           4,802        179,787
  Georgia-Pacific Group                                    6,254        198,877
  Great Lakes Chemical                                     1,245         39,180
  Hercules, Inc.*                                          2,731         38,644
  International Flavors & Fragrances                       2,306         83,523
  International Paper                                     11,829        357,354
  Louisiana Pacific                                        2,607         64,080
  MeadWestvaco Corporation                                 4,737        132,825
  Monsanto Co.                                             6,449        405,449
  Newmont Mining Corp.                                    10,635        415,084
  Nucor Corp.                                              3,854        175,819
  Pactiv Corp.*                                            3,871         83,536
  Phelps Dodge                                             2,198        203,315
  PPG Industries                                           4,182        262,463
  Praxair, Inc.                                            8,004        372,986
  Rohm & Haas                                              5,479        253,897
  Sealed Air Corp.*                                        2,092        104,161
  Sigma-Aldrich Corporation                                1,707         95,660
  Temple-Inland                                            2,672         99,265
  United States Steel Corp.                                2,740         94,174

The accompanying notes are an integral part of the financial statements.

                                     Summit Mutual Funds, Inc. - Pinnacle Series
S&P 500 INDEX PORTFOLIO                                  SCHEDULE OF INVESTMENTS

                                                          SHARES          VALUE
                                                       ------------------------
MATERIALS - 2.85% (Continued)
  Vulcan Materials                                         2,504   $    162,735
  Weyerhaeuser Corp.                                       5,408        344,219
                                                                   ------------
                                                                      7,858,897
                                                                   ------------
TELECOMMUNICATIONS SERVICES - 3.08%
  ALLTEL Corp.                                             7,680        478,310
  AT&T Corp.                                              19,448        370,290
  BellSouth                                               45,498      1,208,883
  Century Telephone                                        3,548        122,867
  Citizens Communications                                  6,994         93,999
  Nextel Communications, Inc.*                            27,059        874,276
  Qwest Communications International*                     43,611        161,797
  SBC Communications Inc.                                 81,476      1,935,055
  Sprint Corp. FON                                        34,994        877,999
  Verizon Communications                                  67,962      2,348,087
                                                                   ------------
                                                                      8,471,563
                                                                   ------------
UTILITIES - 3.29%
  AES Corp.*                                              15,342        251,302
  Allegheny Energy*                                        3,124         78,787
  Ameren Corporation                                       4,468        247,080
  American Electric Power                                  9,724        358,524
  Calpine Corp.*                                          10,186         34,632
  CenterPoint Energy                                       7,539         99,590
  CINergy Corp.                                            4,384        196,491
  CMS Energy*                                              3,965         59,713
  Consolidated Edison                                      5,548        259,868
  Constellation Energy Group                               4,117        237,510
  Dominion Resources                                       7,985        586,019
  DTE Energy Co.                                           4,143        193,768
  Duke Energy                                             22,334        663,990
  Dynegy Inc.*                                             9,299         45,193
  Edison International                                     8,014        324,968
  Entergy Corp.                                            5,634        425,649
  Exelon Corp.                                            16,100        826,413
  FirstEnergy Corp.                                        8,117        390,509
  FPL Group                                                9,054        380,811
  Keyspan Energy                                           3,914        159,300
  NICOR Inc.                                               1,083         44,587
  NiSource Inc.                                            6,465        159,879
  Peoples Energy Corp                                        905         39,331
  PG&E Corp.                                              10,214        383,434
  Pinnacle West Capital                                    2,246         99,835
  PPL Corp.                                                4,364        259,134
  Progress Energy, Inc.                                    6,032        272,888
  Public Serv. Enterprise Inc.                             5,788        352,026
  Sempra Energy                                            5,569        230,055
  Southern Co.                                            18,025        624,927
  TECO Energy                                              4,625         87,459
  TXU Corp.                                                5,976        496,546
  Xcel Energy Inc                                          9,815        191,589
                                                                   ------------
                                                                      9,061,807
                                                                   ------------
    Total Common Stocks
      (cost $235,346,255)                                           272,176,529
                                                                   ------------

UNIT INVESTMENT TRUST - 0.09%
  S&P 500 Depositary Receipts*                             2,100        250,278
                                                                   ------------
    Total Unit Investment Trust
      (cost $236,112)                                                   250,278
                                                                   ------------

SHORT-TERM INVESTMENTS(3) - .99%
NORTHERN TRUST DIVERSIFIED
  ASSETS PORTFOLIO - .81%                              2,219,604      2,219,604
                                                                   ------------

                                                       PRINCIPAL          VALUE
                                                       ------------------------
U.S. TREASURY BILL - 0.18%
  (3.078% due 09/15/05)                                $ 500,000   $    496,835
                                                                   ------------
    Total Short-Term Investments
      (cost $2,716,490)                                               2,716,439
                                                                   ------------
  TOTAL INVESTMENTS - 99.95%
  (cost $238,298,857)(1)                                            275,143,246
                                                                   ------------
NORTHERN INSTITUTIONAL LIQUID ASSET PORTFOLIO(2) -
  4.35%                                                              11,972,933
                                                                   ------------
OTHER ASSETS AND LIABILITIES - (4.30%)                              (11,847,547)
                                                                   ------------
TOTAL NET ASSETS - 100.00%                                         $275,268,632
                                                                   ============

*     Non-income producing

(1) For federal income tax purposes, cost is $238,660,868 and gross unrealized appreciation and depreciation of securities as of June 30, 2005 was $55,750,245 and ($19,267,867), respectively, with a net appreciation / depreciation of $36,482,378.

(2) This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $12,842,609, $13,972,933, and $1,243,189, respectively.

(3) Securities and other assets with an aggregate value of $2,689,875 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of June 30, 2005:

                                                                   Unrealized
                                                                  Appreciation/
Type                                        Contracts            (Depreciation)
-------------------------------------------------------------------------------

S&P 500 Index (09/05)                           9                $     (23,922)

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
FINANCIAL STATEMENTS                                     S&P 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005 (Unaudited)

ASSETS
   Investments in securities, at value                            $ 275,143,246
   Collateral for securities loaned,
      at fair value                                                  11,972,933
   Receivables:
      Shares sold                                                        50,468
      Interest and dividends                                            335,129
   Prepaid expenses and other                                             5,853
                                                                  -------------
                                                                    287,507,629
                                                                  -------------

LIABILITIES
   Payables:
      Shares redeemed                                                    48,312
      Payable upon return of securities loaned                       11,972,933
      Advisory fees                                                      60,815
      Administration expenses                                            23,838
      Directors' fees                                                     8,401
      Custodian fees                                                      1,710
      Fund accounting fees                                               15,010
      Professional fees                                                  27,344
      Royalty fees                                                       44,797
      Variation margin                                                   16,650
      Other accrued expenses                                             19,187
                                                                  -------------
                                                                     12,238,997
                                                                  -------------
NET ASSETS*
   Paid-in capital                                                  239,483,212
   Accumulated undistributed net
      investment income                                               1,491,812
   Accumulated net realized gain / (loss)
      on investments and futures contracts                           (2,526,859)
   Net unrealized appreciation / (depreciation) on
      investments and futures contracts                              36,820,467
                                                                  =============
                                                                  $ 275,268,632
                                                                  =============

Shares authorized ($.10 par value)                                   30,000,000
Shares outstanding                                                    3,506,141
Net asset value, offering and redemption
   price per share                                                $       78.51
Investments at cost                                               $ 238,298,857

* FEDERAL TAX DATA AS OF DECEMBER 31, 2004
   Undistributed ordinary income                                  $   3,687,795
   Unrealized appreciation                                        $  40,839,108

Capital Loss Carryforward Expiring December 31:
--------------------------------------------------------------------------------
      2010          2011          2012
   -----------   -----------   -----------
  $(1,959,815)   $        --   $        --

STATEMENT OF OPERATIONS
For the period ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
   Interest                                                       $      44,565
   Dividends                                                          2,461,528
   Other income                                                          13,630
                                                                  -------------
                                                                      2,519,723
                                                                  -------------
EXPENSES
   Advisory fees                                                        410,356
   Administration expenses                                              136,785
   Custodian fees and expenses                                           11,685
   Fund accounting fees                                                  30,322
   Professional fees                                                     23,322
   Directors' fees                                                       14,171
   Transfer agent fees                                                    6,006
   Royalty fee                                                           18,036
   Other expenses                                                        29,480
                                                                  -------------
                                                                        680,163
   Reimbursements and waivers                                          (146,700)
                                                                  -------------
                                                                        533,463
                                                                  -------------
NET INVESTMENT INCOME / (LOSS)                                        1,986,260
                                                                  -------------

REALIZED AND UNREALIZED GAIN / (LOSS)
   Net realized gain / (loss) on investments
      and options                                                      (274,263)
   Net realized gain / (loss) on futures contracts                       79,606
                                                                  -------------
                                                                       (194,657)
                                                                  -------------
   Net change in unrealized appreciation /
      (depreciation) on investments and
      futures contracts                                              (4,391,027)
                                                                  -------------
NET REALIZED AND UNREALIZED GAIN / (LOSS)                            (4,585,684)
                                                                  -------------
NET INCREASE / (DECREASE) IN NET ASSETS FROM
OPERATIONS                                                        $  (2,599,424)
                                                                  =============

TRANSACTIONS WITH AFFILIATES:

            Percent of Current
             Net Asset Value
------------------------------------------
   Advisory   Administration     Expense
     Fee           Fee         Limit(1)(2)    Waiver    Reimbursement
---------------------------------------------------------------------
     0.30%        0.10%          0.30%       $146,700        $--

(1) The Adviser has agreed to pay other expenses of the portfolio, other than the advisory fees, to the extent that such expenses exceed the stated percentage of their average net assets.

(2) The Adviser has voluntarily agreed to waive its fees and/or reimburse expenses of the portfolio to the extent necessary, to limit all expenses to 0.39% of the average daily net assets of the portfolio until December 31, 2005.

The accompanying notes are an integral part of the financial statements.

                                     Summit Mutual Funds, Inc. - Pinnacle Series
S&P 500 INDEX PORTFOLIO                                     FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                               For the
                                                             Six Months
                                                            Ended June 30,   Year
Ended
                                                             (Unaudited)
December 31,
                                                            -------------   -------
------
                                                                2005
2004
                                                            -------------   -------
------
OPERATIONS
   Net investment income / (loss)                           $   1,986,260   $
3,964,344
   Net realized gain / (loss) on investments and futures         (194,657)
968,015
   Net change in unrealized appreciation / (depreciation)
      on investments and futures contracts                     (4,391,027)
15,716,193
                                                            -------------   -------
------
                                                               (2,599,424)
20,648,552
                                                            -------------   -------
------
DISTRIBUTIONS TO SHAREHOLDERS*
   Net investment income                                       (4,182,243)
(1,045,466)
                                                            -------------   -------
------
                                                               (4,182,243)
(1,045,466)
                                                            -------------   -------
------
FUND SHARE TRANSACTIONS
   Proceeds from shares sold                                   14,144,037
202,761,935
   Reinvestment of distributions                                4,182,243
1,045,466
   Payments for shares redeemed                               (16,151,429)
(23,301,175)
                                                            -------------   -------
------
                                                                2,174,851
180,506,226
                                                            -------------   -------
------
NET INCREASE / (DECREASE) IN NET ASSETS                        (4,606,816)
200,109,312
NET ASSETS
   Beginning of period                                        279,875,448
79,766,136
                                                            -------------   -------
------
   End of period                                            $ 275,268,632   $
279,875,448
                                                            =============
=============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME             $   1,491,812   $
3,687,795
                                                            =============
=============

FUND SHARE TRANSACTIONS
   Sold                                                           180,895
2,685,520
   Reinvestment of distributions                                   53,881
13,866
   Redeemed                                                      (206,032)
(311,497)
                                                            -------------   -------
------
      Net increase / (decrease) from fund share
         transactions                                              28,744
2,387,889
                                                            =============
=============
TOTAL COST OF PURCHASES OF:
   Common Stocks                                            $   1,541,499   $
190,706,551
                                                            -------------   -------
------
                                                            $   1,541,499   $
190,706,551
                                                            =============
=============
TOTAL PROCEEDS FROM SALES OF:
   Common Stocks                                            $   2,854,354   $
3,661,882
                                                            -------------   -------
------
                                                            $   2,854,354   $
3,661,882
                                                            =============
=============
*TAX CHARACTER OF DISTRIBUTIONS PAID
   Ordinary income                                          $   4,182,243   $
1,045,466
                                                            -------------   -------
------
                                                            $   4,182,243   $
1,045,466
                                                            =============
=============

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
S&P MIDCAP 400 INDEX PORTFOLIO

Objective - Seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the Standard & Poor's MidCap 400 Composite Stock Index (the "Index").

Strategy - The Summit Pinnacle S&P MidCap 400 Index Portfolio (the "Portfolio") will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the Index.

Managers' Comments:

For the six-month period ended June 30, 2005, the Portfolio's total return was 3.61% (before the impact of any product or contract-level fees). This compares to a 3.84% total return for the Index. The difference of 0.23% is referred to as "tracking error" and is largely attributed to the Portfolio's operating expenses. These expenses represent the Portfolio's costs for advisory, administration, accounting, custody and other services. The remaining difference can be caused by a number of factors, including the timing and size of cash flows into and out of the Portfolio; brokers' commissions or other trading costs; and holding security positions in amounts that are different than the weightings in the Index, among others. While an exact replication of the capitalization weightings of securities in the Index is not feasible, the Portfolio's objectives and strategies call for a correlation of at least 95% between the Portfolio's pre-expense total return and that of the Index. The Portfolio achieved this level of correlation for the period presented.

                         Fund Data

     Manager:                          Team Managed
     Inception Date:                   May 3, 1999
     Total Net Assets:                 $100.64 Million
     Number of Equity Holdings:        400
     Median Cap Size:                  $2.42 Billion
     Average Price-to-book Ratio:      2.49x
     Dividend Yield:                   1.13%

[LINE CHART]

              Comparison of Change in Value of $10,000 Investments

Summit S&P MidCap 400 Index Portfolio - Average Annual Total Return

         1-Year          5-Year          Since Inception
         ------          ------          ---------------
         13.43%           7.78%               9.46%

Past performance is not predictive of future results.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Separate account expenses are not included.

                         Summit
              S&P MidCap 400 Index Portfolio   S&P MidCap 400 Index
 4/30/1999              $  10,000                    $ 10,000
 5/31/1999                 $9,930                    $ 10,043
 6/30/1999              $  10,430                    $ 10,580
 7/31/1999              $  10,180                    $ 10,354
 8/31/1999              $   9,830                    $  9,999
 9/30/1999              $   9,500                    $  9,691
10/31/1999              $   9,960                    $ 10,184
11/30/1999              $  10,480                    $ 10,719
12/31/1999              $  11,114                    $ 11,355
 1/31/2000              $  10,782                    $ 11,036
 2/29/2000              $  11,556                    $ 11,808
 3/31/2000              $  12,513                    $ 12,796
 4/30/2000              $  11,992                    $ 12,349
 5/31/2000              $  11,851                    $ 12,196
 6/30/2000              $  12,003                    $ 12,375
 7/31/2000              $  12,187                    $ 12,570
 8/31/2000              $  13,551                    $ 13,974
 9/30/2000              $  13,443                    $ 13,878
10/31/2000              $  12,966                    $ 13,408
11/30/2000              $  12,003                    $ 12,396
12/31/2000              $  12,891                    $ 13,343
 1/31/2001              $  13,172                    $ 13,641
 2/28/2001              $  12,405                    $ 12,863
 3/31/2001              $  11,480                    $ 11,908
 4/30/2001              $  12,731                    $ 13,221
 5/31/2001              $  13,029                    $ 13,529
 6/30/2001              $  12,961                    $ 13,475
 7/31/2001              $  12,756                    $ 13,274
 8/31/2001              $  12,334                    $ 12,840
 9/30/2001              $  10,807                    $ 11,243
10/31/2001              $  11,271                    $ 11,741
11/30/2001              $  12,102                    $ 12,614
12/31/2001              $  12,729                    $ 13,265
 1/31/2002              $  12,661                    $ 13,198
 2/28/2002              $  12,666                    $ 13,213
 3/31/2002              $  13,561                    $ 14,158
 4/30/2002              $  13,487                    $ 14,092
 5/31/2002              $  13,254                    $ 13,854
 6/30/2002              $  12,270                    $ 12,839
 7/31/2002              $  11,067                    $ 11,595
 8/31/2002              $  11,116                    $ 11,653
 9/30/2002              $  10,215                    $ 10,715
10/31/2002              $  10,658                    $ 11,179
11/30/2002              $  11,271                    $ 11,825
12/31/2002              $  10,801                    $ 11,339
 1/31/2003              $  10,482                    $ 11,008
 2/28/2003              $  10,226                    $ 10,746
 3/31/2003              $  10,307                    $ 10,836
 4/30/2003              $  11,049                    $ 11,622
 5/31/2003              $  11,961                    $ 12,584
 6/30/2003              $  12,104                    $ 12,744
 7/31/2003              $  12,527                    $ 13,197
 8/31/2003              $  13,085                    $ 13,794
 9/30/2003              $  12,880                    $ 13,583
10/31/2003              $  13,848                    $ 14,610
11/30/2003              $  14,321                    $ 15,119
12/31/2003              $  14,553                    $ 15,374
 1/31/2004              $  14,860                    $ 15,708
 2/29/2004              $  15,209                    $ 16,085
 3/31/2004              $  15,258                    $ 16,152
 4/30/2004              $  14,756                    $ 15,623
 5/31/2004              $  15,053                    $ 15,946
 6/30/2004              $  15,388                    $ 16,308
 7/31/2004              $  14,659                    $ 15,548
 8/31/2004              $  14,615                    $ 15,508
 9/30/2004              $  15,039                    $ 15,967
10/31/2004              $  15,275                    $ 16,222
11/30/2004              $  16,179                    $ 17,187
12/31/2004              $  16,847                    $ 17,907
 1/31/2005              $  16,412                    $ 17,451
 2/28/2005              $  16,956                    $ 18,035
 3/31/2005              $  16,764                    $ 17,835
 4/30/2005              $  16,108                    $ 17,141
 5/31/2005              $  17,070                    $ 18,173
 6/30/2005              $  17,455                    $ 18,595

                     Top 10 Equity Holdings

                                           (% of net assets)
                                           -----------------
     Legg Mason                                  1.00%
     D.R Horton                                  0.97%
     Lennar Corp                                 0.81%
     Murphy Oil                                  0.81%
     Weatherford International Ltd.              0.71%
     Whole Foods Market, Inc.                    0.67%
     Coventry Health Care Inc.                   0.66%
     Smith International                         0.60%
     Noble Energy, Inc                           0.58%
     Sepracor Inc.                               0.56%

[PIE CHART]

                       Sector Allocations

Consumer Discretionary                18.8%
Consumer Staples                       4.4%
Energy                                 8.1%
Financials                            16.7%
Health Care                           11.3%
Industrials                           10.7%
Information Technology                13.2%
Materials                                4%
Short-Term, Futures, & Other           5.6%
Utilities                              7.2%

                                     Summit Mutual Funds, Inc. - Pinnacle Series
S&P MIDCAP 400 INDEX PORTFOLIO                              FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period. Share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.

                                                        Six Months
                                                      Ended June 30,
                                                        (Unaudited)
Year Ended December 31,
                                                      -----------------------------
----------------------------------------------
                                                           2005            2004
2003        2002        2001        2000
                                                      -----------------------------
----------------------------------------------
Net asset value, beginning of period                  $        60.76     $  52.62
$  39.29    $  46.70    $  59.55    $  55.20
                                                      --------------     --------
--------    --------    --------    --------
Investment Activities:
   Net investment income / (loss)                               0.28
0.35(2)     0.29        0.22        0.30        1.10
   Net realized and unrealized gains / (losses)                 1.82         7.93
13.28       (7.25)      (1.00)       7.20
                                                      --------------     --------
--------    --------    --------    --------
Total from Investment Activities                                2.10         8.28
13.57       (7.03)      (0.70)       8.30
                                                      --------------     --------
--------    --------    --------    --------
DISTRIBUTIONS:
   Net investment income                                       (0.33)       (0.14)
(0.24)      (0.23)      (0.20)      (1.20)
   Net realized gains                                          (1.37)          --
--       (0.15)     (11.95)      (2.75)
                                                      --------------     --------
--------    --------    --------    --------
Total Distributions                                            (1.70)       (0.14)
(0.24)      (0.38)     (12.15)      (3.95)
                                                      --------------     --------
--------    --------    --------    --------
Net asset value, end of period                        $        61.16     $  60.76
$  52.62    $  39.29    $  46.70    $  59.55
                                                      ==============     ========
========    ========    ========    ========
Total return                                                    3.61%       15.76%
34.74%     -15.15%      -1.25%      15.99%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets - net(1)                0.53%(3)     0.56%
0.60%       0.60%       0.60%       0.60%
Ratio of expenses to average net assets - gross                 0.53%(3)     0.56%
0.67%       0.81%       0.82%       0.77%
Ratio of net investment income / (loss)
   to average net assets                                        1.01%(3)     0.68%
0.58%       0.53%       0.65%       1.44%
Portfolio turnover rate                                        13.27%(3)    15.08%
8.54%      27.73%      18.57%     146.33%
Net assets, end of period (000's)                     $      110,636     $ 99,775
$ 39,944    $ 23,180    $ 20,588    $ 15,054

(1) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.

(2) Per share amounts are based on average shares outstanding.

(3) Annualized.

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS                           S&P MIDCAP 400 INDEX PORTFOLIO

JUNE 30, 2005 (Unaudited)

                                                          SHARES           VALUE
                                                   -----------------------------
COMMON STOCKS - 94.87%
CONSUMER DISCRETIONARY - 18.77%
   99 (Cents) Only Stores*                                 6,190   $      78,675
   Abercrombie & Fitch Co.                                 8,503         584,156
   Advance Auto Parts*                                     7,177         463,275
   Aeropostale Inc.*                                       5,434         182,582
   American Eagle Outfitters                              13,124         402,251
   American Greetings                                      6,742         178,663
   AnnTaylor Stores Corp.*                                 6,889         167,265
   Applebee's International                                7,915         209,668
   Arvinmeritor Inc                                        6,835         121,595
   Bandag, Inc.                                            1,727          79,528
   Barnes & Noble*                                         6,242         242,190
   Belo Corp.                                             10,487         251,373
   Blyth Inc                                               3,653         102,467
   Bob Evans Farms                                         3,462          80,734
   Borders Group                                           7,330         185,522
   Borg Warner Inc.                                        5,482         294,219
   Boyd Gaming Corp.                                       6,460         330,300
   Brinker International*                                  8,617         345,111
   Callaway Golf Co.                                       6,929         106,914
   Career Education Corporation*                          10,020         366,832
   CarMax Inc.*                                           10,174         271,137
   Catalina Marketing Corp                                 4,804         122,070
   CBRL Group                                              4,637         180,194
   Cheesecake Factory*                                     7,601         263,983
   Chico's FAS*                                           17,454         598,323
   Claire's Stores                                         9,659         232,299
   Corinthian Colleges*                                    8,855         113,078
   D.R. Horton                                            28,609       1,075,984
   DeVRY Inc.*                                             6,324         125,848
   Dillard Inc.                                            1,500             270
   Dollar Tree Stores, Inc. *                             11,029         264,696
   Education Management*                                   6,647         224,203
   Emmis Communications*                                   3,315          58,576
   Entercom Communications*                                4,442         147,874
   Foot Locker Inc.                                       15,210         414,016
   Furniture Brands International                          5,185         112,048
   Gentex Corp.                                           15,210         276,822
   GTECH Holdings Corp.                                   11,310         330,704
   Harman International Industries                         6,294         512,080
   Harte-Hanks, Inc.                                       7,004         208,229
   Hovnanian Enterprises Inc.*                             4,725         308,070
   Integrated Circuit Systems Inc*                         6,856         141,508
   International Speedway                                  4,314         242,706
   ITT Educational Services*                               4,482         239,428
   Krispy Kreme Doughnuts*                                 6,034          41,997
   Laureate Education Inc.*                                4,822         230,781
   Lear Corporation                                        6,553         238,398
   Lee Enterprises                                         4,432         177,679
   Lennar Corp                                            14,084         893,630
   Media General                                           2,337         151,344
   Michaels Stores                                        13,179         545,215
   Modine Manufacturing Co                                 3,165         103,052
   Mohawk Industries*                                      5,801         478,583
   Neiman-Marcus Group                                     4,780         463,278
   O'Reilly Automotive*                                   10,268         306,089
   Outback Steakhouse                                      6,622         299,579
   Pacific Sunwear of California*                          7,258         166,861
   Payless ShoeSource*                                     6,649         127,661
   PETsMART, Inc.                                         14,238         432,123
   Pier 1 Imports                                          8,432         119,650
   Reader's Digest Association                             9,722         160,413
   Regis Corp.                                             4,370         170,780
   Rent-A-Center*                                          6,842         159,350
   Ross Stores, Inc.                                      14,350         414,859
   Ruby Tuesday, Inc.                                      6,261         162,160
   Ryland Group                                            4,640         352,037
   SAKS Inc.*                                             13,645         258,846
   Scholastic Corp.*                                       3,633         140,052
   Sotheby's Holdings*                                     5,669          77,665
   Thor Industries                                         4,495         141,278
   Timberland Co*                                          6,132         237,431
   Toll Brothers*                                          6,031         612,448
   TreeHouse Foods Inc.*                                       1              17
   Tupperware Corp.                                        5,507         128,699
   Urban Outfitters Inc.*                                  6,356         360,322
   Valassis Communication*                                 5,003         185,361
   Washington Post                                           676         564,480
   Westwood One, Inc.                                      8,624         176,188
   Williams-Sonoma Inc.*                                  11,415         451,692
                                                                   -------------
                                                                      20,767,464
                                                                   -------------
CONSUMER STAPLES - 4.37%
   BJ's Wholesale Club*                                    6,781         220,315
   Church & Dwight                                         6,187         223,969
   Constellation Brands*                                  20,102         593,009
   Dean Foods*                                            14,548         512,672
   Energizer Holdings Inc.*                                6,907         429,408
   Hormel Foods Corp.                                     10,263         301,014
   Lancaster Colony                                        3,134         134,511
   PepsiAmericas, Inc.                                    10,337         265,247
   Ruddick Corp.                                           4,370         111,566
   Smithfield Foods*                                       9,889         269,673
   Smucker (J.M.)                                          5,703         267,698
   Tootsie Roll Industries Inc                             4,158         121,622
   Tyson Foods                                            29,671         528,144
   Universal Corp.                                         2,501         109,494
   Whole Foods Market, Inc.                                6,276         742,451
                                                                   -------------
                                                                       4,830,793
                                                                   -------------
ENERGY - 8.15%
   Arch Coal                                               6,121         333,411
   Cooper Cameron Corp*                                    5,269         326,941
   ENSCO International                                    14,763         527,778
   FMC Technologies*                                       6,685         213,719
   Forest Oil*                                             5,381         226,002
   Grant Prideco*                                         12,074         319,357
   Hanover Compressor*                                     7,629          87,810
   Helmerich & Payne                                       4,964         232,911
   Murphy Oil                                             17,076         891,879
   Newfield Exploration*                                  12,314         491,205
   Noble Energy, Inc                                       8,514         644,085
   Overseas Shipholding Group                              3,509         209,312
   Patterson UTI-Energy                                   16,459         458,054
   Peabody Energy                                         11,480         597,419
   Pioneer Natural Resources                              14,134         594,759
   Plains Exploration & Production*                        7,533         267,647
   Pogo Producing                                          6,207         322,267

The accompanying notes are an integral part of the financial statements.

                                     Summit Mutual Funds, Inc. - Pinnacle Series
S&P MIDCAP 400 INDEX PORTFOLIO                           SCHEDULE OF INVESTMENTS

                                                          SHARES           VALUE
                                                   -----------------------------
ENERGY - 8.15% (Continued)
   Pride International*                                   14,451   $     371,391
   Smith International                                    10,348         659,168
   Tidewater Inc.                                          5,918         225,594
   Weatherford International Ltd.*                        13,512         783,426
   Western Gas Resources                                   6,589         229,956
                                                                   -------------
                                                                       9,014,091
                                                                   -------------
FINANCIALS - 16.69%
   A.G. Edwards                                            7,422         335,103
   Allmerica Financial*                                    5,208         193,165
   AMB Property Corp                                       8,194         355,865
   American Financial Group                                5,694         190,863
   AmeriCredit Corp.*                                     14,832         378,216
   AmerUs Group Co.                                        3,849         184,944
   Associated Banc-Corp.                                  12,638         425,395
   Astoria Financial                                      10,027         285,469
   Bank of Hawaii Corp.                                    5,217         264,763
   Brown & Brown Inc.                                      6,167         277,145
   City National Corp.                                     4,415         316,600
   Colonial BancGroup                                     15,111         333,349
   Commerce Bancorp                                       15,484         469,320
   Cullen Frost Bankers                                    4,763         226,957
   Developers Diversified Rlty                            10,521         483,545
   Eaton Vance                                            12,997         310,758
   Everest Re Group                                        5,478         509,454
   Fidelity National Financial                            17,030         607,801
   First American Corp.                                    8,447         339,063
   FirstMerit Corp.                                        8,222         214,676
   Gallagher(Arthur J.)                                    8,993         243,980
   Greater Bay Bancorp                                     4,976         131,217
   HCC Insurance Holdings                                  6,629         251,040
   Hibernia Corp.                                         15,141         502,378
   Highwoods Properties                                    5,244         156,061
   Horace Mann Educators                                   4,180          78,668
   Hospitality Properties Trust                            6,619         291,699
   Independence Community Bank                             7,670         283,253
   IndyMac Bancorp                                         6,068         247,150
   Investors Financial Services                            6,494         245,603
   Jefferies Group, Inc.                                   5,092         192,936
   LaBranche & Co.*                                        5,578          35,141
   Legg Mason                                             10,610       1,104,607
   Leucadia National Corp.                                 9,247         357,212
   Liberty Property Trust                                  8,411         372,691
   Mack-Cali Realty                                        5,519         250,011
   Mercantile Bankshares                                   7,729         398,275
   New Plan Excel Realty Trust                            10,056         273,222
   New York Community Bancorp                             23,859         432,325
   Ohio Casualty Corp                                      6,099         147,474
   Old Republic International                             17,809         450,390
   PMI Group                                               9,183         357,953
   Protective Life Corp.                                   6,785         286,463
   Radian Group                                            8,644         408,170
   Raymond James Financial                                 6,578         185,829
   Rayonier Inc.                                           4,901         259,900
   Regency Centers Corp.                                   6,150         351,780
   SEI Investments                                         8,209         306,606
   StanCorp Financial Group                                2,777         212,663
   SVB Financial Group*                                    3,528         168,991
   TCF Financial                                          12,392         320,705
   Texas Regional Bancshares                               4,000         121,920
   United Dominion Realty Trust                           13,372         321,597
   Unitrin, Inc.                                           5,652         277,513
   W. R. Berkley Corp.                                    11,598         413,816
   Waddell & Reed Financial Investment                     8,060         149,110
   Washington Federal Inc.                                 8,454         198,838
   Webster Financial Corp.                                 5,248         245,029
   Weingarten Realty SBI                                   8,247         323,447
   Westamerica Bancorp                                     3,271         172,742
   Wilmington Trust Corp.                                  6,575         236,766
                                                                   -------------
                                                                      18,467,622
                                                                   -------------
HEALTH CARE - 11.32%
   Advanced Medical Optics, Inc.*                          6,195         246,251
   Apria Healthcare Group*                                 4,731         163,882
   Barr Pharmaceuticals, Inc.*                             9,014         439,342
   Beckman Coulter Inc.                                    6,049         384,535
   Cephalon Inc*                                           5,665         225,524
   Charles River Labs*                                     6,453         311,357
   Community Health Systems*                               6,504         245,786
   Covance Inc.*                                           6,127         274,918
   Coventry Health Care Inc.*                             10,370         733,678
   Cytyc Corp.*                                           11,079         244,403
   DENTSPLY International Inc.                             7,402         399,708
   Edwards Lifesciences Corp.*                             5,820         250,376
   Gen-Probe Inc.*                                         4,862         176,150
   Health Net, Inc.*                                      10,835         413,464
   Hillenbrand Industries                                  5,737         290,005
   INAMED Corp.*                                           3,497         234,194
   Invitrogen Corporation*                                 4,973         414,201
   IVAX Corp.*                                            21,543         463,175
   LifePoint Hospitals*                                    4,789         241,940
   Lincare Holdings Inc.*                                  9,793         399,946
   Martek Biosciences*                                     3,029         114,951
   Millennium Pharmaceuticals, Inc.*                      29,966         277,785
   Omnicare, Inc.                                         10,169         431,472
   PacifiCare Health Systems Inc.*                         8,462         604,610
   Par Pharmaceutical Cos.*                                3,306         105,164
   Patterson Companies Inc.*                              13,417         604,838
   Perrigo Co.                                             8,678         120,971
   Protein Design Labs*                                   10,295         208,062
   Renal Care Group*                                       6,618         305,090
   Schein (Henry) Inc.*                                    8,462         351,342
   Sepracor Inc.*                                         10,259         615,643
   STERIS Corp.                                            6,765         174,334
   Techne Corp.*                                           3,755         172,392
   Triad Hospitals*                                        7,673         419,253
   Universal Health Services                               5,695         354,115
   Valeant Pharmaceuticals International                   8,934         157,506
   Varian Inc.*                                            3,427         129,506
   Varian Medical Systems*                                13,056         487,380
   VCA Antech*                                             7,454         180,760
   Vertex Pharmaceuticals*                                 9,004         151,627
                                                                   -------------
                                                                      12,519,636
                                                                   -------------
INDUSTRIALS - 10.73%
   ADESA Inc.                                              8,966         195,190
   AGCO Corp.*                                             8,831         168,849
   Airtran Holdings Inc.*                                  8,384          77,384
   Alaska Air Group*                                       2,514          74,792
   Alexander & Baldwin                                     4,248         196,895

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS                           S&P MIDCAP 400 INDEX PORTFOLIO

                                                          SHARES           VALUE
                                                   -----------------------------
INDUSTRIALS - 10.73%(Continued)
  Alliant Techsystems*                                     3,690   $     260,514
  Ametek, Inc.                                             6,742         282,153
  Banta Corp.                                              2,437         110,542
  C.H. Robinson Worldwide, Inc.                            8,336         485,155
  Carlisle Companies                                       3,032         208,086
  ChoicePoint Inc.*                                        8,672         347,314
  CNF Inc.                                                 5,042         226,386
  Copart Inc.*                                             8,020         190,876
  Crane Company                                            5,399         141,994
  Deluxe Corp.                                             4,903         199,062
  Donaldson Co.                                            7,512         227,839
  Dun & Bradstreet*                                        6,739         415,459
  Dycom Industries*                                        4,751          94,117
  Expeditors International of Washington, Inc.            10,401         518,074
  Fastenal Company                                         6,671         408,665
  Federal Signal Corp                                      4,699          73,304
  Flowserve Corporation*                                   5,406         163,585
  GATX Corp.                                               4,825         166,463
  Graco Inc.                                               6,738         229,564
  Granite Construction                                     3,712         104,307
  Harsco Corp.                                             4,051         220,982
  HNI Corporation                                          5,054         258,512
  Hubbell Inc.                                             6,004         264,776
  Hunt(J.B.) Transport Serv Inc.                          13,430         259,199
  Jacobs Engineering Group*                                5,550         312,243
  JetBlue Airways Corp.*                                   9,577         195,754
  Kelly Services                                           3,141          89,958
  Kennametal Inc.                                          3,660         167,811
  Korn/Ferry International*                                3,475          61,681
  Manpower Inc.                                            8,774         349,030
  Miller (Herman)                                          6,821         210,360
  Nordson Corporation                                      3,235         110,896
  Pentair Inc.                                             9,891         423,434
  Precision Castparts                                      6,449         502,377
  Quanta Services*                                        10,467          92,110
  Republic Services                                       12,634         454,950
  Rollins, Inc.                                            4,805          96,292
  Sequa Corp.*                                               942          62,332
  SPX Corp.                                                7,341         337,539
  Stericycle Inc.*                                         4,377         220,251
  Swift Transportation*                                    6,049         140,881
  Tecumseh Products Co.                                    1,809          49,639
  Teleflex                                                 3,758         223,112
  The Brink's Company                                      5,539         199,404
  Thomas & Betts*                                          5,819         164,329
  Trinity Industries                                       4,239         135,775
  United Rentals*                                          7,072         142,925
  Werner Enterprises                                       6,183         121,434
  Yellow Roadway Corp.*                                    5,590         283,972
  York International                                       4,052         153,976
                                                                   -------------
                                                                      11,872,503
                                                                   -------------
INFORMATION TECHNOLOGY - 13.20%
  3Com Corp.*                                             37,121         135,120
  Activision, Inc.*                                       18,531         306,132
  Acxiom Corp.                                             8,369         174,745
  Adtran Inc.                                              6,809         168,795
  Advent Software, Inc.*                                   2,568          52,028
  Alliance Data Systems*                                   6,458         261,936
  Amphenol Corp.                                           8,640         347,069
  Anteon International Corp.*                              3,080         140,510
  Arrow Electronics*                                      11,306         307,071
  Atmel Corp.*                                            43,938         104,133
  Avnet, Inc*                                             11,778         265,358
  Avocent Corp*                                            4,869         127,276
  BISYS Group*                                            11,789         176,128
  Cabot Micro-Electronics*                                 2,415          70,011
  Cadence Design Systems*                                 26,400         360,624
  CDW Corporation                                          7,219         412,133
  Ceridian Corp.*                                         14,578         283,979
  Certegy, Inc.                                            6,090         232,760
  Checkfree Corp*                                          8,196         279,156
  Cognizant Technology Solutions Corporation*             12,976         611,559
  CommScope, Inc.*                                         5,185          90,271
  Credence Systems*                                        8,921          80,735
  Cree Inc.*                                               7,468         190,210
  CSG Systems International*                               4,988          94,671
  Cypress Semiconductor*                                  12,549         157,992
  Diebold, Inc.                                            7,007         316,086
  DST Systems Inc.*                                        7,460         349,127
  F5 Networks*                                             3,578         169,007
  Fair, Isaac Corporation                                  6,568         239,732
  Fairchild Semiconductor*                                11,689         172,413
  Gartner, Inc.*                                          10,116         107,432
  Harris Corp.                                            12,992         405,480
  Henry (Jack) & Assoc.                                    8,053         147,450
  Imation Corp.                                            3,315         128,589
  Integrated Device Technology*                           10,286         110,575
  International Rectifier*                                 6,607         315,286
  Intersil Corporation                                    14,689         275,713
  Keane Inc.*                                              5,527          75,720
  KEMET Corp.*                                             8,456          53,273
  Lam Research Corporation*                               13,629         394,423
  Lattice Semconductor*                                   11,089          49,235
  LTX Corp.*                                               5,969          29,606
  Macromedia Inc.*                                         7,182         274,496
  Macrovision Corporation*                                 4,855         109,432
  McAfee, Inc.*                                           15,633         409,272
  McData Corp.*                                           15,749          62,996
  Mentor Graphics*                                         7,449          76,352
  Micrel Inc.*                                             8,029          92,494
  Microchip Technology Incorporated                       20,257         600,012
  MoneyGram International                                  8,367         159,977
  MPS Group, Inc.*                                        10,007          94,266
  National Instruments                                     6,508         137,970
  Newport Corporation*                                     4,186          58,018
  Plantronics Inc.                                         4,790         174,164
  Plexus Corp*                                             4,234          60,250
  Polycom Inc.*                                            9,582         142,868
  Powerwave Technologies*                                  9,734          99,481
  Reynolds & Reynolds                                      5,762         155,747
  RF Micro Devices, Inc.*                                 18,301          99,374
  RSA Security Inc.*                                       6,793          77,984
  SanDisk Corporation*                                    17,004         403,505
  Semtech Corp*                                            7,248         120,679
  Silicon Laboratories Inc.*                               4,626         121,247
  Storage Technology*                                     10,399         377,380
  Sybase Inc.*                                             9,282         170,325
  Synopsys, Inc.*                                         14,179         236,364

The accompanying notes are an integral part of the financial statements.

                                     Summit Mutual Funds, Inc. - Pinnacle Series
S&P MIDCAP 400 INDEX PORTFOLIO                           SCHEDULE OF INVESTMENTS

                                                          SHARES           VALUE
                                                   -----------------------------
INFORMATION TECHNOLOGY - 13.20% (Continued)
  Tech Data Corp.*                                         5,695   $     208,494
  Titan Corp.*                                             8,271         188,083
  Transaction Systems*                                     3,505          86,328
  TriQuint Semiconductor*                                 13,503          44,965
  UTStarcom*                                              10,187          76,301
  Vishay Intertechnology*                                 17,910         212,592
  Western Digital*                                        20,800         279,136
  Wind River Systems*                                      7,615         119,403
  Zebra Technologies*                                      7,029         307,800
                                                                   -------------
                                                                      14,607,304
                                                                   -------------
MATERIALS - 4.00%
  Airgas Inc.                                              6,840         168,743
  Albemarle Corp.                                          4,479         163,349
  Bowater Inc.                                             5,430         175,769
  Cabot Corp.                                              6,150         202,950
  Crompton Corporation                                    11,200         158,480
  Cytec Industries                                         4,205         167,359
  Ferro Corp.                                              4,089          81,208
  FMC Corp.*                                               3,600         202,104
  Glatfelter                                               3,909          48,472
  Longview Fibre                                           4,987         102,483
  Lubrizol Corp.                                           6,572         276,090
  Lyondell Chemical Co.                                   21,251         561,451
  Martin Marietta                                          4,607         318,436
  Minerals Technologies                                    2,005         123,508
  Olin Corp                                                6,925         126,312
  Packaging Corp. of America                               8,280         174,294
  Potlatch Corp.                                           2,828         147,989
  RPM International Inc.                                  11,436         208,821
  Sensient Technologies                                    4,592          94,641
  Sonoco Products                                          9,666         256,149
  Steel Dynamics                                           4,351         114,214
  The Scotts Miracle-Gro Co.*                              2,697         192,053
  Valspar Corp                                             5,025         242,657
  Worthington Industries                                   7,800         123,240
                                                                   -------------
                                                                       4,430,772
                                                                   -------------
TELECOMMUNICATIONS SERVICES - 0.49%
  Cincinnati Bell Inc.*                                   23,936         102,925
  Telephone & Data Systems                                10,628         433,728
                                                                   -------------
                                                                         536,653
                                                                   -------------
  UTILITIES - 7.15%
  AGL Resources                                            7,516         290,493
  Alliant Energy                                          11,342         319,277
  Aqua America, Inc.                                       9,097         270,545
  Aquila, Inc.*                                           23,594          85,174
  Black Hills Corp                                         3,168         116,741
  DPL Incorporated                                        12,355         339,145
  Duquesne Light Holdings, Inc.                            7,507         140,231
  Energy East                                             14,348         415,805
  Equitable Resources                                      5,960         405,280
  Great Plains Energy Inc.                                 7,267         231,745
  Hawaiian Electric Industries                             7,879         211,236
  IDACORP Inc. Holding Co.                                 4,120         126,196
  MDU Resources                                           11,548         325,307
  National Fuel Gas                                        7,633         220,670
  Northeast Utilities                                     12,549         261,772
  NSTAR                                                   10,398         320,570
  OGE Energy Corp.                                         8,781         254,122
  ONEOK Inc.                                              10,169         332,018
  Pepco Holdings, Inc.                                    18,348         439,251
  PNM Resources, Inc.                                      6,685         192,595
  Puget Energy, Inc.                                       9,748         227,908
  Questar Corp.                                            8,274         545,256
  SCANA Corp.                                             11,030         471,091
  Sierra Pacific Resources*                               11,482         142,951
  Vectren Corporation                                      7,424         213,292
  Westar Energy, Inc                                       8,385         201,492
  WGL Holdings, Inc.                                       4,755         159,958
  Wisconsin Energy                                        11,420         445,380
  WPS Resources                                            3,680         207,000
                                                                   -------------
                                                                       7,912,501
                                                                   -------------
    Total Common Stocks
      (cost $89,224,748)                                             104,959,339
                                                                   -------------

UNIT INVESTMENT TRUST - 0.27%
  S&P MidCap 400 Depositary Receipts                       2,413         302,228
                                                                   -------------

     Total Unit Investment Trust
       (cost $172,635)                                                   302,228
                                                                   -------------
SHORT-TERM INVESTMENTS(3) - 5.30%
NORTHERN TRUST DIVERSIFIED ASSETS
PORTFOLIO - 4.58%                                      5,069,230       5,069,230
                                                                   -------------

                                                                       PRINCIPAL
VALUE
                                                                  -----------------
--------------
U.S. TREASURY BILL - 0.72%
   (3.078% due 09/15/05)                                          $      800,000
$      794,937

-------------
      Total Short-Term Investments
        (cost $5,516,428)
5,864,167

-------------
TOTAL INVESTMENTS - 100.44%
   (cost $94,913,811)(1)
111,125,734

-------------
NORTHERN INSTITUTIONAL LIQUID ASSET PORTFOLIO(2) - 26.90%
29,758,168

-------------
OTHER ASSETS AND LIABILITIES - (27.34%)
(30,248,067)

-------------
TOTAL NET ASSETS - 100.00%
$ 110,635,835

=============

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS                           S&P MIDCAP 400 INDEX PORTFOLIO

*    Non-income producing

(1) For federal income tax purposes, cost is $95,531,786 and gross unrealized appreciation and depreciation of securities as of June 30, 2005 was $22,493,423 and ($6,899,475), respectively, with a net appreciation / depreciation of $15,593,948.

(2) This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $29,948,407, $29,758,168, and $1,147,886, respectively.

(3) Securities and other assets with an aggregate value of $5,437,965 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of June 30, 2005:

                                                                     Unrealized
                                                                    Appreciation/
Type                                                   Contracts   (Depreciation)
---------------------------------                      ---------   --------------
S&P MidCap 400 Index (09/05)                              14       $       9,388
S&P MidCap 400 Index Mini (09/05)                          9       $       2,061

The accompanying notes are an integral part of the financial statements.

                                     Summit Mutual Funds, Inc. - Pinnacle Series
S&P MIDCAP 400 INDEX PORTFOLIO                              FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005 (Unaudited)

ASSETS
  Investments in securities, at value                             $ 111,125,734
  Collateral for securities loaned, at fair value                    29,758,168
  Receivables:
    Shares sold                                                         122,889
    Securities sold                                                      84,231
    Interest and dividends                                               74,551
  Prepaid expenses and other                                              2,081
                                                                  -------------
                                                                    141,167,654
                                                                  -------------
LIABILITIES
  Payables:
    Investment securities purchased                                     347,756
    Shares redeemed                                                     315,791
    Payable upon return of securities loaned                         29,758,168
    Advisory fees                                                        45,316
    Administration expenses                                               6,810
    Directors' fees                                                       3,284
    Custodian fees                                                          496
    Fund accounting fees                                                  9,013
    Professional fees                                                    13,559
    Royalty fees                                                          8,139
    Variation margin                                                     16,985
    Other accrued expenses                                                6,502
                                                                  -------------
                                                                     30,531,819
                                                                  -------------
NET ASSETS*
  Paid-in capital                                                    93,641,032
  Accumulated undistributed net investment income                       426,381
  Accumulated net realized gain / (loss)
    on investments and futures contracts                                345,050
  Net unrealized appreciation / (depreciation)
    on investments and futures contracts                             16,223,372
                                                                  -------------
                                                                  $ 110,635,835
                                                                  =============

Shares authorized ($.10 par value)                                   20,000,000
Shares outstanding                                                    1,809,033
Net asset value, offering and redemption price per share          $       61.16
Investments at cost                                               $  94,913,811

*FEDERAL TAX DATA AS OF DECEMBER 31, 2004

Undistributed ordinary income                                     $     885,992
Undistributed long-term gains                                     $   1,898,240
Unrealized appreciation                                           $  13,152,971

STATEMENT OF OPERATIONS
For the period ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
  Interest                                                        $      51,421
  Dividends                                                             716,233
  Other income                                                           13,604
                                                                  -------------
                                                                        781,258
                                                                  -------------
EXPENSES
  Advisory fees                                                         152,625
  Administration expenses                                                50,875
  Custodian fees and expenses                                            11,867
  Fund accounting fees                                                   17,847
  Professional fees                                                      11,472
  Directors' fees                                                         4,739
  Transfer agent fees                                                     5,721
  Royalty fee                                                             3,044
  Other expenses                                                          9,388
                                                                  -------------
                                                                        267,578
                                                                  -------------
NET INVESTMENT INCOME / (LOSS)                                          513,680
                                                                  -------------

REALIZED AND UNREALIZED GAIN / (LOSS)
  Net realized gain / (loss) on investments and options                 889,508
  Net realized gain / (loss) on futures contracts                       102,229
                                                                  -------------
                                                                        991,737
                                                                  -------------

  Net change in unrealized appreciation /
    (depreciation) on investments and futures contracts               2,423,714
                                                                  -------------

NET REALIZED AND UNREALIZED GAIN / (LOSS)                             3,415,451
                                                                  -------------

NET INCREASE / (DECREASE) IN
NET ASSETS FROM OPERATIONS                                        $   3,929,131
                                                                  =============

TRANSACTIONS WITH AFFILIATES:

               Percent of Current
                 Net Asset Value
-----------------------------------------------
  Advisory        Administration        Expense
    Fee                Fee             Limit(1)       Waiver      Reimbursement
-------------------------------------------------------------------------------
    0.30%              0.10%            0.30%          $ --            $ --

(1) The Adviser has agreed to pay other expenses of the portfolio, other than the advisory fees, to the extent that such expenses exceed the stated percentage of their average net assets.

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
FINANCIAL STATEMENTS                              S&P MIDCAP 400 INDEX PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      For the
                                                                    Six Months
                                                                  Ended June 30,
Year Ended
                                                                    (Unaudited)
December 31,
                                                                  -----------------
--------------
                                                                       2005
2004
                                                                  -----------------
--------------
OPERATIONS
  Net investment income / (loss)                                  $     513,680
$     527,064
  Net realized gain / (loss) on investments and futures                 991,737
3,149,426
  Net change in unrealized appreciation / (depreciation)
    on investments and futures contracts                              2,423,714
8,212,941
                                                                  -------------
-------------
                                                                      3,929,131
11,889,431
                                                                  -------------
-------------
DISTRIBUTIONS TO SHAREHOLDERS*
  Net investment income                                                (557,878)
(200,651)
  Net realized gain on investments                                   (2,313,654)
--
                                                                  -------------
-------------
                                                                     (2,871,532)
(200,651)
                                                                  -------------
-------------
FUND SHARE TRANSACTIONS
  Proceeds from shares sold                                          14,502,593
55,815,686
  Reinvestment of distributions                                       2,871,532
200,651
  Payments for shares redeemed                                       (7,570,715)
(7,874,765)
                                                                  -------------
-------------
                                                                      9,803,410
48,141,572
                                                                  -------------
-------------
NET INCREASE / (DECREASE) IN NET ASSETS                              10,861,009
59,830,352
NET ASSETS
  Beginning of period                                                99,774,826
39,944,474
                                                                  -------------
-------------
  End of period                                                   $ 110,635,835
$  99,774,826
                                                                  =============
=============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                   $     426,381
$     470,579
                                                                  =============
=============

FUND SHARE TRANSACTIONS
  Sold                                                                  245,421
1,024,349
  Reinvestment of distributions                                          49,560
3,608
  Redeemed                                                             (128,115)
(144,961)
                                                                  -------------
-------------
    Net increase / (decrease) from fund share transactions              166,866
882,996
                                                                  =============
=============
TOTAL COST OF PURCHASES OF:
  Common Stocks                                                   $  10,246,096
$  58,859,625
                                                                  -------------
-------------
                                                                  $  10,246,096
$  58,859,625
                                                                  =============
=============
TOTAL PROCEEDS FROM SALES OF:
  Common Stocks                                                   $   6,511,803
$  11,122,997
                                                                  -------------
-------------
                                                                  $   6,511,803
$  11,122,997
                                                                  =============
=============
*TAX CHARACTER OF DISTRIBUTIONS PAID
  Ordinary income                                                 $     973,292
$     200,651
  Long-term capital gains                                             1,898,240
--
                                                                  -------------
-------------
                                                                  $   2,871,532
$     200,651
                                                                  =============
=============

The accompanying notes are an integral part of the financial statements.

                                     Summit Mutual Funds, Inc. - Pinnacle Series
                                                        BALANCED INDEX PORTFOLIO

Objective - Seeks investment results, with respect to 60% of its assets, that correspond to the total return performance of U.S. common stocks, as represented by the Standard & Poor's 500 Composite Stock Price Index (the "Index") and, with respect to 40% of its assets, that correspond to the total return performance of investment grade bonds, as represented by the Lehman Brothers Aggregate Bond Index.

Strategy - The Summit Pinnacle Balanced Index Portfolio (the "Portfolio") will invest approximately 60% of its net assets in a portfolio of stocks included in the Index and in futures of the Index, and approximately 40% of its net assets in a portfolio of investment grade bonds designed to track the Lehman Brothers Aggregate Bond Index.

Managers' Comments:

For the six-month period ended June 30, 2005, the Portfolio's total return was 0.11% (after waivers and reimbursements, but before the impact of any product or contract-level fees). This compares to a 0.58% total return for the hypothetical Balanced Index. The difference of 0.47% is referred to as "tracking error" and is largely attributed to the Portfolio's operating expenses. These expenses represent the Portfolio's costs for advisory, administration, accounting, custody and other services. The remaining difference can be caused by a number of factors, including the timing and size of cash flows into and out of the Portfolio; brokers' commissions or other trading costs; and holding security positions in amounts that are different than the weightings in the Index, among others. While an exact replication of the capitalization weightings of securities in the Index is not feasible, the Portfolio's objectives and strategies call for a correlation of at least 95% between the Portfolio's pre-expense total return and that of the Index. The Portfolio achieved this level of correlation for the period presented.

                              Fund Data

      Manager:                                  Team Managed
      Inception Date:                           May 3, 1999
      Total Net Assets:                         $31.04 Million
      Number of Equity Holdings:                500
      Median Cap Size:                          $10.84 Billion
      Average Price-to-book Ratio:              2.81x
      Dividend Yield:                           1.84%
      Number of Fixed Income Holdings:          36
      Average Duration:                         4.27 years
      Average Maturity                          12.5 years
      Average Credit Quality                    AA+/Aa1
      Current Yield                             4.45%

[LINE CHART]

              Comparison of Change in Value of a $10,000 Investment

Summit Balanced Index Portfolio - Average Annual Total Return

         1-Year     5-Year    Since Inception
         ------     ------    ---------------
          5.71%      0.93%         1.83%

Past performance is not predictive of future results.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Separate account expenses are not included.

                            Balanced Index Portfolio

             Summit Balanced                       Lehman Brothers
             Index Portfolio    S&P 500 Index   Aggregate Bond Index
 4/30/1999      $ 10,000          $ 10,000            $ 10,000
 5/31/1999      $  9,740          $  9,764            $  9,912
 6/30/1999      $ 10,050          $ 10,306            $  9,880
 7/31/1999      $  9,840          $  9,985            $  9,839
 8/31/1999      $  9,810          $  9,936            $  9,834
 9/30/1999      $  9,690          $  9,663            $  9,948
10/31/1999      $ 10,076          $ 10,275            $  9,985
11/30/1999      $ 10,197          $ 10,484            $  9,984
12/31/1999      $ 10,531          $ 11,101            $  9,936
 1/31/2000      $ 10,187          $ 10,544            $  9,903
 2/29/2000      $ 10,108          $ 10,344            $ 10,023
 3/31/2000      $ 10,743          $ 11,356            $ 10,155
 4/30/2000      $ 10,559          $ 11,014            $ 10,126
 5/31/2000      $ 10,418          $ 10,788            $ 10,121
 6/30/2000      $ 10,678          $ 11,054            $ 10,332
 7/31/2000      $ 10,613          $ 10,881            $ 10,426
 8/31/2000      $ 11,067          $ 11,557            $ 10,577
 9/30/2000      $ 10,743          $ 10,947            $ 10,643
10/31/2000      $ 10,743          $ 10,901            $ 10,714
11/30/2000      $ 10,299          $ 10,041            $ 10,889
12/31/2000      $ 10,397          $ 10,090            $ 11,091
 1/31/2001      $ 10,678          $ 10,449            $ 11,273
 2/28/2001      $ 10,112          $  9,497            $ 11,371
 3/31/2001      $  9,742          $  8,896            $ 11,428
 4/30/2001      $ 10,168          $  9,586            $ 11,380
 5/31/2001      $ 10,234          $  9,650            $ 11,448
 6/30/2001      $ 10,088          $  9,416            $ 11,492
 7/31/2001      $ 10,133          $  9,323            $ 11,749
 8/31/2001      $  9,793          $  8,741            $ 11,884
 9/30/2001      $  9,363          $  8,035            $ 12,023
10/31/2001      $  9,544          $  8,189            $ 12,274
11/30/2001      $  9,907          $  8,817            $ 12,105
12/31/2001      $  9,941          $  8,894            $ 12,028
 1/31/2002      $  9,884          $  8,765            $ 12,125
 2/28/2002      $  9,807          $  8,595            $ 12,243
 3/31/2002      $  9,939          $  8,919            $ 12,039
 4/30/2002      $  9,599          $  8,378            $ 12,273
 5/31/2002      $  9,581          $  8,317            $ 12,377
 6/30/2002      $  9,141          $  7,725            $ 12,484
 7/31/2002      $  8,763          $  7,123            $ 12,635
 8/31/2002      $  8,854          $  7,169            $ 12,848
 9/30/2002      $  8,319          $  6,391            $ 13,056
10/31/2002      $  8,723          $  6,953            $ 12,997
11/30/2002      $  9,060          $  7,361            $ 12,993
12/31/2002      $  8,820          $  6,929            $ 13,262
 1/31/2003      $  8,674          $  6,748            $ 13,273
 2/28/2003      $  8,641          $  6,647            $ 13,457
 3/31/2003      $  8,689          $  6,712            $ 13,446
 4/30/2003      $  9,154          $  7,264            $ 13,557
 5/31/2003      $  9,503          $  7,646            $ 13,810
 6/30/2003      $  9,553          $  7,744            $ 13,782
 7/31/2003      $  9,527          $  7,880            $ 13,319
 8/31/2003      $  9,659          $  8,034            $ 13,408
 9/30/2003      $  9,683          $  7,949            $ 13,762
10/31/2003      $  9,966          $  8,398            $ 13,634
11/30/2003      $ 10,024          $  8,472            $ 13,667
12/31/2003      $ 10,381          $  8,916            $ 13,806
 1/31/2004      $ 10,531          $  9,080            $ 13,917
 2/29/2004      $ 10,654          $  9,206            $ 14,068
 3/31/2004      $ 10,583          $  9,067            $ 14,173
 4/30/2004      $ 10,375          $  8,925            $ 13,804
 5/31/2004      $ 10,439          $  9,047            $ 13,749
 6/30/2004      $ 10,577          $  9,222            $ 13,827
 7/31/2004      $ 10,390          $  8,917            $ 13,964
 8/31/2004      $ 10,484          $  8,953            $ 14,230
 9/30/2004      $ 10,557          $  9,049            $ 14,269
10/31/2004      $ 10,679          $  9,188            $ 14,388
11/30/2004      $ 10,904          $  9,559            $ 14,274
12/31/2004      $ 11,169          $  9,884            $ 14,405
 1/31/2005      $ 11,027          $  9,643            $ 14,495
 2/28/2005      $ 11,140          $  9,845            $ 14,410
 3/31/2005      $ 10,994          $  9,671            $ 14,336
 4/30/2005      $ 10,895          $  9,487            $ 14,530
 5/31/2005      $ 11,154          $  9,789            $ 14,687
 6/30/2005      $ 11,181          $  9,803            $ 14,767

                      Top 10 Equity Holdings

                                     (% of net assets)
                                     -----------------
     General Electric                      1.94%
     Exxon Mobil Corp.                     1.92%
     Microsoft Corporation                 1.32%
     Citigroup Inc.                        1.26%
     Pfizer, Inc.                          1.08%
     Johnson & Johnson                     1.01%
     Bank of America Corp.                 0.96%
     Intel Corporation                     0.86%
     Wal-Mart Stores                       0.84%
     American International Group          0.80%

[PIE CHART]

                               Sector Allocations

U.S. Stocks                               57.6%
Treasuries & Agency Notes                 14.4%
Mortgage-Backed Securities                12.5%
Corporate Bonds                           10.5%
Short-Term, Futures, & Other               5.0%

Summit Mutual Funds, Inc. - Pinnacle Series
FINANCIAL HIGHLIGHTS                                    BALANCED INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period. Share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.

                                                     Six Months
                                                    Ended June 30,
                                                     (Unaudited)
Year Ended December 31,
                                                    -------------------------------
---------------------------------------
                                                         2005          2004
2003       2002       2001       2000
                                                    -------------------------------
---------------------------------------
Net asset value, beginning of period                 $   45.55       $  43.05    $
37.50   $  43.85   $  48.05   $  52.05
                                                     ---------       --------    --
------   --------   --------   --------
Investment Activities:
  Net investment income / (loss)                          0.53           0.95(2)
0.95       1.13       1.10       1.95
  Net realized and unrealized gains / (losses)           (0.49)          2.27
5.57      (6.01)     (3.15)     (2.65)
                                                     ---------       --------    --
------   --------   --------   --------
Total from Investment Activities                          0.04           3.22
6.52      (4.88)     (2.05)     (0.70)
                                                     ---------       --------    --
------   --------   --------   --------
DISTRIBUTIONS:
  Net investment income                                  (0.64)         (0.72)
(0.97)     (1.47)     (0.60)     (2.30)
  Net realized gains                                        --             --
--         --      (1.55)     (1.00)
                                                     ---------       --------    --
------   --------   --------   --------
Total Distributions                                      (0.64)         (0.72)
(0.97)     (1.47)     (2.15)     (3.30)
                                                     ---------       --------    --
------   --------   --------   --------
Net asset value, end of period                       $   44.95       $  45.55    $
43.05   $  37.50   $  43.85   $  48.05
                                                     =========       ========
========   ========   ========   ========
Total return                                              0.11%          7.59%
17.70%    -11.27%     -4.38%     -1.28%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets - net(1)          0.60%(3)       0.60%
0.60%      0.60%      0.60%      0.60%
Ratio of expenses to average net assets - gross           0.68%(3)       0.71%
1.01%      1.10%      0.81%      0.68%
Ratio of net investment income / (loss)
  to average net assets                                   2.25%(3)       2.23%
2.31%      2.78%      2.47%      2.95%
Portfolio turnover rate                                   2.44%(3)      21.20%
25.45%     15.34%     35.84%      9.60%
Net assets, end of period (000's)                    $  31,043       $ 33,356    $
11,667   $ 10,638   $ 13,004   $ 14,334

(1) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.

(2)   Per share amounts are based on average shares outstanding.

(3)   Annualized.

The accompanying notes are an integral part of the financial statements.

                                     Summit Mutual Funds, Inc. - Pinnacle Series
BALANCED INDEX PORTFOLIO                                 SCHEDULE OF INVESTMENTS

JUNE 30, 2005 (Unaudited)

                                                           SHARES         VALUE
                                                     --------------------------
COMMON STOCKS - 57.62%
CONSUMER DISCRETIONARY - 6.46%
  Apollo Group, Inc.*                                         302  $     23,622
  AutoNation, Inc.*                                           457         9,378
  AutoZone Inc.*                                              143        13,222
  Bed Bath & Beyond Inc.*                                     513        21,433
  Best Buy Co., Inc.                                          474        32,493
  Big Lots, Inc.*                                             197         2,608
  Black & Decker Corp.                                        136        12,220
  Brunswick Corp.                                             162         7,018
  Carnival Corp.                                              842        45,931
  Centex Corp.                                                211        14,911
  Circuit City Group                                          340         5,879
  Clear Channel Communications                                838        25,919
  Coach, Inc.*                                                640        21,485
  Comcast Corporation*                                      3,527       108,279
  Cooper Tire & Rubber                                        127         2,358
  Dana Corp.                                                  255         3,828
  Darden Restaurants                                          275         9,070
  Delphi Corporation                                          958         4,455
  Dillard Inc.                                                143         3,349
  Dollar General                                              563        11,463
  Dow Jones & Co.                                             140         4,963
  Eastman Kodak                                               490        13,157
  eBay Inc.*                                                1,930        63,709
  Family Dollar Stores                                        293         7,647
  Federated Dept. Stores                                      308        22,570
  Ford Motor                                                3,125        32,000
  Fortune Brands, Inc.                                        250        22,200
  Gannett Co.                                                 396        28,165
  Gap (The)                                                 1,172        23,147
  General Motors                                              965        32,810
  Genuine Parts                                               298        12,245
  Goodyear Tire & Rubber*                                     300         4,470
  Block H&R                                                   299        17,446
  Harley-Davidson                                             504        24,997
  Harrah's Entertainment                                      293        21,117
  Hasbro Inc.                                                 302         6,279
  Hilton Hotels                                               655        15,622
  Home Depot                                                3,505       136,345
  International Game Technology                               596        16,776
  Interpublic Group*                                          650         7,916
  Johnson Controls                                            325        18,306
  Jones Apparel Group                                         216         6,705
  KB Home                                                     160        12,197
  Knight-Ridder Inc.                                          135         8,281
  Kohl's Corp.*                                               522        29,185
  Leggett & Platt                                             328         8,718
  Limited Brands, Inc.                                        606        12,981
  Liz Claiborne, Inc.                                         190         7,554
  Lowe's Cos.                                               1,232        71,727
  Marriott International                                      317        21,626
  Mattel, Inc.                                                722        13,213
  May Department Stores                                       497        19,960
  Maytag Corp.                                                135         2,114
  McDonald's Corp.                                          2,030        56,333
  McGraw-Hill                                                 652        28,851
  Meredith Corp.                                               86         4,219
  New York Times                                              254         7,912
  Newell Rubbermaid Co.                                       469        11,181
  NIKE Inc.                                                   371        32,129
  Nordstrom                                                   238        16,177
  Office Depot*                                               534        12,197
  OfficeMax Inc.                                              124         3,691
  Omnicom Group                                               323        25,795
  Penney (J.C.)                                               482        25,344
  Pulte Homes, Inc.                                           178        14,997
  RadioShack Corp.                                            275         6,372
  Reebok International                                        103         4,308
  Sears Holdings Corporation*                                 184        27,576
  Sherwin-Williams                                            245        11,537
  Snap-On Inc.                                                100         3,430
  Staples, Inc.                                             1,275        27,183
  Starbucks Corporation*                                      677        34,974
  Starwood Hotels & Resorts                                   354        20,734
  Target Corp.                                              1,429        77,752
  Stanley Works                                               140         6,376
  Walt Disney Co.                                           3,264        82,188
  Tiffany & Co.                                               251         8,223
  Time Warner Inc.*                                         7,686       128,433
  TJX Companies Inc.                                          845        20,576
  Toys R Us, Inc.*                                            366         9,692
  Tribune Co.                                                 480        16,886
  Univision Communications*                                   459        12,645
  V.F. Corp.                                                  188        10,757
  Viacom Inc.                                               2,719        87,062
  Visteon Corp.                                               222         1,339
  Wendy's International                                       195         9,292
  Whirlpool Corp.                                             118         8,273
  Yum! Brands, Inc.                                           494        25,728
                                                                   ------------
                                                                      2,005,231
                                                                   ------------
CONSUMER STAPLES - 5.78%
  Alberto-Culver                                              156         6,759
  Albertson's                                                 628        12,986
  Altria Group, Inc.                                        3,352       216,740
  Anheuser-Busch                                            1,239        56,684
  Archer-Daniels-Midland                                    1,110        23,732
  Avon Products                                               806        30,507
  Brown-Forman Corp.                                          148         8,948
  Campbell Soup                                               519        15,970
  Clorox Co.                                                  243        13,540
  Coca Cola Co.                                             3,612       150,801
  Coca-Cola Enterprises                                       562        12,370
  Colgate-Palmolive                                           839        41,874
  ConAgra Foods, Inc.                                         903        20,913
  Costco Co.                                                  784        35,139
  CVS Corp.                                                 1,358        39,477
  General Mills                                               645        30,180
  Gillette Co.                                              1,584        80,198
  Heinz (H.J.)                                                602        21,323
  The Hershey Company                                         343        21,300
  Kellogg Co.                                                 560        24,886
  Kimberly-Clark                                              766        47,944
  Kroger Co.*                                               1,269        24,149
  McCormick & Co.                                             235         7,680
  Molson Coors Brewing Company                                 64         3,968
  Pepsi Bottling Group                                        318         9,098
  PepsiCo Inc.                                              2,674       144,209

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS                                BALANCED INDEX PORTFOLIO

                                                           SHARES         VALUE
                                                     --------------------------
CONSUMER STAPLES - 5.78% (Continued)
  Procter & Gamble                                          4,038  $    213,005
  Reynolds American Inc.                                      186        14,657
  Safeway Inc.                                                762        17,214
  Sara Lee Corp.                                            1,350        26,744
  Supervalu Inc.                                              231         7,533
  Sysco Corp.                                               1,092        39,519
  UST Inc.                                                    283        12,922
  Walgreen Co.                                              1,629        74,918
  Wal-Mart Stores                                           5,511       265,630
  Wrigley (Wm) Jr.                                            314        21,616
                                                                   ------------
                                                                      1,795,133
                                                                   ------------
ENERGY - 5.02%
  Amerada Hess                                                154        16,403
  Anadarko Petroleum                                          380        31,217
  Apache Corp.                                                555        35,853
  Baker Hughes                                                569        29,110
  BJ Services                                                 276        14,484
  Burlington Resources                                        617        34,083
  Chevron Corp.                                             3,354       187,556
  ConocoPhillips                                            2,222       127,743
  Devon Energy Corp.                                          820        41,557
  El Paso Corp.                                             1,065        12,268
  EOG Resources                                               400        22,720
  Exxon Mobil Corp.                                        10,366       595,733
  Halliburton Co.                                             752        35,961
  Kerr-McGee                                                  144        10,989
  Kinder Morgan                                               212        17,638
  Marathon Oil Corp.                                          589        31,435
  Nabors Industries Ltd.*                                     254        15,396
  National Oilwell Varco, Inc.*                               275        13,074
  Noble Corporation                                           231        14,209
  Occidental Petroleum                                        668        51,389
  Rowan Cos.                                                  181         5,378
  Schlumberger Ltd.                                           936        71,080
  Sunoco, Inc.                                                129        14,665
  Transocean Inc.*                                            548        29,576
  Unocal Corp.                                                450        29,273
  Valero Energy                                               442        34,967
  Williams Cos.                                               888        16,872
  XTO Energy Inc.                                             533        18,117
                                                                   ------------
                                                                      1,558,746
                                                                   ------------
FINANCIALS - 11.70%
  ACE Limited                                                 484        21,707
  AFLAC Inc.                                                  869        37,610
  Allstate Corp.                                            1,080        64,530
  Ambac Financial Group                                       186        12,975
  American Express                                          1,872        99,647
  American International Group                              4,262       247,622
  AmSouth Bancorporation                                      602        15,652
  Aon Corp.                                                   537        13,446
  Apartment Investment & Management                           161         6,588
  Archstone-Smith Trust                                       300        11,586
  Bank of America Corp.                                     6,560       299,202
  Bank of New York                                          1,328        38,220
  BB&T Corporation                                            895        35,773
  Bear Stearns Cos.                                           180        18,709
  Capital One Financial                                       409        32,724
  Charles Schwab                                            1,838        20,733
  Chubb Corp.                                                 324        27,738
  Cincinnati Financial                                        302        11,947
  CIT Group                                                   350        15,040
  Citigroup Inc.                                            8,480       392,030
  Comerica Inc.                                               296        17,109
  Compass Bancshares                                          190         8,550
  Countrywide Financial Corp.                                 952        36,757
  E*Trade Financial Corp.*                                    624         8,730
  Equity Office Properties                                    689        22,806
  Equity Residential                                          479        17,636
  Fannie Mae                                                1,545        90,227
  Federated Investors Inc.                                    185         5,552
  Fifth Third Bancorp                                         831        34,246
  First Horizon National                                      212         8,946
  Franklin Resources                                          317        24,403
  Federal Home Loan Mtg.                                    1,096        71,492
  Golden West Financial                                       452        29,100
  Goldman Sachs Group                                         714        72,842
  Hartford Financial Services Group                           464        34,698
  Huntington Bancshares                                       392         9,463
  Janus Capital Group                                         409         6,151
  Jefferson-Pilot                                             239        12,050
  JPMorgan Chase & Co.                                      5,730       202,384
  KeyCorp                                                     702        23,271
  Lehman Bros.                                                473        46,959
  Lincoln National                                            305        14,311
  Loews Corp.                                                 257        19,918
  M&T Bank Corp.                                              203        21,347
  Marsh & McLennan                                            894        24,764
  Marshall & Ilsley Corp.                                     380        16,891
  MBIA Inc.                                                   247        14,650
  MBNA Corp.                                                2,034        53,209
  Mellon Bank Corp.                                           725        20,800
  Merrill Lynch                                             1,480        81,415
  MetLife Inc.                                              1,169        52,535
  MGIC Investment                                             169        11,022
  Moody's Corp.                                               512        23,020
  Morgan Stanley                                            1,777        93,239
  National City Corp.                                         949        32,380
  North Fork Bancorporation                                   789        22,163
  Northern Trust Corp.                                        377        17,187
  Plum Creek Timber Co.                                       313        11,362
  PNC Bank Corp.                                              482        26,250
  Principal Financial Group                                   545        22,836
  Progressive Corp.                                           322        31,817
  ProLogis                                                    310        12,474
  Providian Financial Corp.*                                  498         8,780
  Prudential Financial                                        838        55,024
  Regions Financial Corp.                                     788        26,696
  SAFECO Corp.                                                238        12,933
  Simon Property Group, Inc.                                  355        25,734
  SLM Corporation                                             690        35,052
  Sovereign Bancorp                                           575        12,846
  St. Paul Travelers Companies                              1,139        45,025
  State Street Corp.                                          574        27,696
  SunTrust Banks                                              537        38,793
  Synovus Financial                                           521        14,937
  T. Rowe Price Group                                         217        13,584
  Torchmark Corp.                                             191         9,970

The accompanying notes are an integral part of the financial statements.

                                     Summit Mutual Funds, Inc. - Pinnacle Series
BALANCED INDEX PORTFOLIO                                 SCHEDULE OF INVESTMENTS

                                                           SHARES         VALUE
                                                     --------------------------
FINANCIALS - 11.70% (Continued)
  UnumProvident Corp.                                         506  $      9,270
  U.S. Bancorp                                              2,957        86,344
  Wachovia Corp.                                            2,526       125,290
  Washington Mutual                                         1,397        56,844
  Wells Fargo                                               2,701       166,328
  XL Capital                                                  236        17,563
  Zions Bancorp                                               153        11,250
                                                                   ------------
                                                                      3,630,400
                                                                   ------------
HEALTH CARE - 7.71%
  Abbott Labs                                               2,483       121,692
  Aetna Inc.                                                  472        39,091
  Allergan, Inc.                                              225        19,178
  AmerisourceBergen Corp.                                     192        13,277
  Amgen Inc.*                                               2,000       120,920
  Applera Corp-Applied Biosystems Group                       345         6,786
  Bard (C.R.) Inc.                                            179        11,905
  Bausch & Lomb                                                91         7,553
  Baxter International Inc.                                 1,047        38,844
  Becton, Dickinson                                           433        22,720
  BIOGEN IDEC Inc.*                                           580        19,981
  Biomet, Inc.                                                435        15,068
  Boston Scientific*                                        1,214        32,778
  Bristol-Myers Squibb                                      3,109        77,663
  Cardinal Health, Inc.                                       735        42,321
  Caremark Rx*                                                781        34,770
  Chiron Corporation*                                         233         8,129
  CIGNA Corp.                                                 242        25,901
  Lilly (Eli) & Co.                                         1,809       100,779
  Express Scripts, Inc.*                                      266        13,295
  Fisher Scientific*                                          200        12,980
  Forest Laboratories*                                        632        24,553
  Genzyme Corp.*                                              387        23,255
  Gilead Sciences, Inc.*                                      732        32,201
  Guidant Corp.                                               536        36,073
  HCA Inc.                                                    658        37,289
  Health Management Assoc.                                    416        10,891
  Hospira Inc.*                                               267        10,413
  Humana Inc.*                                                276        10,968
  IMS Health Inc.                                             402         9,958
  Johnson & Johnson                                         4,816       313,040
  King Pharmaceuticals*                                       413         4,303
  Laboratory Corp. of America Holding*                        225        11,228
  Manor Care Inc.                                             152         6,039
  McKesson Corp.                                              500        22,395
  Medco Health Solutions Inc.*                                463        24,706
  MedImmune, Inc.*                                            425        11,356
  Medtronic Inc.                                            1,930        99,955
  Merck & Co.                                               3,523       108,508
  Millipore Corp.*                                             85         4,822
  Mylan Laboratories                                          459         8,831
  PerkinElmer                                                 212         4,007
  Pfizer, Inc.                                             12,123       334,352
  Quest Diagnostics                                           354        18,858
  Schering-Plough                                           2,514        47,917
  St Jude Medical*                                            602        26,253
  Stryker Corp.                                               594        28,251
  Tenet Healthcare Corp.*                                     796         9,743
  Thermo Electron*                                            283         7,604
  United Health Group Inc.                                  2,104       109,703
  Waters Corporation*                                         205         7,620
  Watson Pharmaceuticals*                                     186         5,498
  WellPoint Inc.*                                           1,006        70,058
  Wyeth                                                     2,136        95,052
  Zimmer Holdings*                                            417        31,763
                                                                   ------------
                                                                      2,393,094
                                                                   ------------
INDUSTRIALS - 6.48%
  3M Company                                                1,235        89,291
  Allied Waste Industries*                                    408         3,235
  American Power Conversion Corporation                       342         8,068
  American Standard                                           288        12,073
  Avery Dennison Corp.                                        189        10,009
  Boeing Company                                            1,330        87,780
  Burlington Northern Santa Fe                                633        29,802
  Caterpillar Inc.                                            584        55,661
  Cendant Corporation                                       1,742        38,969
  Cintas Corporation                                          293        11,310
  Cooper Industries                                           158        10,096
  CSX Corp.                                                   367        15,656
  Cummins Inc.                                                 74         5,521
  Danaher Corp.                                               446        23,344
  Deere & Co.                                                 426        27,899
  Delta Air Lines*                                            214           805
  Donnelley (R.R.) & Sons                                     371        12,803
  Dover Corp.                                                 347        12,624
  Eaton Corp.                                                 258        15,454
  Emerson Electric                                            671        42,025
  Equifax Inc.                                                234         8,356
  FedEx Corporation                                           511        41,396
  Fluor Corp.                                                 142         8,178
  General Dynamics                                            340        37,244
  General Electric                                         17,406       603,118
  Goodrich Corporation                                        201         8,233
  Grainger (W.W.) Inc.                                        155         8,492
  Honeywell International Inc.                              1,357        49,707
  Illinois Tool Works                                         439        34,980
  Ingersoll-Rand Co. Ltd.                                     296        21,120
  ITT Industries, Inc.                                        159        15,523
  L-3 Communications Holdings                                 175        13,402
  Lockheed Martin Corp.                                       641        41,582
  Masco Corp.                                                 748        23,756
  Monster Worldwide*                                          200         5,735
  Navistar International Corp.*                               120         3,840
  Norfolk Southern Corp.                                      670        20,743
  Northrop Grumman Corp.                                      584        32,266
  PACCAR Inc.                                                 300        20,400
  Pall Corp.                                                  214         6,497
  Parker-Hannifin                                             205        12,712
  Pitney-Bowes                                                395        17,202
  Raytheon Co.                                                734        28,714
  Robert Half International                                   293         7,315
  Rockwell Collins                                            303        14,447
  Rockwell Automation, Inc.                                   318        15,490
  Ryder System                                                112         4,099
  Southwest Airlines                                        1,350        18,806
  Textron Inc.                                                235        17,825
  Tyco International                                        3,205        93,586
  Union Pacific                                               443        28,706
  United Parcel Service                                     1,784       123,381

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS                                 BALANCED INDEX PORTFOLIO

                                                           SHARES         VALUE
                                                     --------------------------
INDUSTRIALS - 6.48% (Continued)
  United Technologies                                       1,634  $     83,906
  Waste Management Inc.                                       991        28,085
                                                                   ------------
                                                                      2,011,267
                                                                   ------------
INFORMATION TECHNOLOGY - 8.94%
  ADC Telecommunications*                                     197         4,289
  Adobe Systems Incorporated                                  816        23,354
  Advanced Micro Devices*                                     605        10,491
  Affiliated Computer*                                        233        11,906
  Agilent Technologies*                                       822        18,922
  Altera Corporation*                                         640        12,685
  Analog Devices                                              642        23,954
  Andrew Corp.*                                               174         2,220
  Apple Computer, Inc.*                                     1,298        47,779
  Applied Materials, Inc.                                   2,662        43,071
  Applied Micro Circuits*                                     532         1,363
  Autodesk, Inc.                                              388        13,336
  Automatic Data Processing Inc.                              928        38,948
  Avaya Inc.*                                                 685         5,699
  BMC Software*                                               381         6,839
  Broadcom Corporation*                                       497        17,648
  Ciena Corp.*                                                695         1,453
  Cisco Systems, Inc.*                                     10,310       197,024
  Citrix Systems, Inc.*                                       291         6,303
  Computer Associates International                           850        23,358
  Computer Sciences Corp.*                                    321        14,028
  Compuware Corp.*                                            661         4,753
  Comverse Technology, Inc.*                                  334         7,899
  Convergys Corp.*                                            245         3,484
  Corning Inc.*                                             2,317        38,509
  Dell Inc.*                                                3,925       155,077
  Electronic Arts Inc.*                                       517        29,267
  Electronic Data Systems                                     828        15,939
  EMC Corp.*                                                3,839        52,633
  First Data                                                1,279        51,339
  Fiserv, Inc.*                                               333        14,302
  Freescale Semiconductor Inc.*                               666        14,106
  Gateway Inc.*                                               636         2,099
  Hewlett-Packard                                           4,617       108,546
  Intel Corporation                                        10,039       261,616
  International Business Machines                           2,651       196,704
  Intuit Inc.*                                                328        14,796
  Jabil Circuit*                                              343        10,540
  JDS Uniphase Corporation*                                 2,459         3,738
  KLA-Tencor Corporation                                      336        14,683
  Lexmark International Inc*                                  222        14,392
  Linear Technology Corporation                               529        19,409
  LSI Logic*                                                  654         5,552
  Lucent Technologies*                                      7,334        21,342
  Maxim Integrated Products, Inc.                             550        21,016
  Mercury Interactive Corporation*                            158         6,061
  Micron Technology*                                        1,043        10,649
  Microsoft Corporation                                    16,437       408,295
  Molex Incorporated                                          324         8,437
  Motorola Inc.                                             4,003        73,095
  National Semiconductor                                      613        13,504
  NCR Corp.*                                                  324        11,379
  Network Appliance, Inc.*                                    594        16,792
  Newport Corporation*                                      4,600        74,428
  Novell Inc.*                                                661         4,098
  Novellus Systems, Inc.*                                     253         6,252
  NVIDIA Corp.*                                               284         7,588
  Oracle Corporation*                                       7,177        94,736
  Parametric Technology*                                      458         2,922
  Paychex, Inc.                                               645        20,988
  PMC-Sierra Inc.*                                            302         2,818
  QLogic Corporation*                                         160         4,939
  QUALCOMM Inc.                                             2,626        86,684
  Sabre Holding Corp.                                         238         4,748
  Sanmina-SCI Corporation*                                    891         4,874
  Scientific-Atlanta                                          262         8,717
  Siebel Systems, Inc.                                        858         7,636
  Solectron*                                                1,638         6,208
  Sun Microsystems, Inc.*                                   5,677        21,175
  SunGard Data Systems*                                       496        17,444
  Symantec Corporation*                                     1,066        23,175
  Symbol Technologies                                         401         3,958
  Tektronix Inc.                                              145         3,374
  Tellabs, Inc.*                                              710         6,177
  Teradyne Inc.*                                              332         3,974
  Texas Instruments                                         2,746        77,080
  Unisys Corp.*                                               569         3,602
  VERITAS Software Corporation*                               738        18,007
  Xerox Corp.*                                              1,365        18,823
  Xilinx, Inc.                                                593        15,122
  Yahoo! Inc.*                                              2,077        71,968
                                                                   ------------
                                                                      2,776,138
                                                                   ------------
MATERIALS - 1.74%
  Air Products & Chemicals                                    388        23,396
  Alcoa Inc                                                 1,484        38,777
  Allegheny Technologies Inc                                  159         3,508
  Ashland Inc.                                                121         8,696
  Ball Corp.                                                  194         6,976
  Bemis Company                                               183         4,857
  Dow Chemical                                              1,519        67,641
  Du Pont (E.I.)                                            1,587        68,257
  Eastman Chemical                                            133         7,335
  Ecolab Inc.                                                 439        14,206
  Engelhard Corp.                                             213         6,081
  Freeport-McMoran Copper & Gold                              303        11,344
  Georgia-Pacific Group                                       436        13,865
  Great Lakes Chemical                                         87         2,738
  Hercules, Inc.*                                             188         2,660
  International Paper                                         829        25,044
  International Flavors & Fragrances                          162         5,868
  Louisiana Pacific                                           186         4,572
  MeadWestvaco Corporation                                    344         9,646
  Monsanto Co.                                                454        28,543
  Newmont Mining Corp.                                        757        29,546
  Nucor Corp.                                                 270        12,316
  Pactiv Corp.*                                               262         5,654
  Phelps Dodge                                                160        14,800
  PPG Industries                                              293        18,389
  Praxair, Inc.                                               555        25,863
  Rohm & Haas                                                 313        14,504
  Sealed Air Corp.*                                           144         7,170
  Sigma-Aldrich Corporation                                   118         6,613
  Temple-Inland                                               190         7,059
  United States Steel Corp.                                   190         6,530

The accompanying notes are an integral part of the financial statements.

                                     Summit Mutual Funds, Inc. - Pinnacle Series
BALANCED INDEX PORTFOLIO                                 SCHEDULE OF INVESTMENTS

                                                           SHARES         VALUE
                                                     --------------------------
MATERIALS - 1.74% (Continued)
  Vulcan Materials                                            175  $     11,373
  Weyerhaeuser Corp.                                          412        26,224
                                                                   ------------
                                                                        540,051
                                                                   ------------
TELECOMMUNICATIONS SERVICES - 1.81%
  ALLTEL Corp.                                                527        32,822
  AT&T Corp.                                                1,355        25,799
  BellSouth                                                 2,923        77,663
  Century Telephone                                           238         8,242
  Citizens Communications                                     491         6,599
  Nextel Communications, Inc.*                              1,892        61,131
  Qwest Communications International*                       3,053        11,327
  SBC Communications Inc.                                   5,265       125,044
  Sprint Corp. FON                                          2,436        61,119
  Verizon Communications                                    4,419       152,676
                                                                   ------------
                                                                        562,422
                                                                   ------------
UTILITIES - 1.98%
  AES Corp.*                                                1,088        17,821
  Allegheny Energy*                                           217         5,472
  Ameren Corporation                                          296        16,369
  American Electric Power                                     676        24,924
  Calpine Corp.*                                              713         2,424
  CenterPoint Energy                                          525         6,935
  CINergy Corp.                                               308        13,805
  CMS Energy*                                                 260         3,916
  Consolidated Edison                                         411        19,251
  Constellation Energy Group                                  288        16,615
  Dominion Resources                                          513        37,649
  DTE Energy Co.                                              296        13,844
  Duke Energy                                               1,561        46,409
  Dynegy Inc.*                                                647         3,144
  Edison International                                        557        22,586
  Entergy Corp.                                               334        25,234
  Exelon Corp.                                              1,059        54,358
  FirstEnergy Corp.                                           563        27,086
  FPL Group                                                   632        26,582
  Keyspan Energy                                              274        11,152
  NICOR Inc.                                                   76         3,129
  NiSource Inc.                                               447        11,054
  Peoples Energy Corp                                          65         2,825
  PG&E Corp.                                                  574        21,548
  Pinnacle West Capital                                       157         6,979
  PPL Corp.                                                   304        18,052
  Progress Energy, Inc.                                       421        19,046
  Public Serv. Enterprise Inc.                                404        24,571
  Sempra Energy                                               393        16,235
  Southern Co.                                              1,259        43,650
  TECO Energy                                                 300         5,673
  TXU Corp.                                                   382        31,740
  Xcel Energy Inc                                             682        13,313
                                                                   ------------
                                                                        613,391
                                                                   ------------
    Total Common Stocks
      (cost $16,893,115)                                             17,885,873
                                                                   ------------
UNIT INVESTMENT TRUST - 0.70%
  S&P 500 Depositary Receipts                               2,100       217,098
                                                                   ------------
    Total Unit Investment Trust
      (cost $216,120)                                                   217,098
                                                                   ------------

                                                        PRINCIPAL         VALUE
                                                     --------------------------
U.S. TREASURY OBLIGATIONS - 8.84%
U.S. TREASURY NOTES - 8.84%
  7.000% due 07/15/06                                $    250,000  $    258,662
  6.125% due 08/15/07                                     100,000       105,023
  5.500% due 02/15/08                                     200,000       209,258
  4.750% due 11/15/08                                     200,000       206,625
  3.375% due 12/15/08                                      84,000        83,157
  6.000% due 08/15/09                                      50,000        54,326
  5.750% due 08/15/10                                     180,000       196,727
  4.375% due 08/15/12                                     100,000       103,711
  3.625% due 05/15/13                                     234,000       231,020
  6.250% due 08/15/23                                     250,000       311,553
  6.125% due 11/15/27                                     400,000       505,156
  5.250% due 11/15/28                                     200,000       228,430
  6.125% due 08/15/29                                     195,000       248,983
                                                                   ------------
    Total U.S. Treasury Obligations
      (cost $2,612,324)                                               2,742,631
                                                                   ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.60%
FEDERAL HOME LOAN MORTGAGE FEDERAL
HOME LOAN MORTGAGE CORPORATION - 5.60%
  3.500% due 09/15/07                                   1,750,000     1,739,253
                                                                   ------------
    Total U.S. Government Agency
      Obligations (cost $1,785,411)                                   1,739,253
                                                                   ------------
MORTGAGE-BACKED SECURITIES - 12.52%
  FNCL (7.000% due 07/01/29)                              540,351       570,283
  FNCL (6.500% due 08/01/32)                              147,077       152,466
  FNCL (6.000% due 08/01/33)                              381,017       390,772
  FNCL (5.500% due 07/01/33)                              361,697       366,977
  FNCL (5.500% due 11/01/33)                              617,588       626,603
  FGCI (5.000% due 05/01/18)                              783,217       792,639
  FGCI (4.500% due 09/01/18)                              161,922       161,320
  G2SF (5.500% due 07/20/34)                              808,439       824,635
                                                                   ------------
    Total Mortgage-Backed Securities
      (cost $3,915,513)                                               3,885,695
                                                                   ------------
CORPORATE BONDS - 10.45%
AEROSPACE & DEFENSE - 0.81%
  United Technologies Corp. (4.375% due 05/01/10)         250,000       252,312
                                                                   ------------
BANK,BANK HOLDING COMPANIES &
OTHER BANK SERVICES - 1.64%
  Key Bank (5.000% due 07/17/07)                          315,000       320,142
  UPC (4.375% due 12/01/10)                               190,000       189,539
                                                                   ------------
                                                                        509,681
                                                                   ------------

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS                                BALANCED INDEX PORTFOLIO

                                                        PRINCIPAL         VALUE
                                                     --------------------------
CAPITAL GOODS - 1.43%
  Burlington Resources (6.500% due 12/01/11)         $    150,000  $    166,072
  Honeywell International (7.500% due 03/01/10)           125,000       142,430
  Masco Corp. (5.875% due 07/15/12)                       125,000       134,131
                                                                   ------------
                                                                        442,633
                                                                   ------------
CONSUMER CYCLICALS - 1.75%
  Amgen (6.500% due 12/01/07)                             150,000       158,075
  Ford Motor Credit Corp. (6.375% due 02/01/29)           500,000       385,511
                                                                   ------------
                                                                        543,586
                                                                   ------------
CONSUMER NON-DURABLE - 0.76%
  Campbell Soup Co. (5.875% due 10/01/08)                 225,000       236,479
                                                                   ------------
ENERGY - 0.47%
  Colonial Pipeline Co. (7.750% due 11/01/10) (2)         125,000       144,728
                                                                   ------------

MANUFACTURING - 2.58%
  Champion International Corp.(7.200% due 11/01/26)       450,000       525,206
  Weyerhauser Co. (6.750% due 03/15/12)                   250,000       275,060
                                                                   ------------
                                                                        800,266
                                                                   ------------
TELECOMMUNICATION - 1.02%
  Public Services Inc. (6.625% due 02/15/11)              150,000       166,466
  TIAA Global Market (4.125% due 11/15/07)(2)             150,000       149,943
                                                                   ------------
                                                                        316,409
                                                                   ------------
    Total Corporate Bonds (cost $3,265,899)                           3,246,094
                                                                   ------------

                                                           SHARES         VALUE
                                                     --------------------------
SHORT-TERM INVESTMENTS(4) - 3.91%
NORTHERN TRUST DIVERSIFIED
ASSETS PORTFOLIO - 1.99%                                  617,109  $    617,109
                                                                   ------------

                                                        PRINCIPAL         VALUE
                                                     --------------------------
U.S. TREASURY BILL - 1.92%
  (3.078% due 09/15/05)                              $    600,000  $    596,202
                                                                   ------------
    Total Short-Term Investments
      (cost $1,213,372)                                               1,213,311
                                                                   ------------
TOTAL INVESTMENTS - 99.64%
  (cost $29,901,754)(1)                                              30,929,955
                                                                   ------------
NORTHERN INSTITUTIONAL LIQUID
ASSET PORTFOLIO(3) - 11.82%                                           3,669,524
                                                                   ------------
OTHER ASSETS AND LIABILITIES - (11.46%)                              (3,556,425)
                                                                   ------------
TOTAL NET ASSETS - 100.00%                                         $ 31,043,054
                                                                   ============

*     Non-income producing

(1) For federal income tax purposes, cost is $29,939,314 and gross unrealized appreciation and depreciation of securities as of June 30, 2005 was $2,872,817 and ($1,882,176), respectively, with a net appreciation /depreciation of $990,641.

(2) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3) This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $5,119,841, $3,669,524, and $1,544,233, respectively.

(4) Securities and other assets with an aggregate value of $1,195,500 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of June 30, 2005:

                                                                  Unrealized
                                                                 Appreciation/
Type                                                Contracts   (Depreciation)
-------------------------------------------------------------------------------
S&P 500 Index (09/05)                                   4          $ (10,632)

The accompanying notes are an integral part of the financial statements.

                                     Summit Mutual Funds, Inc. - Pinnacle Series
BALANCED INDEX PORTFOLIO                                    FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005 (Unaudited)

ASSETS
  Investments in securities, at value                              $ 30,929,955
  Collateral for securities loaned, at fair value                     3,669,524
  Receivables:
    Shares sold                                                          10,696
    Interest and dividends                                              148,788
  Prepaid expenses and other                                                698
                                                                   ------------
                                                                     34,759,661
                                                                   ------------
LIABILITIES
  Payables:
    Shares redeemed                                                       1,014
    Payable upon return of securities loaned                          3,669,524
    Advisory fees                                                         5,876
    Administration expenses                                               1,758
    Directors' fees                                                       1,193
    Custodian fees                                                          625
    Fund accounting fees                                                 10,975
    Professional fees                                                    10,343
    Royalty fees                                                          3,457
    Variation margin                                                      7,400
    Other accrued expenses                                                4,442
                                                                   ------------
                                                                      3,716,607
                                                                   ------------
NET ASSETS*
  Paid-in capital                                                    31,130,065
  Accumulated undistributed net
    investment income                                                    95,223
  Accumulated net realized gain / (loss)
    on investments and futures contracts                             (1,199,803)
  Net unrealized appreciation / (depreciation)
    on investments and futures contracts                              1,017,569
                                                                   ------------
                                                                   $ 31,043,054
                                                                   ============

Shares authorized ($.10 par value)                                   20,000,000
Shares outstanding                                                      690,611
Net asset value, offering and redemption
  price per share                                                  $      44.95
Investments at cost                                                $ 29,901,754

* FEDERAL TAX DATA AS OF DECEMBER 31, 2004

  Undistributed ordinary income                                    $    183,382
  Unrealized appreciation                                          $  1,146,687

Capital Loss Carryforward Expiring December 31:
-------------------------------------------------------------------------------
      2009                  2010                2011                2012
------------------    ----------------    ----------------    -----------------
$      --             $   (350,093)       $      --           $   (629,782)

STATEMENT OF OPERATIONS
For the period ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
  Interest                                                         $    273,641
  Dividends                                                             166,215
  Other income                                                            3,294
                                                                   ------------
                                                                        443,150
                                                                   ------------
EXPENSES
  Advisory fees                                                          46,609
  Administration expenses                                                15,536
  Custodian fees and expenses                                             3,238
  Fund accounting fees                                                   21,259
  Professional fees                                                       8,382
  Directors' fees                                                         1,716
  Transfer agent fees                                                     4,647
  Royalty fee                                                             1,165
  Other expenses                                                          3,336
                                                                   ------------
                                                                        105,888
  Reimbursements and waivers                                            (12,669)
                                                                   ------------
                                                                         93,219
                                                                   ------------
NET INVESTMENT INCOME / (LOSS)                                          349,931
                                                                   ------------

REALIZED AND UNREALIZED GAIN / (LOSS)
  Net realized gain / (loss) on investments
    and options                                                        (179,022)
  Net realized gain / (loss) on futures contracts                        12,038
                                                                   ------------
                                                                       (166,984)
                                                                   ------------
  Net change in unrealized appreciation /
    (depreciation) on investments and
      futures contracts                                                (174,978)
                                                                   ------------
NET REALIZED AND UNREALIZED
  GAIN / (LOSS)                                                        (341,962)
                                                                   ------------
NET INCREASE / (DECREASE) IN
  NET ASSETS FROM OPERATIONS                                       $      7,969
                                                                   ============

TRANSACTIONS WITH AFFILIATES:

               Percent of Current
                Net Asset Value
----------------------------------------------
 Advisory        Administration       Expense
   Fee                Fee             Limit(1)        Waiver      Reimbursement
-----------      --------------      ----------     ---------     --------------
  0.30%               0.10%             0.30%       $   --         $  12,669

(1) The Adviser has agreed to pay other expenses of the portfolio, other than the advisory fees, to the extent that such expenses exceed the stated percentage of their average net assets.

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
FINANCIAL STATEMENTS                                    BALANCED INDEX PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  For the
                                                                Six Months
                                                              Ended June 30,
Year Ended
                                                                (Unaudited)
December 31,
                                                              ---------------------
--------
OPERATIONS
  Net investment income / (loss)                              $      349,931   $
679,336
  Net realized gain / (loss) on investments and futures             (166,984)
(605,884)
  Net change in unrealized appreciation / (depreciation)
    on investments                                                  (174,978)
1,833,724
                                                              --------------   ----
--------
                                                                       7,969
1,907,176
                                                              --------------   ----
--------

DISTRIBUTIONS TO SHAREHOLDERS*
  Net investment income                                             (445,175)
(554,898)
                                                              --------------   ----
--------
                                                                    (445,175)
(554,898)
                                                              --------------   ----
--------
FUND SHARE TRANSACTIONS                                            1,188,797
26,260,814
Proceeds from shares sold                                            445,175
554,898
Reinvestment of distributions                                     (3,510,195)
(6,478,995)
                                                              --------------   ----
--------

Payments for shares redeemed                                      (1,876,223)
20,336,717
                                                              --------------   ----
--------

NET INCREASE / (DECREASE) IN NET ASSETS                           (2,313,429)
21,688,995
NET ASSETS
Beginning of period                                               33,356,483
11,667,488
                                                              --------------   ----
--------
End of period                                                 $   31,043,054   $
33,356,483
                                                              ==============
============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME               $       95,223   $
183,382
                                                              ==============
============

FUND SHARE TRANSACTIONS
  Sold                                                                26,584
596,795
  Reinvestment of distributions                                       10,024
12,889
  Redeemed                                                           (78,276)
(148,409)
                                                              --------------   ----
--------
    Net increase / (decrease) from fund share transactions           (41,668)
461,275
                                                              ==============
============

TOTAL COST OF PURCHASES OF:
  Common Stocks                                               $      114,067   $
14,613,197
  U.S. Government Securities                                               -
8,744,492
  Corporate Bonds                                                    248,913
2,295,705
                                                              --------------   ----
--------
                                                              $      362,980   $
25,653,394
                                                              ==============
============

TOTAL PROCEEDS FROM SALES OF:
  Common Stocks                                               $    1,189,346   $
3,160,132
  U.S. Government Securities                                         667,021
2,563,036
  Corporate Bonds                                                     14,931
316,554
                                                              --------------   ----
--------
                                                              $    1,871,298   $
6,039,722
                                                              ==============
============

*TAX CHARACTER OF DISTRIBUTIONS PAID
  Ordinary income                                             $      445,175   $
554,898
                                                              --------------   ----
--------
                                                              $      445,175   $
554,898
                                                              ==============
============

The accompanying notes are an integral part of the financial statements.

                                     Summit Mutual Funds, Inc. - Pinnacle Series
                                                      NASDAQ-100 INDEX PORTFOLIO

Objective - Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq-100 Index (the "Index").

Strategy - The Summit Pinnacle Nasdaq-100 Index Portfolio (the "Portfolio") will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the Index.

Managers' Comments:

For the six-month period ended June 30, 2005, the Portfolio's total return was -7.96% (after waivers and reimbursements, but before the impact of any product or contract-level fees). This compares to a -7.69% total return for the Index. The difference of 0.27% is referred to as "tracking error" and is largely attributed to the Portfolio's operating expenses. These expenses represent the Portfolio's costs for advisory, administration, accounting, custody and other services. The remaining difference can be caused by a number of factors, including the timing and size of cash flows into and out of the Portfolio; brokers' commissions or other trading costs; and holding security positions in amounts that are different than the weightings in the Index, among others. While an exact replication of the capitalization weightings of securities in the Index is not feasible, the Portfolio's objectives and strategies call for a correlation of at least 95% between the Portfolio's pre-expense total return and that of the Index. The Portfolio achieved this level of correlation for the period presented.

                        Fund Data

      Manager:                          Team Managed
      Inception Date:                   April 27, 2000
      Total Net Assets:                 $25.31 Million
      Number of Equity Holdings:        100
      Median Cap Size:                  $7.78 Billion
      Average Price-to-book Ratio:      3.89x
      Dividend Yield:                   0.38%

              Comparison of Change in Value of $10,000 Investment

Summit Nasdaq-100 Index Portfolio - Total Return

         1-Year    3-Year     Since Inception
         ------    -------    ---------------
         -1.67%    12.38%         -15.43%

Past performance is not predictive of future results.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Separate account expenses are not included.

[LINE CHART]

               Summit Nashdaq 100
                Index Portfolio    Nashdaq 100 Index
 3/31/2000           $10,000            $10,000
 4/30/2000           $10,760            $10,763
 5/31/2000           $ 9,470            $ 9,482
 6/30/2000           $10,730            $10,737
 7/31/2000           $10,300            $10,296
 8/31/2000           $11,630            $11,633
 9/30/2000           $10,170            $10,187
10/31/2000           $ 9,360            $ 9,365
11/30/2000           $ 7,150            $ 7,152
12/31/2000           $ 6,670            $ 6,681
 1/31/2001           $ 7,380            $ 7,399
 2/28/2001           $ 5,420            $ 5,446
 3/31/2001           $ 4,470            $ 4,490
 4/30/2001           $ 5,270            $ 5,295
 5/31/2001           $ 5,110            $ 5,137
 6/30/2001           $ 5,190            $ 5,224
 7/31/2001           $ 4,770            $ 4,806
 8/31/2001           $ 4,160            $ 4,195
 9/30/2001           $ 3,310            $ 3,335
10/31/2001           $ 3,860            $ 3,896
11/30/2001           $ 4,520            $ 4,557
12/31/2001           $ 4,460            $ 4,503
 1/31/2002           $ 4,380            $ 4,426
 2/28/2002           $ 3,836            $ 3,881
 3/31/2002           $ 4,096            $ 4,149
 4/30/2002           $ 3,600            $ 3,647
 5/31/2002           $ 3,406            $ 3,451
 6/30/2002           $ 2,958            $ 3,003
 7/31/2002           $ 2,718            $ 2,748
 8/31/2002           $ 2,662            $ 2,692
 9/30/2002           $ 2,350            $ 2,378
10/31/2002           $ 2,794            $ 2,827
11/30/2002           $ 3,162            $ 3,189
12/31/2002           $ 2,788            $ 2,813
 1/31/2003           $ 2,786            $ 2,809
 2/28/2003           $ 2,864            $ 2,887
 3/31/2003           $ 2,888            $ 2,913
 4/30/2003           $ 3,136            $ 3,163
 5/31/2003           $ 3,394            $ 3,426
 6/30/2003           $ 3,404            $ 3,437
 7/31/2003           $ 3,614            $ 3,653
 8/31/2003           $ 3,794            $ 3,837
 9/30/2003           $ 3,686            $ 3,730
10/31/2003           $ 4,004            $ 4,055
11/30/2003           $ 4,026            $ 4,079
12/31/2003           $ 4,144            $ 4,204
 1/31/2004           $ 4,214            $ 4,277
 2/29/2004           $ 4,148            $ 4,213
 3/31/2004           $ 4,056            $ 4,122
 4/30/2004           $ 3,950            $ 4,016
 5/31/2004           $ 4,132            $ 4,203
 6/30/2004           $ 4,270            $ 4,348
 7/31/2004           $ 3,942            $ 4,015
 8/31/2004           $ 3,856            $ 3,927
 9/30/2004           $ 3,978            $ 4,053
10/31/2004           $ 4,184            $ 4,266
11/30/2004           $ 4,424            $ 4,512
12/31/2004           $ 4,562            $ 4,656
 1/31/2005           $ 4,276            $ 4,365
 2/28/2005           $ 4,253            $ 4,344
 3/31/2005           $ 4,171            $ 4,263
 4/30/2005           $ 3,996            $ 4,086
 5/31/2005           $ 4,338            $ 4,439
 6/30/2005           $ 4,199            $ 4,298

                             Top 10 Equity Holdings

                                        (% of net assets)
                                        -----------------
      Microsoft Corporation                   6.78%
      QUALCOMM Inc.                           4.79%
      Intel Corporation                       4.16%
      Nextel Communications, Inc.             3.35%
      Cisco Systems, Inc.                     3.22%
      Apple Computer, Inc.                    3.08%
      Dell Inc.                               2.61%
      Amgen Inc.                              2.56%
      eBay Inc.                               2.41%
      Comcast Corporation                     2.17%

[PIE CHART]

                               Sector Allocations

Communications                                 27%
Consumer Cyclical                            10.3%
Consumer Non-Cyclical                        14.3%
Industrial                                    2.4%
Technology                                   37.4%
Short-Term, Futures, & Other                  8.6%

"Nasdaq" and related marks are trademarks or service marks of The Nasdaq Stock Market, Inc. and have been licensed for use for certain purposes by Summit Mutual Funds, Inc. and the Nasdaq-100 Index Portfolio. Nasdaq makes no warranty, express or implied, and bears no liability with respect to Summit Mutual Funds, its use, or any data included therein.

Summit Mutual Funds, Inc. - Pinnacle Series
FINANCIAL HIGHLIGHTS                                  NASDAQ-100 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period. Share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.

                                             Six Months
Period From
                                           Ended June 30,
April 27, 2000(1)
                                            (Unaudited)                 Year Ended
December 31,            to December 31,
                                           ----------------------------------------
---------------------------------------
                                               2005             2004       2003
2002      2001            2000
                                           ----------------------------------------
---------------------------------------
Net asset value, beginning of period         $  22.81         $  20.72   $  13.94
$ 22.30   $  33.35        $ 50.00
                                             --------         --------   --------
-------   --------        -------
Investment Activities:
  Net investment income / (loss)                (0.01)            0.12      (0.04)
(0.07)        --          (0.05)
  Net realized and unrealized gains /
    (losses)                                    (1.81)            1.97       6.82
(8.29)    (11.05)        (16.60)
                                             --------         --------   --------
-------   --------        -------
Total from Investment Activities                (1.82)            2.09       6.78
(8.36)    (11.05)        (16.65)
                                             --------         --------   --------
-------   --------        -------
DISTRIBUTIONS:
  Net investment income                         (0.12)              --         --
--         --             --
                                             --------         --------   --------
-------   --------        -------
Total Distributions                             (0.12)              --         --
--         --             --
                                             --------         --------   --------
-------   --------        -------
Net asset value, end of period               $  20.87         $  22.81   $  20.72
$ 13.94   $  22.30        $ 33.35
                                             ========         ========   ========
=======   ========        =======
Total return                                    -7.96%           10.09%     48.64%
-37.49%    -33.13%        -33.30%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net
  assets - net (2)                               0.65%(3)         0.65%      0.65%
0.65%      0.65%          0.64%(3)
Ratio of expenses to average net
  assets - gross                                 0.77%(3)         0.79%      0.91%
1.11%      0.97%          0.88%(3)
Ratio of net investment income / (loss)
  to average net assets                         -0.07%(3)         0.61%     -0.31%
-0.43%     -0.21%         -0.17%(3)
Portfolio turnover rate                          3.50%(3)         4.19%      3.97%
11.79%      5.49%         14.69%(3)
Net assets, end of period (000's)            $ 25,305         $ 27,607   $ 23,350
$ 9,583   $ 14,560        $ 8,577

(1)   Commencement of operations.

(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.

(3)   Annualized.

The accompanying notes are an integral part of the financial statements.

                                     Summit Mutual Funds, Inc. - Pinnacle Series
NASDAQ-100 INDEX PORTFOLIO                               SCHEDULE OF INVESTMENTS

JUNE 30, 2005 (Unaudited)

                                                           SHARES         VALUE
                                                     --------------------------
COMMON STOCKS - 91.82%
BASIC INDUSTRIES - 0.46%
  Sigma-Aldrich Corporation                                 1,254  $     70,275
  Smurfit-Stone Container Corporation*                      4,567        46,446
                                                                   ------------
                                                                        116,721
                                                                   ------------
COMMUNICATIONS - 26.98%
  Amazon.com, Inc.*                                         5,002       165,466
  Check Point Software Technologies Ltd.*                   4,588        90,842
  Cisco Systems, Inc.*                                     42,645       814,946
  Comcast Corporation*                                     17,891       549,254
  Comverse Technology, Inc.*                                3,761        88,948
  eBay Inc.*                                               18,470       609,695
  EchoStar Communications Corporation                       4,360       131,454
  IAC/InterActiveCorp*                                     12,704       305,531
  JDS Uniphase Corporation*                                30,679        46,632
  Juniper Networks, Inc.*                                   6,770       170,469
  Lamar Advertising Company*                                1,569        67,106
  Level 3 Communications, Inc.*                            12,594        25,566
  Liberty Global, Inc.*                                     3,290       153,544
  LM Ericsson Telephone Company*                            2,400        76,680
  MCI, Inc.                                                 6,500       167,115
  Nextel Communications, Inc.*                             26,212       846,910
  NTL Incorporated*                                         1,780       121,788
  QUALCOMM Inc.                                            36,686     1,211,005
  Sirius Satellite Radio Inc.*                             25,480       165,110
  Symantec Corporation*                                    13,716       298,186
  Tellabs, Inc.*                                            4,478        38,958
  VeriSign, Inc.*                                           4,290       123,380
  XM Satellite Radio Holdings Inc.*                         3,930       132,284
  Yahoo! Inc.*                                             12,316       426,749
                                                                   ------------
                                                                      6,827,618
                                                                   ------------
CONSUMER CYCLICAL - 10.28%
  Bed Bath & Beyond Inc.*                                   7,499       313,308
  CDW Corporation                                           1,630        93,057
  Cintas Corporation                                        3,860       148,996
  Costco Co.                                                4,541       203,528
  Dollar Tree Stores, Inc.*                                 2,086        50,064
  Fastenal Company                                          1,365        83,620
  PACCAR Inc.                                               3,694       251,192
  PETsMART, Inc.                                            2,665        80,883
  Ross Stores, Inc.                                         2,808        81,179
  Sears Holdings Corporation*                               3,205       480,333
  Staples, Inc.                                             9,397       200,344
  Starbucks Corporation*                                   10,058       519,596
  Wynn Resorts, Limited*                                    1,990        94,067
                                                                   ------------
                                                                      2,600,167
                                                                   ------------
CONSUMER NON-CYCLICAL - 14.25%
  Amgen Inc.*                                              10,709       647,466
  Apollo Group, Inc.*                                       3,560       278,464
  Biogen Idec Inc.*                                         6,881       237,050
  Biomet, Inc.                                              6,483       224,571
  Career Education Corporation*                             1,919        70,255
  Chiron Corporation*                                       4,944       172,496
  DENTSPLY International Inc.                               1,431        77,274
  Express Scripts, Inc.*                                    2,642       132,047
  Genzyme Corp.*                                            5,843       351,106
  Gilead Sciences, Inc.*                                    8,270       363,797
  Invitrogen Corporation*                                     903        75,211
  Lincare Holdings Inc.*                                    1,785        72,899
  MedImmune, Inc.*                                          4,990       133,333
  Millennium Pharmaceuticals, Inc.*                         6,224        57,696
  Patterson Companies Inc.*                                 2,466       111,168
  Paychex, Inc.                                             6,386       207,800
  Teva Pharmaceutical Industries Limited                    8,426       262,386
  Whole Foods Market, Inc.                                  1,109       131,195
                                                                   ------------
                                                                      3,606,214
                                                                   ------------
INDUSTRIAL - 2.42%
  American Power Conversion Corporation                     3,760        88,699
  C.H. Robinson Worldwide, Inc.                             1,572        91,490
  Expeditors International of Washington, Inc.              1,942        96,732
  Flextronics International Ltd.*                          11,334       149,722
  Garmin Ltd.                                               1,887        80,669
  Molex Incorporated                                        1,858        48,382
  Sanmina-SCI Corporation*                                 10,407        56,926
                                                                   ------------
                                                                        612,620
                                                                   ------------
TECHNOLOGY - 37.43%
  Adobe Systems Incorporated                                8,966       256,607
  Altera Corporation*                                      10,036       198,913
  Apple Computer, Inc.*                                    21,144       778,311
  Applied Materials, Inc.                                  16,354       264,608
  ATI Technologies Inc.*                                    4,523        53,598
  Autodesk, Inc.                                            4,480       153,978
  BEA Systems, Inc.*                                        7,043        61,837
  Broadcom Corporation*                                     4,392       155,960
  Citrix Systems, Inc.*                                     3,671        79,514
  Cognizant Technology Solutions Corporation*               2,350       110,755
  Dell Inc.*                                               16,731       661,042
  Electronic Arts Inc.*                                     5,656       320,186
  Fiserv, Inc.*                                             4,563       195,981
  Intel Corporation                                        40,416     1,053,241
  Intersil Corporation                                      2,641        49,572
  Intuit Inc.*                                              4,230       190,815
  KLA-Tencor Corporation                                    4,572       199,796
  Lam Research Corporation*                                 2,539        73,479
  Linear Technology Corporation                             7,863       288,493
  Marvell Technology Group, Ltd.*                           4,958       188,602
  Maxim Integrated Products, Inc.                           8,474       323,792
  Mercury Interactive Corporation*                          1,675        64,253
  Microchip Technology Incorporated                         3,248        96,206
  Microsoft Corporation                                    69,024     1,714,556
  Network Appliance, Inc.*                                  7,001       197,918
  Novellus Systems, Inc.*                                   2,925        72,277
  Oracle Corporation*                                      40,450       533,940
  Pixar*                                                    2,094       104,805
  QLogic Corporation*                                       1,815        56,029
  Research in Motion Limited*                               3,422       252,373
  SanDisk Corporation*                                      2,748        65,210
  Siebel Systems, Inc.                                     10,938        97,347
  Sun Microsystems, Inc.*                                  26,761        99,819
  Synopsys, Inc.*                                           2,705        45,092
  VERITAS Software Corporation*                             8,012       195,493
  Xilinx, Inc.                                              8,552       218,076
                                                                   ------------
                                                                      9,472,474
                                                                   ------------

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS                              NASDAQ-100 INDEX PORTFOLIO

                                                           SHARES         VALUE
                                                     --------------------------
    Total Common Stocks
      (cost $23,564,495)                                           $ 23,235,814
                                                                   ------------

UNIT INVESTMENT TRUST - 1.36%
  Nasdaq 100 Shares                                         9,374       344,869
                                                                   ------------
    Total Unit Investment Trust
      (cost $237,754)                                                   344,869
                                                                   ------------
SHORT-TERM INVESTMENTS(3) - 7.00%
NORTHERN TRUST DIVERSIFIED ASSETS PORTFOLIO - 2.68%       677,182       677,182
                                                                   ------------

                                                        PRINCIPAL         VALUE
                                                     --------------------------
U.S. TREASURY BILL - 4.32% (3.078% due 09/15/05)     $  1,100,000  $  1,093,037
                                                                   ------------
    Total Short-Term Investments
      (cost $1,770,332)                                               1,770,219
                                                                   ------------
TOTAL INVESTMENTS - 100.18%
  (cost $25,572,581)(1)                                              25,350,902
                                                                   ------------
NORTHERN INSTITUTIONAL LIQUID ASSET
  PORTFOLIO(2) - 8.77%                                                2,220,158
                                                                   ------------
OTHER ASSETS AND LIABILITIES - (8.95%)                               (2,265,769)
                                                                   ------------
TOTAL NET ASSETS - 100.00%                                         $ 25,305,291
                                                                   ============

*     Non-income producing

(1) For federal income tax purposes, cost is $26,460,161 and gross unrealized appreciation and depreciation of securities as of June 30, 2005 was $3,855,914 and ($4,965,173), respectively, with a net appreciation / depreciation of ($1,109,259).

(2) This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $2,205,610, $2,220,158, and $67,776, respectively.

(3) Securities and other assets with an aggregate value of $1,683,360 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of June 30, 2005:

                                                                  Unrealized
                                                                 Appreciation/
Type                                            Contracts        (Depreciation)
--------------------------------------------------------------------------------
Nasdaq-100 Index (09/05)                            9              $ (34,587)
Nasdaq-100 Index Mini (09/05)                      11              $  (8,734)

The accompanying notes are an integral part of the financial statements.

                                     Summit Mutual Funds, Inc. - Pinnacle Series
NASDAQ-100 INDEX PORTFOLIO                                  FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005 (Unaudited)

ASSETS
  Investments in securities, at value                              $ 25,350,902
  Collateral for securities loaned, at fair value                     2,220,158
  Receivables:
    Shares sold                                                           2,377
    Interest and dividends                                                3,250
  Prepaid expenses and other                                              3,112
                                                                   ------------
                                                                     27,579,799
                                                                   ------------
LIABILITIES
  Payables:
    Shares redeemed                                                      10,955
    Payable upon return of securities loaned                          2,220,158
    Advisory fees                                                         2,972
    Administration expenses                                               6,118
    Directors' fees                                                       1,056
    Custodian fees                                                        1,097
    Fund accounting fees                                                  8,076
    Professional fees                                                    10,280
    Variation margin                                                      8,878
    Other accrued expenses                                                4,918
                                                                   ------------
                                                                      2,274,508
                                                                   ------------
NET ASSETS*
  Paid-in capital                                                    33,215,314
  Accumulated net investments income / (loss)                            (9,198)
  Accumulated net realized gain / (loss)
    on investments and futures contracts                             (7,635,825)
  Net unrealized appreciation / (depreciation)
    on investments and futures contracts                               (265,000)
                                                                   ------------
                                                                   $ 25,305,291
                                                                   ============
Shares authorized ($.10 par value)                                   20,000,000
Shares outstanding                                                    1,212,531
Net asset value, offering and redemption price per share           $      20.87
Investments at cost                                                $ 25,572,581

* FEDERAL TAX DATA AS OF DECEMBER 31, 2004

  Undistributed ordinary income                                    $    150,050
  Unrealized appreciation                                          $    813,645

Capital Loss Carryforward Expiring December 31:
--------------------------------------------------------------------------------
   2008              2009              2010            2011            2012
-----------     -------------     -------------     -----------     -----------
$ (905,274)     $ (1,618,824)     $ (3,618,754)     $ (231,064)     $ (139,726)

STATEMENT OF OPERATIONS
For the period ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
  Interest                                                         $     22,962
  Dividends                                                              46,321
  Foreign dividend taxes withheld                                          (211)
  Other income                                                            4,122
                                                                   ------------
                                                                         73,194
                                                                   ------------
EXPENSES
  Advisory fees                                                          44,368
  Administration expenses                                                12,677
  Custodian fees and expenses                                             4,154
  Fund accounting fees                                                   15,747
  Professional fees                                                       8,323
  Directors' fees                                                         1,332
  Transfer agent fees                                                     5,032
  Royalty fee                                                             2,480
  Other expenses                                                          3,850
                                                                   ------------
                                                                         97,963
  Reimbursements and waivers                                            (15,565)
                                                                   ------------
                                                                         82,398
                                                                   ------------
NET INVESTMENT INCOME / (LOSS)                                           (9,204)
                                                                   ------------
REALIZED AND UNREALIZED GAIN / (LOSS)
  Net realized gain / (loss) on investments and options                 (87,951)
  Net realized gain / (loss) on futures contracts                      (155,209)
                                                                   ------------
                                                                       (243,160)
                                                                   ------------
  Net change in unrealized appreciation /
    (depreciation) on investments and
    futures contracts                                                (1,955,913)
                                                                   ------------
NET REALIZED AND UNREALIZED
  GAIN / (LOSS)                                                      (2,199,073)
                                                                   ------------
NET INCREASE / (DECREASE) IN
  NET ASSETS FROM OPERATIONS                                       $ (2,208,277)
                                                                   ============

TRANSACTIONS WITH AFFILIATES:

              Percent of Current
               Net Asset Value
-----------------------------------------------
  Advisory      Administration     Expense
    Fee             Fee             Limit(1)         Waiver      Reimbursement
--------------------------------------------------------------------------------
   0.35%            0.10%            0.30%           $   --        $  15,565

(1) The Adviser has agreed to pay other expenses of the portfolio, other than the advisory fees, to the extent that such expenses exceed the stated percentage of their average net assets.

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
FINANCIAL STATEMENTS                                  NASDAQ-100 INDEX PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

                                                                For the
                                                              Six Months
                                                            Ended June 30,   Year
Ended
                                                             (Unaudited)
December 31,
                                                            -----------------------
-----
OPERATIONS
  Net investment income / (loss)                             $     (9,204)  $
150,050
  Net realized gain / (loss) on investments and futures          (243,160)
(193,228)
  Net change in unrealized appreciation / (depreciation)
    on investments and futures contracts                       (1,955,913)
2,500,698
                                                             ------------   -------
-----
                                                               (2,208,277)
2,457,520
                                                             ------------   -------
-----

DISTRIBUTIONS TO SHAREHOLDERS*
  Net investment income                                          (150,044)
--
                                                             ------------   -------
-----
                                                                 (150,044)
--
                                                             ------------   -------
-----

FUND SHARE TRANSACTIONS
  Proceeds from shares sold                                     3,083,990
8,977,661
  Reinvestment of distributions                                   150,044
--
  Payments for shares redeemed                                 (3,177,006)
(7,178,214)
                                                             ------------   -------
-----
                                                                   57,028
1,799,447
                                                             ------------   -------
-----
NET INCREASE / (DECREASE) IN NET ASSETS                        (2,301,293)
4,256,967
NET ASSETS
  Beginning of period                                          27,606,584
23,349,617
                                                             ------------   -------
-----
  End of period                                              $ 25,305,291   $
27,606,584
                                                             ============
============
ACCUMULATED NET INVESTMENT INCOME / (LOSS)                   $     (9,198)  $
150,050
                                                             ============
============

FUND SHARE TRANSACTIONS
  Sold                                                            146,075
435,537
  Reinvestment of distributions                                     7,176
--
  Redeemed                                                       (150,819)
(352,288)
                                                             ------------   -------
-----
    Net increase / (decrease) from fund share transactions          2,432
83,249
                                                             ============
============
TOTAL COST OF PURCHASES OF:
  Common Stocks                                              $    406,805   $
1,794,249
                                                             ------------   -------
-----
                                                             $    406,805   $
1,794,249
                                                             ============
============

TOTAL PROCEEDS FROM SALES OF:
  Common Stocks                                              $    451,840   $
938,494
                                                             ------------   -------
-----
                                                             $    451,840   $
938,494
                                                             ============
============
*TAX CHARACTER OF DISTRIBUTIONS PAID
  Ordinary income                                            $    150,044        $
--
                                                             ------------   -------
-----
                                                             $    150,044        $
--
                                                             ============
============

The accompanying notes are an integral part of the financial statements.

                                     Summit Mutual Funds, Inc. - Pinnacle Series
                                          RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

Objective - Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index (the "Index").

Strategy - The Summit Pinnacle Russell 2000 Small Cap Index Portfolio (the "Portfolio") will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the Index.

Managers' Comments:

For the six-month period ended June 30, 2005, the Portfolio's total return was -1.45% (before the impact of any product or contract-level fees). This compares to a -1.25% total return for the Index. The difference of 0.20% is referred to as "tracking error". One component of the difference is attributed to the Portfolio's operating expenses. These expenses represent the Portfolio's costs for advisory, administration, accounting, custody and other services. The remaining difference can be caused by a number of factors, including the timing and size of cash flows into and out of the Portfolio; brokers' commissions or other trading costs; and holding security positions in amounts that are different than the weightings in the Index, among others. While an exact replication of the capitalization weightings of securities in the Index is not feasible, the Portfolio's objectives and strategies call for a correlation of at least 95% between the Portfolio's pre-expense total return and that of the Index. The Portfolio achieved this level of correlation for the period presented.

                                   Fund Data

     Manager:                        Team Managed
     Inception Date:                 April 27, 2000
     Total Net Assets:               $68.31 Million
     Number of Equity Holdings:      2,001
     Median Capitalization Size:     $556 Million
     Average Price-to-book Ratio:    2.28x
     Dividend Yield:                 1.12%

[LINE CHART]

              Comparison of Change in Value of $10,000 Investment

Summit Russell 2000 Small Cap Index Portfolio - Total Return

        1-Year          3 -Year           Since Inception
         8.83%           12.07%                6.19%

Past performance is not predictive of future results.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Separate account expenses are not included.

                         Russell 2000 SC Index Portfolio

              Summit Russell 2000
                   Small Cap
                Index Portfolio      Russell 2000 Index
 3/31/2000          $ 10,000               $ 10,000
 4/30/2000          $ 10,440               $ 10,456
 5/31/2000          $  9,850               $  9,846
 6/30/2000          $ 10,650               $ 10,707
 7/31/2000          $ 10,330               $ 10,372
 8/31/2000          $ 11,101               $ 11,158
 9/30/2000          $ 10,770               $ 10,828
10/31/2000          $ 10,299               $ 10,345
11/30/2000          $  9,265               $  9,283
12/31/2000          $ 10,039               $ 10,086
 1/31/2001          $ 10,562               $ 10,610
 2/28/2001          $  9,886               $  9,915
 3/31/2001          $  9,412               $  9,430
 4/30/2001          $ 10,128               $ 10,168
 5/31/2001          $ 10,369               $ 10,418
 6/30/2001          $ 10,718               $ 10,777
 7/31/2001          $ 10,105               $ 10,194
 8/31/2001          $  9,767               $  9,865
 9/30/2001          $  8,437               $  8,537
10/31/2001          $  8,933               $  9,036
11/30/2001          $  9,610               $  9,736
12/31/2001          $ 10,193               $ 10,337
 1/31/2002          $ 10,087               $ 10,229
 2/28/2002          $  9,812               $  9,949
 3/31/2002          $ 10,590               $ 10,748
 4/30/2002          $ 10,689               $ 10,846
 5/31/2002          $ 10,209               $ 10,364
 6/30/2002          $  9,697               $  9,850
 7/31/2002          $  8,218               $  8,363
 8/31/2002          $  8,188               $  8,342
 9/30/2002          $  7,597               $  7,743
10/31/2002          $  7,826               $  7,991
11/30/2002          $  8,523               $  8,704
12/31/2002          $  8,047               $  8,219
 1/31/2003          $  7,818               $  7,992
 2/28/2003          $  7,580               $  7,750
 3/31/2003          $  7,673               $  7,850
 4/30/2003          $  8,399               $  8,594
 5/31/2003          $  9,299               $  9,517
 6/30/2003          $  9,478               $  9,689
 7/31/2003          $ 10,060               $ 10,295
 8/31/2003          $ 10,508               $ 10,767
 9/30/2003          $ 10,302               $ 10,568
10/31/2003          $ 11,163               $ 11,455
11/30/2003          $ 11,546               $ 11,862
12/31/2003          $ 11,766               $ 12,103
 1/31/2004          $ 12,264               $ 12,628
 2/29/2004          $ 12,376               $ 12,742
 3/31/2004          $ 12,491               $ 12,860
 4/30/2004          $ 11,856               $ 12,204
 5/31/2004          $ 12,038               $ 12,399
 6/30/2004          $ 12,541               $ 12,920
 7/31/2004          $ 11,689               $ 12,051
 8/31/2004          $ 11,626               $ 11,989
 9/30/2004          $ 12,166               $ 12,552
10/31/2004          $ 12,398               $ 12,799
11/30/2004          $ 13,464               $ 13,909
12/31/2004          $ 13,849               $ 14,320
 1/31/2005          $ 13,266               $ 13,723
 2/28/2005          $ 13,496               $ 13,955
 3/31/2005          $ 13,107               $ 13,556
 4/30/2005          $ 12,348               $ 12,779
 5/31/2005          $ 13,155               $ 13,616
 6/30/2005          $ 13,648               $ 14,142

                             Top 10 Equity Holdings

                                      (% of net assets)
                                      -----------------
     iShare Russell 2000 Index Fund         0.83%
     Cimarex Energy Co.                     0.26%
     Amylin Pharmaceuticals Inc.            0.18%
     Cal Dive International Inc.            0.17%
     Gaylord Entertainment Co.              0.15%
     Hughes Supply Inc.                     0.15%
     Aeropostale Inc.                       0.15%
     Valassis Communication                 0.15%
     BancorpSouth Inc.                      0.15%
     Acxiom Corp.                           0.15%

                               Sector Allocations

Materials                             8.5%
Capital Goods                        10.5%
Consumer Cyclical                    18.2%
Consumer Staples                      1.9%
Energy                                4.8%
Financial                            22.3%
Technology                           12.5%
Health Care                          11.3%
Utilities                             3.6%
Short-Term, Futures, & Other          6.4%

The Russell 2000 Index is a trademark/service mark of the Frank Russell Company. Russell is a trademark of the Frank Russell Company. Summit Mutual Funds and the Russell 2000 Small Cap Index Portfolio are not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell is not responsible for and has not reviewed the Prospectus, and Frank Russell makes no representation or warranty, express or implied, as to its accuracy, or completeness, or otherwise.

Summit Mutual Funds, Inc. - Pinnacle Series
FINANCIAL HIGHLIGHTS                      RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period. Share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.

                                                  Six Months
Period from
                                                Ended June 30,
April 27, 2000(1)
                                                 (Unaudited)                Year
Ended December 31,               to December 31,
                                                -----------------------------------
-----------------------------------------------
                                                   2005            2004
2003          2002    2001            2000
                                                -----------------------------------
-----------------------------------------------
Net asset value, beginning of period             $    63.92      $  54.40     $
37.52     $    48.10  $  49.95        $   50.00
                                                 ----------      --------     -----
---     ----------  --------        ---------
Investment Activities:
  Net investment income / (loss)                       0.18          0.31(4)
0.22           0.29      0.40             0.40
  Net realized and unrealized gains / (losses)        (1.14)         9.32
16.95         (10.31)     0.35            (0.20)
                                                 ----------      --------     -----
---     ----------  --------        ---------
Total from Investment Activities                      (0.96)         9.63
17.17         (10.02)     0.75             0.20
                                                 ----------      --------     -----
---     ----------  --------        ---------
DISTRIBUTIONS:
  Net investment income                               (0.31)        (0.11)
(0.29)         (0.09)    (0.45)           (0.25)
  Net realized gains                                  (0.63)           --
--          (0.47)    (2.15)              --
                                                 ----------      --------     -----
---     ----------  --------        ---------
Total Distributions                                   (0.94)        (0.11)
(0.29)         (0.56)    (2.60)           (0.25)
                                                 ----------      --------     -----
---     ----------  --------        ---------
Net asset value, end of period                   $    62.02      $  63.92     $
54.40     $    37.52  $  48.10        $   49.95
                                                 ==========      ========
========     ==========  ========        =========
Total return                                          -1.45%        17.72%
46.19%        -21.05%     1.54%            0.39%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets -
  net (2)                                              0.71%(3)      0.75%
0.75%          0.75%     0.75%            0.74%(3)
Ratio of expenses to average net assets -
  gross                                                0.71%(3)      0.76%
1.12%          1.33%     1.10%            1.35%(3)
Ratio of net investment income / (loss)
  to average net assets                                0.62%(3)      0.60%
0.57%          0.65%     0.90%            1.11%(3)
Portfolio turnover rate                               42.82%(3)     27.27%
23.87%         30.78%    32.70%           82.19%(3)
Net assets, end of period (000's)                $   68,313      $ 68,770     $
25,794     $   13,863  $ 21,503        $  16,105

(1)   Commencement of operations.

(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.

(3)   Annualized.

(4)   Per share amounts are based on average shares outstanding..

The accompanying notes are an integral part of the financial statements.

                                     Summit Mutual Funds, Inc. - Pinnacle Series
RUSSELL 2000 SMALL CAP INDEX PORTFOLIO                   SCHEDULE OF INVESTMENTS

JUNE 30, 2005 (Unaudited)

                                                                   SHARES
VALUE
                                                                   ----------------
------
COMMON STOCKS - 94.07%
CAPITAL GOODS - 10.47%
     A O Smith Corp.                                                  929   $
24,814
     AAR Corp.*                                                     1,804
28,341
     ABX Air Inc.*                                                  3,240
26,406
     Accuride Corp.*                                                  610
6,484
     Actuant Corp.*                                                 1,488
71,335
     Ade Corp*                                                        554
15,540
     Advanced Energy Industries Inc.*                               1,176
9,242
     Aftermarket Technology Corp.*                                  1,191
20,759
     AGCO Corp.*                                                    5,020
95,982
     Airtran Holdings Inc.*                                         4,813
44,424
     Alamo Group Inc.                                                 340
6,347
     Alaska Air Group*                                              1,510
44,923
     America West Holding Corp.*                                    1,974
11,844
     American Axle & Manufacturing Holdings Inc.                    2,380
60,143
     American Ecology Corp.                                           670
11,993
     American Superconductor Corp.*                                 1,774
16,232
     Applied Films Corp.*                                             830
21,248
     Applied Industrial                                             1,671
53,957
     Applied Signal Technolgy                                         633
12,052
     Arctic Cat Inc.                                                  749
15,377
     Argon St Inc.*                                                   490
17,395
     Arkansas Best Corp.                                            1,410
44,852
     Arris Group Inc.*                                              4,892
42,609
     Artesyn Technologies Inc.*                                     2,085
18,140
     Arvinmeritor Inc.                                              3,883
69,079
     Astec Industries Inc*                                            878
20,361
     A.S.V. Inc.*                                                     487
19,743
     Asyst Technologies Inc.*                                       2,643
11,788
     ATMI Inc*                                                      2,060
59,761
     Audiovox Corp*                                                   949
14,710
     August Technology Corp.*                                       1,007
11,732
     Aviall Inc.*                                                   1,863
58,852
     Axcelis Technologies Inc.*                                     5,542
38,017
     Badger Meter Inc.                                                310
12,803
     Baldor Electric Co.                                            1,850
44,992
     Bandag, Inc.                                                     626
28,827
     Be Aerospace Inc.*                                             3,193
49,906
     Belden CDT Inc.                                                2,616
55,459
     Blount International Inc.*                                     1,653
27,589
     Briggs & Stratton                                              2,870
99,359
     Brooks Automation Inc.*                                        2,508
37,243
     Bucyrus International Inc.                                     1,130
42,917
     C&D Technologies Inc                                           1,407
12,930
     Cascade Corp.                                                    676
29,237
     C-COR Inc.*                                                    2,646
18,125
     Champion Enterprises Inc.*                                     4,208
41,828
     China Energy Savings Technology Inc.*                             70
697
     Coachmen Industries Inc.                                         786
9,849
     Cognex Corp.                                                   2,305
60,368
     Cohu Inc.                                                      1,210
24,261
     Color Kinetics Inc.*                                             720
7,661
     Commercial Vehicle Group Inc.*                                   690
12,248
     Comstock Homebuilding Co Inc.*                                   230
5,571
     Continental Airlines Inc.*                                     3,677
48,831
     Cooper Tire & Rubber                                           3,553
65,979
     Covenant Transport Inc.*                                         465
6,138
     Crane Company                                                  2,880
75,744
     Credence Systems*                                              4,566
41,322
     CTS Corp.                                                      2,034
24,998
     Cuno Inc.*                                                       955
68,225
     Curtiss-Wright Corp.                                           1,206
65,064
     Cymer Inc.*                                                    2,010
52,964
     Darling International Inc.*                                    3,544
13,290
     Delta Air Lines*                                               6,973
26,218
     Dionex Corp.*                                                  1,129
49,236
     Duratek Inc.*                                                    772
17,895
     Dynamex Inc.*                                                    640
10,906
     EGL Inc.*                                                      2,347
47,691
     Electro Scientific Industries*                                 1,587
28,376
     Emcore Corp.*                                                  2,060
8,508
     Engineered Support Systems Inc.                                2,304
82,552
     Enpro Industries Inc.*                                         1,163
33,576
     Entegris Inc.*                                                 3,336
33,026
     ESCO Technologies Inc.*                                          706
71,165
     Esterline Technologies Corp.*                                  1,396
55,952
     Expressjet Holdings Inc.*                                      2,436
20,730
     Faro Technologies Inc.*                                          632
17,228
     Federal Signal Corp.                                           2,693
42,011
     FEI Co.*                                                       1,335
30,451
     Flanders Corp.*                                                  733
6,597
     Fleetwood Enterprises Inc.*                                    3,091
31,374
     Florida East Coast Ind Inc.                                    1,805
78,157
     Flowserve Corporation*                                         3,063
92,686
     Forward Air Corp.                                              1,789
50,575
     Franklin Electric Co Inc.                                      1,229
47,501
     Freightcar America Inc.*                                         460
9,122
     Frontier Airlines Inc.*                                        1,975
20,402
     Frozen Food Express Industries Inc.*                             830
9,396
     Gardner Denver Inc.*                                           1,392
48,831
     Gehl Co.*                                                        380
14,797
     General Binding Corp.*                                           342
7,497
     General Cable Corp.*                                           2,202
32,656
     Genesee & Wyoming Inc.*                                        1,296
35,264
     Genlyte Group Inc.*                                            1,328
64,727
     Gorman-Rupp Co.                                                  508
10,876
     Greenbrier Cos                                                   346
9,377
     GulfMark Offshore Inc.*                                          825
22,531
     Hayes Lemmerz International*                                   2,110
15,023
     Headwaters Inc.*                                               2,303
79,177
     Heartland Express Inc.                                         2,520
48,964
     Heico Corp.                                                    1,197
28,022
     Helix Technology Corp.                                         1,454
19,309
     Hub Group Inc.*                                                1,088
27,254
     Imagistics International Inc.*                                   910
25,480
     Interdigital Communications*                                   2,961
51,818
     Intevac Inc.*                                                  1,134
11,873
     Itron Inc.*                                                    1,289
57,593
     JLG Industries Inc.                                            2,842
78,098
     Kadant Inc.*                                                     777
17,040
     Kansas City Southern*                                          4,552
91,859
     Keithley Instruments Inc.                                        717
11,049
     Kennametal Inc.                                                2,105
96,514
     Keystone Automotive Inds Inc.*                                   873
21,589
     Kimball International Inc.                                     1,241
16,381
     Kirby Corp.*                                                   1,212
54,661
     Knight Transportation Inc.                                     2,112
51,385

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS                   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

                                                                   SHARES
VALUE
                                                                   ----------------
------
CAPITAL GOODS - 10.47% (Continued)
     Knoll Inc.                                                       610   $
10,437
     Kulicke & Soffa Industries Inc.*                               2,874
22,733
     Levitt Corp.                                                     910
27,227
     Lincoln Electric Holdings Inc.                                 2,035
67,460
     Lindsay Manufacturin                                             654
15,421
     Littelfuse Inc.*                                               1,242
34,590
     LTX Corp.*                                                     3,440
17,062
     M/I Homes Inc.                                                   693
37,491
     Mair Holdings Inc.*                                              680
6,011
     Manitowoc Co.                                                  1,675
68,709
     Marine Products Corp.                                            728
10,592
     Maritrans Inc.                                                   470
12,714
     Marten Transport Ltd*                                            547
11,482
     MasTec Inc.*                                                   1,506
13,253
     Mattson Technology Inc.*                                       2,363
16,919
     Measurement Specialties Inc.*                                    658
15,272
     Mesa Air Group Inc.*                                           1,666
11,179
     Metrologic Instruments Inc.*                                     658
8,251
     Middleby Corp.*                                                  283
14,959
     Mine Safety Appliances Co.                                     1,606
74,197
     MKS Instruments Inc.*                                          1,813
30,622
     Modine Manufacturing Co.                                       1,930
62,841
     Monaco Coach Corp.                                             1,443
24,805
     Moog Inc.*                                                     1,893
59,611
     MTC Technologies Inc.*                                           558
20,551
     MTS Systems Corp.                                              1,096
36,804
     Mykrolis Corp.*                                                2,325
33,038
     Nacco Industries Inc.                                            285
30,558
     Noble International Ltd.                                         411
9,679
     Nordson Corporation                                            1,546
52,997
     Northwest Airlines Corp.*                                      4,845
22,093
     Odyssey Marine Exploration Inc.*                               1,980
9,860
     Offshore Logistics Inc.*                                       1,295
42,528
     Old Dominion Fght Lines Inc. Co.*                              1,040
27,903
     Orbital Sciences Corp*                                         3,082
30,512
     Orleans Homebuilders Inc.                                        227
5,325
     Overnite Corp.                                                 1,483
63,739
     Pacer International Inc.*                                      2,063
44,953
     Palm Harbor Homes Inc.*                                          536
10,093
     Pam Transportation Services Inc.*                                343
5,766
     Paxar Corp.*                                                   1,955
34,701
     Photon Dynamics Inc.*                                            939
19,353
     Photronics Inc.*                                               1,828
42,666
     Pinnacle Airlines Corp.*                                       1,083
9,303
     Plantronics Inc.                                               2,720
98,899
     Polycom Inc.*                                                  5,440
81,110
     Powell Inds Inc.*                                                375
7,076
     Power-One Inc.*                                                4,145
26,155
     Powerwave Technologies*                                        5,534
56,557
     Preformed Line Products Inc.                                     140
5,712
     Presstek Inc.*                                                 1,622
18,361
     Quantum Fuel Sys Technologies*                                 2,510
12,550
     R&B Inc.*                                                        550
7,722
     Railamerica Inc.*                                              2,096
24,942
     Regal Beloit                                                   1,367
39,862
     Republic Airways Holdings Inc.*                                  681
9,840
     Robbins & Myers Inc.                                             648
13,938
     Rofin-Sinar Technologies Inc.*                                   839
27,519
     Rudolph Technologies Inc.*                                       721
10,332
     Sauer-Danfoss Inc.                                               565
10,040
     SBA Communications Corp.*                                      4,086
55,161
     Scs Transportation Inc.*                                         846
15,059
     Seabulk International Inc.*                                      333
7,076
     Semitool Inc.*                                                   920
8,777
     Skyline Corp.                                                    376
15,014
     Skywest Inc.                                                   3,202
58,212
     Sonic Solutions*                                               1,351
25,129
     Spatialight Inc.*                                              1,606
9,106
     SpectraLink Corp.                                              1,064
11,193
     Standard Motor Products Inc.                                     826
10,903
     Standex International Corp.                                      687
19,518
     Stewart & Stevenson Services Inc.                              1,610
36,483
     Strattec Security Corp.*                                         210
11,437
     Sun Hydraulics Corp.                                             250
9,098
     Superior Industries International Inc.                         1,236
29,293
     Symmetricom Inc.*                                              2,554
26,485
     Taser International Inc.*                                      3,416
34,297
     TBC Corp.*                                                     1,253
33,994
     Technical Olympic Usa Inc.                                       830
20,152
     Technitrol Inc.                                                2,247
31,750
     Tecumseh Products Co.                                            919
25,217
     Teledyne Technologies Inc.*                                    1,845
60,110
     Tennant Co.                                                      437
15,474
     Tenneco Automotive Inc.*                                       2,428
40,402
     Terayon Communication Systems*                                 4,228
13,065
     Thomas Industries Inc.                                           838
33,486
     Thor Industries                                                1,920
60,346
     Titan International Inc.                                         720
10,066
     Triumph Group Inc.*                                              888
30,867
     U S Xpress Enterprises Inc.*                                     560
6,670
     Ultratech Inc.*                                                1,327
24,284
     United Industrial Corp.                                          574
20,515
     Universal Truckload Services*                                    310
5,236
     USA Truck Inc.*                                                  290
7,178
     Varian Semiconductor Equipment*                                2,036
75,332
     Veeco Instruments Inc.*                                        1,469
23,915
     Vicor Corp.                                                    1,068
14,525
     Viisage Technology Inc.*                                       1,794
8,037
     Visteon Corp.                                                  7,130
42,994
     Wabash National Corp.                                          1,725
41,797
     Wabtec Corp.                                                   2,604
55,934
     Watts Water Technologies Inc.                                  1,392
46,618
     WCI Communities Inc.*                                          1,927
61,722
     Werner Enterprises                                             2,834
55,660
     William Lyon Homes Inc.*                                         139
13,483
     Winnebago Industries Inc.                                      1,856
60,784
     Woodward Governor Co.                                            547
45,964
     World Air Holdings Inc.*                                       1,310
15,353
     X-Rite Inc.                                                    1,173
13,501
                                                                            -------
------

7,153,430
                                                                            -------
------
CONSUMER CYCLICALS - 18.24%
     1-800 Contacts Inc.*                                             470
9,104
     1-800-Flowers.Com Inc.*                                        1,407
9,905
     4 Kids Entertainment Inc.*                                       742
14,751
     99(Cents) Only Stores*                                         2,357
29,957
     A C Moore & Crafts Inc.*                                         807
25,509
     Aaron Rents Inc.                                               2,160
53,762
     ABM Industries Inc.                                            2,191
42,725

The accompanying notes are an integral part of the financial statements.

                                     Summit Mutual Funds, Inc. - Pinnacle Series
RUSSELL 2000 SMALL CAP INDEX PORTFOLIO                   SCHEDULE OF INVESTMENTS

                                                                   SHARES
VALUE
                                                                   ----------------
------
CONSUMER CYCLICALS - 18.24% (Continued)
     Administaff Inc.                                               1,090   $
25,898
     Advisory Board Co.*                                            1,064
51,858
     Advo Inc.                                                      1,734
55,227
     Aeropostale Inc.*                                              3,065
102,984
     AFC Enterprises Inc.*                                          1,100
14,497
     Alderwoods Group Inc.*                                         2,229
32,030
     Alliance Gaming Corp.*                                         2,836
39,761
     Alloy Inc.*                                                    1,879
9,658
     Ambassadors Group Inc.                                           468
17,405
     Amerco*                                                          566
30,309
     American Woodmark Corp.                                          630
18,906
     America's Car-Mart Inc.*                                         499
11,232
     Ameristar Casinos Inc.                                           682
17,793
     AMN Healthcare Services Inc.*                                    639
9,604
     Angelica Corp.                                                   506
12,402
     Aquantive Inc.*                                                3,139
55,623
     Arbitron Inc.                                                  1,745
74,861
     Argosy Gaming Co.*                                             1,641
76,487
     Asbury Automotive Group Inc.*                                    725
11,172
     Atari Inc.*                                                    2,701
7,509
     Autobytel Inc.*                                                2,319
11,201
     Aztar Corp.*                                                   1,934
66,240
     Banta Corp.                                                    1,380
62,597
     Bassett Furniture Ind Inc.                                       578
10,901
     Beasley Broadcast Group Inc.*                                    411
5,955
     Big 5 Sporting Goods Corp.                                     1,131
32,098
     Big Lots, Inc.*                                                6,310
83,543
     BJ's Restaurants Inc.*                                           801
16,291
     Blair Corp.                                                      455
17,973
     Blockbuster Inc.                                              10,570
96,398
     Blue Nile Inc.*                                                  826
27,002
     Blyth Inc.                                                     1,475
41,374
     Bob Evans Farms                                                1,959
45,684
     Bombay Co Inc.*                                                2,006
11,434
     Bon-Ton Stores Inc.                                              360
6,966
     Bowne & Company Inc.                                           1,897
27,431
     Bright Horizons Family*                                        1,498
60,999
     Brightpoint Inc.*                                              1,008
22,368
     Brookstone Inc.*                                               1,127
21,278
     Brown Shoe Co. Inc.                                            1,015
39,737
     Buckle Inc.                                                      426
18,889
     Buffalo Wild Wings Inc.*                                         387
12,074
     Build-A-Bear Workshop Inc.*                                      530
12,429
     Burlington Coat Factory                                          926
39,485
     Cabelas Inc.*                                                  1,710
36,526
     Cache Inc.*                                                      683
11,351
     California Pizza Kitchen Inc.*                                 1,069
29,152
     Callaway Golf Co.                                              4,242
65,454
     Carmike Cinemas Inc.                                             680
20,862
     Carter Holdings*                                               1,024
59,781
     Casella Waste Systems Inc.*                                    1,076
12,911
     Casual Male Retail Group*                                      1,448
10,585
     Catalina Marketing Corp.                                       2,903
73,765
     Cato Corp.                                                     1,692
34,940
     CDI Corp.                                                        693
15,191
     CEC Entertainment Inc.*                                        1,951
82,118
     Central Euro Distribution Corp.*                                 760
28,371
     Central Garden & Pet Co.*                                      1,070
52,558
     Central Parking Corp.                                          1,116
15,345
     Century Business Services Inc.*                                3,380
13,689
     Cenveo Inc.*                                                   2,730
20,639
     Changs (PF) China Bistro Inc.*                                 1,456
85,875
     Charles & Colvard Ltd                                            683
16,755
     Charlotte Russe Holding Inc.*                                    826
10,292
     Charming Shoppes Inc.*                                         6,608
61,653
     Charter Communications Inc.*                                  15,314
18,071
     Chemed Corp.                                                   1,406
57,477
     Cherokee Inc.                                                    394
13,640
     Childrens Place Retail Stores*                                 1,164
54,324
     Christopher & Banks Corp.                                      1,982
36,191
     Churchill Downs Inc.                                             429
18,228
     Citadel Broadcasting Co.*                                      2,440
27,938
     Citi Trends Inc.*                                                220
3,977
     CKE Restaurants Inc.                                           3,282
45,685
     Clark Inc.                                                       902
12,925
     CMGI Inc.*                                                    26,679
50,423
     CNET Networks Inc.*                                            7,179
84,281
     CNS Inc.                                                         790
18,052
     Cogent Inc.*                                                   1,250
35,688
     Coinstar Inc.*                                                 1,413
32,061
     Coldwater Creek Inc.*                                          1,974
49,172
     Conns Inc.*                                                      262
6,411
     Consolidated Graphics Inc.*                                      629
25,644
     Corinthian Colleges*                                           5,050
64,489
     Corrections Corp Of America*                                   2,175
85,369
     Cost Plus Inc.*                                                1,221
30,452
     CoStar Group Inc.*                                               908
39,589
     Courier Corp.                                                    555
21,318
     Cox Radio Inc.*                                                2,130
33,548
     CRA International Inc.*                                          561
30,210
     Cross Country Healthcare Inc.*                                 1,789
30,413
     Crown Media Holdings Inc.*                                       809
7,629
     CSK Auto Corp. Com*                                            2,499
41,683
     CSS Industries Inc.                                              323
10,930
     Cumulus Media Inc.*                                            3,162
37,248
     Dave & Busters Inc.*                                             780
14,383
     Deb Shops Inc.                                                   242
7,011
     Deckers Outdoor Corp.*                                           568
13,973
     Dennys Corp.*                                                  5,040
25,200
     Design Within Reach Inc.*                                        660
11,946
     DeVRY Inc.*                                                    3,230
64,277
     Diamond Cluster International Inc.*                            1,625
18,363
     Dollar Thrifty Automotive*                                     1,398
53,096
     Dominos Pizza Inc.                                             1,770
39,400
     Doubleclick Inc.*                                              6,994
58,680
     Dover Downs Gaming and Entertainment                             530
7,028
     Dover Motorsports Inc.                                           955
5,730
     Dress Barn Inc*                                                1,191
26,952
     drugstore.com Inc.*                                            3,812
15,896
     DTS Inc.*                                                        958
17,081
     Earthlink Inc.*                                                7,043
60,992
     Educate Inc.*                                                  1,020
14,433
     Electronics Boutique Holdings*                                   647
41,078
     Elizabeth Arden Inc.*                                          1,411
33,003
     Emmis Communications*                                          2,749
48,575
     Entercom Communications*                                       2,000
66,580
     Entravision Communications*                                    4,248
33,092
     Escalade Inc.                                                    440
6,085

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS                   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

                                                                   SHARES
VALUE
                                                                   ----------------
------
CONSUMER CYCLICALS - 18.24% (Continued)
     Ethan Allen Interiors Inc.                                     1,941   $
65,043
     Exponent Inc.*                                                   444
12,690
     Finish Line Inc.                                               2,330
44,084
     First Advantage Corp.*                                           191
4,452
     Fisher Companies Inc.*                                           370
17,497
     Forrester Research Inc.*                                         723
12,891
     Fossil Inc.*                                                   2,690
61,063
     Freds Inc.                                                     2,213
36,692
     FTD Group Inc.*                                                  740
8,399
     FTI Consulting Inc.*                                           2,393
50,014
     Furniture Brands International                                 2,720
58,779
     G & K Services Inc.                                            1,081
40,786
     Gamestop Corp.*                                                2,510
75,049
     Gaylord Entertainment Co.*                                     2,232
103,766
     Gemstar-TV Guide International Inc.*                          13,680
49,111
     Genesco Inc.*                                                  1,248
46,288
     Gevity Hr Inc.                                                 1,537
30,786
     Global Imaging Sys Inc.*                                       1,305
41,577
     Goody's Family Clothing Inc.                                   1,053
7,766
     Gray Television Inc.                                           2,413
29,101
     Great Wolf Resorts Inc.*                                       1,420
29,025
     Greenfield Online*                                               920
11,178
     Group 1 Automotive Inc.*                                       1,167
28,055
     GSI Commerce Inc.*                                             1,720
28,810
     Guess? Inc.*                                                     898
14,889
     Guitar Center Management*                                      1,441
84,111
     Gymboree Corp.*                                                1,735
23,700
     Handleman Co.                                                  1,216
20,076
     Harris Interactive Inc.*                                       2,838
13,821
     Hartmarx Corp.*                                                1,444
14,541
     Haverty Furniture Cos Inc.                                     1,079
15,948
     Heidrick & Struggles International Inc.*                       1,084
28,271
     Hibbett Sporting Goods Inc.*                                   1,262
47,754
     Hollinger International Inc.                                   3,267
32,703
     Hooker Furniture Corp.                                           578
10,098
     Hot Topic Inc.*                                                2,479
47,398
     Hudson Highland Group Inc.*                                    1,150
17,929
     IHOP Corp.                                                     1,118
48,510
     Ikon Office Solutions Inc.                                     6,410
60,959
     Infospace Inc.*                                                1,846
60,789
     InfoUSA Inc.*                                                  1,810
21,177
     Insight Communications Co Inc.*                                2,785
30,774
     Insight Enterprises Inc.*                                      2,686
54,203
     Inter Parfums Inc.                                               244
4,731
     Intermix Media Inc.*                                           1,490
12,471
     Ipass Inc.*                                                    2,987
18,101
     Isle Of Capri Casinos Inc.*                                      784
20,541
     Ivillage Inc.*                                                 2,629
15,721
     J. Jill Group Plc*                                             1,117
15,359
     Jack In The Box Inc.*                                          2,026
76,826
     Jackson Hewitt Tax Service Inc.                                2,090
49,408
     JAKKS Pacific Inc.*                                            1,393
26,760
     Jamdat Mobile Inc.*                                              660
18,269
     Jarden Corp.*                                                  1,630
87,890
     Jo-Ann Stores Inc.*                                            1,275
33,647
     Jorgensen Earle M Co.*                                         1,010
8,131
     Jos A Bank Clothiers Inc.*                                       753
32,605
     Journal Communications Inc.                                    1,554
26,107
     Journal Register Co.*                                          2,310
40,448
     K-Swiss Inc.                                                   1,381
44,662
     K2 Inc.*                                                       2,636
33,424
     Kellwood Co.                                                   1,538
41,372
     Kelly Services                                                 1,019
29,184
     Kenneth Cole Productions Inc.                                    505
15,716
     Kforce Inc.*                                                   1,793
15,169
     Korn/Ferry International*                                      1,893
33,601
     Krispy Kreme Doughnuts*                                        3,076
21,409
     Labor Ready Inc.*                                              2,371
55,268
     Lakes Entertainment Inc.*                                        850
13,090
     Landrys Restaurants Inc.                                         914
27,502
     Lawson Products                                                  256
9,938
     La-Z Boy Inc.                                                  2,896
42,195
     Leapfrog Enterprises Inc.*                                     1,794
20,272
     Learning Tree International Inc.*                                500
6,010
     LECG Corporation*                                                821
17,454
     Libbey Inc.                                                      773
12,221
     Liberty Corp.(The)                                               860
31,657
     Life Time Fitness Inc.*                                        1,300
42,653
     Lifeline Systems Inc.*                                           678
21,777
     Lifetime Hoan Corp.*                                             403
7,871
     LIN TV Corp.*                                                  1,512
21,002
     Linens'N Things Inc.*                                          2,495
59,032
     Lithia Motors Inc.                                               855
24,667
     LKQ Corp.*                                                       782
21,230
     Lo Jack Corp.*                                                   940
16,506
     Lodgenet Entertainment Corp.*                                    903
14,981
     Lodgian Inc.*                                                  1,360
13,967
     Lone Star Steakhouse Saloon                                      989
30,075
     Luby's Inc.*                                                   1,260
15,057
     Madden Steven Ltd.*                                              726
12,894
     Magna Entertainment Corp.*                                     2,088
11,776
     Majesco Holdings Inc.*                                           900
5,886
     Mannatech Inc.                                                   881
16,757
     Manning Greg Auctions Inc.*                                      333
3,979
     Marchex Inc.*                                                  1,104
16,604
     Marcus Corp.Cil                                                1,130
23,979
     Marinemax Inc.*                                                  748
23,375
     Martha Stewart Living*                                         1,248
36,417
     Matthews International Corp.                                   1,781
69,388
     Maximus Inc.                                                   1,064
37,549
     Maytag Corp.                                                   4,430
69,374
     McCormick & Schmick's Seafood*                                   420
6,632
     Media General                                                  1,190
77,064
     Midas Group Inc.*                                                887
20,401
     Midway Games Inc.*                                               992
10,872
     Mikohn Gaming Corp*                                            1,270
18,701
     Monarch Casino & Resort Inc.*                                    510
11,240
     Monro Muffler Brake Inc.*                                        580
17,116
     Movado Group Inc.                                              1,014
19,144
     Movie Gallery Inc.                                             1,389
36,711
     MPS Group, Inc.*                                               5,769
54,344
     MTR Gaming Group Inc.*                                         1,302
15,155
     Multimedia Games Inc.*                                         1,525
16,790
     National Presto Industries Inc.                                  265
11,679
     Nautilus Group Inc.                                            1,855
52,868
     Navarre Corp.*                                                 1,422
11,369
     Navigant Consulting Co.*                                       2,727
48,159
     Navigant International Inc.*                                     864
12,692

The accompanying notes are an integral part of the financial statements.

                                     Summit Mutual Funds, Inc. - Pinnacle Series
RUSSELL 2000 SMALL CAP INDEX PORTFOLIO                   SCHEDULE OF INVESTMENTS

                                                                   SHARES
VALUE
                                                                   ----------------
------
CONSUMER CYCLICALS - 18.24% (Continued)
     Nelson Thomas Inc.                                               634   $
13,796
     Netflix Inc.*                                                  2,030
33,312
     NetRatings Inc.*                                                 781
10,622
     New York & Co Inc.*                                              720
15,163
     NIC Inc.*                                                      1,876
8,667
     Nu Skin Enterprises Inc.                                       3,124
72,789
     Nutri/System Inc.*                                             1,230
18,155
     Oakley Inc.                                                    1,350
22,991
     O'Charleys Inc.*                                               1,228
21,686
     Oshkosh B'Gosh Inc.                                              438
11,384
     Outdoor Channel Holdings Inc.*                                   320
4,403
     Overstock.Com Inc.*                                              628
22,357
     Oxford Industries Inc.                                           773
33,278
     Pacific Sunwear of California*                                 4,190
96,328
     Pantry Inc.*                                                     946
36,639
     Papa Johns International Inc.*                                   607
24,262
     Parlux Fragrances Inc.*                                          350
9,685
     Party City Corp.*                                                656
7,872
     Payless Shoesource*                                            3,723
71,482
     Pegasus Solutions Inc.*                                        1,144
12,756
     Pep Boys Manny Moe & Jack                                      3,075
41,636
     Perry Ellis International*                                       533
12,467
     Petco Animal Supplies Inc.*                                    3,200
93,824
     PHH Corporation*                                               2,920
75,102
     Phillips-Van Heusen Corp.                                      1,476
48,250
     Pier 1 Imports                                                 4,780
67,828
     Pinnacle Entertainment Inc.*                                   2,245
43,912
     Playboy Enterprises Inc.*                                      1,140
14,752
     Playtex Products Inc.*                                         2,256
24,275
     Prepaid Legal Services Inc.                                      546
24,378
     Prestige Brands Holdings Inc.*                                 1,550
30,225
     Priceline.Com Inc.*                                            1,386
32,335
     PRIMEDIA Inc.*                                                 8,281
33,537
     ProQuest Co.*                                                  1,409
46,201
     Providence Service Corp.*                                        520
12,912
     Radio One Inc.*                                                4,650
59,381
     Rare Hospitality International Inc.*                           1,905
58,045
     RC2 Corp.*                                                       992
37,269
     Reader's Digest Association                                    5,520
91,080
     Red Robin Gourmet Burgers*                                       785
48,654
     Regent Communications Inc.*                                    2,130
12,503
     Regis Corp.                                                    2,500
97,700
     Renaissance Learning Inc.                                        417
8,465
     Rent Way Inc.*                                                 1,459
14,357
     Resources Connection Inc.*                                     2,646
61,467
     Restoration Hardware Inc.*                                     1,473
12,049
     Retail Ventures Inc.*                                            921
12,562
     Revlon Inc.*                                                   8,031
24,655
     Riviera Holdings Ltd.*                                           470
10,646
     Rollins, Inc.                                                  1,600
32,064
     Ruby Tuesday, Inc.                                             3,580
92,722
     Rush Enterprises Inc.*                                         1,100
14,751
     Russ Berrie & Co Inc.                                            658
8,429
     Russell Corp.                                                  1,823
37,280
     Ryan's Restaurant Group Inc.*                                  2,326
32,587
     Saga Communications Inc.*                                        943
13,202
     Salem Communications Corp.*                                      661
13,114
     Schawk Inc.                                                      694
17,350
     Scholastic Corp.*                                              1,826
70,392
     School Specialty Inc.*                                         1,262
58,683
     Select Comfort Corp.*                                          2,001
42,881
     Sharper Image Corp.*                                             652
8,300
     Shoe Carnival Inc.*                                              415
9,030
     Shopko Stores Inc.*                                            1,653
40,184
     Shuffle Master Inc.*                                           1,986
55,668
     Sinclair Broadcast Group Inc.                                  2,448
22,228
     Sirva Inc.*                                                    1,300
11,063
     Six Flags Inc.*                                                5,169
24,036
     Skechers USA Inc.*                                             1,246
17,768
     Sohu.Com Inc.*                                                 1,373
30,096
     Sonic Automatic Inc.                                           1,626
34,569
     Source Interlink Cos Inc.*                                     1,837
22,724
     SourceCorp.*                                                     871
17,263
     Spanish Broadcasting Systems Inc.*                             2,140
21,379
     Speedway Motorsports Inc.                                        853
31,186
     Spherion Corp.*                                                3,393
22,394
     Sports Authority Inc.(The)*                                    1,433
45,569
     Stage Stores Inc.*                                             1,019
44,428
     Stamps.Com Inc.*                                                 897
16,819
     Stanley Furniture Co Inc.                                        724
17,781
     Startek Inc.                                                     618
10,148
     Steak N Shake Co.*                                             1,549
28,842
     Stein Mart Inc.                                                1,432
31,504
     Steinway Musical Intruments Inc.*                                391
11,480
     Stewart Enterprises Inc.                                       5,918
38,704
     Strayer Education Inc.                                           817
70,474
     Stride Rite Corp.                                              2,010
27,718
     Sturm Ruger & Co Inc.                                          1,176
9,843
     Syms Corp.                                                       360
5,288
     Systemax Inc.*                                                   533
3,582
     Talbots Inc.                                                   1,270
41,237
     Teletech Hldgs Inc.*                                           1,985
16,178
     Tetra Tech Inc.*                                               2,929
39,629
     Texas Roadhouse Inc.*                                          1,170
40,658
     THQ Inc.*                                                      2,178
63,750
     TiVo Inc.*                                                     3,163
21,129
     Too Inc.*                                                      1,898
44,356
     Topps Co Inc. (The)                                            1,971
19,769
     Tractor Supply Co.*                                            1,824
89,558
     Trans World Entertainment*                                     1,073
12,694
     Travelzoo Inc.*                                                  191
6,271
     Triarc Companies Inc.                                          2,124
31,563
     TRM Corp.*                                                       600
10,092
     Tuesday Morning Corp.                                          1,434
45,200
     Tupperware Corp.                                               2,954
69,035
     Tupperware Corp.                                                 710
12,723
     Unifirst Corp.                                                   512
20,756
     United Auto Group Inc.                                         1,490
44,402
     United Natural Foods Inc.*                                     2,268
68,879
     United Online Inc.                                             3,410
37,033
     United Stationers Inc.*                                        1,848
90,737
     Universal Electronics Inc.*                                      754
12,509
     Universal Technical Institute*                                 1,188
39,442
     Usana Inc.*                                                      569
24,069
     Vail Resorts Inc.*                                             1,705
47,911
     Valassis Communication*                                        2,771
102,666
     ValueClick Inc.*                                               4,609
56,829
     Valuevision Media Inc.*                                        1,518
18,231

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS                   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

                                                                  SHARES
VALUE
                                                                  -----------------
-----
CONSUMER CYCLICALS - 18.24% (Continued)
     Ventiv Health Inc.*                                           1,484    $
28,612
     Vertrue Inc.*                                                   427
16,636
     Viad Corp.                                                    1,240
35,142
     Volt Information Sciences Inc.*                                 443
10,512
     Wackenhut Corrections Corp.*                                    533
13,352
     Warnaco Group Inc.*                                           2,567
59,683
     Waste Connections Inc.*                                       2,599
96,917
     Waste Industries USA Inc.                                       330
4,666
     Waste Services Inc.*                                          3,540
13,594
     Water Pik Technologies Inc.*                                    678
12,916
     Watson Wyatt & Co. Holdings                                   1,812
46,442
     Websidestory Inc.*                                              500
7,330
     Wesco International Inc.*                                     1,776
55,731
     West Marine Inc.*                                               761
13,744
     Wet Seal Inc.*                                                2,380
16,148
     Weyco Group Inc.                                                324
6,384
     Wilsons The Leather Experts*                                  1,050
6,972
     Wireless Facilities Inc.*                                     3,124
19,775
     WMS Industries Inc.*                                          1,184
39,960
     Wolverine World Wide Inc.                                     3,229
77,528
     World Fuel Services Corp.                                     1,272
29,778
     World Wrestling Entertainment                                 1,137
12,985
     WPT Enterprises Inc.*                                           320
6,237
     Yankee Candle Co. Inc.                                        2,516
80,764
     Zale Corp.*                                                   2,810
89,049
     Zumiez Inc.*                                                    170
4,956
                                                                            -------
-----

12,465,190
                                                                            -------
-----
CONSUMER STAPLES - 1.85%
     Alliance One Internation Inc.                                 4,807
28,890
     American Italian Pasta Co.                                    1,028
21,609
     Arden Group Inc.                                                 73
5,787
     Boston Beer Inc.*                                               541
12,140
     Casey's General Stores Inc.                                   2,791
55,318
     Chiquita Brands International Inc.                            2,307
63,350
     Coca-Cola Bottling Co.                                          257
12,989
     Farmer Bros Co.                                                 371
8,258
     Flowers Foods Inc.                                            1,855
65,593
     Great Atlantic & Pacific Tea*                                   973
28,275
     Green Mountain Coffee Roaster*                                  250
8,483
     Hain Celestial Group Inc.*                                    1,622
31,629
     Hansen Natural Corp.*                                           424
35,921
     Ingles Markets Inc.                                             623
8,579
     J & J Snack Foods Corp.                                         346
18,113
     Lance Inc.                                                    1,660
28,569
     Longs Drug Stores Corp.                                       1,708
73,529
     M & F Worldwide Corp.*                                          601
8,029
     Maui Land & Pineapple Co. Inc.*                                 188
7,159
     Nash Finch Co.                                                  712
26,159
     National Beverage Corp.*                                        416
3,320
     Natures Sunshine Prods Inc.                                     621
10,830
     NBTY Inc.*                                                    3,090
80,155
     Pathmark Stores Inc.*                                         1,670
14,629
     Peet's Coffee & Tea Inc.*                                       753
24,879
     Performance Food Group Co.*                                   2,611
78,878
     Provide Commerce Inc.*                                          448
9,672
     RalCorp Holdings Inc.                                         1,646
67,733
     Ruddick Corp.                                                 1,895
48,379
     Sanderson Farms Inc.                                            998
45,349
     Sanfilippo (John B) & Son Inc.*                                 439
10,123
     Schweitzer-Mauduit International Inc.                           844
26,274
     Seaboard Corp.                                                   18
29,952
     Sensient Technologies                                         2,613
53,854
     Smart & Final Inc.*                                             742
9,090
     Spartan Stores Inc.*                                          1,150
16,871
     Star Scientific Inc.*                                         2,009
8,980
     Tiens Biotech Group Inc.*                                       230
1,474
     Tootsie Roll Industries Inc.                                  1,390
40,658
     Universal Corp.                                               1,423
62,299
     Vector Group Ltd.                                             1,386
25,738
     Weis Markets Inc.                                               796
30,877
     Wild Oats Markets Inc.*                                       1,584
18,137
                                                                            -------
-----

1,266,530
                                                                            -------
-----
ENERGY - 4.83%
     Alpha Natural Resources Inc.*                                 1,640
39,163
     Atlas America Inc.*                                             140
5,207
     ATP Oil & Gas Corp.*                                          1,010
23,634
     Atwood Oceanics Inc.*                                           737
45,370
     Berry Petroleum Co.                                             955
50,500
     Bill Barrett Corp.*                                             730
21,592
     Bois D'Arc Energy Inc.*                                         750
11,063
     Brigham Exploration Co.*                                      1,419
12,955
     Cabot Oil & Gas Corp.                                         2,727
94,627
     Cal Dive International Inc.*                                  2,156
112,910
     Callon Petroleum Co.*                                           697
10,302
     Calpine Corp.*                                               29,808
101,347
     Carbo Ceramics Inc.                                             723
57,088
     Carrizo Oil & Gas Inc.*                                       1,040
17,742
     Cheniere Energy Inc.*                                         2,662
82,788
     Cimarex Energy Co.*                                           4,517
175,756
     Clayton Williams Energy Inc.*                                   311
9,327
     Comstock Resources Inc.*                                      2,271
57,434
     Crosstex Energy Inc.                                            344
16,615
     Delta Petroleum Corp.*                                        1,699
23,990
     Dril-Quip Inc.*                                                 390
11,314
     Edge Petroleum Corp.*                                           956
14,933
     Encore Acquisition Co.*                                       1,830
75,030
     Endeavor International Corp.*                                 3,120
11,326
     Energy Partners Ltd.*                                         1,861
48,777
     Evergreen Solar Inc.*                                         2,190
14,082
     Foundation Coal Holdings Inc.                                 1,320
34,241
     Frontier Oil Corp.                                            3,032
88,988
     Fuelcell Energy Inc.*                                         2,675
27,312
     FX Energy Inc.*                                               1,926
21,244
     Gasco Energy Inc.*                                            3,570
13,208
     Giant Industries Inc.*                                          745
26,820
     Global Industries Ltd.*                                       4,612
39,202
     Global Power Equipment Group*                                 1,986
15,789
     Goodrich Petroleum Corp.*                                       570
11,731
     Grey Wolf Inc.*                                              10,600
78,546
     Gulf Island Fabrication Inc.                                    518
10,298
     Hanover Compressor*                                           4,342
49,976
     Harvest Natural Resources Inc.*                               2,087
22,811
     Holly Corp.                                                   1,222
57,031
     Hornbeck Offshore Services Inc.*                                797
21,591
     Houston Exploration Co.*                                      1,589
84,296
     Hydril Co.*                                                   1,052
57,176
     Input/Output Inc.*                                            3,872
24,316
     James River Coal Co.*                                           730
25,295

The accompanying notes are an integral part of the financial statements.

                                     Summit Mutual Funds, Inc. - Pinnacle Series
RUSSELL 2000 SMALL CAP INDEX PORTFOLIO                   SCHEDULE OF INVESTMENTS

                                                                  SHARES
VALUE
                                                                  -----------------
-----
ENERGY - 4.83% (Continued)
     KCS Energy Inc.*                                              2,763    $
47,993
     KFX Inc.*                                                     3,253
46,485
     Lufkin Industries Inc.                                          786
28,280
     Markwest Hydrocarbon Inc.                                       310
7,192
     McMorRan Exploration Co.*                                     1,151
22,456
     Meridian Resource Corp.*                                      4,856
23,212
     Mission Resources Corp.*                                      2,309
18,634
     Newpark Resources Inc.*                                       4,687
35,152
     Oceaneering International Inc.*                               1,443
55,772
     Oil States International Inc.*                                2,267
57,060
     Ormat Technologies Inc.                                         400
7,640
     Pacific Ethanol Inc.*                                           170
1,695
     Parallel Petroleum Corp.*                                     1,730
15,311
     Parker Drilling Co.*                                          5,304
37,181
     Penn Virginia Corp.                                           1,032
46,099
     Petrohawk Energy Corp.*                                       1,320
14,256
     Petroleum Development Corp.*                                    918
29,238
     Petroquest Energy Inc.*                                       2,260
14,848
     Pioneer Drilling Company*                                     1,100
16,786
     Plug Power Inc.*                                              2,439
16,707
     Remington Oil & Gas Corp.*                                    1,298
46,339
     Resource America Inc.                                           886
34,138
     RPC Inc.                                                        817
13,824
     Seacor Holdings Inc.*                                           909
58,449
     Spinnaker Exploration Co.*                                    1,390
49,331
     St Mary Land & Exploration Co.                                3,172
91,925
     Stone Energy Corp.*                                           1,333
65,184
     Superior Energy Services Inc.*                                4,322
76,932
     Swift Energy Co.*                                             1,577
56,488
     Syntroleum Corp.*                                             2,176
22,326
     Tetra Technologies Inc.*                                      1,255
39,972
     Tipperary Corp.*                                              1,000
6,250
     Todco*                                                        2,630
67,512
     Toreador Resources Corp.*                                       790
19,189
     Transmontaigne Inc.*                                          2,034
21,357
     Tri-Valley Corp.*                                             1,240
17,273
     Universal Compression Holdings*                                 988
35,805
     Veritas Dgc Inc.*                                             1,886
52,318
     W&T Offshore Inc.                                               700
16,849
     Warren Resources Inc.*                                        1,030
10,764
     W-H Energy Services Inc.*                                     1,557
38,815
     Whiting Petroleum Corp.*                                      1,658
60,202
                                                                            -------
-----

3,297,982
                                                                            -------
-----
FINANCIAL - 22.29%
     21st Century Insurance Group                                  1,786
26,504
     Aames Investment Corp.                                        2,310
22,453
     ABC Bancorp                                                     662
11,969
     Acadia Realty Trust                                           1,540
28,721
     Accredited Home Lenders*                                        974
42,856
     Ace Cash Express Inc.*                                          631
16,128
     Advance America Cash Advance Centers                          3,780
60,480
     Advanta Corp.                                                 1,056
29,737
     Advent Software, Inc.*                                        1,193
24,170
     Affirmative Insurance Holdings                                  540
8,559
     Affordable Residential                                        1,440
19,224
     Agree Realty Corp.                                              430
13,008
     Alabama National Bancorp                                        754
49,289
     Alexander's Inc.*                                               110
27,363
     Alexandria Real Estate Equity                                 1,172
86,083
     Alfa Corp.                                                    1,804
26,555
     Amcore Financial Inc.                                         1,180
35,258
     Amegy Bancorporation Inc.                                     3,894
87,148
     American Campus Communities                                     700
15,876
     American Equity Investment Life Holding Co.                   1,820
21,622
     American Home Mortgage Investment Corp.                       1,963
68,626
     American Physicans Capital Inc.*                                414
15,380
     Americanwest Bancorp*                                           573
11,431
     Ames National Corp.                                             160
17,690
     AMLI Residential Properties Trust                             1,421
44,420
     Anchor Bancorp Wis Inc.                                       1,258
38,067
     Anthracite Capital Inc.                                       2,961
35,088
     Anworth Mortgage Asset Corp.                                  2,621
25,791
     Apollo Investment Corp.                                       3,456
63,694
     Arbor Realty Trust Inc.                                         716
20,549
     Archipelago Holdings Llc*                                     1,640
63,944
     Ares Capital Corp.                                            1,288
22,965
     Argonaut Group Inc.*                                          1,552
35,836
     Arrow Financial Corp.                                           562
15,646
     Ashford Hospitality Trust                                     1,926
20,801
     Asset Acceptance Capital Corp.*                                 500
12,955
     Asta Funding Inc.                                               575
15,974
     Baldwin & Lyons Inc.                                            418
10,074
     Banc Corp.*                                                     740
7,829
     BancFirst Corp.                                                 217
18,877
     Bancorp Inc.*                                                   502
8,755
     BancorpSouth Inc.                                             4,342
102,471
     Banctrust Financial Group Inc.                                  516
10,077
     Bank Granite Corp.                                              737
14,106
     Bank Mutual Corp.                                             3,185
35,226
     Bank Of The Ozarks Inc.                                         626
20,558
     BankAtlantic Bancorp Inc.                                     2,432
46,086
     Bankrate Inc.*                                                  530
10,674
     BankUnited Financial Corp.                                    1,439
38,911
     Banner Corp.                                                    578
16,190
     Bedford Property Investors Inc.                                 816
18,784
     Berkshire Hills Bancorp Inc.                                    288
9,596
     Beverly Hills Bancorp Inc.                                      770
8,432
     BFC Financial Corporation*                                    1,101
9,392
     Bimini Mortgage Management Inc.                               1,170
16,497
     Biomed Realty Trust Inc.                                      1,750
41,738
     BKF Capital Group Inc.                                          380
14,406
     Boston Private Financial Holdings Inc.                        1,556
39,211
     Boykin Lodging Co.*                                             970
12,998
     Brandywine Realty Trust                                       3,107
95,230
     Bristol West Holdings Inc.                                      960
17,568
     Brookline Bancorp Inc.                                        3,422
55,642
     Calamos Asset Management Inc.                                 1,280
34,867
     Camden National Corp.                                           424
13,886
     Capital Automotive REIT                                       2,165
82,638
     Capital Bancorp Ltd.                                            691
23,225
     Capital City Bank Group Inc.                                    513
20,725
     Capital Corp Of The West                                        513
14,236
     Capital Crossing Bank*                                          330
11,253
     Capital Lease Funding Inc.                                    1,342
14,561
     Capital Southwest Corp.                                         153
13,720
     Capital Trust                                                   661
22,084
     Cardinal Financial Corp.*                                     1,280
12,019
     Cascade Bancorp                                                 939
19,757

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS                   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                                  SHARES
VALUE
                                                                  -----------------
-----
FINANCIAL - 22.29% (Continued)
     Cash America International Inc.                               1,610    $
32,393
     Cathay Bancorp Inc.                                           2,524
85,084
     CCC Information Services Group*                                 462
11,065
     Cedar Shopping Centers Inc.                                   1,119
16,505
     Center Financial Corp.                                          623
15,469
     Central Coast Bancorp*                                          645
11,675
     Central Pacific Financial Co.                                 1,681
59,844
     Ceres Group Inc.*                                             1,925
11,704
     Charter Financial Corp.                                         217
7,582
     Chartermac                                                    2,242
49,234
     Chemical Financial Corp.                                      1,402
46,420
     Chittenden Corp.                                              2,582
70,230
     Citizens & Northern Corp.                                       460
14,370
     Citizens Banking Corp Michigan                                2,393
72,316
     Citizens Inc.*                                                1,758
10,724
     City Bank Lynnwood                                              433
13,432
     City Holding Co.                                                923
33,708
     Clifton Savings Bancorp Inc.                                    758
8,004
     CNA Surety Corp.*                                               873
12,964
     Coastal Financial Corp.                                         805
11,866
     CoBiz Inc.                                                      813
14,740
     Cohen & Steers Inc.                                             460
9,481
     Collegiate Funding Services*                                    820
11,956
     Colonial Properties Trust                                     2,190
96,360
     Colony Bankcorp Inc.                                            300
9,012
     Columbia Bancorp                                                303
11,044
     Columbia Banking Systems Inc.                                   873
21,493
     Commercial Bankshares Inc.                                      260
10,091
     Commercial Capital Bancorp Inc.                               2,457
41,056
     Commercial Federal Corp.                                      2,128
71,671
     Commercial Net Lease Realty                                   2,897
59,302
     Community Bancorp*                                              270
8,375
     Community Bank System Inc.                                    1,686
41,122
     Community Banks Inc.                                            598
15,500
     Community Trust Bancorp Inc.                                    821
26,863
     CompuCredit Corp.*                                            1,155
39,593
     Corporate Office Properties Trust                             1,614
47,532
     Correctional Properties Trust                                   613
17,348
     Corus Bankshares Inc.                                         1,043
57,876
     Cousins Properties Inc.                                       2,186
64,662
     Crawford & Co.                                                1,292
9,587
     Credit Acceptance Corp.*                                        547
8,145
     Criimi Mae Inc.*                                                870
19,010
     Crt Properties Inc.                                           1,772
48,376
     CVB Financial Corp.                                           2,620
51,562
     Cybersource Corp.*                                            1,487
10,870
     Danielson Holding Corp.*                                      5,983
72,813
     Delphi Financial Group Inc.                                   1,550
68,433
     Delta Financial Corp.                                           600
5,706
     Diamondrock Hospitality Co.                                   1,370
15,481
     Digital Insight Corp.*                                        1,942
46,453
     Digital Realty Trust Inc.                                       490
8,516
     Dime Community Bancshares                                     1,485
22,572
     Direct General Corp.                                            887
16,507
     Donegal Group Inc.                                              523
10,439
     Doral Financial Corp.                                         4,780
79,061
     Eastgroup Propties Inc.                                       1,224
51,543
     ECC Capital Corp.                                             3,170
21,112
     Education Realty Trust Inc.                                   1,220
22,326
     eFunds Corp.*                                                 2,519
45,317
     Electro Rent Corp.*                                           1,001
14,555
     E-Loan Inc.*                                                  3,050
10,187
     EMC Insurance Group Inc.                                        346
6,256
     Encore Capital Group Inc.*                                      813
13,821
     Enstar Group Inc.*                                              176
11,929
     Enterprise Financial Service*                                   430
10,170
     Entertainment Properties Trust                                1,419
65,274
     Equity Inns Inc.                                              2,983
39,674
     Equity Lifestyle Properties                                   1,053
41,867
     Equity One Inc.                                               2,054
46,626
     eSpeed Inc.*                                                  1,158
10,318
     Eurobancshares Inc.*                                            510
8,186
     Euronet Worldwide Inc.*                                       1,725
50,146
     Extra Space Storage Inc.                                      1,730
24,791
     Factset Research Systems Inc.                                 1,909
68,419
     Farmer Mac                                                      610
13,451
     Farmers Capital Bank Corp.                                      336
11,639
     FBL Financial Group Inc.                                        720
19,879
     FelCor Lodging Trust Inc.*                                    2,776
40,196
     Fidelity Bankshares Inc.                                      1,242
32,938
     Fieldstone Investment Corp.                                   2,710
39,024
     Financial Federal Corp.                                         971
37,519
     Financial Institutions Inc.                                     500
9,010
     First Acceptance Corporation*                                   948
8,968
     First Bancorp (NorthCarolina)                                   632
13,986
     First Bancorp (Puerto Rico)                                   1,896
76,124
     First Busey Corp.                                               781
15,081
     First Cash Inc.*                                                713
15,237
     First Charter Corp.                                           1,684
36,997
     First Citizens Bancshares Inc.                                  337
48,713
     First Commonwealth Financial Corp.                            3,872
53,046
     First Community Bancorp                                         729
34,628
     First Community Bancshares Inc.                                 564
18,330
     First Defiance Financial Corp.                                  390
10,409
     First Financial Bancorp                                       1,951
36,874
     First Financial Corp.                                           746
21,433
     First Financial Bankshares, Inc.                              1,022
34,584
     First Financial Holdings Inc.                                   687
20,548
     First Indiana Corp.                                             597
17,713
     First Industrial Realty Trust Inc.                            2,383
95,082
     First Merchants Corp.                                         1,028
25,546
     First Midwest Bancorp Inc.                                    2,541
89,367
     First Niagara Financial Group                                 6,415
93,531
     First Oak Brook Bancshares Inc.                                 370
10,441
     First Place Financial Corp.                                     839
16,856
     First Potomac Realty Trust                                      910
22,568
     First Regional Bancorp*                                         130
8,600
     First Republic Bank                                           1,198
42,325
     First Source Corp.                                              655
15,026
     First South Bancorp Inc.                                        270
8,608
     First State Bancorp                                             858
16,551
     Firstfed Financial Corp.*                                       916
54,603
     Flagstar Bancorp Inc.                                         1,922
36,383
     Flushing Financial Corp.                                      1,073
19,743
     FNB Corp. (Pennsylvania)                                      3,127
61,446
     FNB Corp. (Virginia)                                            409
11,452
     FPIC Ins Group Inc.*                                            569
16,689
     Franklin Bank Corp.*                                          1,125
21,105
     Fremont General Corp.                                         3,610
87,831

The accompanying notes are an integral part of the financial statements.

                                     Summit Mutual Funds, Inc. - Pinnacle Series
RUSSELL 2000 SMALL CAP INDEX PORTFOLIO                   SCHEDULE OF INVESTMENTS

                                                                  SHARES
VALUE
                                                                  -----------------
-----
FINANCIAL - 22.29% (Continued)
     Frontier Financial Corp.                                      1,369    $
34,581
     Gabelli Asset Management Inc.                                   394
17,411
     Gables Residential Trust                                      1,628
70,378
     GATX Corp.                                                    2,444
84,318
     GB&T Bancshares Inc.                                            705
16,751
     Getty Rlty Corp.                                                975
27,008
     GFI Group Inc.*                                                 330
11,748
     Glacier Bancorp Inc.                                          1,736
45,362
     Gladstone Capital Corp.                                         632
14,789
     Glenborough Realty Trust Inc.                                 1,794
36,938
     Glimcher Realty Trust                                         1,984
55,056
     GMH Communities Trust                                         1,680
23,268
     Gold Banc Corp. Inc.                                          2,173
31,617
     Government Properties Trust Inc.                              1,148
11,159
     Gramercy Capital Corp.                                          760
18,590
     Great American Financial                                        469
9,291
     Great Southern Bancorp Inc.                                     582
18,211
     Greater Bay Bancorp                                           2,842
74,944
     Greene County Bancshares Inc.                                   360
9,835
     Greenhill & Co.                                                 662
26,818
     Hancock Holding Co.                                           1,482
50,981
     Hanmi Financial Corp.                                         2,216
37,007
     Harbor Florida Bancshares Inc.                                1,156
43,281
     Harland (John H) Co.                                          1,531
58,178
     Harleysville Group                                              735
15,354
     Harleysville National Corp.                                   1,457
33,744
     Harris & Harris Group Inc.*                                     959
11,422
     Healthextras Inc.*                                            1,177
23,622
     Heartland Financial Usa Inc.                                    590
11,523
     Henry (Jack) & Assoc.                                         4,030
73,789
     Heritage Commerce Corp.*                                        660
12,118
     Heritage Property Investment                                  1,528
53,511
     Hersha Hospitality Trust                                      1,130
10,780
     Highland Hospitality Corp.                                    2,236
23,366
     Highwoods Properties                                          2,991
89,012
     Hilb Rogal & Hobbs Co.                                        1,778
61,163
     Home Properties Inc.                                          1,749
75,242
     Homebanc Corp.                                                3,140
28,543
     Homestore Inc.*                                               8,203
16,652
     Horace Mann Educators                                         2,381
44,810
     Horizon Financial Corp.                                         564
12,521
     Hudson United Bancorp                                         2,490
89,889
     Huron Consulting Group Inc.*                                    370
8,714
     Hypercom Corp.*                                               2,912
18,841
     IBERIABANK Corp.                                                427
26,307
     IMPAC Mortgage Holdings Inc.                                  4,183
78,013
     Independence Holding Co.                                        259
4,571
     Independent Bank Corp.                                        1,173
33,360
     Independent Bank Corp Massachusetts                             857
24,176
     Infinity Property & Casuality                                 1,149
40,077
     Inland Real Estate Corporation                                3,730
59,978
     Innkeepers USA Trust                                          2,367
35,363
     Integra Bank Corp.                                              849
19,204
     Interchange Financial Services Corp.                            954
17,506
     International Securities Exch*                                  630
15,819
     Interpool Inc.                                                  450
9,621
     Investment Technology Group*                                  2,209
46,433
     Investors Real Estate Trust*                                  2,468
23,841
     Ipayment Inc.*                                                  678
24,761
     Irwin Financial Corp.                                         1,014
22,501
     ITLA Capital Corp.*                                             319
17,194
     Jones Lang Lasalle Inc.*                                      1,895
83,816
     Kansas City Life Insurance Co.                                  202
9,706
     Kearr Financial Corp.                                         1,210
14,278
     Kilroy Realty Corp.                                           1,603
76,126
     Kite Realty Group Trust                                       1,070
16,050
     KMG America Corp.*                                            1,170
11,630
     KNBT Bancorp Inc.                                             1,825
27,539
     Knight Capital Group Inc.*                                    5,969
45,484
     Kronos Inc.*                                                  1,782
71,975
     La Quinta Properties Inc.*                                   10,080
94,046
     LaBranche & Co.*                                              3,002
18,913
     Lakeland Bancorp Inc.                                           967
15,095
     Lakeland Financial Corp.                                        324
13,180
     Landamerica Financial Group                                   1,008
59,845
     LaSalle Hotel Properties                                      1,667
54,694
     Lexington Corp Properties Trust                               2,734
66,464
     LTC Properties Inc.                                           1,200
24,840
     Luminent Mortgage Capital Inc.                                2,125
22,929
     Macatawa Bank Corp.                                             569
19,739
     MAF Bancorp Inc.                                              1,794
76,477
     Maguire Properties Inc.                                       1,933
54,780
     Main Street Banks Inc.                                          869
22,124
     Mainsource Financial Group                                      570
10,311
     Marketaxess Holdings Inc.*                                    1,280
14,464
     Marlin Business Services Inc.*                                  360
7,236
     MB Financial Inc.                                             1,221
48,632
     MBT Financial Corp.                                             824
15,862
     MCG Capital Corp.                                             2,630
44,920
     McGrath Rent Corp.                                            1,146
27,160
     Mercantile Bank Corp.                                           405
17,807
     Meristar Hospitality Corp.*                                   4,861
41,804
     Metris Companies Inc.*                                        3,235
46,778
     MFA Mortgage Investments Inc.                                 4,571
34,054
     Mid-America Apartment Communities Inc.                        1,050
47,690
     Midland Co.                                                     594
20,903
     Mid-State Bancshares                                          1,272
35,322
     Midwest Banc Holdings Inc.                                      633
12,210
     MoneyGram International                                       4,800
91,776
     Morningstar Inc.*                                               470
13,231
     Mortgageit Holdings Inc.                                        940
17,155
     Nara Bancorp                                                  1,030
15,120
     NASB Financial Inc.                                             171
7,498
     Nasdaq Stock Market Inc.*                                     2,480
46,773
     National Financial Partners                                   1,953
76,440
     National Health Investors Inc.                                1,303
36,575
     National Health Realty Inc.                                     400
7,444
     National Interstate Corp.*                                      250
5,018
     National Penn Bancshares Inc.                                 1,917
47,887
     National Western Life Ins Co.*                                  124
24,042
     Nationwide Health Properties Inc.                             3,732
88,113
     Navigators Group Inc.*                                          497
17,181
     NBC Capital Corp.                                               381
9,274
     NBT Bancorp Inc.                                              1,798
42,505
     NCO Group Inc.*                                               1,782
38,545
     NDCHealth Corp.                                               2,001
35,958
     Net Bank Inc.                                                 2,570
23,952
     Newalliance Bancshares Inc.                                   6,340
89,077

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS                   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

                                                                  SHARES
VALUE
                                                                  -----------------
-----
FINANCIAL - 22.29%(Continued)
     Newcastle Investment Corp.                                    2,424    $
73,084
     NGP Capital Resources Co.                                       960
14,333
     Northern Empire Bancshares*                                     440
13,614
     Northstar Realty Finance Corp.                                1,060
11,119
     Northwest Bancorp Inc.                                        1,094
23,258
     Novastar Financial Inc.                                       1,465
57,355
     OceanFirst Financial Corp.                                      498
11,210
     Ocwen Financial Corp.*                                        1,908
12,898
     Odyssey Re Holdings Corp.                                       660
16,289
     Ohio Casualty Corp.                                           3,483
84,219
     Old National Bancorp                                          3,785
80,999
     Old Second Bancorp Inc.                                         750
21,818
     Omega Financial Corp.                                           699
21,704
     Omega Healthcare Investors Inc.                               2,830
36,394
     One Liberty Properties Inc.                                     430
8,905
     Optionsxpress Holdings Inc.                                   1,150
17,480
     Oriental Financial Group Inc.                                 1,183
18,053
     Origen Financial Inc.                                           950
7,030
     Pacific Capital Bancorp                                       2,542
94,257
     Park National Corp.                                             680
75,140
     Parkway Properties Inc.                                         784
39,208
     Partners Trust Financial Group                                2,766
29,541
     Peapack Gladstone Financial Corp.                               461
12,770
     Pennfed Financial Services Inc.                                 504
8,508
     Pennrock Financial Services Corp.*                              430
15,433
     Pennsylvania Commerce Bancorp*                                  240
7,860
     Pennsylvania Real Estate Investment Trust                     2,030
96,425
     Peoples Bancorp Inc.                                            525
14,044
     PFF Bancorp Inc.                                              1,080
32,713
     Phoenix Companies Inc.                                        5,281
62,844
     Pico Holdings Inc.*                                             447
13,303
     Pinnacle Financial Partners*                                    400
9,600
     Piper Jaffray Companies Inc.*                                 1,136
34,568
     Placer Sierra Bancshares                                        370
10,090
     PMA Capital Corp.*                                            1,781
15,726
     Portfolio Recovery Associates*                                  863
36,263
     Post Properties Inc.                                          2,217
80,056
     Preferred Bank Los Angeles                                      230
9,131
     Premierwest Bancorp*                                            730
10,819
     Prentiss Properties Trust                                     2,513
91,574
     Presidential Life Corp.                                       1,142
19,540
     PRG-Schultz International Inc.*                               2,302
6,492
     PrivateBancorp Inc.                                             917
32,443
     ProAssurance Corp.*                                           1,457
60,843
     Prosperity Bancshares Inc.                                    1,184
33,874
     Provident Bankshares Corp.                                    1,828
58,331
     Provident Financial Holdings                                    272
7,646
     Provident Financial Services                                  4,032
70,842
     Provident New York Bancorp Inc.                               2,259
27,356
     PS Business Parks Inc.                                          912
40,538
     QC Holdings Inc.*                                               410
5,920
     R&G Financial Corp.                                           1,552
27,455
     RAIT Investment Trust                                         1,423
42,619
     Ramco-Gershenson Properties Trust                               805
23,570
     Redwood Trust Inc.                                            1,095
56,502
     Renasant Corp.                                                  578
17,779
     Republic Bancorp Inc. (Kentucky)                                396
8,597
     Republic Bancorp Inc.                                         3,897
58,377
     RLI Corp.                                                     1,250
55,750
     Rockville Financial Inc.*                                       490
5,988
     Royal Bancshares Pa Inc.                                        248
5,890
     S & T Bancorp Inc.                                            1,477
53,320
     S1 Corp.*                                                     3,894
18,341
     Safety Insurance Group Inc.                                     644
21,741
     Sanders Morris Harris Group Inc.                                713
12,264
     Sandy Spring Bancorp Inc.                                       818
28,655
     Santander Bancorp                                               295
7,393
     Saul Centers Inc.                                               613
22,283
     Saxon Capital Inc.                                            2,770
47,284
     SCBT Financial Corp.                                            443
14,021
     Seabright Insurance Holdings*                                   450
5,144
     Seacoast Banking Corp.                                          644
12,680
     Security Bank Corp.                                             538
12,320
     Selective Insurance Group Inc.                                1,568
77,694
     Senior Housing Property Trust                                 3,311
62,611
     Sierra Bancorp                                                  300
6,804
     Signature Bank*                                                 652
15,909
     Simmons First National Corp.                                    796
21,580
     Sizeler Property Investors Inc.                               1,030
13,596
     Sotheby's Holdings*                                           2,265
31,031
     Sound Federal Bancorp Inc.                                      620
10,019
     Southside Bancshares Inc.                                       540
11,070
     Southwest BanCorp Inc. Oklahoma                                 759
15,544
     Sovran Self Storage Inc.                                        897
40,778
     Spirit Finance Corp.                                          3,750
44,063
     State Auto Financial Corp.                                      783
24,304
     State Bancorp Inc.                                              452
10,224
     State Financial Services Corp.                                  320
12,883
     Sterling Bancorp                                              1,013
21,628
     Sterling Bancshares Inc.                                      2,517
39,165
     Sterling Financial Corp. (Pennsylvania)                       1,420
30,260
     Sterling Financial Corp. (Washington)*                        1,280
47,872
     Stewart Information Services Corp.                              949
39,858
     Stifel Finl Corp.*                                              467
11,283
     Strategic Hotel Capital Inc.                                  1,670
30,060
     Suffolk Bancorp                                                 589
19,019
     Summit Banshares Inc.                                           570
9,861
     Summit Financial Group Inc.                                     290
9,480
     Sun Bancorp Inc.*                                               626
12,939
     Sun Communities Inc.                                            902
33,545
     Sunstone Hotel Investors Inc.                                 1,320
32,023
     Susquehanna Bancshares Inc.                                   2,585
63,565
     SVB Financial Group*                                          1,975
94,603
     SWS Group Inc.                                                  858
14,740
     SY Bancorp Inc.                                                 667
15,241
     Tanger Factory Outlet Ctrs Inc.                               1,530
41,203
     Taubman Centers Inc.                                          2,816
95,997
     Taylor Capital Group Inc.                                       223
8,753
     Technology Investment Capital Corp.                             740
10,952
     Texas Capital Bancshares Inc.*                                1,243
24,537
     Texas Regional Bancshares                                     2,283
69,586
     Tierone Corp.                                                 1,005
27,266
     TNS Inc.*                                                       722
16,873
     Tompkins Trustco Inc.                                           355
15,407
     Tower Group Inc.                                                930
14,536
     Town & Country Trust                                            980
27,940
     Tradestation Group Inc.*                                      1,100
9,438
     Triad Guaranty Inc.*                                            497
25,044

The accompanying notes are an integral part of the financial statements.

                                     Summit Mutual Funds, Inc. - Pinnacle Series
RUSSELL 2000 SMALL CAP INDEX PORTFOLIO                   SCHEDULE OF INVESTMENTS

                                                                  SHARES
VALUE
                                                                  -----------------
-----
CONSUMER CYCLICALS - 18.24% (Continued)
     TriCo Bancshares                                                675    $
15,080
     TrustCo Bank Corp.                                            4,186
54,669
     Trustmark Corp.                                               2,627
76,866
     Trustreet Properties Inc.                                     3,218
53,451
     U-Store-It Trust                                              1,590
30,290
     UCBH Holdings Inc.                                            5,080
82,499
     UICI                                                          1,961
58,379
     UMB Financial Corp.                                             868
49,502
     Umpqua Holdings Corp.                                         2,464
58,003
     Union Bankshares Corp.                                          489
18,885
     United Bankshares Inc.                                        2,076
73,926
     United Community Banks Inc.                                   1,755
45,665
     United Community Financial Corp.                              1,500
16,410
     United Fire & Casualty Co.                                      852
37,846
     United Panam Financial Corp.*                                   281
7,701
     United Rentals*                                               3,732
75,424
     United Security Bancshares Inc.                                 320
9,843
     Universal American Financial*                                 1,391
31,464
     Universal Health Realty Trust                                   653
24,885
     Univest Corp Of PA                                              634
18,995
     Unizan Financial Corp.                                        1,226
32,845
     Urstadt Biddle Properties                                     1,168
20,230
     USB Holding Co. Inc.                                            611
14,297
     USI Holdings Corp.*                                           2,531
32,599
     Value Line Inc.                                                  71
2,787
     Vineyard Natl Bancorp Co.                                       430
13,571
     Virginia Commerce BanCorp Inc.*                                 510
12,408
     Virginia Financial Group Inc.                                   394
13,825
     W Holding Co. Inc.                                            6,070
62,035
     Waddell & Reed Financial Investment                           4,230
78,255
     Washington Real Estate Investment Trust                       2,331
72,727
     Washington Trust BanCorp Inc.                                   651
18,013
     Wesbanco Inc.                                                 1,261
37,855
     West Bancorp                                                    930
17,484
     West Coast Bancorp                                              825
20,138
     Westamerica Bancorp                                           1,818
96,009
     Western Sierra Bancorp*                                         364
12,321
     Westfield Financial Inc.                                        245
5,939
     Wilshire Bancorp Inc.                                           856
12,266
     Winston Hotels Inc.                                           1,471
16,563
     Wintrust Financial Corp.                                      1,307
68,421
     World Acceptance Corp.*                                       1,051
31,583
     Wright Express Corp.*                                         2,230
41,188
     WSFS Financial Corp.                                            324
17,726
     Yardville National Bancorp                                      469
16,767
     Zenith National Insurance Corp.                                 886
60,124
     Ziprealty Inc.*                                                 390
5,008
                                                                            -------
-----

15,224,245
                                                                            -------
-----
HEALTH CARE - 11.31%
     Aastrom Biosciences Inc.*                                     5,650
17,685
     Abaxis Inc.*                                                  1,102
11,990
     Abegenix Inc.*                                                4,974
42,677
     Abiomed Inc.*                                                 1,056
9,029
     Acadia Pharmaceuticals Inc.*                                    910
7,643
     Adeza Biomedical Corp.*                                         240
4,075
     Adolor Corp.*                                                 2,167
20,045
     Advanced Neuromod Systems Inc.*                               1,099
43,608
     Albany Molecular Research Inc.*                               1,323
18,522
     Alexion Pharmaceuticals Inc.*                                 1,547
35,643
     Align Technology Inc.*                                        3,418
25,191
     Alkermes Inc.*                                                5,022
66,391
     Alliance Imaging Inc.*                                          766
8,012
     Allied Healthcare International Inc.*                         1,690
11,965
     Allscripts Healthcare Solution*                               1,859
30,878
     Alpharma Inc.                                                 2,201
31,848
     Amedisys Inc.*                                                  859
31,594
     Amercan Healthway Inc.*                                       1,840
77,777
     America Service Group Inc.*                                     605
9,589
     American Dental Partners Inc.*                                  440
10,740
     American Medical Systems*                                     3,836
79,213
     American Retirement Corp.*                                    1,540
22,515
     Amsurg Corp.*                                                 1,639
45,384
     Amylin Pharmaceuticals Inc.*                                  5,790
121,185
     Analogic Corp.                                                  758
38,143
     Andrx Group*                                                  4,060
82,459
     Angiodynamics Inc.*                                             130
2,826
     Animas Corp.*                                                   682
13,742
     Antigenics Inc.*                                              1,605
8,683
     Applera Corp-Celera Genomics*                                 4,100
44,977
     Apria Healthcare Group*                                       2,726
94,429
     Arena Pharmaceuticals Inc.*                                   1,960
13,367
     Ariad Pharmaceuticals Inc.*                                   2,951
19,654
     Arquile Inc.*                                                 1,750
11,340
     Array Biopharma Inc.*                                         1,747
11,006
     Arrow International Inc.                                      1,180
37,642
     Arthrocare Corp.*                                             1,340
46,820
     Aspect Medical Systems Inc.*                                    901
26,796
     Atherogenics Inc.*                                            2,093
33,446
     Avanir Pharmaceuticals*                                       5,970
16,716
     Barrier Therapeutics Inc.*                                      812
6,439
     Bentley Pharmaceuticals Inc.*                                 1,022
11,191
     Beverly Enterprises Inc.*                                     6,081
77,472
     Bio-Rad Laboratries Inc.*                                       978
57,907
     Bioenvision Inc.*                                             2,253
16,402
     Biomarin Pharmaceutical Inc.*                                 3,582
26,829
     Bio-Reference Labs Inc.*                                        562
7,801
     Bioscrip Inc.*                                                2,050
12,300
     Biosite Inc.*                                                   936
51,471
     Bone Care International Inc.*                                 1,117
36,827
     Bruker Biosciences Corp.*                                     2,077
8,287
     Caliper Life Sciences Inc.*                                   1,520
8,512
     Candela Corp.*                                                1,254
13,104
     Cantel Industries Inc.*                                         630
10,307
     Caraco Pharm Labs Inc.*                                         534
4,582
     Cell Genesys Inc.*                                            2,533
13,552
     Cell Therapeutics Inc.*                                       3,620
9,810
     Centene Corp.*                                                2,326
78,107
     Cepheid Inc.*                                                 2,368
17,381
     Chattem Inc.*                                                   984
40,738
     Computer Programs & Systems                                     427
15,914
     Conmed Corp.*                                                 1,642
50,524
     Connetics Corp.*                                              1,931
34,063
     Conor Medsystems Inc.*                                          460
7,061
     Corixa Corp.*                                                 3,318
14,533
     Corvel Corp.*                                                   341
8,566
     Cotherix Inc.*                                                  700
7,133
     Cubist Pharmaceuticals Inc.*                                  2,981
39,260
     Curagen Corp.*                                                2,399
12,331

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS                   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

                                                                  SHARES
VALUE
                                                                  -----------------
-----
HEALTH CARE - 11.31% (Continued)
     Curtis Inc.*                                                  2,654    $
10,351
     CV Therapeutics Inc.*                                         2,004
44,930
     Cyberonics Inc.*                                              1,175
50,983
     Cypress Bioscience Inc.*                                      1,694
22,361
     Datascope Corp.                                                 649
21,644
     Decode Genetics Inc.*                                         3,028
28,433
     Dendreon Corp.*                                               3,287
17,191
     Dexcom Inc.*                                                    260
3,247
     Diagnostic Products Corp.                                     1,272
60,204
     Digene Corp.*                                                   833
23,057
     Discovery Laboratories Inc.*                                  2,971
21,659
     Diversa Corp.*                                                1,304
6,794
     dj Orthopedics Inc.*                                          1,203
32,998
     DOV Pharmaceutical Inc.*                                      1,269
23,680
     Durect Corp.*                                                 2,025
10,307
     Dusa Pharmaceuticals Inc.*                                      942
8,761
     Eclipsys Corp.*                                               2,116
29,772
     Encore Medical Corp.*                                         2,236
12,410
     Encysive Pharmaceuticals Inc.*                                3,227
34,884
     Enzo Biochem Inc.*                                            1,523
27,307
     Enzon Pharmaceuticals Inc.*                                   2,440
15,811
     Epix Pharmaceuticals Inc.*                                    1,290
11,417
     eResarch Technology Inc.*                                     2,812
37,653
     Exelixis Inc.*                                                4,249
31,570
     Eyetech Pharmaceuticals Inc.*                                 1,880
23,763
     First Horizon Pharmaceutical*                                 1,531
29,150
     Foxhollow Technologies Inc.*                                    770
29,468
     Genesis Healthcare Corp.*                                     1,096
50,723
     Genitope Corp.*                                               1,320
16,949
     Gentiva Health Services Inc.*                                 1,300
23,218
     Geron Corp.*                                                  3,085
23,878
     GTX Inc.*                                                       423
4,205
     Haemonetics Corp.*                                            1,439
58,481
     Healthcare Services Group Inc.                                1,474
29,598
     Healthronics Surgical Services Inc.*                          1,880
24,421
     Hi-Tech Pharmacal Co. Inc.*                                     290
9,239
     Hologic Inc.*                                                 1,215
48,296
     Hooper Holmes Inc.                                            3,650
15,148
     Horizon Health Corp.*                                           580
13,566
     Human Genome Sciences Inc.*                                   7,266
84,140
     ICOS Corporation*                                             3,550
75,154
     ICU Medical Inc.*                                               771
24,803
     Idenix Pharmaceuticals Inc.*                                    690
14,959
     IDX Systems Corp.*                                            1,393
41,985
     I-Flow Corp.*                                                 1,107
18,420
     Illumina Inc.*                                                1,999
24,128
     Immucor Inc.*                                                 2,525
73,099
     Immunogen Inc.*                                               2,282
13,213
     Impax Laboratories Inc.*                                      2,710
42,547
     Incyte Corp.*                                                 4,608
32,947
     Inspire Pharmaceuticals Inc.*                                 2,329
19,610
     Integra Lifesciences Holdings*                                1,139
33,259
     Intermune Inc.*                                               1,379
17,982
     Intralase Corp.*                                                720
14,126
     Introgen Therapeutics Inc.*                                   1,020
6,569
     Intuitive Surgical Inc.*                                      1,920
89,549
     Invacare Corp.                                                1,695
75,190
     Inverness Medical Innovations*                                  951
25,962
     IRIS International Inc.*                                        910
16,198
     ISIS Pharmaceuticals Inc.*                                    3,197
12,500
     Ista Pharmaceuticals Inc.*                                      755
6,282
     Kensey Nash Corp.*                                              517
15,634
     Keryx Biopharmaceuticals Inc.*                                1,330
17,556
     Kindred Healthcare Inc.*                                      1,586
62,821
     KV Pharmaceutical Co.*                                        1,995
33,416
     Kyphon Inc.*                                                  1,605
55,838
     Labone Inc.*                                                    970
38,616
     Landauer Inc.                                                   495
25,695
     Laserscope*                                                   1,104
45,750
     LCA-Vision Inc.                                               1,135
55,002
     Lexicon Genetics Inc.*                                        3,528
17,428
     Lifecell Corp.*                                               1,624
25,675
     Ligand Pharmaceutical Inc.*                                   4,108
28,551
     Luminex Corp.*                                                1,421
13,983
     Magellan Health Services Inc.*                                1,496
52,824
     Mannkind Corp.*                                                 920
9,246
     Marshall Edwards Inc.*                                          415
2,963
     Martek Biosciences*                                           1,740
66,033
     Matria Healthcare Inc.*                                         897
28,910
     Maxygen Inc.*                                                 1,416
9,714
     Medarex Inc.*                                                 6,151
51,238
     Medcath Corp.*                                                  405
11,255
     Medicines Co.*                                                2,741
64,112
     Medicis Pharmaceuticals Corp.                                 3,010
95,507
     Mentor Corp.                                                  1,786
74,083
     Meridian Bioscience Inc.                                        620
11,749
     Merit Medical Systems Inc.*                                   1,474
22,714
     MGI Pharma Inc.*                                              3,990
86,822
     Micro Therapeutics Inc.*                                        592
2,356
     Molecular Devices Corp.*                                        938
20,289
     Molina Healthcare Inc.*                                         621
27,485
     Momenta Pharmaceuticals Inc.*                                   440
8,699
     Myogen Inc.*                                                  1,019
7,123
     Myriad Genetics Inc.*                                         1,708
26,730
     Nabi Biopharmaceuticals*                                      3,266
49,741
     Nanogen Inc.*                                                 2,667
10,241
     Nastech Pharmaceutical Co. Inc.*                              1,000
14,230
     National Healthcare Corp.                                       351
12,394
     Neighborcare Inc.*                                            2,112
70,055
     Nektar Therapeutics*                                          4,720
79,485
     Neopharm Inc.*                                                  959
9,580
     Neurocrine Biosciences Inc.*                                  2,040
85,802
     Neurogen Corp.*                                               1,265
8,627
     Neurometrix Corp.*                                              320
6,410
     New River Pharmaceuticals Inc.*                                 340
10,207
     Nitromed Inc.*                                                  514
9,997
     Northfield Laboratories Inc.*                                 1,303
18,646
     Noven Pharmaceuticals Inc.*                                   1,301
22,741
     NPS Pharmaceuticals Inc.*                                     2,154
24,448
     Nuvasive Inc.*                                                  849
14,110
     Nuvelo Inc.*                                                  2,329
18,003
     OCA Inc.*                                                     2,016
3,790
     Occulogix Inc.*                                                 660
5,537
     Odyssey Healthcare Inc.*                                      1,912
27,571
     Onyx Pharmaceuticals Inc.*                                    1,960
46,805
     Option Care Inc.                                              1,206
17,005
     Orasure Technologies Inc.*                                    2,473
24,705
     Orchid Cellmark Inc.*                                         1,360
14,702

The accompanying notes are an integral part of the financial statements.

                                     Summit Mutual Funds, Inc. - Pinnacle Series
RUSSELL 2000 SMALL CAP INDEX PORTFOLIO                   SCHEDULE OF INVESTMENTS

                                                                  SHARES
VALUE
                                                                  -----------------
-----
HEALTH CARE - 11.31% (Continued)
     Owens & Minor Inc.                                            2,201    $
71,202
     Pain Therapeutics Inc.*                                       1,556
10,503
     Paincare Holdings Inc.*                                       2,400
10,392
     Palomar Medical Technologies*                                   937
22,413
     Par Pharmaceutical Cos.*                                      1,898
60,375
     Parexel International Corp.*                                  1,453
28,842
     Pediatrix Medical Group Inc.*                                 1,269
93,322
     Penwest Pharmaceuticals Co.*                                  1,207
14,267
     Perrigo Co.                                                   4,666
65,044
     Per-Se Technologies Inc.*                                     1,194
25,098
     Pharmion Corp.*                                               1,362
31,612
     Pharmos Corp.*                                                    1
1
     Phase Forward Inc.*                                           1,230
8,364
     Polymedica Corp.                                              1,542
54,988
     Pozen Inc.*                                                   1,322
10,840
     PRA International*                                              620
16,604
     Priority Healthcare Corp.*                                    1,944
49,300
     Progenics Pharmaceuticals Inc.*                                 974
20,318
     PSS World Medical Inc.*                                       3,591
44,708
     Psychiatric Solutions Inc.*                                   1,138
55,432
     Quality Systems Inc.*                                           422
19,994
     Radiation Therapy Services Inc.*                                610
16,196
     Regeneron Pharmaceuticals Inc.*                               1,942
16,293
     Rehabcare Group Inc.*                                           926
24,752
     Renovis Inc.*                                                 1,071
16,354
     Res-Care Inc.*                                                1,120
15,187
     Rigel Pharmaceuticals Inc.*                                   1,102
21,952
     Salix Pharmaceuticals Ltd.*                                   2,039
36,009
     Savient Pharmaceuticals Inc.*                                 3,380
14,906
     Seattle Genetics Inc.*                                        1,470
7,879
     Serologicals Corp.*                                           1,934
41,098
     SFBC International Inc.*                                      1,011
39,055
     Somanetics Corp.*                                               570
12,808
     Sonosite Inc.*                                                  869
26,974
     Specialty Laboratories Inc.*                                    427
3,591
     Stemcells Inc.*                                               3,470
14,609
     Stereotaxis Inc.*                                               790
6,344
     Steris Corp.                                                  3,866
99,627
     Stratagene Corp.*                                               410
3,563
     Sunrise Assisted Living Inc.*                                   918
49,554
     Supergen Inc.*                                                2,833
13,995
     Surmodics Inc.*                                                 841
36,474
     Sybron Dental Specialties Inc.*                               2,223
83,629
     Symbion Inc.*                                                   962
22,944
     Symmetry Medical Inc.*                                          460
10,828
     Tanox Inc.*                                                   1,359
15,927
     Telik Inc.*                                                   2,892
47,024
     Tercica Inc.*                                                   617
5,362
     Thermogenesis Corp.*                                          2,530
11,006
     Thoratec Corp.*                                               2,676
41,050
     Threshold Pharmaceuticals Inc.*                                 310
2,558
     Transkaryotic Therapies Inc.*                                 1,610
58,894
     Trimeris Inc.*                                                  985
9,830
     Tripath Imaging Inc.*                                         1,676
14,347
     U.S. Physical Therepy Inc.*                                     660
12,659
     United Surgical Partners International*                       1,598
83,224
     United Therapeutics Corp.*                                    1,257
60,587
     Ventana Medical Systems Inc.*                                 1,728
69,517
     Vertex Pharmaceuticals*                                       5,255
88,494
     Viacell Inc.*                                                   440
4,686
     Viasys Healthcare Inc.*                                       1,728
39,036
     Vicuron Pharmaceuticals Inc.*                                 3,377
94,218
     Virologic Inc.*                                               6,760
16,765
     Vistacare Inc.*                                                 610
11,267
     Vital Images Inc.*                                              680
12,206
     Vital Signs Inc.                                                303
13,126
     Vnus Medical Technologies*                                      290
3,489
     Wellcare Group Inc.*                                          1,030
36,575
     West Pharmaceutical Services Inc.                             1,728
48,470
     Wilson Greatbatch Tech Inc.*                                  1,196
28,584
     Wright Medical Group Inc.*                                    1,607
42,907
     Young Innovations Inc.                                          265
9,892
     Zoll Medical Corp.*                                             530
13,489
     Zymogenetics Inc.*                                            1,493
26,277
                                                                            -------
-----

7,724,153
                                                                            -------
-----
INDUSTRIAL - 0.50%
     GenCorp Inc.*                                                 3,027
58,300
     Kaman Corp.                                                   1,233
22,243
     Lancaster Colony                                              1,432
61,461
     Raven Industries Inc.                                           868
20,329
     Sequa Corp.*                                                    346
22,895
     Trinity Industries                                            2,285
73,189
     United Capital Corp.*                                           160
4,152
     Walter Industries Inc.                                        2,011
80,842
                                                                            -------
-----

343,411
                                                                            -------
-----
MATERIALS - 8.53%
     AAON Inc.*                                                      485
8,627
     Acuity Brands Inc.                                            2,454
63,043
     AK Steel Holding Corp.*                                       6,107
39,146
     Albany International Corp.                                    1,579
50,702
     Aleris International Inc.*                                    1,712
38,606
     Alico Inc.*                                                     207
10,646
     A.M. Castle & Co.*                                              580
8,967
     AMCOL International Corp.                                     1,205
22,642
     American Vanguard Corp. Com                                     592
12,379
     Ameron International Corp.                                      469
17,541
     Andersons Inc.                                                  370
13,250
     Apogee Enterprises Inc.                                       1,544
23,731
     Arch Chemicals Inc.                                           1,315
32,822
     Armor Holdings Inc.*                                          1,921
76,091
     Avatar Holdings Inc.*                                           320
16,086
     Balchem Corp.                                                   430
12,922
     Barnes Group Inc.                                               970
32,107
     Beacon Roofing Supply Inc.*                                     920
24,196
     Bluegreen Corp.*                                              1,149
20,004
     Bluelinx Holdings Inc.                                          540
5,713
     Bowater Inc.                                                  3,110
100,671
     Brady Corp.                                                   2,290
70,990
     Brookfield Homes Corp.                                          809
36,890
     Brush Engineered Materials*                                   1,066
15,200
     Buckeye Technologies Inc.*                                    1,714
13,661
     Building Material Holding Corp.                                 770
53,353
     Cabot Micro-Electronics*                                      1,376
39,890
     Calgon Carbon Corp.                                           1,880
16,638
     California Coastal Commnty Inc.*                                440
15,123
     Cambrex Corp.                                                 1,464
27,888
     Caraustar Inds Inc.*                                          1,595
16,748

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS                   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

                                                                  SHARES
VALUE
                                                                  -----------------
-----
MATERIALS - 8.53% (Continued)
     Carpenter Technology Corp.                                    1,371    $
71,017
     Century Alumimum Co.*                                         1,258
25,663
     Ceradyne Inc.*                                                1,359
32,711
     Chesapeake Corp.                                              1,089
22,804
     Circor International Inc.                                       871
21,488
     CLARCOR Inc.                                                  2,860
83,655
     Clean Harbors Inc.*                                             840
18,211
     Cleveland-Cliffs Inc.                                         1,218
70,352
     Coeur D'Alene Mines Corp.*                                   13,292
48,250
     Comfort Systems USA*                                          2,188
14,397
     Commercial Metals Co.                                         3,382
80,559
     Compass Minerals International Inc.                           1,118
26,161
     CompX International Inc.                                        107
1,792
     Consolidated-Tomoka Land Co.                                    314
27,004
     Corn Products International Inc.                              4,168
99,032
     Delta & Pine Land Co.                                         2,104
52,726
     Deltic Timber Corp.                                             557
21,183
     DHB Industries Inc.*                                          1,536
12,979
     Dixie Group Inc.*                                               600
10,566
     Drew Industries Inc.*                                           423
19,204
     Dycom Industries*                                             2,713
53,745
     Dynamic Materials Corp.                                         150
5,804
     Eagle Materials Inc.                                          1,023
94,720
     ElkCorp.                                                      1,119
31,946
     EMCOR Group Inc.*                                               850
41,565
     Encore Wire Corp.*                                              888
10,291
     Energy Conversion Devices Inc.*                               1,282
28,690
     Enersys Inc.*                                                 2,560
34,893
     Ennis Business Forms Inc.                                     1,416
25,658
     Ferro Corp.                                                   2,328
46,234
     H.B. Fuller Co.                                               1,588
54,087
     Georgia Gulf Corp.                                            1,888
58,622
     Gibraltar Industries Inc.                                     1,337
24,788
     Glatfelter                                                    2,447
30,343
     Gold Kist Holdings Inc.*                                      2,860
61,719
     Grace W R & Co.*                                              3,737
29,111
     Graftech International Ltd.*                                  5,419
23,302
     Granite Construction                                          1,918
53,896
     Graphic Packaging Corp.*                                      3,622
13,220
     Great Lakes Chemical                                          2,880
90,634
     Greif Inc.                                                      850
51,935
     Griffon Corp.*                                                1,625
36,075
     Hecla Mining Co.*                                             6,577
29,991
     Hercules, Inc.*                                               6,263
88,621
     Hexcel Corp.*                                                 2,590
43,823
     Housevalues Inc.*                                               360
6,509
     Hughes Supply Inc.                                            3,690
103,689
     Huttig Building Products Inc.*                                  780
8,510
     Infrasource Services Inc.*                                      720
7,502
     Innovo Group Inc.*                                            1,410
3,017
     Insituform Technologies Inc.*                                 1,485
23,805
     Interface Inc.*                                               2,531
20,375
     Interline Brands Inc.*                                          690
13,662
     Jacuzzi Brands Inc.*                                          4,256
45,667
     Kaydon Corp.                                                  1,563
43,530
     Kronos Worlwide Inc.                                            194
5,857
     Layne Christensen Co.*                                          525
10,429
     Lennox International Inc.                                     2,753
58,281
     Lone Star Technologies Inc.*                                  1,652
75,166
     Longview Fibre                                                2,838
58,321
     LSI Industries Inc.                                           1,101
15,348
     MacDermid Inc.                                                1,680
52,349
     Maverick Tube Corp.*                                          2,391
71,252
     Medis Technologies Ltd.*                                        839
13,927
     Mercer International Inc.*                                    1,590
11,591
     Mestek Inc.*                                                    170
4,333
     Metal Management Inc.                                         1,210
23,414
     Metals USA Inc.*                                              1,124
21,378
     Minerals Technologies                                         1,143
70,409
     Mobile Mini Inc.*                                               820
28,274
     Mueller Industries Inc.                                       2,027
54,932
     Myers Industries Inc.                                         1,463
18,288
     NCI Building Systems Inc.*                                    1,157
37,950
     Neenah Paper Inc.                                               820
25,395
     Newmarket Corp.*                                                947
14,006
     NL Industries Inc.                                              442
6,802
     NN Inc.                                                         943
11,957
     NS Group Inc.*                                                1,237
40,215
     Nuco2 Inc.*                                                     599
15,376
     Octel Corp.                                                     690
12,420
     Olin Corp.                                                    3,958
72,194
     OM Group Inc.*                                                1,591
39,282
     Oregon Steel Mills Inc.*                                      1,976
34,007
     Perini Corp.*                                                 1,076
17,668
     Pioneer Companies Inc.*                                         630
13,854
     PolyOne Corp.*                                                5,103
33,782
     Potlatch Corp.                                                1,609
84,199
     Quanex Corp.                                                  1,397
74,055
     Quanta Services*                                              6,492
57,130
     Reliance Steel & Aluminum Co.                                 1,592
59,015
     Roanoke Electric Steel Corp.                                    620
10,242
     Rock-Tenn Co.                                                 1,646
20,822
     Rogers Corp.*                                                   905
36,698
     Royal Gold Inc.                                                 957
19,255
     RTI International Metals Inc.*                                1,237
38,854
     Ryerson Tull Inc.                                             1,398
19,949
     Schnitzer Steel Industries Inc.                               1,214
28,772
     Schulman A Inc.                                               1,705
30,502
     Senomyx Inc.*                                                 1,170
19,317
     Shaw Group Inc.*                                              4,312
92,751
     Silgan Holdings Inc.                                            622
34,981
     Simpson Manufacturing Inc.                                    2,008
61,344
     Spartech Corp.                                                1,790
31,862
     Standard Register Co.                                           952
15,051
     Steel Dynamics                                                2,254
59,168
     Steel Technologies Inc.                                         624
10,546
     Stepan Co.                                                      296
6,542
     Stillwater Mining Co.*                                        2,269
16,836
     Sunterra Corp.*                                               1,079
17,491
     Superior Essex Inc.*                                            950
16,825
     Symyx Technologies Inc.*                                      1,819
50,896
     Tarragon Corp.*                                                 583
14,721
     Tejon Ranch Co.*                                                486
25,014
     Terra Industries Inc.*                                        5,168
35,194
     Texas Industries Inc.                                         1,256
70,625
     Titanium Metals Corp.*                                          310
17,605
     Trammell Crow Co.*                                            1,948
47,220
     Tredegar Industries Inc.                                      1,587
24,757

The accompanying notes are an integral part of the financial statements.

                                     Summit Mutual Funds, Inc. - Pinnacle Series
RUSSELL 2000 SMALL CAP INDEX PORTFOLIO                   SCHEDULE OF INVESTMENTS

                                                                  SHARES
VALUE
                                                                  -----------------
-----
MATERIALS - 8.53% (Continued)
     Trex Company Inc.*                                              647    $
16,628
     UAP Holding Corp.                                             1,850
30,710
     Ultralife Batteries Inc.*                                       803
12,968
     Universal Forest Products Inc.                                  883
36,600
     URS Corp.*                                                    2,268
84,710
     USEC Inc.                                                     4,829
70,697
     Valence Technology Inc.*                                      2,331
6,527
     Valmont Industries Inc.                                         951
24,536
     Washington Group International Inc.*                          1,447
73,971
     Watsco Inc.                                                   1,193
50,822
     Wausau Paper Corp.                                            2,355
28,213
     WD-40 Co.                                                       921
25,724
     Wellman Inc.                                                  1,805
18,393
     Westlake Chemical Corp.                                         750
18,375
     Wheeling-Pittsburgh Corp.*                                      493
7,582
     Worthington Industries                                        3,850
60,830
     Xerium Technologies Inc.                                        740
8,769
     York International                                            2,329
88,502
     Zoltek Cos. Inc.*                                               600
6,738
                                                                            -------
-----

5,823,997
                                                                            -------
-----
TECHNOLOGY - 12.50%
     3Com Corp.*                                                  21,310
77,567
     3d Systems Corp.*                                               670
16,120
     Actel Corp.*                                                  1,394
19,377
     Acxiom Corp.                                                  4,880
101,894
     Adaptec Inc.*                                                 6,197
24,044
     Adtran Inc.                                                   3,650
90,484
     Advanced Digital Information*                                 3,541
26,912
     Aeroflex Inc.*                                                4,146
34,826
     Agile Software Corp.*                                         2,964
18,673
     Agilysys Inc.                                                 1,600
25,120
     Airspan Networks Inc.*                                        2,100
11,655
     Altiris Inc.*                                                 1,225
17,983
     American Repographics Co.*                                      740
11,907
     American Science And Eng Inc.*                                  450
19,962
     Amicas Inc.*                                                  2,500
11,325
     Amis Holdings Inc.*                                           2,440
32,550
     Amkor Technologies Inc.*                                      5,570
25,065
     Anaren Inc.*                                                  1,040
13,676
     Anixter International Inc.*                                   1,768
65,717
     Ansoft Corp.*                                                   364
8,794
     Ansys Inc.*                                                   1,754
62,285
     Anteon International Corp.*                                   1,538
70,164
     Applied Digital Solutions Inc.*                               3,470
11,416
     Applied Micro Circuits*                                      17,110
43,802
     Arbinet-Thexchange Inc.*                                        370
2,479
     Ariba Inc.*                                                   3,682
21,356
     Asiainfo Holdings Inc.*                                       2,063
11,367
     Aspect Communications Corp.*                                  2,403
26,986
     Aspen Technology Inc.*                                        2,386
12,407
     Atheros Communications*                                       1,905
15,354
     Atmel Corp.*                                                 23,350
55,340
     Audible Inc.*                                                 1,340
23,276
     Avocent Corp.*                                                2,760
72,146
     Bearingpoint Inc.*                                           10,190
74,693
     BEI Technologies Inc.                                           649
17,315
     Bel Fuse Inc.                                                   635
19,406
     Bell Microproducts Inc.*                                      1,610
15,134
     Benchmark Electronics Inc.*                                   2,314
70,392
     Black Box Corp.                                                 933
33,028
     Blackbaud Inc.                                                  570
7,695
     Blackboard Inc.*                                              1,010
24,159
     Blue Coat Systems Inc.*                                         578
17,271
     Borland Software Corp.*                                       4,407
30,232
     Bottomline Technologies Inc.*                                   720
10,777
     Broadwing Corp.*                                              3,622
16,733
     Brocade Communications Systems*                              14,877
57,722
     Catapult Communications Corp.*                                  542
9,247
     Checkpoint Systems Inc.*                                      2,102
37,205
     Ciber Inc.*                                                   2,943
23,485
     Ciena Corp.*                                                 31,780
66,420
     Cirrus Logic Inc.*                                            4,706
24,989
     Click Commerce Inc.*                                            460
10,566
     Cogent Communications Group Inc.*                               390
2,590
     Coherent Inc.*                                                1,706
61,433
     CommScope, Inc.*                                              3,032
52,787
     Comsys IT Partners Inc.*                                        700
11,942
     Comtech Telecommunications*                                   1,203
39,254
     Concur Technologies Inc.*                                     1,596
16,806
     Conexant Systems Inc.*                                       26,170
42,134
     Covansys Corp.*                                               1,708
21,948
     CSG Systems International*                                    2,797
53,087
     Cubic Corp.                                                     866
15,363
     Cyberguard Corp.*                                             1,176
6,991
     Cypress Semiconductor*                                        7,320
92,159
     Daktronics Inc.                                                 832
16,648
     Dendrite International Inc.*                                  2,365
32,637
     Digi International Inc.*                                      1,260
14,944
     Digital River Inc.*                                           1,904
60,451
     Digitas Inc.*                                                 4,923
56,171
     Diodes Inc.*                                                    543
16,942
     Ditech Communications Corp.*                                  1,775
11,520
     Dot Hill Systems Corp.*                                       2,445
12,812
     DRS Technologies Inc.                                         1,516
77,740
     DSP Group Inc.*                                               1,573
37,548
     E Piphany Inc.*                                               4,297
14,954
     Echelon Corp.*                                                1,641
11,290
     Ecollege.Com Inc.*                                              980
11,662
     EDO Corp.                                                       878
26,261
     Electronics For Imaging Inc.*                                 3,008
63,288
     Emageon Inc.*                                                   800
11,208
     Emulex Corp.*                                                 4,612
84,215
     Endwave Corp.*                                                  380
18,088
     Entrust Inc.*                                                 3,440
16,478
     Epicor Software Corp.*                                        2,959
39,059
     EPIQ System Inc.*                                               742
12,139
     Equinix Inc.*                                                   857
37,142
     Essex Corp.*                                                    950
21,736
     Exar Corp.*                                                   2,316
34,485
     Excel Technology Inc.*                                          666
16,184
     Extreme Networks Inc.*                                        6,779
27,794
     Fairchild Semiconductor*                                      6,650
98,088
     Falconstor Software Inc.*                                     1,338
8,737
     Fargo Electronics*                                              700
13,993
     FileNet Corp.*                                                2,284
57,420
     Finisar Corp.*                                               10,417
10,938
     Formfactor Inc.*                                              1,878
49,617
     Foundry Networks Inc.*                                        6,800
58,684

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS                   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

                                                                   SHARES
VALUE
                                                                   ----------------
------
TECHNOLOGY - 12.50% (Continued)
     Gartner, Inc.*                                                 3,088   $
32,795
     Gateway Inc.*                                                 14,330
47,289
     Genesis Microchip Inc.*                                        1,856
34,262
     Glenayre Technologies Inc.*                                    3,720
14,024
     Harmonic Inc.*                                                 4,060
19,610
     Herley Industries Inc.*                                          716
13,060
     Hutchinson Technology Inc.*                                    1,402
53,991
     iGATE Corp.*                                                   1,178
4,217
     Imation Corp.                                                  1,862
72,227
     Indentix InCorp.*                                              4,937
24,833
     Infocrossing Inc.*                                             1,129
14,079
     Informatica Corp.*                                             4,828
40,507
     Innovative Solutions & Support*                                  494
16,584
     Inphonic Inc.*                                                   860
13,227
     Integral Systems Inc.                                            580
13,125
     Integrated Circuit Systems Inc.*                               3,890
80,290
     Integrated Device Technology*                                  5,835
62,726
     Integrated Silicon Solution*                                   2,053
15,213
     Intergraph Corp.*                                              1,567
53,999
     Intermagnetics General Corp.*                                  1,558
47,924
     International Displayworks Inc.*                               1,750
14,000
     Internet Capital Group Inc.*                                   2,128
15,598
     Internet Security Systems Inc.*                                2,173
44,090
     Inter-Tel Inc.                                                 1,184
22,034
     Intervideo Inc.*                                                 567
8,153
     Intervoice Inc.*                                               2,106
18,175
     Interwoven Inc.*                                               2,301
17,327
     Ionatron Inc.*                                                 1,340
11,511
     Ixia*                                                          1,860
36,158
     Ixys Corp.*                                                    1,371
19,441
     j2 Global Communications Inc.*                                 1,313
45,220
     JDA Software Group Inc.*                                       1,613
18,356
     Jupitermedia Corp.*                                            1,126
19,288
     Kanbay International Inc.*                                     1,370
31,661
     Keane Inc.*                                                    2,657
36,401
     Kemet Corp.*                                                   4,804
30,265
     Keynote Systems Inc.*                                            993
11,588
     Komag Inc.*                                                    1,616
45,846
     Kopin Corp.*                                                   3,899
19,885
     Labarge Inc.*                                                    560
10,164
     Lattice Semconductor*                                          6,298
27,963
     Lawson Software Inc.*                                          3,443
17,731
     Leadis Technology Inc.*                                        1,010
8,131
     Lecroy Corp.*                                                    687
9,446
     Lexar Media Inc.*                                              4,437
21,786
     Lionbridge Technologies Inc.*                                  2,363
16,021
     Li-Vi Inc.*                                                    1,282
23,576
     Macrovision Corporation*                                       2,805
63,225
     Magma Design Automation*                                       1,946
16,269
     Manhattan Associates Inc.*                                     1,626
31,235
     Mantech International Corp.*                                     869
26,974
     MapInfo Corp.*                                                 1,145
12,034
     Matrixone Inc.*                                                2,860
14,300
     Maxtor Corp.*                                                 14,060
73,112
     McData Corp.*                                                  6,685
26,740
     Mentor Graphics*                                               4,338
44,465
     Mercury Computer Systems Inc.*                                 1,168
31,968
     Merge Technologies Inc.*                                         663
12,431
     Methode Electronics Inc.                                       2,023
24,013
     Micrel Inc.*                                                   3,453
39,779
     Micromuse Inc.*                                                4,478
25,345
     Micros Systems Inc.*                                           2,112
94,512
     Microsemi Corp.*                                               3,435
64,578
     Microstrategy Inc.*                                              906
48,054
     Microtune Inc.*                                                2,870
14,393
     MIPS Technologies Inc.*                                        2,339
16,841
     Mobility Electronics Inc.*                                     1,490
13,634
     Monolithic Power Systems*                                        950
8,436
     Motive Inc.*                                                   1,220
12,115
     MRO Software Inc.*                                             1,111
16,232
     MRV Communications Inc.*                                       5,795
12,575
     Multi-Fineline Electronix Inc.*                                  450
8,280
     Ness Technologies Inc.*                                        1,050
11,151
     Netgear Inc.*                                                  1,770
32,922
     NetIQ Corp.*                                                   3,009
34,152
     Netlogic Microsystems Inc.*                                      580
10,283
     Netscout Systems Inc.*                                         1,319
8,692
     Newport Corporation*                                           2,215
30,700
     Niku Corp.*                                                      520
10,780
     Novatel Wireless Inc.*                                         1,613
20,114
     Omnivision Technologies Inc.*                                  3,155
42,876
     ON Semiconductor Corp.*                                        7,924
36,450
     Online Resources & Comm Corp.*                                 1,170
13,233
     Open Solutions Inc.*                                           1,081
21,955
     Openwave Systems Inc.*                                         3,817
62,599
     Oplink Communications Inc.*                                    5,743
9,821
     Opsware Inc.*                                                  4,139
21,192
     Optical Communication Products*                                  859
1,632
     OSI Systems Inc.*                                                837
13,216
     Packeteer Inc.*                                                1,884
26,564
     Palmone Inc.*                                                  2,323
69,156
     Par Technology Corp.*                                            220
7,040
     Parametric Technology*                                        15,040
95,955
     Park Electrochemical Corp.                                     1,113
28,048
     PDF Solutions Inc.*                                            1,022
13,409
     Pegasystem Inc.*                                                 730
4,307
     Pericom Semiconductor Corp.*                                   1,467
11,941
     Perot Systems Corp.*                                           4,541
64,573
     Phoenix Technologies Ltd.*                                     1,380
10,736
     Pinnacle Systems Inc.*                                         4,003
22,017
     Pixelworks Inc.*                                               2,595
22,265
     Plexus Corp.*                                                  2,398
34,124
     PLX Technology Inc.*                                           1,292
13,127
     PMC-Sierra Inc.*                                              10,020
93,487
     Portalplayer Inc.*                                               850
17,697
     Power Integrations Inc.*                                       1,630
35,159
     Progress Software Corp.*                                       2,073
62,501
     QAD Inc.                                                         679
5,228
     Quantum Corp-Dlt & Storage Systems*                           10,270
30,502
     Quest Software Inc.*                                           3,567
48,618
     Radiant Systems Inc.*                                          1,270
14,478
     Radisys Corp.*                                                 1,109
17,910
     Rambus Inc.*                                                   5,530
73,991
     RealNetworks Inc.*                                             6,395
31,783
     Redback Networks Inc.*                                         2,330
14,865
     RF Micro Devices, Inc.*                                       10,394
56,439
     Rightnow Technologies Inc.*                                      600
7,212
     Rimage Corp.*                                                    530
11,252

The accompanying notes are an integral part of the financial statements.

                                     Summit Mutual Funds, Inc. - Pinnacle Series
RUSSELL 2000 SMALL CAP INDEX PORTFOLIO                   SCHEDULE OF INVESTMENTS

                                                                   SHARES
VALUE
                                                                -------------------
------
TECHNOLOGY - 12.50% (Continued)
     RSA Security Inc.*                                             3,945   $
45,289
     SafeNet Inc.*                                                  1,371
46,696
     Sapient Corp.*                                                 4,493
35,629
     ScanSoft Inc.*                                                 4,655
17,596
     ScanSource Inc.*                                                 705
30,273
     SeaChange International Inc.*                                  1,407
9,877
     Secure Computing Corp.*                                        1,988
21,629
     SeeBeyond Technology Corp.*                                    3,040
12,707
     Semtech Corp.*                                                 4,100
68,265
     SERENA Software Inc.*                                          1,551
29,934
     SI International Inc.*                                           542
16,238
     Sigmatel Inc.*                                                 1,984
34,045
     Silicon Image Inc.*                                            4,396
45,103
     Silicon Laboratories Inc.*                                     2,370
62,118
     Silicon Storage Technology Inc.*                               4,880
19,666
     Sirf Technology Holdings Inc.*                                 1,952
34,511
     Skyworks Solutions Inc.*                                       8,727
64,318
     SonicWALL Inc.*                                                2,955
15,927
     Sonus Networks Inc.*                                          13,780
65,868
     SPSS Inc.*                                                       989
18,999
     SS&C Technologies Inc.                                           889
28,164
     SSA Global Technologies Inc.*                                    510
6,120
     Standard Microsystems Corp.*                                   1,161
27,144
     Stellent Inc.*                                                 1,330
9,975
     Stratasys Inc.*                                                  579
18,922
     Supertex Inc.*                                                   556
9,819
     Supportsoft Inc.*                                              2,385
12,378
     Sycamore Networks Inc.*                                        9,806
33,831
     Sykes Enterprises Inc.*                                        1,436
13,613
     Synaptics Inc.*                                                1,299
27,747
     Syniverse Holdings Inc.*                                         970
13,580
     Synnex Corp.*                                                    482
8,440
     Syntel Inc.                                                      433
6,941
     Sypris Solutions Inc.                                            493
6,098
     TALX Corp.                                                     1,058
30,587
     Tekelec*                                                       3,141
52,769
     Telkonet Inc.*                                                 1,970
9,712
     Terremark Worldwide Inc.*                                      1,667
11,669
     Tessera Technologies Inc.*                                     2,438
81,454
     Tibco Software Inc.*                                          11,990
78,415
     Transaction Systems*                                           2,092
51,526
     Transwitch Corp.*                                              5,760
11,808
     Trident Microsystems Inc.*                                     1,409
31,970
     TriQuint Semiconductor*                                        7,738
25,768
     TriZetto Group Inc.*                                           2,367
33,162
     TTM Technologies Inc.*                                         2,278
17,336
     Tyler Technologies Inc.*                                       1,947
14,719
     Ulticom Inc.*                                                    720
7,639
     Ultimate Software Group Inc.*                                  1,268
20,795
     Universal Display Corp.*                                       1,306
13,426
     Unova Inc.*                                                    2,704
72,008
     UTStarcom*                                                     5,560
41,644
     Varian Inc.*                                                   1,901
71,839
     Vasco Data Security International*                             1,330
12,901
     Verifone Holdings Inc.*                                        1,380
22,425
     Verint Systems Inc.*                                             730
23,476
     Verity Inc.*                                                   2,085
18,285
     Viasat Inc.*                                                   1,198
24,355
     Vignette Corp.*                                                1,618
18,201
     Virage Logic Corp.*                                              760
7,828
     Vitesse Semiconductor Corp.*                                  12,176
25,448
     Volterra Semiconductor Corp.*                                    850
12,657
     WebEx Communications Inc.*                                     1,833
48,410
     WebMethods Inc.*                                               2,956
16,554
     Websense Inc.*                                                 1,328
63,810
     Westell Technoligies Inc.*                                     3,010
18,000
     Wind River Systems*                                            3,928
61,591
     Witness Systems Inc.*                                          1,502
27,381
     Zhone Technologies Inc.*                                       3,242
10,861
     Zoran Corp.*                                                   2,421
32,175
                                                                            -------
------

8,537,418
                                                                            -------
------
UTILITIES - 3.55%
     Alaska Comm Systems Holdings Inc.                                723
7,165
     Allete Inc.                                                    1,410
70,359
     American States Water Co.                                        936
27,490
     Aquila, Inc.*                                                 13,436
48,504
     Avitsa Corp.                                                   2,697
50,136
     Black Hills Corp.                                              1,803
66,441
     California Water Service Group                                   959
36,001
     Cascade Natural Gas Corp.                                        636
13,038
     Centennial Communications Corp.*                               1,219
16,920
     Central Vermont Public Services Corp.                            682
12,617
     CH Energy Group Inc.                                             873
42,454
     Cincinnati Bell Inc.*                                         13,577
58,381
     Cleco Corp.                                                    2,773
59,814
     Commonwealth Tel Enterprises                                   1,176
49,286
     Connecticut Water Service Inc.                                   447
11,171
     CT Communications Inc.                                         1,056
13,781
     Dobson Communications Corp.*                                   6,239
26,578
     Duquesne Light Holdings, Inc.                                  4,309
80,492
     El Paso Electric Co.*                                          2,645
54,090
     Empire District Electric Company                               1,435
34,383
     Energysouth Inc.                                                 374
10,364
     Fairpoint Communications Inc.                                  1,500
24,225
     General Communication Inc.*                                    3,082
30,419
     Globetel Communications Corp.*                                 3,540
9,877
     Golden Telecom Inc.                                            1,199
36,785
     Hungarian Tel & Cable Corp.*                                     210
3,612
     IDACORP Inc. Holding Co.                                       2,344
71,797
     IDT Corp.*                                                     3,230
42,507
     Intrado Inc.*                                                    982
14,691
     Iowa Telecommunications                                        1,250
23,438
     Laclede Group Inc.                                             1,172
37,223
     Level 3 Communications, Inc.*                                 38,560
78,277
     Mediacom Communications Corp.*                                 3,424
23,523
     MGE Energy Inc.                                                1,132
41,182
     Middlesex Water Co.                                              633
12,293
     New Jersey Resources Corp.                                     1,529
73,774
     NICOR Inc.                                                     2,451
100,908
     North Pittsburgh Systems Inc.                                    834
16,313
     Northwest Natural Gas Co.                                      1,536
58,737
     Northwestern Corp.                                             1,980
62,410
     Otter Tail Corp.                                               1,621
44,302
     Peoples Energy Corp.                                           2,111
91,744
     Premiere Global Services Inc.*                                 3,988
45,025
     Price Communications Corp.*                                    2,544
44,010
     RCN Corp.*                                                     1,270
29,324
     Shenandoah Telecom Co.                                           383
15,224

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS                   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

                                                                   SHARES
VALUE
                                                                -------------------
------
TECHNOLOGY - 12.50% (Continued)
     Sierra Pacific Resources*                                      6,534   $
81,348
     SJW Corp.                                                        427
20,073
     South Jersey Industries Inc.                                     777
47,490
     Southwest Gas Corp.                                            2,091
53,340
     Southwest Water Co.                                            1,085
12,836
     Surewest Communications                                          811
20,802
     Talk America Holdings Inc.*                                    1,514
15,155
     Time Warner Telecom Inc.*                                      2,772
16,410
     Ubiquitel Inc.*                                                4,304
35,121
     UIL Holdings Corp.                                               811
43,640
     Unisource Energy Corp.                                         1,923
59,131
     US Unwired Inc.*                                               7,210
41,962
     USA Mobility Inc.*                                             1,493
43,834
     Valor Communications Group Inc.                                1,630
22,494
     WGL Holdings, Inc.                                             2,701
90,862
                                                                            -------
------

2,425,583
                                                                            -------
------
       Total Common Stocks
         (cost $57,235,166)
64,261,939
                                                                            -------
------

                                                                PRINCIPAL
VALUE
                                                                -------------------
------
CORPORATE BONDS - 0.02%
MATERIALS - 0.02%
       Mueller Industries Inc.
         (6.000% due 11/01/14)                                  $  15,000   $
14,850
                                                                            -------
------
         Total Corporate Bonds
           (cost $15,000)
14,850
                                                                            -------
------

                                                                   SHARES
VALUE
                                                                -------------------
------
UNIT INVESTMENT TRUST - 0.83%
     iShares Russell 2000 Index Fund                                8,910   $
567,567
                                                                            -------
------
       Total Unit Investment Trust
         (cost $350,833)
567,567
                                                                            -------
------
SHORT-TERM INVESTMENTS(2) - 7.02%
NORTHERN TRUST DIVERSIFIED
ASSETS PORTFOLIO - 4.91%                                        3,354,396
3,354,396
                                                                            -------
------

                                                                 PRINCIPAL
VALUE
                                                                -------------------
------
U.S. TREASURY BILL - 2.11%
     (3.078% due 09/15/05)                                      $1,450,000
1,440,822
                                                                             ------
------
       Total Short-Term Investments
         (cost $4,795,246)
4,795,218
                                                                             ------
------
TOTAL INVESTMENTS - 101.94%
     (cost $62,396,245)(1)
69,639,574
                                                                             ------
------
OTHER ASSETS AND LIABILITIES - (1.94%)
(1,326,958)
                                                                             ------
------
TOTAL NET ASSETS - 100.00%                                                   $
68,312,616

============

*    Non-income producing

(1) For federal income tax purposes, cost is $62,653,564 and gross unrealized appreciation and depreciation of securities as of June 30, 2005 was $11,468,608 and ($4,482,598), respectively, with a net appreciation / depreciation of $6,986,010.

(2) Securities and other assets with an aggregate value of $3,537,050 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of June 30, 2005:

                                                                 Unrealized
                                                               Appreciation/
Type                                         Contracts         (Depreciation)
----------------------------------------------------------------------------
Russell 2000 Index (09/05)                       5             $     59,920
Russell 2000 Index Mini (09/05)                  5             $      4,260

The accompanying notes are an integral part of the financial statements.

                                     Summit Mutual Funds, Inc. - Pinnacle Series
RUSSELL 2000 SMALL CAP INDEX PORTFOLIO                      FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005 (Unaudited)

ASSETS
  Investments in securities, at value                              $  69,639,574
  Receivables:
    Shares sold                                                           27,601
    Securities sold                                                       25,276
    Interest and dividends                                                72,179
  Prepaid expenses and other                                               1,413
                                                                   -------------
                                                                      69,766,043
                                                                   -------------
LIABILITIES
  Payables:
    Investment securities purchased                                      754,511
    Shares redeemed                                                      283,022
    Bank overdraft                                                       324,536
    Advisory fees                                                         24,453
    Administration expenses                                                5,559
    Directors' fees                                                        2,790
    Custodian fees                                                        12,728
    Fund accounting fees                                                  13,739
    Professional fees                                                     14,365
    Royalty fees                                                           5,100
    Variation margin                                                       4,833
    Other accrued expenses                                                 7,791
                                                                   -------------
                                                                       1,453,427
                                                                   -------------
NET ASSETS*
  Paid-in capital                                                     59,280,431
  Accumulated undistributed net investment income                        173,806
  Accumulated net realized gain / (loss) on investments
    and futures contracts                                              1,550,870
  Net unrealized appreciation / (depreciation) on
    investments and futures contracts                                  7,307,509
                                                                   -------------
                                                                   $  68,312,616
                                                                   =============

Shares authorized ($.10 par value)                                    20,000,000
Shares outstanding                                                     1,101,452
Net asset value, offering and redemption price per share           $       62.02
Investments at cost                                                $  62,396,245


STATEMENT OF OPERATIONS
For the period ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
  Interest                                                         $     32,610
  Dividends                                                             396,104
  Other income                                                            1,157
                                                                   ------------
                                                                        429,871
                                                                   ------------
EXPENSES
  Advisory fees                                                         113,771
  Administration expenses                                                32,506
  Custodian fees and expenses                                            22,310
  Fund accounting fees                                                   27,962
  Professional fees                                                      12,319
  Directors' fees                                                         3,216
  Transfer agent fees                                                     5,834
  Royalty fee                                                             4,960
  Other expenses                                                          6,922
                                                                   ------------
                                                                        229,800
                                                                   ------------
NET INVESTMENT INCOME / (LOSS)                                          200,071
                                                                   ------------

REALIZED AND UNREALIZED GAIN / (LOSS)
  Net realized gain / (loss) on investments
    and options                                                       1,808,048
  Net realized gain / (loss) on futures contracts                        21,620
                                                                   ------------
                                                                      1,829,668
                                                                   ------------
  Net change in unrealized appreciation / (depreciation)
    on investments and futures contracts                              (2,965,380)
                                                                   ------------
NET REALIZED AND UNREALIZED
  GAIN / (LOSS)                                                      (1,135,712)
                                                                   ------------
NET INCREASE / (DECREASE) IN NET
ASSETS FROM OPERATIONS                                             $   (935,641)
                                                                   ============

* FEDERAL TAX DATA AS OF DECEMBER 31, 2004

  Undistributed ordinary income                                    $     684,003
  Undistributed long-term gains                                    $     303,283
  Unrealized appreciation                                          $   9,993,820

TRANSACTIONS WITH AFFILIATES:

         Percent of Current
          Net Asset Value
--------------------------------------
Advisory      Administration   Expense
  Fee               Fee        Limit(1)   Waiver   Reimbursement
----------------------------------------------------------------
 0.35%             0.10%         0.40%      $--        $--

(1) The Adviser has agreed to pay other expenses of the portfolio, other than the advisory fees, to the extent that such expenses exceed the stated percentage of their average net assets.

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
FINANCIAL STATEMENTS                     RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           For the
                                                                          Six
Months
                                                                         Ended June
30,    Year Ended

(Unaudited)     December 31,
                                                                         ----------
-------------------
                                                                             2005
2004
                                                                         ----------
-------------------
OPERATIONS
  Net investment income / (loss)                                         $
200,071    $    318,497
  Net realized gain / (loss) on investments and futures
1,829,668       1,686,705
  Net change in unrealized appreciation / (depreciation) on investments and futures contracts
(2,965,380)      6,889,992
                                                                         ----------
----   ------------

(935,641)      8,895,194
                                                                         ----------
----   ------------
DISTRIBUTIONS TO SHAREHOLDERS*
  Net investment income
(335,674)       (105,479)
  Net realized gain on investments
(677,888)             --
                                                                         ----------
----   ------------

(1,013,562)       (105,479)
                                                                         ----------
----   ------------
FUND SHARE TRANSACTIONS
  Proceeds from shares sold
9,263,560      42,380,445
  Reinvestment of distributions
1,013,562         105,479
  Payments for shares redeemed
(8,785,617)     (8,299,247)
                                                                         ----------
----   ------------

1,491,505      34,186,677
                                                                         ----------
----   ------------
NET INCREASE / (DECREASE) IN NET ASSETS
(457,698)     42,976,392
NET ASSETS
  Beginning of period
68,770,314      25,793,922
                                                                         ----------
----   ------------
  End of period                                                          $
68,312,616    $ 68,770,314

==============   ============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                          $
173,806    $    309,409

==============   ============

FUND SHARE TRANSACTIONS
  Sold
154,549         747,513
  Reinvestment of distributions
16,963           1,826
  Redeemed
(145,976)       (147,549)
                                                                         ----------
----   ------------
    Net increase / (decrease) from fund share transactions
25,536         601,790

==============   ============
TOTAL COST OF PURCHASES OF:
  Common Stocks                                                          $
13,362,121    $ 47,154,645
  Corporate Bonds
--          18,679
                                                                         ----------
----   ------------
                                                                         $
13,362,121    $ 47,173,324

==============   ============
TOTAL PROCEEDS FROM SALES OF:
  Common Stocks                                                          $
14,100,045    $ 13,128,769
  Corporate Bonds
--           3,679
                                                                         ----------
----   ------------
                                                                          $
14,100,045    $ 13,132,448

==============   ============
*TAX CHARACTER OF DISTRIBUTIONS PAID
  Ordinary income                                                         $
710,279    $    105,479
  Long-term capital gains
303,283              --
                                                                         ----------
----   ------------
                                                                          $
1,013,562    $    105,479

==============   ============

The accompanying notes are an integral part of the financial statements.

                                     Summit Mutual Funds, Inc. - Pinnacle Series
                                              EAFE INTERNATIONAL INDEX PORTFOLIO

Objective - Seeks investment results that correspond to the total return performance of common stocks as represented by the Morgan Stanley Capital International ("MSCI") EAFE Index (the "Index"). The Index emphasizes the stock of companies in major markets in Europe, Australasia, and the Far East.

Strategy - The Summit Pinnacle EAFE International Index Portfolio (the "Portfolio") will invest primarily in common stocks of the companies that compose the Index.

Managers' Comments:

For the six-month period ended June 30, 2005, the Portfolio's total return was -1.55% (after waivers and reimbursements, but before the impact of any product or contract-level fees). This compares to a -0.85% total return for the Index. The difference of 0.70% is referred to as "tracking error." One component of the difference is attributed to the Portfolio's operating expenses. These expenses represent the Portfolio's costs for advisory, administration, accounting, custody and other services. The remaining difference can be caused by a number of factors, including the timing and size of cash flows into and out of the Portfolio; brokers' commissions or other trading costs; and holding a sample of the security positions in the Index or holding them in amounts that are different than the weightings in the Index, among others. While an exact replication of the capitalization weightings of securities in the Index is not feasible, the Portfolio's objectives and strategies call for it to seek investment results that correspond to the pre-expense total return of the Index.

                                    Fund Data

Manager: Subadvised by World Asset Management, L.L.C.
         A division of Munder Capital Management

Inception Date:                 November 12, 2002
Total Net Assets:               $53.56 Million
Number of Holdings:             862
Median Cap Size:                $4.45 Billion
Average Price-to-book Ratio:    2.07x
Dividend Yield:                 2.56%

[LINE CHART]

          Comparison of Change in Value of $10,000 Investment

Summit EAFE International Index Portfolio - Total Return

            Since
1-Year    Inception
------    ---------
12.17%     17.54%

Past performance is not predictive of future results.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Separate account expenses are not included.

                            Summit EAFE International          MSCI EAFE
                                  Index Portfolio         International Index
11/12/2002                            $10,000                   $10,000
11/30/2002                            $10,400                   $10,454
12/31/2002                            $ 9,918                   $10,103
 1/31/2003                            $ 9,478                   $ 9,681
 2/28/2003                            $ 9,261                   $ 9,460
 3/31/2003                            $ 9,034                   $ 9,274
 4/30/2003                            $ 9,880                   $10,183
 5/31/2003                            $10,471                   $10,800
 6/30/2003                            $10,655                   $11,062
 7/31/2003                            $10,806                   $11,329
 8/31/2003                            $10,988                   $11,602
 9/30/2003                            $11,287                   $11,960
10/31/2003                            $11,962                   $12,705
11/30/2003                            $12,232                   $12,987
12/31/2003                            $13,170                   $14,001
 1/31/2004                            $13,321                   $14,199
 2/29/2004                            $13,597                   $14,527
 3/31/2004                            $13,629                   $14,608
 4/30/2004                            $13,330                   $14,278
 5/31/2004                            $13,359                   $14,326
 6/30/2004                            $13,645                   $14,640
 7/31/2004                            $13,196                   $14,164
 8/31/2004                            $13,223                   $14,227
 9/30/2004                            $13,549                   $14,598
10/31/2004                            $14,009                   $15,096
11/30/2004                            $14,940                   $16,127
12/31/2004                            $15,544                   $16,835
 1/31/2005                            $15,243                   $16,527
 2/28/2005                            $15,858                   $17,244
 3/31/2005                            $15,455                   $16,818
 4/30/2005                            $15,103                   $16,441
 5/31/2005                            $15,071                   $16,466
 6/30/2005                            $15,303                   $16,692

                             Top 10 Equity Holdings

                                                               (% of net assets)
                                                               -----------------
BP Amoco Plc                                                         2.47%
HSBC Holdings Plc                                                    1.93%
Vodafone Group Plc                                                   1.66%
GlaxoSmithKline Plc                                                  1.55%
Royal Dutch Petroleum Company                                        1.45%
Total FinaElf SA                                                     1.43%
Novartis                                                             1.21%
iShares MSCI EAFE Index Fund                                         1.17%
Nestle SA                                                            1.11%
Toyota Motor Corporation                                             1.09%

                               Sector Allocations

Australia                                                             5.9%
France                                                                9.2%
Germany                                                               6.7%
Italy                                                                 4.2%
Japan                                                                21.3%
Netherlands                                                           5.0%
Sweden                                                                2.1%
United Kingdom                                                       25.0%
Switzerland                                                           6.7%
Spain                                                                 3.9%
Short-Term & Other                                                   10.0%

The EAFE International Index Portfolio is not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI. Neither MSCI nor any other party makes any representation or warranty, express or implied to Summit Mutual Funds, Inc. or any member to the public regarding the advisability of investing in funds generally or in this fund particularly or the ability of the EAFE Index to track general stock market performance.

Summit Mutual Funds, Inc. - Pinnacle Series
FINANCIAL HIGHLIGHTS                          EAFE INTERNATIONAL INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period. Share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.

                                                          Six Months
Period from
                                                         Ended June 30,
November 12, 2002(1)
                                                         (Unaudited)       Year
Ended December 31,      to December 31,
                                                         --------------------------
--------------------------------------
                                                             2005          2004
2003               2002
                                                         --------------------------
--------------------------------------
Net asset value, beginning of period                      $   74.34       $ 64.41
$ 49.59          $      50.00
                                                          ---------       -------
-------          ------------
Investment Activities:
  Net investment income / (loss)                               0.92
1.00(4)      1.34                  0.19
  Net realized and unrealized gains / (losses)                (2.02)        10.42
14.49                 (0.60)
                                                          ---------       -------
-------          ------------
Total from Investment Activities                              (1.10)        11.42
15.83                 (0.41)
                                                          ---------       -------
-------          ------------
DISTRIBUTIONS:
  Net investment income                                       (0.72)        (0.69)
(0.19)                   --
  Net realized gains                                          (0.82)        (0.80)
(0.82)                   --
                                                          ---------       -------
-------          ------------
Total Distributions                                           (1.54)        (1.49)
(1.01)                   --
                                                          =========       =======
=======          ============
Net asset value, end of period                            $   71.70       $ 74.34
$ 64.41          $      49.59
                                                          =========       =======
=======          ============
Total return                                                  -1.55%        18.02%
32.79%                -0.82%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets - net(2)               0.95%(3)      0.95%
0.65%                 0.65%(3)
Ratio of expenses to average net assets - gross                1.46%(3)      1.69%
2.46%                 1.99%(3)
Ratio of net investment income / (loss)
  to average net assets                                        2.60%(3)      1.70%
2.14%                 2.24%(3)
Portfolio turnover rate                                       22.96%(3)     55.49%
75.27%               449.05%(3)
Net assets, end of period (000's)                         $  53,556       $50,938
$16,565          $     22,234

(1) Commencement of operations.

(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.

(3) Annualized.

(4) Per share amounts are based on average shares outstanding..

The accompanying notes are an integral part of the financial statements.

                                     Summit Mutual Funds, Inc. - Pinnacle Series
EAFE INTERNATIONAL INDEX PORTFOLIO                       SCHEDULE OF INVESTMENTS

JUNE 30, 2005 (Unaudited)

                                                           SHARES         VALUE
                                                     --------------------------
COMMON STOCKS - 98.20%
AUSTRALIA - 5.85%
  Aisin Seiki Co. Ltd                                       1,181  $     25,610
  Alinta Ltd*                                               2,115        15,690
  Alstom*                                                  24,259        24,075
  Alumina Ltd                                               7,563        32,052
  Amcor Limited                                             4,994        25,458
  AMP Bank Ltd                                             11,251        55,386
  Australia & New Zealand Bank Group                       10,319       170,766
  Australian Gas Light                                      3,037        32,882
  Australian Stock Exchange                                   968        17,036
  AXA Asia Pacific Holdings*                                6,073        20,239
  BHP Billiton Ltd                                         21,887       302,251
  Bluescope Steel Ltd                                       5,124        32,086
  Boral Limited*                                            4,422        21,802
  Brambles Industries Limited                               5,948        36,974
  Caltex Austrialia Limited*                                1,443        17,402
  Centro Properties Group                                  10,064        45,102
  Coca-Cola Amatil Ltd                                      3,688        22,143
  Coles Myer Limited                                        6,555        46,184
  CSL Limited                                               1,400        35,919
  CSR Limited                                               8,199        16,719
  Commonwealth Bank of Australia                            7,047       203,480
  Commonwealth Property Office                             16,139        15,534
  DB Rreef Trust                                           96,707       100,438
  Fairfax-John Holdings Ltd                                 6,522        21,338
  Foster's Brewing Group Limited                           11,387        46,092
  Gandel Retail Trust                                      12,575        16,026
  General Property Group                                    9,569        26,574
  Harvey Norman Holdings Ltd                                5,488        10,439
  ING Industrial Fund                                      62,732        99,756
  Insurance Australia Group Ltd                             9,094        41,585
  Investa Property Group                                   10,538        15,555
  James Hardie Inds                                         3,203        18,497
  Lend Lease Corporation Limited                            2,227        21,960
  Lion Nathan Ltd                                           2,879        16,604
  Macquarie Bank Limited                                    1,232        56,009
  Macquarie Communication                                   3,188        15,281
  Macquarie Goodman Group                                   4,975        15,444
  Macquarie Infrastructure Group                           12,686        40,154
  Mayne Mickless Ltd*                                       4,767        17,192
  Mirvac Group                                              5,823        15,817
  Multiplex Group                                           6,046        13,386
  National Australia Bank Ltd                               8,411       196,852
  Newcrest Mining Limited*                                  2,353        31,116
  Onesteel Ltd*                                             5,577        11,245
  Orica Limited                                             1,736        23,511
  Origin Energy Limited                                     5,831        33,762
  Patrick Corporation Ltd                                   4,811        20,462
  Perpetual Trustees Australia                              1,527        66,724
  Qantas Airways Ltd*                                       6,155        15,782
  QBE Insurance Group Ltd                                   4,626        56,422
  Rinker Group Ltd                                          4,999        53,250
  Rio Tinto Limited                                         1,767        60,258
  Santos Limited                                            4,200        36,174
  Sonic Healthcare Ltd                                      1,704        16,297
  Southcorp Ltd*                                            4,811        15,594
  Stockland                                                 6,166        25,897
  Suncorp Metway Limited                                    2,825        43,225
  TABCORP Holdings Limited                                  3,066        38,258
  Telstra Corporation Limited                              12,626        48,610
  Toll Holdings Ltd                                         1,611        16,007
  Transurban Group                                          5,790        32,820
  Ushio Inc.*                                                 825        14,692
  Wesfarmers Limited                                        2,208        67,216
  Westfield Trust                                           7,736       104,418
  Westpac Banking Corp                                      9,716       147,481
  Woodside Petroleum Limited                                2,926        65,119
  Woolworths Limited                                        5,686        71,427
                                                                   ------------
                                                                      3,135,556
                                                                   ------------
AUSTRIA - 0.37%
  Aristocrat Leisure Ltd                                    1,934        17,069
  Erste Bank                                                  742        37,152
  Flughafen Wien AG*                                          235        15,245
  OMV AG                                                      113        49,233
  Qesterreichische Elekriz                                     61        16,832
  Telekom Austria AG                                        2,200        42,789
  Wienerberger Baustoffindustr                                460        21,362
                                                                   ------------
                                                                        199,682
                                                                   ------------
BELGIUM - 1.39%
  Belgacom SA                                               4,065       138,985
  Cofinimmo                                                   101        15,842
  Colruyt NV*                                                 104        14,186
  Cumerio                                                     198         3,403
  Delhaize-Le Lion                                            504        30,255
  Dexia                                                     3,408        75,110
  Electrabel                                                  146        63,807
  Fortis Group                                              6,678       185,489
  Groupe Bruxelles Lambert*                                   425        36,829
  KBC Bancassurance Holding*                                1,062        83,932
  Mobistar SA*                                                183        15,304
  Solvay SA                                                   373        38,350
  UCB S.A.                                                    556        27,045
  Umicore*                                                    193        15,498
                                                                   ------------
                                                                        744,035
                                                                   -------------
DENMARK - 0.70%
  AP Moller                                                     6        57,297
  Coloplast*                                                  272        15,792
  Danisco A/S                                                 305        19,814
  Danske Bank A/S                                           2,483        74,703
  DSV, De Sammenslut                                          199        16,903
  GN Store Nordic*                                          1,336        15,134
  Novo-Nordisk A/S                                          1,513        77,033
  Novozymes A/S                                               321        15,900
  TDC A/S                                                   1,198        51,365
  Vestas Wind System*                                       1,005        16,689
  William Demant Holding*                                     322        16,028
                                                                   ------------
                                                                        376,658
                                                                   ------------
FINLAND - 1.45%
  Cargotec Corp Oyj*                                          261         7,287
  Fortum Oyj                                                2,022        32,425
  Kesko Oyj                                                   648        16,266
  Kone Oyj                                                    261        15,636
  Metra Oyj*                                                  543        15,680

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS                       EAFE INTERNATIONAL INDEX PORTFOLIO

                                                           SHARES         VALUE
                                                     --------------------------
FINLAND - 1.45% (Continued)
  Metso Oyj                                                   798  $     17,404
  Neste Oil Oyj*                                            1,454        37,659
  Nokia Oyj                                                24,679       413,681
  Nokian Renkaat Oyj*                                         868        15,821
  Outokumpu                                                 1,090        14,050
  Sampo Oyj                                                 2,562        39,938
  Stora Enso Oyj                                            3,512        44,971
  Tietoenator Oyj                                             659        20,099
  UMP-Kymmene Oyj                                           3,132        60,157
  Uponor Oyj                                                  550        10,724
  Yit-Yhtmea Oyj*                                             493        16,468
                                                                   ------------
                                                                        778,266
                                                                   ------------
FRANCE - 9.23%
  Accor SA                                                  1,100        51,615
  Air France*                                                 629         9,562
  Alcatel SA*                                               6,724        73,811
  Arcelor                                                   3,109        61,032
  Atos Origin*                                                331        20,992
  Autoroutes Du Sub De La France*                             301        17,231
  Axa                                                       8,265       206,763
  Bank Austria Creditanstalt                                  219        22,858
  BIC Frf25                                                   274        16,352
  BNP Paribas                                               4,412       302,766
  Bouygues                                                  1,179        48,886
  Business Objects*                                           380        10,178
  Cap Gemini SA*                                              787        25,032
  Carrefour Supermarche                                     3,104       150,645
  Casino Guichard Perrachon                                   276        19,391
  CNP Assurances                                              229        14,662
  Compagnie De Saint-Gobain                                 1,764        97,973
  Credit Agricole SA                                        3,621        91,856
  Dassault Systemes SA                                        317        15,366
  Essilor International                                       663        45,337
  Euronext                                                    593        20,088
  Finmeccanica SpA*                                        39,144        36,597
  France Telecom                                            8,494       248,368
  Gecina SA                                                   142        16,121
  Groupe Danone                                             1,436       126,350
  Imerys SA                                                   211        14,543
  Klepierre                                                   167        15,937
  Lafarge SA*                                                 948        86,453
  Lagardere S.C.A.                                            722        53,522
  L'Air liquide                                               614       104,705
  L'OREAL                                                   1,753       125,919
  LVMH Moet Hennessy Louis Vuitton                          1,351       104,483
  Michelin (C.G.D.E.)                                         794        48,385
  Neopost*                                                    236        20,778
  Pagesjaunes Group SA*                                       842        19,678
  Pernod-Ricard                                               300        47,927
  Peugeot SA                                                  940        55,723
  Pinault-Printemps-Redoute                                   413        42,636
  Pirelli & Co                                             18,218        19,005
  Publicis Groupe                                             879        25,990
  Renault SA                                                1,064        93,877
  Safran SA                                                 1,031        21,375
  Sanofi-Aventis                                            6,078       499,481
  Schneider Electric SA                                     1,336       100,816
  Societe Des Autorotes Paris*                                183        10,857
  Societe Generale                                          1,889       192,387
  Sodexho Alliance SA*                                        643        19,930
  STMicroelectronics N.V.                                   3,858        61,915
  Suez Lyonnaise des Eaux                                   4,723       128,214
  Technip SA                                                2,023        93,921
  Television Francaise                                        741        19,712
  The Thales Company                                          501        20,367
  Thomson Mulitmedia                                        1,626        38,965
  Total FinaElf SA                                          3,260       766,618
  Unaxis Holding*                                              73        10,025
  Unibal Holding*                                             285        36,597
  Valeo SA                                                    490        22,002
  Veolia Environment                                        1,715        64,490
  Vivendi Universal                                         6,145       193,814
  Zodiac SA*                                                  218        11,712
                                                                   ------------
                                                                      4,942,591
                                                                   ------------
GERMANY - 6.70%
  Adidas AG                                                   272        45,693
  Allianz AG                                                2,078       239,426
  Altana AG                                                   443        25,366
  BASF AG                                                   3,040       202,360
  Bayer AG                                                  3,647       121,912
  Bayer Hypo-Vereinsbank*                                   3,123        81,264
  Beiersdorf                                                  142        15,897
  Celesio AG                                                  252        19,764
  Commerzbank AG                                            2,726        59,419
  Continental AG                                              780        56,264
  DaimlerChrysler AG                                        4,952       201,376
  Depfa Bank                                                1,945        31,332
  Deutsche Bank AG                                          2,986       233,748
  Deutsche Boerse AG                                          634        49,569
  Deutsche Lufthansa                                        1,562        19,207
  Deutsche Post AG                                          2,826        66,011
  Deutsche Telekom                                         15,789       292,371
  E.ON AG                                                   3,484       310,682
  Fresenius Medical Care AG                                   318        27,214
  Greberit AG                                                  32        20,474
  Greek Org of Football                                     1,001        28,979
  Heidelbergcement AG                                         420        30,194
  Heidelberger Druckmaschinen*                                345        10,038
  Henkel KGAA                                                 329        29,450
  Hochtief AG*                                                470        16,411
  Hypo Real Estate Holding                                    775        29,480
  Infineon Technologies*                                    3,960        37,144
  Linde AG                                                    449        30,334
  Man AG                                                      826        34,380
  Merck Kgaa*                                                 328        26,438
  Metro AG                                                    912        45,244
  Muenchener Rueckversicherungs AG                          1,157       123,367
  Porsche AG                                                   52        39,114
  Premiere AG*                                                292        10,072
  Puma AG                                                     103        25,518
  Qiagen*                                                   1,297        15,101
  RWE AG                                                    2,629       169,911
  SAP AG                                                    1,247       217,782
  Schering AG                                               1,079        66,601

The accompanying notes are an integral part of the financial statements.

                                     Summit Mutual Funds, Inc. - Pinnacle Series
EAFE INTERNATIONAL INDEX PORTFOLIO                       SCHEDULE OF INVESTMENTS

                                                           SHARES         VALUE
                                                     ------------  ------------
GERMANY - 6.70% (Continued)
  Siemens AG                                                4,613  $    337,217
  ThyssenKrupp AG                                           2,283        39,761
  TUI AG                                                    1,052        26,101
  Volkswagen AG                                             1,909        80,386
                                                                   ------------
                                                                      3,588,372
                                                                   ------------
GREECE - 0.50%
  Alpha Bank AE*                                            1,690        45,080
  Bank of Piraeus                                           1,152        21,471
  Coca Cola Hellenic Bottling                                 761        20,668
  Cosmote Mobile                                              880        16,082
  EFG Eurobank Ergasias*                                      977        30,153
  Emporiki Bank Of Greece SA*                                 517        15,380
  Heelenic Telecommun*                                      1,778        34,516
  Hellenic Perto SA*                                        1,047        11,202
  National Bank of Greece                                   1,560        53,016
  Public Power Corp*                                          820        20,484
                                                                   ------------
                                                                        268,052
                                                                   ------------
HONG KONG - 1.72%
  Bank of East Asia                                        10,680        31,542
  Boc Hong Kong Holdings Ltd                               19,642        37,157
  Cathay Pacific Airways                                    8,447        15,382
  Cheung Kong Holdings                                      8,628        84,107
  China Light & Power Holding                               9,988        57,326
  Esprit Holdings Limited                                   5,851        42,354
  Hang Lung Properties Ltd                                 14,495        21,358
  Hang Seng Bank                                            3,830        52,245
  Henderson Land Development                                4,685        22,428
  Hokkaido Electric Power Co                                1,032        21,123
  Hong Kong Electric Holdings*                              8,222        37,562
  Hong Kong Exchanges & Clearing                            8,551        22,118
  Hong Kong & China Gas                                    20,394        41,467
  Hopewell Holdings                                         4,333        11,124
  Hutchison Whampoa                                        12,061       109,036
  Hysan Development                                         5,180        10,766
  Kindboard Chemicals Holdings*                             3,592        11,464
  Li & Fung Ltd.                                           14,431        29,992
  MTR Corporation                                           6,099        11,773
  New World Development                                    15,058        18,506
  PCCW Ltd                                                 26,068        16,270
  Sgabgri La Asis Limited                                   6,966        10,757
  Sino Land Co*                                            10,847        11,585
  Sun Hung Kai Properties Ltd                               7,749        76,536
  Swire Pacific Ltd.                                        5,704        50,465
  Techtronic Industries                                     7,047        17,820
  Television Broadcast                                      1,981        11,192
  Wharf Holdings Ltd                                        7,907        27,779
  Wing Hang Bank Limited*                                   1,569        10,247
                                                                   ------------
                                                                        921,481
                                                                   ------------
ITALY - 4.21%
  Alleanza Assicurazioni                                    2,861        31,094
  Amer Sports Corporation                                     863        16,398
  Assicurazioni Generali                                    5,444       169,991
  Autogill SpA                                              1,130        14,907
  Autostrade SpA                                            1,601        42,551
  Banca Antonveneta SpA                                     1,450        46,856
  Banca Fideuram SpA                                        2,038         9,681
  Banca Intesa SpA*                                        26,599       119,937
  Banca Monte Dei Paschi Siena                              6,908        24,392
  Banca Nazionale Lavoro*                                   7,358        25,425
  Banche Popolari Unite                                     1,964        38,983
  Banco Popolar Di Verona                                   2,240        38,171
  Banco Popolare Di Milano                                  2,555        25,218
  Bank of Ireland                                           5,892        95,698
  Bulgari SpA                                               1,436        16,102
  Capitalia SpA                                             8,597        48,174
  Edison SpA*                                               6,746        15,023
  Elisa Communications*                                       967        15,144
  Enel SpA                                                 21,586       188,102
  ENI-Ente Nazionale Idrocarburi SpA                       14,627       377,248
  Fiat SpA*                                                 3,643        26,499
  Irish Life & Permanent Plc                                1,826        31,978
  Luxottica Group SpA                                         999        20,711
  Mediaset SpA                                              5,629        66,356
  Mediobanca SpA*                                           2,510        47,056
  Mediolanum SpA                                            2,450        15,330
  Riunione Adriatica di Sicurta SpA                         1,832        35,675
  San Paolo-IMI SpA                                         7,003        96,283
  Seat-Pagine Gialle SpA*                                  38,364        16,019
  Snam Rete Gas                                             5,761        30,853
  South African Breweries*                                  5,059        78,992
  Telecom Italia Rnc                                       31,724        82,358
  Telecom Italia SpA                                       60,971       190,383
  Terna SpA                                                 7,969        20,664
  Unicredito Italiano SpA                                  25,911       136,964
                                                                   ------------
                                                                      2,255,216
                                                                   ------------
JAPAN - 21.35%
  77th Bank                                                 2,390        14,719
  Acom Co Ltd                                                 398        25,515
  Advantest Corp                                              422        31,163
  Aeon Co. Ltd.                                             4,173        63,627
  Aeon Credit Services Co Ltd*                                247        15,456
  Aiful Corp                                                  411        30,610
  Ajinomoto Co Inc                                          3,783        42,126
  Alps Electric Co Ltd                                      1,364        20,883
  Amada Co                                                  2,317        15,773
  Asahi Breweries Ltd                                       2,570        30,635
  Asahi Glass Co Ltd                                        6,397        67,255
  Asahi Kasei Corp                                          7,475        35,587
  Astellas Pharma Inc                                       3,167       108,227
  Bandai Co Limited                                           745        15,047
  Bank of Fukuoka Ltd                                       3,411        20,207
  Bank of Kyota Ltd*                                        1,796        15,271
  Bank of Yokohama Ltd                                      7,361        42,545
  Benesse Corp                                                481        15,440
  Bridgestone Corp                                          3,989        76,791
  Canon Inc                                                 4,244       223,479
  Casio Computer                                            1,475        19,285
  Central Japan Railway Co                                      5        38,637
  Chiba Bank Ltd                                            4,077        26,872
  Chubu Electric Power Co.                                  3,532        84,713
  Chugai Pharmaceutical Co Ltd                              1,795        27,709
  Citizen Watch Co                                          2,347        21,247
  Credit Saison Co                                            960        31,941
  CSK Corporation                                             434        17,062

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS                       EAFE INTERNATIONAL INDEX PORTFOLIO

                                                          SHARES           VALUE
                                                          ----------------------
JAPAN - 21.35% (Continued)
  Dai Nippon Printing Co. Ltd.*                            3,692   $      59,489
  Daicel Chemical Ind*                                     1,953          10,284
  Daiichi Pharmaceutical Co Ltd                            1,414          31,300
  Daikin Industries                                        1,478          36,982
  Dainippon Ink & Chemicals                                5,077          16,251
  Dainippon Screen*                                        1,520          10,238
  Daito Trust Construction                                   531          19,870
  Daiwa House                                              3,288          37,681
  Daiwa Securities Group Inc                               7,480          46,267
  Denki Kagaku Kogyo                                       4,456          16,031
  Denso Corp                                               2,881          65,592
  Dentsu                                                      13          32,117
  Dowa Mining Co Ltd                                       1,670          11,143
  East Japan Railway Company                                  18          92,512
  Eisai Co Ltd                                             1,573          52,904
  Electric Power Development                                 907          26,252
  Familymart*                                                514          14,738
  Fanuc                                                    1,005          63,886
  Fast Retailing Co Ltd                                      369          19,165
  Fuji Electric Co Ltd                                     5,220          15,909
  Fuji Photo Film Company Ltd                              2,948          94,895
  Fujisawa Pharmaceutical Co                                   7          13,570
  Fujitsu Limited                                         10,395          54,550
  Furukawa Eelectric Co Ltd*                               3,635          14,094
  Gunma Bank Ltd                                           2,698          16,226
  Hitachi                                                 18,241         110,856
  Hitachi Chemical Co Ltd                                    854          15,670
  Hirose Electric Co Ltd                                     203          22,349
  Hokuhoku Financial Group Inc*                            7,160          21,950
  Honda Motor Co Ltd                                       4,409         217,458
  Hoya Corporation                                           614          70,864
  Ibiden Corp*                                               629          16,504
  Isetan Co Ltd                                            1,235          15,512
  Ishikawajima-Harima*                                    10,810          15,692
  Ito En Limited                                             219          11,236
  Ito-Yokado Co Ltd                                        1,952          64,770
  Itochu Corp                                              9,611          48,615
  Jafco Co Ltd                                               287          15,268
  Japan Airlines System Corp                               5,000          13,480
  Japan Tobacco Inc                                            6          80,069
  JFE Holdings Inc.                                        3,552          87,755
  JGC Corporation                                          1,460          17,956
  Joyo Bank Ltd                                            4,033          19,710
  JS Group Corp                                            1,481          25,078
  JSR Corp                                                 1,199          25,298
  Kajima Corporation                                       5,989          22,140
  Kamigumi Co Ltd                                          2,105          16,247
  Kaneka Corp                                              1,993          22,373
  Kansai Electric Power Co                                 4,255          85,557
  Kao Corp                                                 3,103          73,165
  Kawasaki Heavy Industries Ltd                            8,420          16,171
  Kawasaki Kisen Kaisha Ltd                                4,405          26,135
  Kddi Corp*                                                  18          83,260
  Keihin Electric Express Railway                          3,502          21,409
  Keio Electric Railway                                    3,852          20,805
  Keyence Corporation                                        187          41,917
  Kikkoman                                                 1,751          15,488
  Kinki Nippon Railway Co Ltd                             10,440          31,818
  Kirin Brewery Co. Ltd.                                   4,866          47,122
  Kobe Steel Ltd.                                         17,545          33,063
  Nok Corp*                                                  811          22,669
  Komatsu Ltd                                              4,774          37,062
  Konami Co Ltd                                              760          16,035
  Konica Minolta Holdings Inc                              3,462          32,340
  Koyo Seiko Co Ltd*                                       1,165          15,599
  Kubota Corp.                                             5,585          30,618
  Kuraray Co Ltd                                           2,347          22,242
  Kurita Water Industries                                  1,029          15,894
  Kyocera Corp                                               968          74,015
  Kyowa Hakko Kogyo Co Ltd                                 2,460          15,948
  Kyushu Electric Power                                    2,264          49,197
  Lawson Inc*                                                419          14,621
  Leopalace Corp                                             987          16,402
  Mabuchi Motor Co Ltd*                                      268          15,441
  Makita Corporation                                         787          15,470
  Marubeni Corp                                            8,002          27,490
  Marui Co                                                 1,921          25,895
  Matsushita Electric Industrial Co Ltd                   11,855         179,901
  Matsushita Electric Works                                1,889          15,738
  Mediceo Holdings Co*                                     1,242          16,563
  Meiji Seika                                              3,365          16,597
  Meitec Corporation                                         322           9,901
  Millea Holdings                                             12         161,219
  Minebea Co Ltd                                           3,843          15,524
  Mitsubishi Chemical Corp                                12,571          36,839
  Mitsubishi Corp                                          7,105          96,608
  Mitsubishi Electric Corp                                11,556          61,268
  Mitsubishi Estate Co Ltd                                 6,626          72,948
  Mitsubishi Gas Chemical Co                               3,192          16,348
  Mitsubishi Heavy Industries Ltd                         18,081          47,279
  Mitsubishi Materials Corp                                7,011          16,563
  Mitsubishi Rayon Co Ltd                                  3,980          16,508
  Mitsubishi Securities Co Ltd*                            1,926          17,071
  Mitsubishi Tokyo Financial                                  30         254,542
  Mitsui & Co Ltd                                          8,847          83,760
  Mitsui Fudosan Co Ltd                                    4,693          52,683
  Mitsui Mining & Smelting                                 3,674          17,259
  Mitsui Osk Lines Ltd                                     7,979          49,282
  Mitsui Pertochemical                                     3,639          21,361
  Mitsui Sumitomo Insurance Co                             7,018          63,216
  Mitsui Trust Holdings Inc                                3,103          31,896
  Mitsukoshi Ltd*                                          3,491          15,739
  Mizuho Financial Group Inc                                  47         212,741
  Murata Manufacturing Co. Ltd                             1,225          62,407
  NEC Corporation                                         11,245          60,836
  Net One Systems Co Ltd*                                      8          20,630
  NGK Insulators                                           1,926          18,773
  NGK Spark Plub                                           1,415          16,318
  Nidec Corporation                                          364          38,532
  Nikko Cordial Corp                                       9,446          41,564
  Nikon Corp                                               1,887          21,370
  Nintendo Co Ltd                                            612          64,012
  Nippon Electric Glass Co Ltd                             1,385          20,930
  Nippon Express Co Ltd                                    5,770          25,077
  Nippon Meat Packer                                       1,283          14,912
  Nippon Mining Holdings Inc                               5,539          31,415
  Nippon Oil Corp                                          8,840          60,020
  Nippon Paper Gorup Inc                                       7          25,689

The accompanying notes are an integral part of the financial statements.

                                     Summit Mutual Funds, Inc. - Pinnacle Series
EAFE INTERNATIONAL INDEX PORTFOLIO                       SCHEDULE OF INVESTMENTS

                                                          SHARES           VALUE
                                                          ----------------------
JAPAN - 21.35% (Continued)
   Nippon Sheet Glass Co                                   2,610   $      10,214
   Nippon Steel Co                                        36,659          85,280
   Nippon Telegraph & Telephone Corp.                         29         124,205
   Nippon Yusen Kabushiki Kaisha                           7,757          44,623
   Nishi-Nippon City Bank Ltd*                             3,774          16,470
   Nissan Motor Co Ltd*                                   13,025         128,952
   Nisshin Flour Milling Co Ltd                            1,566          16,252
   Nisshin Steel Co Ltd                                    6,229          15,670
   Nissin Food Products Co Ltd                               599          15,366
   Nitto Denko Corp                                          958          54,938
   Nomura Holdings Inc.                                   10,305         123,301
   Nomura Reaserch Institute Ltd                             163          16,285
   NSK Limited                                             3,167          16,248
   NTN Corporation                                         2,845          15,289
   NTT Data Corp                                               7          23,921
   NTT Mobile Communications                                 102         150,832
   Obayashi Corp                                           4,917          26,468
   Odakyu Electric Railway Co                              3,885          20,528
   OJI Paper Co Ltd                                        4,882          25,487
   Oki Electric Ind Co Ltd                                 4,421          15,586
   Olympus Corp                                            1,592          30,575
   Omron Corp                                              1,390          30,644
   Onward Kashiyama Co Ltd*                                1,246          15,774
   Oriental Land Co Ltd                                      345          20,469
   Orix Corp                                                 478          71,718
   Osaka Gas Co Ltd                                       11,741          36,947
   Pioneer Electric Corp                                   1,265          19,151
   Promise Co Ltd                                            573          36,734
   Rakuten Inc*                                               28          22,444
   Resona Holding Inc*                                    26,723          49,877
   Ricoh Company Limited                                   3,913          61,145
   Rohm Company Limited                                      668          64,448
   Sanken Electric Co Ltd*                                 1,548          20,197
   Sankyo Co. Ltd.                                         2,697          61,743
   Santen Pharmaceutical Co Ltd*                             705          15,987
   Sanyo Electric Co Ltd*                                 11,133          28,408
   Secom                                                   1,199          51,569
   Sega Sammy Holdings Inc                                   493          30,228
   Seiko Epson Corp                                          789          26,323
   Seino Transportation Co Ltd                             1,134          10,245
   Sekisui Chemical                                        2,959          20,384
   Sekisui House Ltd                                       3,080          31,132
   Seven Eleven                                            2,183          60,625
   Sharp Corporation                                       5,652          88,369
   Shimamura Co Ltd*                                         132          11,140
   Shimano Inc                                               529          15,025
   Shimizu Corporation                                     4,559          21,252
   Shin-Etsu Chemical Co Ltd                               2,094          79,489
   Shinko Securities Co Ltd*                               3,354          10,645
   Shinsei Bank Ltd                                        6,217          33,522
   Shionogi & Co Ltd                                       2,199          28,374
   Shiseido Co Ltd                                         2,564          32,366
   Shizuoka Bank Ltd.                                      3,654          31,399
   Showa Denko Ky*                                         6,420          15,224
   Showa Shell Sekiyu KK                                   1,646          16,474
   SMC Corporation                                           348          37,968
   Softbank Corp                                           1,567          61,462
   Sompo Japan Insurance                                   5,042          50,918
   Sony Corporation                                        5,287         182,105
   Stanley Electric Co Ltd                                   980          15,906
   Sumitomo Chemical Co Ltd                                9,934          45,682
   Sumitomo Corp                                           6,649          53,298
   Sumitomo Electric Industries Ltd                        4,025          41,228
   Sumitomo Heavy Industries                               3,086          14,831
   Sumitomo Metal Industries                              26,880          46,050
   Sumitomo Metal Mining                                   4,012          27,529
   Sumitomo Mitsui Financial                                  24         162,301
   Sumitomo Realty                                         2,361          26,483
   Sumitomo Trust and Banking                              7,674          46,706
   Suruga Bank Ltd                                         1,864          15,194
   Suzuken Co Ltd*                                           603          15,197
   Taiheiyo Cement Corporation                             6,027          16,086
   Taisei Corp                                             6,121          20,642
   Taisho Pharmaceutical Co                                1,054          20,528
   Takashimaya Co Ltd*                                     1,815          16,251
   Takeda Pharmaceutical Co Ltd                            4,991         247,514
   T&D Holdings Inc                                        1,482          69,754
   Takefuji Corp                                             678          45,850
   Tanabe Seiyaku Co*                                      1,491          14,385
   TDK Corp                                                  707          48,194
   Teijin Limited                                          5,867          27,244
   Teikoku Oil Co Ltd                                      2,343          17,450
   Terumo Corporation                                      1,148          33,124
   The Daimaru Inc*                                        1,796          15,935
   THK Company Limited                                       765          15,796
   Tobu Railway Co Ltd                                     5,743          20,817
   Toho Co*                                                1,091          15,740
   Tohoku Electric Power                                   2,377          50,688
   Tokyo Electric Power                                    6,610         157,643
   Tokyo Electron Limited                                    960          50,811
   Tokyo Gas Co Ltd                                       13,080          48,945
   Tokyo Tatemono Co Ltd                                   1,493          10,029
   Tokyu Corporation                                       5,782          25,963
   Tonengeneral Sekiyu                                     1,970          21,316
   Toppan Printing Co. Ltd.                                3,532          37,420
   Toray Industries Inc                                    7,946          37,686
   Toshiba Corporation                                    17,651          70,346
   Tosoh Corporation                                       3,999          16,623
   Toto Ltd                                                1,930          15,262
   Toyo Seikan Kaisha                                      1,186          18,746
   Toyobo Co Ltd                                           6,811          15,906
   Toyota Industries Corporation                           1,154          31,528
   Toyota Motor Corporation                               16,243         581,441
   Toyota Tsusho Corp*                                       899          14,680
   Trend Micro                                               614          21,868
   UBE Industries Ltd                                      5,370          10,943
   UFJ Holdings Inc*                                          24         125,080
   UNI-Charm Corp                                            365          14,678
   UNY Co Ltd*                                             1,370          15,577
   USS Co Ltd                                                234          14,917
   Wacoal Corp*                                            1,173          14,850
   West Japan Railway                                         13          44,543
   Wolters Kluwer                                          1,724          33,009
   Yahoo Japan Corp                                           37          77,733
   Yakult Honsha Co Ltd                                      836          15,076
   Yamada Denki Corp                                         488          28,073
   Yamaha Corporation                                      1,090          17,003
   Yamaha Motor Co Ltd                                     1,167          21,413

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS                       EAFE INTERNATIONAL INDEX PORTFOLIO

                                                          SHARES           VALUE
                                                          ----------------------
JAPAN - 21.35% (Continued)
  Yamato Transport Co Ltd                                  2,200   $      30,549
  Yokogawa Electric                                        1,705          21,077
                                                                   -------------
                                                                      11,436,856
                                                                   -------------
NETHERLANDS - 5.02%
  ABN Amro Holding NV                                     10,038         247,229
  Aegon NV                                                 8,071         104,618
  Akzo Nobel NV                                            1,643          64,785
  Asml Holding NV*                                         2,895          45,619
  Corio NV                                                   287          16,037
  DSM NV                                                     452          30,963
  Heineken NV                                              1,447          44,728
  Inbev*                                                   1,128          38,185
  Inditex*                                                 1,396          35,954
  ING Groep NV                                            10,693         302,445
  Koninklijke Ahold NV*                                    9,465          77,897
  Koninklijke KPN NV                                      12,256         102,943
  Koninklijke Numico NV*                                     925          37,034
  Nordea Bank AB*                                         12,240         111,241
  Philips Electronics NV                                   7,480         189,207
  Randstad Holding NV                                        278           9,609
  Reed Elsevier NV                                         4,395          61,277
  Rodamco Europe NV                                          265          21,729
  Royal Dutch Petroleum Company                           11,922         779,169
  SBM Offshore NV                                            317          21,754
  TNT Post Group NV                                        2,351          59,611
  Unilever NV                                              3,172         205,964
  Vedior NV                                                1,059          14,945
  Vnu-Ver Ned Uitgev Ver Bezit                             1,536          42,887
  Wereldhave NV                                              207          22,084
                                                                   -------------
                                                                       2,687,914
                                                                   -------------
NEW ZEALAND - 0.18%
  Auckland International Airport Ltd                      10,066          16,729
  Fletcher Building Ltd                                    3,418          16,424
  Sky City Entertainment Group                             4,876          15,190
  Telecom Corp                                            12,150          50,778
                                                                   -------------
                                                                          99,121
                                                                   -------------
NORWAY - 0.79%
  DNB Nor ASA                                              4,265          44,547
  Frontline ASA                                              374          14,996
  Norsk Hydro ASA                                          1,003          92,097
  Norske Skogindustrier ASA                                  994          16,391
  Orkla ASA                                                1,347          49,680
  Prosage ASA*                                               547          16,449
  Statoil ASA                                              3,981          81,333
  Storebrand ASA                                           1,902          17,828
  Telenor ASA                                              4,956          39,629
  Yara International ASA                                   3,045          48,464
                                                                   -------------
                                                                         421,414
                                                                   -------------
PORTUGAL - 0.28%
  Banco BPI SA                                             3,991          15,215
  Banco Comercial Portugues                               13,617          34,939
  Brisa-Auto Estradas de Portugal SA                       1,921          15,089
  Electricidade de Portugal SA*                           11,563          29,109
  Portugal Telecom SGPS SA                                 4,557          43,240
  Sonae SGPS SA                                           10,141          13,992
                                                                   -------------
                                                                         151,584
                                                                   -------------
SINGAPORE - 0.81%
  Capitaland Limited                                      10,990          15,515
  City Developments                                        5,027          22,364
  Comfortdelgro Corp                                      15,282          15,320
  DBS Group Holdings Ltd                                   7,174          60,853
  Fraser & Neave Ltd                                       2,193          20,423
  Keppel Corp.                                             3,776          27,998
  Oversea-Chinese Banking Corp                             6,193          42,613
  Oversea-Chinese Banking Rts*                             1,239           4,739
  Singapore Airlines Ltd*                                  3,648          24,236
  Singapore Exchange Ltd                                  13,110          16,408
  Singapore Press Holdings                                11,956          30,495
  Singapore Technologies Engineering Ltd                   7,027          10,087
  Singapore Telecommunications*                           39,130          64,295
  United Overseas Land Ltd*                                  703             950
  UTD Overseas Bank                                        7,027          59,189
  Venture Corporation Ltd                                  1,757          16,675
                                                                   -------------
                                                                         432,160
                                                                   -------------
SPAIN - 3.92%
  Abertis Infraestructuras SA                              1,145          29,198
  Acciona SA                                                 231          22,925
  Acerinox SA                                              1,404          19,150
  ACS, Actividades Cons                                    1,324          37,080
  Aguas De Barcelona                                         760          16,391
  Altadis SA                                               1,603          67,263
  Amadeus Global Travel*                                   2,263          19,802
  Antena 3 Television SA                                     774          15,494
  Banco Bilbao Vizcaya Argentaria SA*                     18,805         290,411
  Banco Popular Espanol                                    5,410          65,411
  Banco Santander Central Hispano SA                      34,183         396,750
  Cintra Concesions De Infrae*                             1,430          16,805
  Corporacion Mapfre SA*                                   1,063          15,914
  Ebro Puleva SA*                                            872          15,514
  Endesa SA                                                5,386         126,526
  Fomento De Condtruc                                        274          15,450
  Gamesa                                                   1,140          15,467
  Gas Natural SDG SA                                       1,096          32,339
  Grupo Ferrovial SA                                         441          28,448
  Grupo Prisa SA                                             527          10,224
  Iberdrola SA                                             4,789         126,470
  Iberia                                                   4,852          13,917
  Indra Sistemas SA*                                       1,133          22,447
  Metrovacesa SA                                             283          16,687
  Metrovacesa SA - Rights*                                   283           1,534
  NH Hoteles SA*                                           1,190          16,347
  Repsol YPF SA                                            5,596         143,312
  Telefonica Publicidad                                    1,206          10,553
  Telefonica SA                                           26,203         429,393
  Union Electrica Fenosa SA                                1,376          41,984
  Vallehermoso SA                                            843          19,885
  Vallehermoso SA - Rights*                                  843             622
                                                                   -------------
                                                                       2,099,713
                                                                   -------------
SWEDEN - 2.05%
  Assa Abloy AB                                            1,976          25,420
  Atlas Copco AB - Series A                                3,316          52,634
  Atlas Copco AB - Series B                                1,362          19,614
  Electrolux AB                                            1,692          36,061
  Eniro AB                                                 1,331          15,163
  Ericsson Lm-B Shares                                    81,534         261,963

The accompanying notes are an integral part of the financial statements.

                                     Summit Mutual Funds, Inc. - Pinnacle Series
EAFE INTERNATIONAL INDEX PORTFOLIO                       SCHEDULE OF INVESTMENTS

                                                          SHARES           VALUE
                                                         -----------------------
SWEDEN - 2.05% (Continued)
  Gambro AB Series A                                       1,965   $      26,285
  Getinge Industrier                                       1,408          19,195
  Hennes & Mauritz AB                                      2,813          99,021
  Logitech International*                                    512          16,459
  Modern Times Group AB*                                     325           9,964
  Sandvik AB                                               1,191          44,288
  Scania AB                                                  570          21,013
  Securitas AB                                             1,845          30,820
  Skandia Forsakrings AB*                                  5,661          31,087
  Skandinaviska Enskilda Banken (SEB)                      2,692          44,797
  Skanska AB                                               2,529          31,239
  SKF AB                                                   2,565          26,267
  SSAB Svenskt                                               652          15,023
  Svenska Cellulosa AB                                     1,059          33,889
  Svenska Handelsbanken                                    2,811          57,392
  Swedish Match AB                                         1,744          19,813
  Tele2 AB                                                 2,283          21,479
  Telia AB                                                11,097          52,984
  Trelleborg AB                                              670           9,949
  Volvo AB Class A                                           667          26,297
  Volvo AB Class B                                         1,152          46,893
                                                                   -------------
                                                                       1,095,009
                                                                   -------------
SWITZERLAND - 6.68%
  ABB Ltd.*                                               11,399          74,710
  Adecco SA                                                  869          39,597
  AGFA Gevaert NV                                            695          19,220
  CIBA Spezialitaten                                         515          30,016
  CIE Financ Richemont*                                    3,036         102,096
  Clariant AG-Reg                                          1,434          19,077
  Credit Suisse Group                                      7,495         295,613
  Givaudan                                                    42          24,430
  Holcim Ltd B                                             1,030          62,685
  Lonza AG                                                   249          13,784
  Nestle SA                                                2,332         596,806
  Nobel Biocare                                              153          31,038
  Novartis                                                13,637         649,584
  PSP Swiss Property AG                                      458          19,869
  Rietter Holding                                            291          80,603
  Roche Holding AG                                         4,032         510,272
  Schindler Holding AG                                        45          16,256
  Serono SA                                                   41          26,200
  SGS Sco Gen Surveillace                                     29          19,923
  Straumann AG                                                77          16,041
  Swiss Re                                                 1,979         121,675
  Swisscom                                                   137          44,681
  Syngenta AG*                                               643          66,174
  Synthers Inc                                               276          30,299
  The Swatch Group AG-B                                      275          38,622
  UBS AG                                                   6,120         477,509
  Zurich Financial Services AG*                              866         149,193
                                                                   -------------
                                                                       3,575,973
                                                                   -------------
UNITED KINGDOM - 25.00%
  3I Group Plc                                             3,788          46,014
  Aegis Group Plc                                          8,618          15,363
  Alliance Unichem Plc                                     1,752          26,665
  Allied Irish Banks Plc*                                  5,249         112,445
  Amec Plc                                                 2,554          15,100
  Amvescap Plc                                             4,446          26,525
  Anglo American Plc                                       7,928         185,931
  Arm Holding                                              7,843          15,914
  Arriva Plc                                               1,576          15,389
  Associated British                                       2,363          20,872
  AstraZeneca Plc                                          9,882         409,161
  Aviva Plc                                               13,826         154,076
  BAA Plc                                                  6,478          71,958
  BAE Systems Plc                                         19,141          98,423
  Balfour Beatty Plc                                       2,695          15,970
  Barclays Plc                                            38,480         382,973
  Barratt Developments Plc                                 1,739          22,324
  BBA Group Plc*                                           2,832          15,653
  Bellway Plc                                              1,024          15,833
  BG Group Plc                                            21,266         174,883
  Billiton Plc                                            15,117         192,839
  BOC Group Plc                                            2,837          51,032
  Boots Co. Plc                                            4,199          45,815
  BP Amoco Plc*                                          127,231       1,324,397
  BPB Plc                                                  2,874          27,239
  Brambles Industries Plc                                  4,712          25,833
  British Airways*                                         3,072          14,503
  British American Tobacco                                 9,190         177,165
  British Land Company Plc                                 2,982          46,802
  British SKY Broadcasting Plc                             7,388          69,823
  Brixton Plc                                              2,351          15,006
  BT Group Plc*                                           47,277         194,817
  Bunzl Plc                                                2,481          23,160
  Cable & Wireless Plc                                    12,918          34,485
  Cadbury Schweppes Plc                                   12,666         120,953
  Capita Group Plc                                         4,339          28,608
  Carnival Plc                                               934          52,996
  Cattles Plc                                              2,856          15,760
  Centrica Plc                                            21,914          90,991
  Compass Group Plc                                       13,868          58,265
  Close Brothers Group Plc                                 1,206          15,914
  Cobham Plc                                                 612          15,515
  Corus Group Plc*                                        32,793          24,676
  CRH Plc                                                  2,943          78,183
  Daily Mail & Gen Trust A                                 2,151          25,339
  Davis Services Group Plc                                 1,917          15,576
  DCC Plc                                                    748          14,937
  Diageo Plc                                              17,674         260,606
  Dixons Group Plc*                                       11,179          31,445
  Elan Corporation Plc*                                    2,304          15,755
  Electrocomponents Plc                                    3,484          15,012
  Emap Plc                                                 1,854          25,843
  Enterprise Inns Plc                                      2,223          33,217
  European Aeronautic Defense*                             1,418          45,222
  Exel Plc                                                 1,972          29,996
  Filtrona Plc*                                            1,595           6,944
  Firstgroup Plc*                                          2,610          15,396
  Friends Provident Plc                                   11,511          37,535
  Gallaher Group Plc*                                      3,768          55,965
  George Wimpey Plc                                        2,791          21,952
  GKN Plc                                                  4,543          21,000
  GlaxoSmithKline Plc                                     34,377         832,094
  Grafton Group Plc                                        1,843          21,369
  Group 4 Secricor                                         8,312          21,891
  GUS Plc                                                  5,699          89,904

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS                       EAFE INTERNATIONAL INDEX PORTFOLIO

                                                          SHARES           VALUE
                                                         -----------------------
UNITED KINGDOM - 25.00% (Continued)
   Hammerson Plc                                           1,584   $      25,244
   Hanson Plc                                              4,485          43,110
   Hays Plc                                               11,346          26,325
   HBOS Plc                                               22,583         348,162
   Hilton Group Plc                                        8,966          45,983
   HMV Group Plc*                                          3,644          15,440
   HSBC Holdings Plc                                      64,744       1,032,378
   Iaws Group Plc*                                         1,017          14,229
   ICAP Plc*                                               3,094          16,464
   IMI Plc                                                 2,895          21,629
   Imperial Chemical Industries Plc                        7,644          34,786
   Imperial Tobacco                                        4,411         118,780
   Inchcape                                                  641          23,623
   Independent News & Media Plc                            5,050          15,585
   Intercontinental Hotel Group                            2,843          35,886
   Intertek Testing Services                               1,102          13,860
   ITV Plc                                                26,669          58,771
   Johnson Matthey Plc                                     1,480          28,293
   Kelda Group Plc                                         2,676          33,489
   Kerry Group Plc                                           829          20,468
   Kesa Electricals Plc                                    3,140          15,724
   Kingfisher Plc                                         13,902          61,274
   Land Securities Plc                                     2,612          65,048
   Legal & General Group Plc                              35,537          73,220
   Liberty International Plc                               1,477          25,629
   Lloyds TSB Group Plc                                   33,408         283,114
   Logicacmg Plc                                           4,962          15,513
   London Stock Exchange Plc*                              1,782          15,692
   Man Group Plc                                           1,842          47,754
   Marks & Spencer Plc                                    10,101          65,241
   Meggitt Plc                                             3,083          15,618
   Missys Plc*                                             3,972          16,937
   Mitchells & Butlers Plc                                 3,470          20,780
   National Grid Transco Plc                              17,729         171,843
   National Power Plc                                      9,237          34,092
   National Express Group Plc                                973          15,846
   Next Plc                                                1,512          40,878
   Pearson Plc                                             4,721          55,613
   Peninsular & Orient Steam Navigation                    4,506          25,612
   Persimmon Plc                                           1,537          21,507
   Pilkington                                              7,400          15,877
   Provident Financial Plc                                 1,659          21,341
   Prudential Plc                                         13,726         122,038
   Punch Taverns Plc                                       1,730          22,720
   Rank Group Plc                                          4,318          20,811
   Rechitt Benckiser Plc                                   3,597         106,012
   Reed Elsevier Plc                                       7,444          71,286
   Rentokil Initial Plc                                   12,831          36,724
   Reuters Group Plc                                       8,722          61,725
   Rexam Plc                                               3,577          30,874
   Rio Tinto Plc Reg*                                      6,366         194,807
   Rolls Royce Plc                                         8,382          43,139
   Rolls Royce Plc B*                                    517,264             927
   Royal Bank of Scotland Group Plc                       18,339         553,965
   Royal Sun Alliance Ins. Group                          18,125          27,196
   Sage Group Plc                                          7,807          31,297
   Sainsbury (J) Plc                                       7,772          39,720
   Scot & Newcastle                                        4,689          38,959
   Scottish & Southern Energy                              4,997          90,692
   Scottish Power Plc                                     10,910          97,049
   Serco Group Plc*                                        3,390          15,488
   Severn Trent Plc                                        2,266          41,289
   Shell Transport & Trading Co                           55,959         544,150
   Signet Group Plc                                       10,936          21,308
   Slough Estates Plc                                      2,834          26,479
   Smith & Nephew Plc                                      5,725          56,517
   Smiths Group Plc                                        3,512          57,825
   Tate & Lyle*                                            3,011          25,732
   Taylor Woodrow Plc                                      3,696          22,365
   Tesco Plc                                              46,442         265,222
   Thorn EMI                                               4,708          21,425
   Tomkins Plc                                             5,651          26,476
   Travis Perkins Plc*                                       665          20,707
   Trinity Mirror Plc                                      1,805          19,985
   Unilever Plc                                           15,375         148,337
   United Business Media Plc                               1,930          17,137
   United Utilities Plc                                    3,405          40,263
   United Utilities Plc - A                                1,765          10,435
   Vodafone Group Plc                                    365,953         891,689
   Whitbread Plc                                               0               5
   William Hill Plc                                        2,778          26,852
   Wolseley Plc                                            3,258          68,528
   WPP Group Plc                                           7,323          75,375
   Yell Group Plc*                                         4,166          31,740
                                                                   -------------
                                                                      13,385,175
                                                                   -------------
       (cost $47,032,419)                                             52,594,828
                                                                   -------------
UNIT INVESTMENT TRUST - 1.17%
   iShares MSCI EAFE Index Fund*                          11,921         624,541
                                                                   -------------

     Total Unit Investment Trust
       (cost $540,220)                                                   624,541
                                                                   -------------

SHORT-TERM INVESTMENTS - .04%
   NORTHERN TRUST DIVERSIFIED ASSETS
   FUND - .04%                                            19,995          19,995
                                                                   -------------
     Total Short-Term Investments
       (cost $19,995)                                                     19,995
                                                                   -------------

TOTAL INVESTMENTS - 99.41%
   (cost $47,592,634)(1)                                              53,239,364
                                                                   -------------

OTHER ASSETS AND LIABILITIES - .59%                                      317,051
                                                                   -------------

TOTAL NET ASSETS - 100.00%                                         $  53,556,415
                                                                   =============

*    Non-income producing

(1) For federal income tax purposes, cost of investments and foreign currencies is $48,222,243 and gross unrealized appreciation and depreciation of securities as of June 30, 2005 was $6,815,118 and ($1,797,997),
     respectively, with a net appreciation / depreciation of $5,017,121.

The accompanying notes are an integral part of the financial statements.

                                     Summit Mutual Funds, Inc. - Pinnacle Series
EAFE INTERNATIONAL INDEX PORTFOLIO                          FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005 (Unaudited)

ASSETS
  Investments in securities, at value                             $  53,239,364
  Cash denominated in foreign currencies                                  5,861
  Collateral for securities loaned, at fair value                     4,182,045
  Receivables:
    Shares sold                                                         186,227
    Securities sold                                                      41,321
    Interest and dividends                                              176,036
  Receivable from Adviser                                                52,766
  Prepaid expenses and other                                             13,913
                                                                  -------------
                                                                     57,897,533
                                                                  -------------
LIABILITIES
  Payables:
    Shares redeemed                                                      47,662
    Payable upon return of securities loaned                          4,182,045
    Bank overdraft                                                       33,458
    Directors' fees                                                       1,331
    Custodian fees                                                        2,511
    Fund accounting fees                                                 25,589
    Professional fees                                                    11,688
    Royalty fees                                                         29,962
    Other accrued expenses                                                6,872
                                                                  -------------
                                                                      4,341,118
                                                                  -------------
NET ASSETS*
  Paid-in capital                                                    47,756,931
  Accumulated undistributed net
    investment income                                                   636,803
  Accumulated net realized gain / (loss)
    on investments and futures contracts                               (466,543)
  Net unrealized appreciation / (depreciation) on
    investments, futures contracts, and foreign
    currency translations                                             5,629,224
                                                                  -------------
                                                                  $  53,556,415
                                                                  =============

Shares authorized ($.10 par value)                                   20,000,000
Shares outstanding                                                      746,932
Net asset value, offering and redemption
  price per share                                                 $       71.70
Investments at cost                                               $  47,592,634
Foreign currencies investments at cost                            $       5,861

* FEDERAL TAX DATA AS OF DECEMBER 31, 2004
  Undistributed ordinary income                                   $     815,656
  Undistributed long-term gains                                   $     220,508
  Unrealized appreciation                                         $   6,661,211

STATEMENT OF OPERATIONS
For the period ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
  Interest                                                        $       7,917
  Dividends                                                           1,036,149
  Foreign dividend taxes withheld                                      (119,983)
  Other income                                                             (900)
                                                                  -------------
                                                                        923,183
                                                                  -------------
EXPENSES
  Advisory fees                                                         145,433
  Administration expenses                                                25,970
  Custodian fees and expenses                                           123,450
  Fund accounting fees                                                   53,555
  Professional fees                                                       9,476
  Directors' fees                                                         2,828
  Transfer agent fees                                                     5,059
  Royalty fee                                                             9,412
  Other expenses                                                          4,886
                                                                  -------------
                                                                        380,069
  Reimbursements and waivers                                           (133,353)
                                                                  -------------
                                                                        246,716
                                                                  -------------
NET INVESTMENT INCOME / (LOSS)                                          676,467
                                                                  -------------
REALIZED AND UNREALIZED
GAIN / (LOSS)
  Net realized gain / (loss) on investments
    and options                                                         145,567
  Net change in unrealized appreciation /
    (depreciation) on investments,
    futures contracts,
    and foreign currency translations                                (1,644,089)
                                                                  -------------
NET REALIZED AND UNREALIZED
  GAIN / (LOSS)                                                      (1,498,522)
                                                                  -------------
NET INCREASE / (DECREASE) IN
NET ASSETS FROM OPERATIONS                                        $    (822,055)
                                                                  =============

TRANSACTIONS WITH AFFILIATES:

               Percent of Current
                Net Asset Value
-----------------------------------------------
    Advisory       Administration      Expense
      Fee              Fee             Limit(1)       Waiver      Reimbursement
-------------------------------------------------------------------------------
      0.56%           0.10%            0.69%(2)        $ --         $ 133,353

(1) The Adviser has agreed to pay other expenses of the portfolio, other than the advisory fees, to the extent that such expenses exceed the stated percentage of their average net assets.

(2) The Adviser agreed to temporarily waive its fees and/or reimburse expenses of the portfolio, to the extent necessary to limit all expenses to 0.95% of the average daily net assets of the portfolio until December 31, 2005.

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
FINANCIAL STATEMENTS                          EAFE INTERNATIONAL INDEX PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      For the
                                                                    Six Months
                                                                  Ended June 30,
Year Ended
                                                                    (Unaudited)
December 31,
                                                                  -----------------
-------------
                                                                       2005
2004
                                                                  -----------------
-------------
OPERATIONS
  Net investment income / (loss)                                  $     676,467
$     467,520
  Net realized gain / (loss) on investments and futures                 145,567
556,595
  Net change in unrealized appreciation / (depreciation)
    on investments, futures contracts, and foreign
    currency translations                                            (1,644,089)
3,553,469
                                                                  -------------
-------------
                                                                       (822,055)
4,577,584
                                                                  -------------
-------------
DISTRIBUTIONS TO SHAREHOLDERS*
  Net investment income                                                (503,262)
(369,685)
  Net realized gain on investments                                     (572,574)
(427,028)
                                                                  -------------
-------------
                                                                     (1,075,836)
(796,713)
                                                                  -------------
-------------
FUND SHARE TRANSACTIONS
  Proceeds from shares sold                                           5,112,258
41,242,581
  Reinvestment of distributions                                       1,075,835
796,713
  Payments for shares redeemed                                       (1,672,048)
(11,446,405)
                                                                  -------------
-------------
                                                                      4,516,045
30,592,889
                                                                  -------------
-------------
NET INCREASE / (DECREASE) IN NET ASSETS                               2,618,154
34,373,760
NET ASSETS
  Beginning of period                                                50,938,261
16,564,501
                                                                  -------------
-------------
  End of period                                                   $  53,556,415
$  50,938,261
                                                                  =============
=============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                   $     636,803
$     446,092
                                                                  =============
=============

FUND SHARE TRANSACTIONS
  Sold                                                                   70,397
589,544
  Reinvestment of distributions                                          14,523
12,104
  Redeemed                                                              (23,155)
(173,659)
                                                                  -------------
-------------
    Net increase / (decrease) from fund share transactions               61,765
427,989
                                                                  =============
=============
TOTAL COST OF PURCHASES OF:
  Common Stocks                                                   $   9,879,287
$  47,061,926
                                                                  -------------
-------------
                                                                  $   9,879,287
$  47,061,926
                                                                  =============
=============
TOTAL PROCEEDS FROM SALES OF:
  Common Stocks                                                   $   5,798,006
$  15,464,778
                                                                  -------------
-------------
                                                                  $   5,798,006
$  15,464,778
                                                                  =============
=============
*TAX CHARACTER OF DISTRIBUTIONS PAID
  Ordinary income                                                 $     855,328
$     794,865
  Long-term capital gains                                               220,508
1,848
                                                                  -------------
-------------
                                                                  $   1,075,836
$     796,713
                                                                  =============
=============

The accompanying notes are an integral part of the financial statements.

                                     Summit Mutual Funds, Inc. - Pinnacle Series
                                           LEHMAN AGGREGATE BOND INDEX PORTFOLIO

Objective - Seeks investment results that correspond to the total return performance of the bond market, as represented by the Lehman Brothers Aggregate Bond Index (the "Index").

Strategy - The Summit Pinnacle Lehman Aggregate Bond Index Portfolio (the "Portfolio") will invest at least 80% of the value of its assets in obligations issued or guaranteed by the U.S. Government, publicly-traded debt securities rated BBB or BAA3 or higher by a national rating agency, or cash and cash equivalents. Up to 20% of the Portfolio's total assets may be invested in financial futures or options contracts. The Portfolio will not purchase bonds rated below investment grade.

Managers' Comments:
For the six-month period ended June 30, 2005, the Portfolio's total return 2.08% (after waivers and reimbursements, but before the impact of any product or contract-level fees). This compares to a 2.51% total return for the Index. The difference of 0.43% is referred to as "tracking error" and is largely attributed to the Portfolio's operating expenses. These expenses represent the Portfolio's costs for advisory, administration, accounting, custody and other services. The remaining difference can be caused by a number of factors, including the timing and size of cash flows into and out of the Portfolio; brokers' commissions or other trading costs; holding security positions in amounts that are different than the weightings in the Index; and the fact that the Portfolio is only a sample of the Index verses a complete replica, among others. While an exact replication of the capitalization weightings of securities in the Index is not feasible, the Portfolio's objectives and strategies call for a correlation of at least 95% between the Portfolio's pre-expense total return and that of the Index. The Portfolio achieved this level of correlation for the period presented.

                       Fund Data

Manager:                                      Team Managed
Inception Date:                               April 1, 2003
Total Net Assets:                             $35.57 Million
Number of Holdings:                           85
Average Duration:                             4.1 years
Average Maturity:                             13.0 years
Average Credit Quality:                       AA+/Aa1
Current Yield:                                4.42%

[LINE CHART]

               Comparison of Change in Value of $10,000 Investment

Summit Lehman Aggregate Bond Index Portfolio - Total Return

           1-Year                   Since Inception
           ------                   ---------------
           5.84%                         3.26%

Past performance is not predictive of future results.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Separate account expenses are not included.

                 Summit Lehman
                 Aggregate Bond       Lehman Brothers
                Index Portfolio    Aggregate Bond Index
 3/31/2003         $ 10,000               $ 10,000
 4/30/2003         $ 10,074               $ 10,083
 5/31/2003         $ 10,272               $ 10,270
 6/30/2003         $ 10,244               $ 10,250
 7/31/2003         $  9,853               $  9,905
 8/31/2003         $  9,901               $  9,971
 9/30/2003         $ 10,172               $ 10,235
10/31/2003         $ 10,061               $ 10,140
11/30/2003         $ 10,076               $ 10,164
12/31/2003         $ 10,170               $ 10,267
 1/31/2004         $ 10,249               $ 10,350
 2/29/2004         $ 10,349               $ 10,462
 3/31/2004         $ 10,419               $ 10,541
 4/30/2004         $ 10,154               $ 10,266
 5/31/2004         $ 10,110               $ 10,225
 6/30/2004         $ 10,155               $ 10,283
 7/31/2004         $ 10,246               $ 10,385
 8/31/2004         $ 10,430               $ 10,583
 9/30/2004         $ 10,455               $ 10,612
10/31/2004         $ 10,526               $ 10,701
11/30/2004         $ 10,445               $ 10,615
12/31/2004         $ 10,531               $ 10,713
 1/31/2005         $ 10,594               $ 10,780
 2/28/2005         $ 10,526               $ 10,716
 3/31/2005         $ 10,480               $ 10,661
 4/30/2005         $ 10,599               $ 10,806
 5/31/2005         $ 10,703               $ 10,923
 6/30/2005         $ 10,750               $ 10,982

                                Quality Breakdown

                                       (% of net assets)
                                        ----------------
AAA                                           79%
AA                                             3%
A                                             11%
BBB                                            7%

[PIE CHART]

                               Sector Allocations

U.S. Treasuries & Agency Obligations           25.9%
Mortgage & Asset Backed Securities             46.1%
Corporate Bonds & Notes                        22.7%
Short-Term & Other                              5.3%

Summit Mutual Funds, Inc. - Pinnacle Series
FINANCIAL HIGHLIGHTS                       LEHMAN AGGREGATE BOND INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period. Share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.

                                                        Six Months
Period from
                                                      Ended June 30,    Year Ended
April 1, 2003(1)
                                                        (Unaudited)     December
31,    to December 31,
                                                      -----------------------------
---------------------
                                                           2005             2004
2003
                                                      -----------------------------
---------------------
Net asset value, beginning of period                   $  50.13          $  49.78
$  50.00
                                                       --------          --------
--------
Investment Activities:
  Net investment income / (loss)                           0.90
1.71(4)          1.32
  Net realized and unrealized gains / (losses)             0.13              0.03
(0.49)
                                                       --------          --------
--------
Total from Investment Activities                           1.03              1.74
0.83
                                                       --------          --------
--------
DISTRIBUTIONS:
  Net investment income                                   (0.93)            (1.39)
(1.05)
                                                       --------          --------
--------
Total Distributions                                       (0.93)            (1.39)
(1.05)
                                                       ========          ========
========
Net asset value, end of period                         $  50.23          $  50.13
$  49.78
Total return                                               2.08%             3.55%
1.70%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets - net (2)          0.60%(3)          0.60%
0.60%(3)
Ratio of expenses to average net assets - gross            0.64%(3)          0.71%
1.10%(3)
Ratio of net investment income / (loss)
  to average net assets                                    3.48%(3)          3.26%
2.83%(3)
Portfolio turnover rate                                   18.54%(3)         43.24%
31.94%(3)
Net assets, end of period (000's)                      $ 35,570          $ 32,786
$ 10,296

(1)   Commencement of operations.

(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.

(3)   Annualized.

(4)   Per share amounts are based on average shares outstanding..

The accompanying notes are an integral part of the financial statements.

                                     Summit Mutual Funds, Inc. - Pinnacle Series
LEHMAN AGGREGATE BOND INDEX PORTFOLIO                    SCHEDULE OF INVESTMENTS

JUNE 30, 2005 (Unaudited)

                                                      PRINCIPAL        VALUE
                                                     --------------------------
U.S. TREASURY OBLIGATIONS - 25.95%
U.S. TREASURY NOTES & BONDS - 25.95%
  5.750% due 11/15/05                                $   155,000   $    156,374
  6.500% due 10/15/06                                    475,000        492,237
  2.250% due 02/15/07                                    450,000        440,350
  6.250% due 02/15/07                                    450,000        468,774
  2.750% due 08/15/07                                    760,000        745,987
  6.125% due 08/15/07                                    500,000        525,117
  5.500% due 02/15/08                                    650,000        680,088
  5.625% due 05/15/08                                    300,000        315,820
  3.125% due 10/15/08                                    500,000        491,270
  3.750% due 12/15/08                                    196,000        194,032
  5.500% due 05/15/09                                    200,000        213,133
  6.000% due 08/15/09                                    750,000        814,892
  6.500% due 02/15/10                                    600,000        669,586
  5.750% due 08/15/10                                    300,000        327,879
  4.375% due 08/15/12                                    100,000        103,711
  3.875% due 02/15/13                                    150,000        150,182
  3.625% due 05/15/13                                    300,000        296,180
  6.250% due 08/15/23                                    400,000        498,484
  5.500% due 08/15/28                                    500,000        588,809
  5.250% due 11/15/28                                    400,000        456,859
  5.250% due 02/15/29                                    300,000        343,113
  6.125% due 08/15/29                                    200,000        255,367
                                                                   ------------
                                                                      9,228,244
                                                                   ------------
    Total U.S. Treasury Obligations
      (cost $9,086,679)                                               9,228,244
                                                                   ------------

SOVEREIGN GOVERNMENT BONDS - 0.87%
  New Brunswick
    (6.750% due 08/15/13)                                100,000        118,323
  Republic of Italy
    (2.500% due 07/15/08)                                200,000        192,165
                                                                   ------------
    Total Sovereign Government Bonds
      (cost $309,792)                                                   310,488
                                                                   ------------

MORTGAGE-BACKED SECURITIES - 42.71%
  FHLMC 2.500% due 03/15/06                              500,000        495,744
  FHLMC 2.375% due 04/15/06                              500,000        494,710
  FHLMC 5.500% due 07/15/06                              800,000        813,862
  FHMLC 3.500% due 09/15/07                            1,300,000      1,292,017
  FHLMC 5.750% due 03/15/09                              200,000        212,366
  FHLMC 5.000% due 05/01/18                            1,696,971      1,717,385
  FHLMC 4.500% due 09/01/18                              647,686        645,280
  FHLMC 5.000% due 02/01/33                            1,160,623      1,162,474
  FNMA 5.000% due 11/01/17                               260,319        263,542
  FNMA 5.500% due 08/01/18                               646,199        663,742
  FNMA 6.500% due 04/01/23                                93,056         97,726
  FNMA 6.500% due 08/01/32                               800,754        830,095
  FNMA 5.500% due 07/01/33                             1,013,019      1,027,807
  FNMA 5.500% due 07/01/33                             1,310,919      1,330,055
  FNMA 6.000% due 08/01/33                               311,741        319,723
  FNMA 5.500% due 11/01/33                             1,080,779      1,096,555
  FNMA 5.000% due 10/01/34                             1,390,683      1,392,184
  GNMA 5.500% due 07/20/34                             1,311,096      1,337,363
                                                                   ------------
    Total Mortgage-Backed Securities
      (cost $15,321,439)                                             15,192,630
                                                                   ------------
ASSET-BACKED SECURITIES - 3.35%
  PRIVATE SECTOR - 3.35%
  BSCMS 2000-WF2 A1
    (7.110% due 10/15/32)                            $   311,055   $    327,651
  BSCMS 2003-T12 A3
    (4.240% due 08/13/39)                                350,000        347,747
  JPMCC 2001-C1 A2
    (5.464% due 01/12/11)                                500,000        516,094
                                                                   ------------
    Total Asset-Backed Securities
      (cost $1,207,130)                                               1,191,492
                                                                   ------------

CORPORATE BONDS AND NOTES - 22.73%
AEROSPACE & DEFENSE - 0.71%
  United Technologies Corp. (4.375% due
    05/01/10)                                            250,000        252,312
                                                                   ------------
BANK, BANK HOLDING COMPANIES, &
OTHER BANK SERVICES - 3.79%
  Citigroup Capital (7.750% due 12/01/36)                100,000        107,051
  Federal Farm Credit Bank (4.250% due 02/01/12)         750,000        755,395
  Key Bank (5.000% due 07/17/07)                         185,000        188,020
  Residential Asset Corp. (4.610% due 06/25/33)          298,000        296,520
                                                                   ------------
                                                                      1,346,986
                                                                   ------------
CAPITAL GOODS - 3.31%
  Eaton Corp. (5.750% due 07/15/12)                      439,000        473,490
  Eli Lilly (2.900% due 03/15/08)                        100,000         96,984
  General Electric Capital Corp (6.125% due
    02/22/11)                                            100,000        108,646
  Honeywell International (7.500% due 03/01/10)          108,000        123,059
  Masco Corp (5.875% due 07/15/12)                       180,000        193,147
  Pitney Bowes Inc. (4.625% due 10/01/12)                180,000        182,523
                                                                   ------------
                                                                      1,177,849
                                                                   ------------
CONSUMER NON-DURABLE - 2.67%
  Campbell Soup Co. (5.875% due 10/01/08)                230,000        241,734
  Cargill Inc.(2) (5.000% due 11/15/13)                  250,000        255,989
  Cintas Corp. (5.125% due 06/01/07)                      68,000         69,269
  Diageo Capital (3.375% due 03/20/08)                   136,000        133,418
  E.W. Scripps Co (5.750% due 07/15/12)                  180,000        195,385
  Pharmacia Corp. (5.875% due 12/01/08)                   50,000         52,778
                                                                   ------------
                                                                        948,573
                                                                   ------------
ENERGY - 3.39%
  Colonial Pipeline Co.(2) (7.750% due 11/01/10)         175,000        202,619
  Colonial Pipeline Co.(2) (6.580% due 08/28/32)         100,000        120,459
  Conoco Funding Co. (6.350% due 10/15/11)                80,000         88,584
  Conoco Inc. Sr. Nts. (6.350% due 04/15/09)             143,000        154,179
  Devon Financing Corp. (6.875% due 09/30/11)            180,000        201,414
  Exelon Generation Co. (5.350% due 01/15/14)            230,000        238,534
  Public Service Inc. (6.625% due 02/15/11)              180,000        199,760
                                                                   ------------
                                                                      1,205,549
                                                                   ------------
FINANCE - 1.41%
  American General Finance (5.375% due 09/01/09)         210,000        217,656
  Camden Trust (5.875% due 11/30/12)                     100,000        105,182
  TIAA Global Market(2) (4.125% due 11/15/07)            180,000        179,932
                                                                   ------------
                                                                        502,770
                                                                   ------------
HEALTH CARE - 0.53%
  Amgen Inc. (6.500% due 12/01/07)                       180,000        189,690
                                                                   ------------

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
SCHEDULE OF INVESTMENTS                    LEHMAN AGGREGATE BOND INDEX PORTFOLIO

                                                      PRINCIPAL        VALUE
                                                     --------------------------
MEDIA & CABLE - 0.59%
  Comcast Corp. (5.300% due 01/15/14)                $   100,000   $    102,801
  Thomson Corp. (6.200% due 01/05/12)                    100,000        108,525
                                                                   ------------
                                                                        211,326
                                                                   ------------
MANUFACTURING - 4.41%
  Alcoa Inc. (6.500% due 06/01/11)                       100,000        110,716
  Champion International Corp. (7.200% due
    11/01/26)                                            200,000        233,425
  Ford Motor Co. (6.375% due 02/01/29)                   500,000        385,510
  Westvaco Corp. (7.950% due 02/15/31)                   500,000        642,431
  Weyerhauser Co. (6.750% due 03/15/12)                  180,000        198,043
                                                                   ------------
                                                                      1,570,125
                                                                   ------------
TELECOMMUNICATIONS - 1.40%
  GTE (7.510% due 04/01/09)                              180,000        198,606
  GTE North Inc. (6.940% due 04/15/28)                    80,000         92,454
  Sprint Capital Corp. (6.875% due 11/15/28)             180,000        206,619
                                                                   ------------
                                                                        497,679
                                                                   ------------
TRANSPORTATION - 0.52%
  CSX Corp. (4.875% due 11/01/09)                        180,000        182,824
                                                                   ------------
    Total Corporate Bonds & Notes
    (cost $8,061,058)                                                 8,085,683
                                                                   ------------

                                                         SHARES        VALUE
                                                     --------------------------
UNIT INVESTMENT TRUST - 1.48%
  iShares Lehman Aggregate Bond Fund*                      5,100   $    527,238
                                                                   ------------
    Total Unit Investment Trust
      (cost $522,796)                                                   527,238
                                                                   ------------

SHORT-TERM INVESTMENTS - 1.88%
NORTHERN TRUST DIVERSIFIED ASSETS                        668,961        668,961
                                                                   ------------
  Total Short-Term Investments
      (cost $668,961)                                                   668,961
                                                                   ------------
TOTAL INVESTMENTS - 98.97%
      (cost $35,177,855)(1)                                          35,204,736
                                                                   ------------
NORTHERN INSTITUTIONAL LIQUID ASSET
  PORTFOLIO(3) - 26.14%                                               9,297,117
                                                                   ------------

OTHER ASSETS AND LIABILITIES - (25.11%)                              (8,932,185)
                                                                   ------------
TOTAL NET ASSETS - 100.00%                                         $ 35,569,668

^*    Non-income producing.

(1) For federal income tax purposes, cost is $35,177,855 and gross unrealized appreciation and depreciation of securities as of June 30, 2005 was $371,892 and ($345,011), respectively, with a net appreciation /depreciation of $26,881.

(2) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3) This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $13,032,342, $9,297,117, and $3,967,586, respectively.

The accompanying notes are an integral part of the financial statements.

                                     Summit Mutual Funds, Inc. - Pinnacle Series
LEHMAN AGGREGATE BOND INDEX PORTFOLIO                       FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005 (Unaudited)

ASSETS
  Investments in securities, at value                               $ 35,204,736
  Collateral for securities loaned,
    at fair value                                                      9,297,117
  Receivables:
    Shares sold                                                           28,650
    Interest and dividends                                               376,846
  Prepaid expenses and other                                                 737
                                                                    ------------
                                                                      44,908,086
                                                                    ------------
LIABILITIES
  Payables:
    Shares redeemed                                                        3,350
    Payable upon return of securities loaned                           9,297,117
    Advisory fees                                                          7,477
    Administration expenses                                                3,646
    Directors' fees                                                        1,315
    Fund accounting fees                                                  11,092
    Professional fees                                                      9,718
    Other accrued expenses                                                 4,703
                                                                    ------------
                                                                       9,338,418
                                                                    ------------
NET ASSETS*
  Paid-in capital                                                     35,517,270
  Accumulated undistributed net
    investment income                                                    176,908
  Accumulated net realized gain / (loss)
    on investments and futures contracts                                (151,391)
  Net unrealized appreciation / (depreciation)
    on investments                                                        26,881
                                                                    ------------
                                                                    $ 35,569,668
                                                                    ============

Shares authorized ($.10 par value)                                    20,000,000
Shares outstanding                                                       708,070
Net asset value, offering and redemption
  price per share                                                   $      50.23
Investments at cost                                                 $ 35,177,855

* FEDERAL TAX DATA AS OF DECEMBER 31, 2004
  Undistributed ordinary income                                     $    185,586

Capital Loss Carryforward Expiring December 31:
--------------------------------------------------------------------------------
       2011                2012
       ----                ----
    $ (65,139)          $ (58,001)

STATEMENT OF OPERATIONS
For the period ended June 30, 2005 (Unaudited)

INVESTMENT INCOME
  Interest                                                          $    669,133
  Dividends                                                                8,271
  Other income                                                             5,699
                                                                    ------------
                                                                         683,103
                                                                    ------------
EXPENSES
  Advisory fees                                                           50,223
  Administration expenses                                                 16,741
  Custodian fees and expenses                                              1,270
  Fund accounting fees                                                    21,438
  Professional fees                                                        7,832
  Directors' fees                                                          1,916
  Transfer agent fees                                                      5,122
  Other expenses                                                           2,975
                                                                    ------------
                                                                         107,517
  Reimbursements and waivers                                              (7,071)
                                                                    ------------
                                                                         100,446
                                                                    ------------
NET INVESTMENT INCOME / (LOSS)                                           582,657
                                                                    ------------
REALIZED AND UNREALIZED GAIN / (LOSS)
  Net realized gain / (loss) on investments
    and options                                                            7,850
  Net change in unrealized appreciation /
    (depreciation) on investments                                        122,048
                                                                    ------------
NET REALIZED AND UNREALIZED GAIN / (LOSS)                                129,898
                                                                    ------------
NET INCREASE / (DECREASE) IN
NET ASSETS FROM OPERATIONS                                          $    712,555
                                                                    ============

TRANSACTIONS WITH AFFILIATES:

              Percent of Current
               Net Asset Value
-------------------------------------------
   Advisory         Administration   Expense
     Fee                 Fee         Limit(1)    Waiver    Reimbursement
------------------------------------------------------------------------
    0.30%                0.10%          0.30%    $   --       $ 7,071

(1) The Adviser has agreed to pay other expenses of the portfolio, other than the advisory fees, to the extent that such expenses exceed the stated percentage of their average net assets.

The accompanying notes are an integral part of the financial statements.

Summit Mutual Funds, Inc. - Pinnacle Series
FINANCIAL STATEMENTS                       LEHMAN AGGREGATE BOND INDEX PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    For the
                                                                   Six Months
                                                                  Ended June 30,
Year Ended
                                                                   (Unaudited)
December 31,
                                                                 ------------------
--------------
                                                                       2005
2004
                                                                 ------------------
--------------
OPERATIONS
  Net investment income / (loss)                                 $    582,657
$    916,010
  Net realized gain / (loss) on investments and futures                 7,850
27,952
  Net change in unrealized appreciation / (depreciation)
    on investments                                                    122,048
(63,875)
                                                                 ------------
------------

                                                                      712,555
880,087
                                                                 ------------
------------
DISTRIBUTIONS TO SHAREHOLDERS*
  Net investment income                                              (627,437)
(871,519)
                                                                 ------------
------------

                                                                     (627,437)
(871,519)
                                                                 ------------
------------

FUND SHARE TRANSACTIONS                                             4,891,728
36,483,759
  Proceeds from shares sold                                           627,437
871,519
  Reinvestment of distributions                                    (2,820,324)
(14,874,112)
                                                                 ------------
------------

  Payments for shares redeemed                                      2,698,841
22,481,166
                                                                 ------------
------------

NET INCREASE / (DECREASE) IN NET ASSETS                             2,783,959
22,489,734
NET ASSETS
  Beginning of period                                              32,785,709
10,295,975
                                                                 ------------
------------
  End of period                                                  $ 35,569,668
$ 32,785,709
                                                                 ============
============

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                  $    176,908
$    185,586
                                                                 ============
============
FUND SHARE TRANSACTIONS
  Sold                                                                 97,977
726,338
  Reinvestment of distributions                                        12,623
17,551
  Redeemed                                                            (56,491)
(296,741)
                                                                 ------------
------------

    Net increase / (decrease) from fund share transactions             54,109
447,148
                                                                 ============
============
TOTAL COST OF PURCHASES OF:
  Common Stocks                                                  $    452,975
$         --
  U.S. Government Securities                                        3,571,098
26,066,150
  Corporate Bonds                                                   1,512,559
8,061,738
                                                                 ------------
------------

                                                                 $  5,536,632
$ 34,127,888
                                                                 ============
============

TOTAL PROCEEDS FROM SALES OF:
  Common Stocks                                                  $   (265,491)
$         --
  U.S. Government Securities                                        2,443,829
8,164,771
  Corporate Bonds                                                     740,598
3,435,321
                                                                 ------------
------------
                                                                 $  2,918,936
$ 11,600,092
                                                                 ============
============

*TAX CHARACTER OF DISTRIBUTIONS PAID
  Ordinary income                                                $    627,437
$    871,519
                                                                 ------------
------------
                                                                 $    627,437
$    871,519
                                                                 ============
============

The accompanying notes are an integral part of the financial statements.

                                     Summit Mutual Funds, Inc. - Pinnacle Series
                                                   NOTES TO FINANCIAL STATEMENTS

June 30, 2005 (Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Summit Mutual Funds, Inc., ("Summit Mutual Funds"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Summit Mutual Funds is offered in two series, the Pinnacle Series and the Apex Series. The shares of the Pinnacle Series (the "Series") are sold to insurance companies and their separate accounts to fund the benefits under certain variable insurance products. The results of the Series presented exclude the additional fees and expenses of variable annuity or variable life insurance contracts. The Series' shares are offered in nine different portfolios - Zenith Portfolio, Bond Portfolio, S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, Nasdaq-100 Index Portfolio, Russell 2000 Small Cap Index Portfolio, EAFE International Index Portfolio, and Lehman Aggregate Bond Index Portfolio (individually "Portfolio", collectively "Portfolios"). The Zenith Portfolio seeks long-term appreciation of capital by investing primarily in common stocks and other equity securities. The Bond Portfolio seeks a high level of current income as is consistent with reasonable investment risk by investing primarily in long-term, fixed-income, investment-grade corporate bonds. The S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Russell 2000 Small Cap Index Portfolio, Nasdaq-100 Index Portfolio, and EAFE International Index Portfolio seek investment results that correspond to the total return performance of common stocks as represented by their respective index. The Balanced Index Portfolio seeks investment results, with respect to 60% of its assets, that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index and, with respect to 40% of its assets, that correspond to the total return performance of investment grade bonds, as represented by the Lehman Brothers Aggregate Bond Index. The Lehman Aggregate Bond Index Portfolio seeks investment results that correspond to the total return performance of the bond market, as represented by the Lehman Brothers Aggregate Bond Index. The results of the Portfolio(s) for your investment product are included herein.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation - Securities held in each Portfolio, except for money market instruments maturing in 60 days or less, are valued as follows:
Securities traded on stock exchanges (including securities traded in both the over-the-counter market and on an exchange), or listed on the NASDAQ National Market System, are valued at the last sales price as of the close of the New York Stock Exchange on the day the securities are being valued, or, lacking any sales, at the closing bid prices. Alternatively, NASDAQ listed securities may be valued on the basis of the NASDAQ Official Closing Price. Securities traded only in the over-the-counter market are valued at the last bid price, as of the close of trading on the New York Stock Exchange, quoted by brokers that make markets in the securities. Other securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board of Directors. Money market instruments with a remaining maturity of 60 days or less held in each Portfolio are valued at amortized cost which approximates market.

Securities transactions and investment income - Securities transactions are recorded on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. All amortization of discount and premium is recognized currently under the effective interest method. Gains and losses on sales of investments are calculated on the identified cost basis for financial reporting and tax purposes. Paydown gains and losses on mortgage and asset-backed securities are presented as interest income.

Federal taxes - It is the intent of Summit Mutual Funds to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and any net realized capital gains. Regulated investment companies owned by the segregated asset accounts of a life insurance company, held in connection with variable insurance products, are exempt from excise tax on undistributed income. Therefore, no provision for income or excise taxes has been recorded.

Distributions - Distributions from net investment income in all fixed income Portfolios generally are declared and paid quarterly. Equity Portfolios generally declare and pay dividends annually. Net realized capital gains are distributed periodically, no less frequently than annually. Distributions are recorded on the ex-dividend date. All distributions are reinvested in additional shares of the respective Portfolio at the net asset value per share.

Summit Mutual Funds, Inc. - Pinnacle Series
NOTES TO FINANCIAL STATEMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES (continued)

The amount of distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

Expenses - Allocable expenses of Summit Mutual Funds are charged to each Portfolio based on the ratio of the net assets of each Portfolio to the combined net assets of Summit Mutual Funds. Nonallocable expenses are charged to each Portfolio based on specific identification.

Foreign Currency - Summit Mutual Funds' accounting records are maintained in U.S. dollars. All Portfolios may purchase foreign securities within certain limitations set forth in the Prospectus. Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars at the spot rate at the close of the London Market. Summit Mutual Funds does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the underlying fluctuation in the securities resulting from market prices. All are included in net realized and unrealized gain or loss for investments.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies including the level of governmental supervision and regulations of foreign securities markets and the possibility of political and economic instability.

Futures Contracts - S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, Nasdaq-100 Index Portfolio, Russell 2000 Small Cap Index Portfolio, and EAFE International Index Portfolio (collectively, the "Index Portfolios") may enter into futures contracts that relate to securities in which it may directly invest and indices comprised of such securities and may purchase and write call and put options on such contracts. The Index Portfolios may invest up to 20% of their assets in such futures and/or options, except that until each Portfolio reaches $25 million (or $50 million in the case of the Nasdaq-100 Index Portfolio, the Russell 2000 Small Cap Index Portfolio, and the EAFE International Index Portfolio), it may invest up to 100% in such futures and/or options. These contracts provide for the sale of a specified quantity of a financial instrument at a fixed price at a future date. When the Index Portfolios enter into a futures contract, they are required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Under terms on the contract, the Index Portfolios agree to receive from or pay to the broker an amount equal to the daily fluctuation in the value of the contract (known as the variation margin). The variation margin is recorded as unrealized gain or loss until the contract expires or is otherwise closed, at which time the gain or loss is realized. The Index Portfolios invest in futures as a substitute to investing in the common stock positions in the Index that they intend to match. The potential risk to the Index Portfolios is that the change in the value in the underlying securities may not correlate to the value of the contracts.

Portfolio Securities Loaned - The Portfolios currently lend their securities to approved brokers to earn additional income and receive cash and/or securities as collateral to secure the loans. Income from securities lending is included in "Other Income" on the Statement of Operations. Collateral is maintained at not less than 100% of the value of loaned securities. Although the risk of lending is mitigated by the collateral, the Portfolios could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. In addition to cash collateral, the Portfolios may accept noncash collateral consisting of government securities and irrevocable letters of credit from domestically domiciled banks.

                                     Summit Mutual Funds, Inc. - Pinnacle Series
                                                   NOTES TO FINANCIAL STATEMENTS

NOTE 2 - TRANSACTIONS WITH AFFILIATES

Investment Advisory fees - Summit Mutual Funds pays investment advisory fees to Summit Investment Partners, Inc. (the "Adviser") under terms of an Investment Advisory Agreement (the "Agreement"). Certain officers and directors of the Adviser are affiliated with the Fund. The Fund pays the Adviser, as full compensation for all services and facilities furnished, a monthly fee computed separately for each Portfolio on a daily basis.

Selection and approval factors - At its November 8, 2004 meeting, the Board of Directors renewed the Adviser's contract and approved the advisory fees at the same level as in the prior year. The following factors, among others, were considered in the Board's decision: (1) The nature, extent and quality of the services provided by the Adviser have been consistent and continue to meet the standards established by the Board; (2) The investment performance of the Funds, when compared to industry rankings and other criteria, in all cases exceeded the 50th percentile; (3) The costs and profitability of the services provided by the Adviser were analyzed, and the Board determined that staff compensation (the largest cost component) was appropriate to maintain continuity in service, and that the Adviser's profitability was in line with industry standards; (4) The Board discussed economies of scale and determined that they have not been achieved and are not expected in the near term because of the relatively small size of the Funds; and (5) Fee levels were determined to be competitive and reflective of current industry and Adviser conditions. The structure and level of fees will be addressed as economies of scale are realized to the benefit of shareholders.

Administration fees - Summit Mutual Funds pays the Adviser to perform certain administration services. The Fund shall pay the Adviser as full compensation for all facilities and services furnished a fee computed separately for each portfolio of the Fund.

Directors' fees - Each director who is not affiliated with the Adviser receives fees from Summit Mutual Funds for service as a director. Members of the Board of Directors who are not affiliated with the Adviser are eligible to participate in a deferred compensation plan. The value of each director's deferred compensation account will increase or decrease at the same rate as if it were invested in shares of the Scudder Money Market Fund.

Summit Investment Partners, Inc. is a wholly-owned subsidiary of Union Central. On or about January 28, 2005, the boards of directors of Union Central and The Ameritas Acacia Companies of Lincoln, Nebraska voted to combine at the mutual holding company level. This transaction is subject to appropriate regulatory approval and the approval of the members and policyholders of both insurance companies

                                     Summit Mutual Funds, Inc. - Pinnacle Series
                                                          MANAGEMENT OF THE FUND

                             Directors and Officers

Independent Directors


Number of
                                         Term of
Portfolios in        Other
                          Position(s)  Office and
Fund Complex     Directorships
                           with the     Length of   Principal Occupation(s)
Overseen by        Held by
Name, Age and Address(1)     Fund      Time Served  During Past Five Years
Director         Director
-----------------------------------------------------------------------------------
-----------------------------------------
Theodore H. Emmerich      Director     Director     Consultant; former Partner,
Ernst        15        American Financial
(78)                                   since 1987   & Whinney, Accountants
Group

Yvonne L. Gray            Director     Director     Chief Operating Officer, United
15
(54)                                   since 1999   Way of Greater Cincinnati
(Social
                                                    Services Provider); prior
thereto,
                                                    Vice President / Trust
Operations
                                                    Officer, Fifth Third Bank;
former
                                                    Audit Manager, Price Waterhouse
                                                    (Accounting Firm)

David C. Phillips         Director     Director     Co-Founder, Cincinnati Works
Inc.        15        Meridian Bioscience,
(66)                                   since 2001   (Job Placement); prior thereto,
Inc.; Cintas, Inc.
                                                    Chief Executive Officer,
Downtown
                                                    Cincinnati Inc. (Economic
                                                    Revitalization of Cincinnati)

Mary W. Sullivan          Director     Director     Attorney, Peck, Shaffer &
Williams       15        Franklin Savings and
(48)                                   since 2001   LLP (Law Firm)
Loan Co.; First

Franklin Corporation

Interested Directors and Officers


Number of
                                         Term of
Portfolios in        Other
                          Position(s)  Office and
Fund Complex     Directorships
                           with the     Length of   Principal Occupation(s)
Overseen by        Held by
Name, Age and Address(1)     Fund      Time Served  During Past Five Years
Director         Director
-----------------------------------------------------------------------------------
-----------------------------------------
Steven R. Sutermeister*   Director,    Director     Senior Vice President, Union
15        Carillon Investments,
(51)                      President    since 1999   Central; President and Chief
Inc.; Summit
                          and Chief                 Executive Officer, Adviser.
Investment Partners,
                          Executive
Inc.; Union Central
                          Officer
Mortgage Funding,

Inc.

John F. Labmeier          Vice         Officer      Vice President, Associate
NA        NA
876 Waycross Rd.          President    since 1990   General Counsel and
Cincinnati, OH 45240      and                       Assistant Secretary,
(56)                      Secretary                 Union Central; Vice
                                                    President and
                                                    Secretary, Carillon
                                                    Investments, Inc.;
                                                    Secretary, Adviser

Thomas G. Knipper         Vice         Officer      Treasurer, and Chief Compliance
NA        NA
(47)                      President,   since 1995   Officer, Adviser
                          Controller
                          and Chief
                          Compliance
                          Officer

Gerald Q. Herbert         Treasurer    Officer      Director of Finance and
NA        NA
(38)                                   since 2005   Accounting, Adviser; prior
                                                    thereto, Controller, General
                                                    Factory Supplies Co.

John M. Lucas             Assistant    Officer      Second Vice President,
NA        NA
876 Waycross Rd.          Secretary    since 1990   Counsel and Assistant
Cincinnati, OH 45240                                Secretary, Union Central
(54)

-------------
(1) Except as otherwise indicated, the business of each listed person is 312 Elm St., Ste. 1212, Cincinnati, OH 45202
* Mr. Sutermeister may be considered to be an "interested person" of the Fund (within the meaning of the Investment Company Act of 1940) because of his affiliation with the Adviser.

The Summit Pinnacle Series is distributed to insurance company separate accounts available in variable annuity and variable universal life insurance products. Summit Pinnacle Series is distributed by Carillon Investments, Inc., Cincinnati, Ohio, Member SIPC.The Pinnacle Series consists of the following Portfolios:

      Equity Index Accounts
      S&P 500 Index Portfolio
      S&P MidCap 400 Index Portfolio
      Russell 2000 Small Cap Index
      Portfolio  Nasdaq-100 Index Portfolio
      EAFE International Index Portfolio

      Fixed Income & Balanced Index Account
      Balanced Index Portfolio
      Lehman Aggregate Bond Index Portfolio

      Managed Accounts
      Zenith Portfolio
      Bond Portfolio

The Summit Apex Series is a family of Mutual Funds intended for institutional and retail accounts. For more complete information about the Summit Mutual Funds' Apex Series, including charges and expenses, call 888-259-7565 for a prospectus. Please read it carefully before you invest or send money. Summit Apex Series is distributed by Quasar Distributors, LLC., Milwaukee, Wisconsin, Member SIPC.
The Apex Series consists of the following Funds:

      Equity Index Accounts
      Nasdaq-100 Index Fund

      Managed Accounts
      Everest Fund
      Bond Fund
      Short-term Government Fund
      High Yield Bond Fund

      Stable Value Account
      Money Market Fund

Please visit our Website at www.summitfunds.com to learn more about the Summit Mutual Funds.


[SUMMIT MUTUAL FUNDS LOGO]


SMF6311PINNACLE 605


ITEM 2.   CODE OF ETHICS

Not applicable for semiannual report.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for semiannual report.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for semiannual report.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable for semiannual report.

ITEM 6.   SCHEDULE OF INVESTMENTS

Included in Report to Shareholders.

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
          CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
          COMPANIES

Not applicable.

ITEM 9.   PURCHASES OF EQUITY SECURITIES BY CLOSED-END
          MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES

(a) The Registrant's President and Controller have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12.  EXHIBITS

          (1) Certifications pursuant to Rule 30a-2(a) under the Act filed herewith.
          (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

                                SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Summit Mutual Funds, Inc.

By:   /s/ Steven R. Sutermeister
      -------------------------------------------
      Steven R. Sutermeister, President

Date:    September 1, 2005
      -------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Steven R. Sutermeister
      -------------------------------------------
      Steven R. Sutermeister, President

Date:   September 1, 2005
      -------------------------------------------

By:   /s/ Thomas G. Knipper
      -------------------------------------------
      Thomas G. Knipper, Controller

Date:   September, 1, 2005
      -------------------------------------------